UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-201820
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 6	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 88	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Destination Freedom+SM
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	American Funds Insurance Series® - International Fund: Class 4
•	American Funds Insurance Series® - New World Fund®: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2

•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Insurance Series - Federated Fund for U.S. Government Securities II
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Global Managed Futures Strategy
•	Guggenheim Variable Funds - Long Short Equity Fund
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares
•	Invesco - Invesco V.I. International Growth Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Janus Henderson VIT Balanced Portfolio: Service Shares
•	Janus Henderson VIT Enterprise Portfolio: Service Shares
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	Merger Fund VL (The) - The Merger Fund VL
•	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Financial Services Fund
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
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Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Quarterly Contract Anniversary – Each recurring three-month anniversary of the date the contract was issued.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$50 [2]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.85%
Administrative Charge	0.15% [3]
No CDSC Option ("C Schedule Option") Charge (assessed as an annualized percentage of Daily Net Assets)	0.35%
Death Benefit Options (an applicant may purchase one) (assessed as an annualized percentage of Daily Net Assets)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.85%
Administrative Charge (applicable to all contracts)	0.15% [3]
C Schedule Option Charge	0.35%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
9

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.31%	2.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 5 year CDSC schedule;
•	a $50 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.93%)	$1,233	$2,095	$2,649	$5,255	*	$1,595	$2,649	$5,255	$533	$1,595	$2,649	$5,255
Minimum Total Underlying Mutual Fund Operating Expenses (0.31%)	$ 958	$1,294	$1,355	$2,883	*	$ 794	$1,355	$2,883	$258	$ 794	$1,355	$2,883
*	Generally, the contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract).
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
10

•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
11

Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.85% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
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•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
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Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
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Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
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In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
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Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the
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abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.85% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
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Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least five years; or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
CDSC Options
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
Some Nationwide contracts provide for additional credits to be applied to a contract when cumulative purchase payments reach certain aggregate levels. For purposes of determining cumulative purchase payments, Nationwide may also include purchase payments to other Nationwide annuity contracts. Note: Election of the C Schedule Option makes this contract ineligible to be included when determining cumulative purchase payments for such additional credits.
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Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
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The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
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Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.85% (with the Administrative Charge waiver; otherwise, 1.00%) to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to
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remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	a $50 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
If an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
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•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust – NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
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to any other Sub-Account(s).
Transfers occur monthly. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. Contract Owners that elect a GPS portfolio must allocate 100% of their Contract Value to the GPS.
A GPS is a static allocation strategy. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS is best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Fund Information.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
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The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
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Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the death benefit.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
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Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
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(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
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If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
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(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.85% of the Daily Net Assets (with the Administrative Charge waiver; otherwise, 1.00%).
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
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(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-201820
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performanceof its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
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American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The investment seeks positive absolute returns.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
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Federated Insurance Series - Federated Fund for U.S. Government Securities II
Investment Advisor:	Federated Investment Management Company
Investment Objective:	To provide current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMRC and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Global Managed Futures Strategy
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To achieve a high level of total return on its assets through a combination of capital appreciation and current income.
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Invesco - Invesco V.I. International Growth Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Janus Henderson VIT Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
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Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
Merger Fund VL (The) - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
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Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
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Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
51

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
52

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
53

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
54

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
55

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
56

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
57

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
58

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits and with the Administrative Charge waiver (the minimum Variable Account charge of 0.85%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Federated Insurance Series - Federated Fund for U.S. Government Securities II
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.682208	-23.18%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.725802	7.814584	-19.65%	0
2017	9.891971	9.725802	-1.68%	0
2016	7.085787	9.891971	39.60%	0
2015	11.512650	7.085787	-38.45%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.319174	11.550519	-13.28%	0
2017	10.749937	13.319174	23.90%	0
2016	10.041319	10.749937	7.06%	0
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.864521	10.468053	-3.65%	89,129
2017	10.569336	10.864521	2.79%	70,899
2016	10.211659	10.569336	3.50%	39,070
2015	10.559814	10.211659	-3.30%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	13.057960	11.791611	-9.70%	427,620
2017	11.284815	13.057960	15.71%	178,507
2016	9.604828	11.284815	17.49%	99,566
2015*	10.000000	9.604828	-0.04%	0
59

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	11.020647	10.134430	-8.04%	141,248
2017	9.866832	11.020647	11.69%	63,049
2016	9.588302	9.866832	2.90%	6,401
2015	9.847006	9.588302	-2.63%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.513050	12.834093	-11.57%	11,501
2017	11.651555	14.513050	24.56%	3,827
2016	11.537974	11.651555	0.98%	0
2015	11.639089	11.537974	-0.87%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.966083	10.273074	-14.15%	89,482
2017	9.150032	11.966083	30.78%	14,314
2016	8.940682	9.150032	2.34%	3,307
2015*	10.000000	8.940682	-0.11%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.383642	10.528313	-14.98%	328,823
2017	9.677334	12.383642	27.97%	19,627
2016	9.291545	9.677334	4.15%	8,694
2015*	10.000000	9.291545	-0.07%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	11.105804	10.692851	-3.72%	53,056
2017	10.460327	11.105804	6.17%	6,649
2016	9.351051	10.460327	11.86%	0
2015*	10.000000	9.351051	-0.06%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.138863	9.979702	-1.57%	41,407
2017	9.907878	10.138863	2.33%	0
2016*	10.000000	9.907878	-0.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.902772	11.843782	-8.21%	80,997
2017	11.170954	12.902772	15.50%	80,997
2016*	10.000000	11.170954	0.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.491215	13.278505	-8.37%	54,911
2017	12.853174	14.491215	12.74%	56,589
2016	12.487892	12.853174	2.93%	31,054
2015	12.722295	12.487892	-1.84%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.146171	9.279618	-8.54%	17,707
2017*	10.000000	10.146171	1.46%	11,192
60

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.238125	9.744717	-4.82%	4,955
2017*	10.000000	10.238125	2.38%	4,955
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	13.182947	10.855652	-17.65%	28,790
2017	11.896843	13.182947	10.81%	8,749
2016	9.153225	11.896843	29.97%	6,859
2015*	10.000000	9.153225	-0.08%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.755276	11.498562	-16.41%	151,078
2017	12.059145	13.755276	14.07%	136,490
2016	10.557354	12.059145	14.23%	34,631
2015	10.922696	10.557354	-3.34%	11,977
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.648045	10.547974	-0.94%	123,732
2017	10.381693	10.648045	2.57%	59,788
2016	9.610697	10.381693	8.02%	40,000
2015*	10.000000	9.610697	-0.04%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.270217	-17.30%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.840702	11.218161	-5.26%	0
2017	10.284471	11.840702	15.13%	0
2016	9.695753	10.284471	6.07%	0
2015*	10.000000	9.695753	-0.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.060855	11.758879	-9.97%	34,469
2017	11.296077	13.060855	15.62%	26,754
2016*	10.000000	11.296077	0.13%	20,979
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.728514	13.552359	-1.28%	468,360
2017	10.270188	13.728514	33.67%	14,403
2016	10.301337	10.270188	-0.30%	4,871
2015*	10.000000	10.301337	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.316596	10.147911	-1.64%	60,265
2017	10.005406	10.316596	3.11%	63,194
2016*	10.000000	10.005406	0.00%	12,724
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.228045	10.413521	-7.25%	17,626
2017	10.912488	11.228045	2.89%	15,624
2016	10.435505	10.912488	4.57%	2,758
2015*	10.000000	10.435505	0.04%	0
61

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.982238	10.581034	-3.65%	19,156
2017	10.299040	10.982238	6.63%	10,233
2016	9.616131	10.299040	7.10%	4,748
2015	9.890034	9.616131	-2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.915567	15.152820	-10.42%	9,211
2017	15.235230	16.915567	11.03%	9,075
2016	13.576102	15.235230	12.22%	9,155
2015	14.599574	13.576102	-7.01%	9,109
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.439173	11.802055	-5.12%	11,906
2017	11.439029	12.439173	8.74%	12,019
2016	10.117968	11.439029	13.06%	11,523
2015	10.979214	10.117968	-7.84%	6,066
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.744729	12.098578	-11.98%	20,783
2017	12.764736	13.744729	7.68%	20,783
2016	11.476508	12.764736	11.22%	14,137
2015	12.013388	11.476508	-4.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.733586	9.837425	1.07%	179,033
2017	9.631333	9.733586	1.06%	126,627
2016	9.436406	9.631333	2.07%	66,776
2015*	10.000000	9.436406	-0.06%	16,461
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.470669	10.879549	-5.15%	0
2017	10.227741	11.470669	12.15%	0
2016	9.886374	10.227741	3.45%	0
2015	10.586980	9.886374	-6.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.887325	9.936911	0.50%	148,485
2017	9.848193	9.887325	0.40%	1,755
2016	9.837854	9.848193	0.11%	1,844
2015	9.978570	9.837854	-1.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.434459	-5.66%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	7.097593	6.401680	-9.80%	23,875
2017	6.584806	7.097593	7.79%	27,958
2016	7.791551	6.584806	-15.49%	17,695
2015	7.981915	7.791551	-2.38%	8,361
62

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	11.731646	10.126774	-13.68%	0
2017	10.301840	11.731646	13.88%	0
2016	10.322308	10.301840	-0.20%	0
2015	10.281260	10.322308	0.40%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.111685	8.575384	-5.89%	16,082
2017	8.863889	9.111685	2.80%	0
2016	8.983114	8.863889	-1.33%	0
2015	8.895667	8.983114	0.98%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.978127	11.078756	-7.51%	13,390
2017	10.999123	11.978127	8.90%	12,950
2016	9.947652	10.999123	10.57%	12,047
2015	10.494728	9.947652	-5.21%	12,436
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.591315	11.471540	-8.89%	39,365
2017	10.731872	12.591315	17.33%	39,383
2016	9.499325	10.731872	12.98%	21,091
2015*	10.000000	9.499325	-0.05%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	11.129957	9.356970	-15.93%	22,498
2017	9.146461	11.129957	21.69%	22,565
2016	9.289363	9.146461	-1.54%	3,112
2015*	10.000000	9.289363	-0.07%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.658916	12.805626	-6.25%	16,291
2017	11.647389	13.658916	17.27%	18,108
2016	12.056592	11.647389	-3.39%	18,108
2015	13.267285	12.056592	-9.13%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.108716	5.947950	-34.70%	9,570
2017	10.516265	9.108716	-13.38%	0
2016	7.882600	10.516265	33.41%	0
2015*	10.000000	7.882600	-0.21%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.949943	11.898930	-0.43%	41,466
2017	10.201989	11.949943	17.13%	41,466
2016	9.862784	10.201989	3.44%	0
2015*	10.000000	9.862784	-0.01%	0
63

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.568366	13.362899	-1.51%	35,955
2017	10.767757	13.568366	26.01%	9,856
2016	9.687303	10.767757	11.15%	10,029
2015*	10.000000	9.687303	-0.03%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.339547	10.119313	-2.13%	6,088
2017	10.089654	10.339547	2.48%	7,487
2016	9.954750	10.089654	1.36%	6,520
2015*	10.000000	9.954750	0.00%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.323875	16.331509	0.05%	38,746
2017	11.360831	16.323875	43.69%	25,104
2016	10.063973	11.360831	12.89%	16,711
2015*	10.000000	10.063973	0.01%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.555124	10.733369	-7.11%	16,472
2017	9.973689	11.555124	15.86%	16,472
2016	9.504304	9.973689	4.94%	16,472
2015*	10.000000	9.504304	-0.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.285471	10.639043	-5.73%	13,658
2017	10.189104	11.285471	10.76%	0
2016	9.676148	10.189104	5.30%	0
2015*	10.000000	9.676148	-0.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.230837	9.068600	-19.25%	58,638
2017	8.861134	11.230837	26.74%	57,555
2016	7.399330	8.861134	19.76%	28,882
2015	9.334971	7.399330	-20.74%	7,088
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.672809	9.675103	-9.35%	184,998
2017	9.280421	10.672809	15.00%	184,998
2016	9.272901	9.280421	0.08%	0
2015*	10.000000	9.272901	-0.07%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	12.076939	12.357861	2.33%	13,937
2017	9.829742	12.076939	22.86%	0
2016	9.393458	9.829742	4.64%	0
2015*	10.000000	9.393458	-0.06%	0
64

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.236481	10.676593	-4.98%	19,624
2017	10.451790	11.236481	7.51%	20,300
2016	9.137826	10.451790	14.38%	7,774
2015	9.812606	9.137826	-6.88%	4,298
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.280481	10.309886	0.29%	170,658
2017	10.146288	10.280481	1.32%	132,197
2016	9.889921	10.146288	2.59%	98,093
2015*	10.000000	9.889921	-0.01%	12,801
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.559402	10.361688	-1.87%	41,073
2017	10.253507	10.559402	2.98%	40,678
2016	9.918372	10.253507	3.38%	12,408
2015*	10.000000	9.918372	-0.01%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.133379	11.718206	-3.42%	5,257
2017	10.964761	12.133379	10.66%	10,618
2016*	10.000000	10.964761	0.10%	6,717
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.554757	10.549374	-0.05%	23,270
2017	9.297462	10.554757	13.52%	9,685
2016	8.429804	9.297462	10.29%	9,254
2015*	10.000000	8.429804	-0.16%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.289290	11.210750	-8.78%	14,429
2017	10.288335	12.289290	19.45%	14,582
2016	9.592120	10.288335	7.26%	14,924
2015*	10.000000	9.592120	-0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.750145	12.034088	-5.62%	0
2017	11.628273	12.750145	9.65%	0
2016	11.065807	11.628273	5.08%	0
2015	11.445757	11.065807	-3.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.664476	11.335248	-10.50%	619,733
2017	10.071616	12.664476	25.74%	105,322
2016	9.781987	10.071616	2.96%	71,837
2015*	10.000000	9.781987	-0.02%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	12.055140	10.563954	-12.37%	24,330
2017	10.720788	12.055140	12.45%	16,503
2016	9.340194	10.720788	14.78%	13,027
2015*	10.000000	9.340194	-0.07%	0
65

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	13.028173	12.006914	-7.84%	40,649
2017	11.990277	13.028173	8.66%	43,416
2016	10.935740	11.990277	9.64%	20,045
2015	11.160643	10.935740	-2.02%	7,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.559938	10.556955	-8.68%	11,424
2017	10.359292	11.559938	11.59%	14,073
2016	9.087717	10.359292	13.99%	0
2015	10.643491	9.087717	-14.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.386097	12.183386	-8.98%	68,261
2017	12.305973	13.386097	8.78%	51,525
2016	12.035404	12.305973	2.25%	22,993
2015	12.313176	12.035404	-2.26%	11,071
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	13.000751	12.032698	-7.45%	0
2017	11.306776	13.000751	14.98%	0
2016	10.809613	11.306776	4.60%	0
2015	11.663882	10.809613	-7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.268113	11.011364	-10.24%	7,447
2017	11.410226	12.268113	7.52%	11,441
2016	9.572887	11.410226	19.19%	5,033
2015*	10.000000	9.572887	-0.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.967898	15.985269	-5.79%	236,046
2017	14.778947	16.967898	14.81%	193,364
2016	13.674642	14.778947	8.08%	89,558
2015	13.657463	13.674642	0.13%	15,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.431745	10.231578	-1.92%	78,886
2017	10.193556	10.431745	2.34%	18,670
2016	10.015256	10.193556	1.78%	4,465
2015*	10.000000	10.015256	0.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.536217	11.257959	-10.20%	445,693
2017	9.653904	12.536217	29.86%	68,508
2016	9.718249	9.653904	-0.66%	6,518
2015*	10.000000	9.718249	-0.03%	44,638
66

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.561886	13.357730	-1.51%	211,116
2017	10.702790	13.561886	26.71%	97,557
2016	9.897244	10.702790	8.14%	37,670
2015*	10.000000	9.897244	-0.01%	49,259
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.906147	12.516265	-3.02%	130,745
2017	10.675661	12.906147	20.89%	87,797
2016	9.692328	10.675661	10.15%	34,805
2015*	10.000000	9.692328	-0.03%	8,984
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.822749	10.478632	-3.18%	34,553
2017	10.265335	10.822749	5.43%	33,282
2016	9.529142	10.265335	7.73%	17,605
2015	9.896868	9.529142	-3.72%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.492519	11.461764	-8.25%	34,851
2017	10.705691	12.492519	16.69%	5,351
2016	9.183373	10.705691	16.58%	0
2015*	10.000000	9.183373	-0.08%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.148917	10.117296	-9.25%	14,531
2017	9.494113	11.148917	17.43%	13,846
2016	9.298686	9.494113	2.10%	14,171
2015*	10.000000	9.298686	-0.07%	13,470
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.125446	1.25%	23,842
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.425627	10.988260	-3.83%	6,176
2017	10.793978	11.425627	5.85%	6,399
2016	9.536286	10.793978	13.19%	5,887
2015	9.875518	9.536286	-3.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.661235	12.866258	-5.82%	14,018
2017	11.043651	13.661235	23.70%	0
2016*	10.000000	11.043651	0.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.459258	11.627063	-6.68%	0
2017	10.616268	12.459258	17.36%	0
2016	9.724049	10.616268	9.18%	0
2015*	10.000000	9.724049	-0.03%	0
67

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.380693	10.254489	-1.22%	97,144
2017	10.152595	10.380693	2.25%	47,326
2016	10.012931	10.152595	1.39%	0
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	19.048214	16.856117	-11.51%	14,153
2017	16.036142	19.048214	18.78%	19,915
2016	14.924989	16.036142	7.44%	0
2015	15.321643	14.924989	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	15.250892	14.178014	-7.03%	6,534
2017	13.727001	15.250892	11.10%	0
2016	13.047410	13.727001	5.21%	0
2015	13.300145	13.047410	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	17.092982	15.564082	-8.94%	5,800
2017	14.886274	17.092982	14.82%	28,647
2016	13.989308	14.886274	6.41%	0
2015	14.299208	13.989308	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.690686	12.254461	-3.44%	43,041
2017	12.034029	12.690686	5.46%	43,041
2016	11.601744	12.034029	3.73%	0
2015	11.787700	11.601744	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.788419	10.868098	-7.81%	0
2017	10.359559	11.788419	13.79%	27,649
2016	9.898146	10.359559	4.66%	0
2015	10.430891	9.898146	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.036449	11.089519	-7.87%	0
2017	10.305866	12.036449	16.79%	0
2016	9.786042	10.305866	5.31%	0
2015	10.375918	9.786042	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	16.181190	14.906036	-7.88%	0
2017	14.319279	16.181190	13.00%	0
2016	13.529915	14.319279	5.83%	0
2015	13.792904	13.529915	-1.91%	0
68

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.881992	16.044327	-10.28%	0
2017	15.274837	17.881992	17.07%	9,169
2016	14.318482	15.274837	6.68%	0
2015	14.662278	14.318482	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.401089	13.597938	-5.58%	0
2017	13.217603	14.401089	8.95%	0
2016	12.576315	13.217603	5.10%	0
2015	12.820681	12.576315	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.617458	10.454305	-1.54%	0
2017	10.278643	10.617458	3.30%	14,515
2016	9.872391	10.278643	4.12%	0
2015*	10.000000	9.872391	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.479686	11.216143	-2.30%	0
2017	11.157537	11.479686	2.89%	0
2016	10.889666	11.157537	2.46%	0
2015	11.040128	10.889666	-1.36%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	15.036581	13.389604	-10.95%	0
2017	12.864403	15.036581	16.89%	0
2016	11.648006	12.864403	10.44%	0
2015	12.131060	11.648006	-3.98%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.886144	12.691094	-8.61%	0
2017	12.303115	13.886144	12.87%	0
2016	11.407938	12.303115	7.85%	0
2015	11.712033	11.407938	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.708026	12.405314	-2.38%	49,075
2017	10.086463	12.708026	25.99%	26,082
2016	9.845415	10.086463	2.45%	21,856
2015*	10.000000	9.845415	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.695330	10.364633	-18.36%	7,168
2017	9.066538	12.695330	40.02%	7,168
2016	8.507818	9.066538	6.57%	7,168
2015*	10.000000	8.507818	-0.15%	0
69

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	10.045702	9.934738	-1.10%	15,060
2017	9.949269	10.045702	0.97%	0
2016	9.986300	9.949269	-0.37%	0
2015*	10.000000	9.986300	0.00%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.356337	9.381882	0.27%	115,798
2017	9.415999	9.356337	-0.63%	177,360
2016	9.496304	9.415999	-0.85%	688,936
2015	9.577714	9.496304	-0.85%	127,024
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.521163	9.731873	-15.53%	12,426
2017	9.143980	11.521163	26.00%	0
2016	9.164085	9.143980	-0.22%	0
2015*	10.000000	9.164085	-0.08%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.848651	10.125171	-14.55%	304,069
2017	9.568738	11.848651	23.83%	183,172
2016	9.562319	9.568738	0.07%	0
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.993435	11.741703	-9.63%	0
2017	11.065274	12.993435	17.43%	0
2016	10.194683	11.065274	8.54%	0
2015	10.385738	10.194683	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.827050	11.157343	-5.66%	0
2017	10.733466	11.827050	10.19%	0
2016	10.183425	10.733466	5.40%	0
2015	10.288587	10.183425	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.431598	11.527844	-7.27%	87,997
2017	10.920708	12.431598	13.84%	87,997
2016	10.222905	10.920708	6.83%	0
2015	10.365674	10.222905	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.976438	10.686379	-2.64%	102,005
2017	10.475033	10.976438	4.79%	49,713
2016	10.132573	10.475033	3.38%	0
2015	10.192447	10.132573	-0.59%	0
70

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.857401	11.094732	-6.43%	0
2017	10.487329	11.857401	13.06%	0
2016	10.005898	10.487329	4.81%	0
2015	10.429727	10.005898	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.205084	11.368180	-6.86%	0
2017	10.524237	12.205084	15.97%	0
2016	9.924417	10.524237	6.04%	0
2015	10.421674	9.924417	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.169439	11.380138	-6.49%	344,058
2017	10.868542	12.169439	11.97%	286,561
2016	10.230701	10.868542	6.23%	157,896
2015	10.353063	10.230701	-1.18%	89,389
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.684483	11.604396	-8.52%	0
2017	10.964264	12.684483	15.69%	48,494
2016	10.193463	10.964264	7.56%	0
2015	10.356429	10.193463	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.568331	11.041449	-4.55%	61,028
2017	10.683196	11.568331	8.29%	61,028
2016	10.193231	10.683196	4.81%	0
2015	10.283755	10.193231	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	12.091893	11.410659	-5.63%	0
2017	10.374308	12.091893	16.56%	0
2016	9.639114	10.374308	7.63%	0
2015*	10.000000	9.639114	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.646075	12.215179	-3.41%	99,371
2017	10.480340	12.646075	20.66%	43,701
2016	9.605128	10.480340	9.11%	0
2015*	10.000000	9.605128	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.408080	11.780151	-12.14%	323,279
2017	11.679764	13.408080	14.80%	231,975
2016	9.792754	11.679764	19.27%	48,280
2015	10.133509	9.792754	-3.36%	0
71

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.983597	13.205353	-17.38%	4,947
2017	12.841151	15.983597	24.47%	3,419
2016	13.279162	12.841151	-3.30%	0
2015	13.481208	13.279162	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.727385	8.791954	-18.04%	0
2017	8.829417	10.727385	21.50%	0
2016	8.482363	8.829417	4.09%	0
2015	9.038206	8.482363	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	23.141567	22.175091	-4.18%	0
2017	17.970168	23.141567	28.78%	0
2016	17.770186	17.970168	1.13%	0
2015	17.378640	17.770186	2.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	20.444355	17.879145	-12.55%	10,786
2017	18.029794	20.444355	13.39%	5,207
2016	15.669683	18.029794	15.06%	5,437
2015	16.366420	15.669683	-4.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	22.526786	20.760185	-7.84%	1,689
2017	17.815975	22.526786	26.44%	1,728
2016	16.942356	17.815975	5.16%	1,815
2015	17.146849	16.942356	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.906468	20.584090	-13.90%	4,029
2017	21.179830	23.906468	12.87%	4,029
2016	18.165032	21.179830	16.60%	4,029
2015	18.865116	18.165032	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.859897	10.792439	-9.00%	8,311
2017	9.596178	11.859897	23.59%	8,311
2016	8.956500	9.596178	7.14%	8,311
2015*	10.000000	8.956500	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.400163	10.189022	-17.83%	2,014
2017	11.499608	12.400163	7.83%	2,061
2016	9.233003	11.499608	24.55%	2,164
2015*	10.000000	9.233003	-0.08%	0
72

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.492888	10.796533	-13.58%	70,559
2017	11.130564	12.492888	12.24%	70,559
2016	9.160620	11.130564	21.50%	7,997
2015*	10.000000	9.160620	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.553874	12.412077	-1.13%	0
2017	10.529518	12.553874	19.23%	0
2016	9.553581	10.529518	10.22%	0
2015*	10.000000	9.553581	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.471100	11.862905	-4.88%	32,685
2017	11.849801	12.471100	5.24%	22,722
2016	11.150863	11.849801	6.27%	15,590
2015	11.921231	11.150863	-6.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.542543	12.806719	-5.43%	1,189,338
2017	11.238687	13.542543	20.50%	705,105
2016	10.150712	11.238687	10.72%	186,572
2015	10.120028	10.150712	0.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.251954	10.247722	-0.04%	58,661
2017	10.178860	10.251954	0.72%	67,874
2016	10.016312	10.178860	1.62%	28,407
2015	10.136746	10.016312	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	13.076741	11.494327	-12.10%	333,386
2017	11.550563	13.076741	13.21%	233,581
2016	9.637841	11.550563	19.85%	55,962
2015	10.219353	9.637841	-5.69%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.869809	9.086094	-16.41%	8,205
2017	8.933289	10.869809	21.68%	6,197
2016	8.910279	8.933289	0.26%	3,340
2015*	10.000000	8.910279	-0.11%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.856481	9.109453	-7.58%	0
2017	9.318166	9.856481	5.78%	0
2016	9.458831	9.318166	-1.49%	0
2015	10.048368	9.458831	-5.87%	0
73

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.955877	13.700769	-14.13%	208,416
2017	11.804819	15.955877	35.16%	4,787
2016	11.924473	11.804819	-1.00%	4,787
2015	11.600680	11.924473	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.541213	9.205355	-20.24%	15,208
2017	9.205487	11.541213	25.37%	15,016
2016	9.543337	9.205487	-3.54%	8,759
2015*	10.000000	9.543337	-0.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.812056	10.476924	-11.30%	44,471
2017	10.458252	11.812056	12.94%	31,897
2016	8.963616	10.458252	16.67%	23,204
2015*	10.000000	8.963616	-0.10%	14,112
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	12.196198	11.433337	-6.25%	0
2017	10.849042	12.196198	12.42%	0
2016	9.691162	10.849042	11.95%	0
2015	10.763126	9.691162	-9.96%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.806534	5.789969	-14.94%	0
2017	6.727004	6.806534	1.18%	0
2016	5.906153	6.727004	13.90%	0
2015	8.013181	5.906153	-26.29%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.659853	10.666668	0.06%	27,861
2017	10.248240	10.659853	4.02%	5,749
2016	9.878204	10.248240	3.75%	0
2015	10.144249	9.878204	-2.62%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.330290	13.522239	-5.64%	17,004
2017	13.165224	14.330290	8.85%	11,670
2016	11.728127	13.165224	12.25%	8,102
2015	12.115220	11.728127	-3.20%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.410808	10.351381	-0.57%	496,963
2017*	10.000000	10.410808	4.11%	15,062
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.128407	10.244271	1.14%	8,243
2017*	10.000000	10.128407	1.28%	4,983
74

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.638882	11.069354	-4.89%	8,388
2017	10.600460	11.638882	9.80%	2,463
2016	10.389446	10.600460	2.03%	2,587
2015	11.288506	10.389446	-7.96%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.225514	10.282807	0.56%	35,678
2017	10.080564	10.225514	1.44%	9,963
2016	9.941134	10.080564	1.40%	5,201
2015*	10.000000	9.941134	-0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.490957	11.320395	-1.48%	224,759
2017	11.056595	11.490957	3.93%	124,954
2016	10.870278	11.056595	1.71%	87,189
2015	10.926799	10.870278	-0.52%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.486844	11.329231	-9.27%	26,395
2017	10.603109	12.486844	17.77%	7,866
2016	9.409887	10.603109	12.68%	7,866
2015*	10.000000	9.409887	-0.06%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	23.700026	20.648891	-12.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	11.208593	9.748316	-13.03%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.250126	10.249664	0.00%	74,737
2017	8.120356	10.250126	26.23%	31,041
2016	9.172683	8.120356	-11.47%	19,332
2015*	10.000000	9.172683	-0.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.262766	10.896967	6.18%	5,607
2017	10.091738	10.262766	1.69%	5,607
2016	9.935357	10.091738	1.57%	0
2015	10.112060	9.935357	-1.75%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.749468	-22.51%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.832157	8.959157	-17.29%	0
2017*	10.000000	10.832157	8.32%	0
75

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.589713	6.805404	-29.03%	47,994
2017	9.866211	9.589713	-2.80%	47,307
2016	6.938398	9.866211	42.20%	24,216
2015*	10.000000	6.938398	-0.31%	9,221
76

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.640640	-23.59%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.405438	7.495820	-20.30%	2,711
2017	9.643754	9.405438	-2.47%	2,523
2016	6.963995	9.643754	38.48%	642
2015	11.407052	6.963995	-38.95%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	12.985256	11.169515	-13.98%	61
2017	10.565378	12.985256	22.90%	782
2016	9.948993	10.565378	6.20%	0
2015	10.250915	9.948993	-2.95%	504
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.293837	9.837715	-4.43%	3,869
2017	10.095378	10.293837	1.97%	972
2016	9.832866	10.095378	2.67%	296
2015	10.250846	9.832866	-4.08%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	12.800111	11.464925	-10.43%	12,966
2017	11.151647	12.800111	14.78%	11,105
2016	9.568431	11.151647	16.55%	8,426
2015*	10.000000	9.568431	-4.32%	7,490
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.744352	9.800162	-8.79%	5,125
2017	9.697450	10.744352	10.80%	139
2016	9.500140	9.697450	2.08%	804
2015	9.835857	9.500140	-3.41%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	13.975115	12.258025	-12.29%	2,139
2017	11.310610	13.975115	23.56%	1,953
2016	11.291203	11.310610	0.17%	0
2015	11.482875	11.291203	-1.67%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.729734	9.988391	-14.85%	5,477
2017	9.041987	11.729734	29.73%	3,553
2016	8.906763	9.041987	1.52%	477
2015*	10.000000	8.906763	-10.93%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.139109	10.236593	-15.67%	1,652
2017	9.563100	12.139109	26.94%	1,551
2016	9.256321	9.563100	3.31%	441
2015*	10.000000	9.256321	-7.44%	766
77

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.883502	10.393791	-4.50%	35,885
2017	10.334087	10.883502	5.32%	10,836
2016	9.313145	10.334087	10.96%	6,098
2015*	10.000000	9.313145	-6.87%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.003539	9.766610	-2.37%	6,416
2017	9.854941	10.003539	1.51%	395
2016*	10.000000	9.854941	-1.45%	396
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.730689	11.590968	-8.95%	433
2017	11.111319	12.730689	14.57%	433
2016*	10.000000	11.111319	11.11%	440
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	13.619598	12.378532	-9.11%	8,983
2017	12.178036	13.619598	11.84%	8,981
2016	11.927909	12.178036	2.10%	2,003
2015	12.250671	11.927909	-2.63%	1,257
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.091827	9.155008	-9.28%	5,681
2017*	10.000000	10.091827	0.92%	308
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.183290	9.613886	-5.59%	1,578
2017*	10.000000	10.183290	1.83%	51
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	12.922577	10.554836	-18.32%	2,433
2017	11.756427	12.922577	9.92%	965
2016	9.118521	11.756427	28.93%	215
2015*	10.000000	9.118521	-8.81%	517
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.353207	11.071807	-17.09%	1,500
2017	11.801561	13.353207	13.15%	1,500
2016	10.415622	11.801561	13.31%	2,421
2015	10.863731	10.415622	-4.12%	922
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.420575	10.238896	-1.74%	19,736
2017	10.242317	10.420575	1.74%	15,492
2016	9.558575	10.242317	7.15%	981
2015*	10.000000	9.558575	-4.41%	472
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.225458	-17.75%	273
78

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.606839	10.907355	-6.03%	3,586
2017	10.163078	11.606839	14.21%	7,036
2016	9.659009	10.163078	5.22%	0
2015*	10.000000	9.659009	-3.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.886674	11.507884	-10.70%	6,183
2017	11.235772	12.886674	14.69%	4,222
2016*	10.000000	11.235772	12.36%	1,911
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.435320	13.155267	-2.08%	75,399
2017	10.132288	13.435320	32.60%	17,279
2016	10.245461	10.132288	-1.10%	3,480
2015*	10.000000	10.245461	2.45%	813
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.178941	9.931274	-2.43%	31,220
2017	9.951958	10.178941	2.28%	1,070
2016*	10.000000	9.951958	-0.48%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.006378	10.125055	-8.01%	627
2017	10.783787	11.006378	2.06%	635
2016	10.395987	10.783787	3.73%	1,139
2015*	10.000000	10.395987	3.96%	503
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.706911	10.232060	-4.43%	20,710
2017	10.122275	10.706911	5.78%	9,768
2016	9.527725	10.122275	6.24%	21,336
2015	9.878838	9.527725	-3.55%	4,188
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	15.898164	14.125827	-11.15%	9,181
2017	14.434997	15.898164	10.14%	9,186
2016	12.967322	14.434997	11.32%	97
2015	14.058379	12.967322	-7.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	11.978092	11.272363	-5.89%	12,303
2017	11.104331	11.978092	7.87%	10,114
2016	9.901558	11.104331	12.15%	2,175
2015	10.831818	9.901558	-8.59%	845
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.235236	11.555522	-12.69%	93
2017	12.391245	13.235236	6.81%	93
2016	11.231074	12.391245	10.33%	0
2015	11.852145	11.231074	-5.24%	0
79

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.525822	9.549320	0.25%	26,012
2017	9.502210	9.525822	0.25%	18,616
2016	9.385395	9.502210	1.24%	13,349
2015*	10.000000	9.385395	-6.15%	6,522
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.093151	10.436101	-5.92%	898
2017	9.971319	11.093151	11.25%	0
2016	9.716673	9.971319	2.62%	0
2015	10.489923	9.716673	-7.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.639427	9.609208	-0.31%	932
2017	9.679150	9.639427	-0.41%	932
2016	9.747428	9.679150	-0.70%	0
2015	9.967273	9.747428	-2.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.596049	5.901026	-10.54%	5,340
2017	6.169109	6.596049	6.92%	5,649
2016	7.358894	6.169109	-16.17%	5,508
2015	7.599995	7.358894	-3.17%	3,733
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	15.469797	13.245152	-14.38%	208
2017	13.694520	15.469797	12.96%	208
2016	13.833010	13.694520	-1.00%	0
2015	13.890053	13.833010	-0.41%	1,451
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.002806	8.404175	-6.65%	0
2017	8.828991	9.002806	1.97%	0
2016	9.020325	8.828991	-2.12%	0
2015	9.005171	9.020325	0.17%	1,111
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.583878	10.627133	-8.26%	2,721
2017	10.723358	11.583878	8.02%	2,721
2016	9.776880	10.723358	9.68%	1,130
2015	10.398508	9.776880	-5.98%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.342638	11.153692	-9.63%	13,505
2017	10.605188	12.342638	16.38%	8,834
2016	9.463320	10.605188	12.07%	16,281
2015*	10.000000	9.463320	-5.37%	3,756
80

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	10.910074	9.097627	-16.61%	0
2017	9.038441	10.910074	20.71%	0
2016	9.254136	9.038441	-2.33%	0
2015*	10.000000	9.254136	-7.46%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	12.837294	11.937648	-7.01%	0
2017	11.035496	12.837294	16.33%	0
2016	11.515886	11.035496	-4.17%	0
2015	12.775433	11.515886	-9.86%	1,705
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	8.928580	5.782929	-35.23%	9,594
2017	10.391943	8.928580	-14.08%	3,759
2016	7.852631	10.391943	32.34%	7,291
2015*	10.000000	7.852631	-21.47%	405
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.713926	11.569278	-1.23%	26,578
2017	10.081565	11.713926	16.19%	20,484
2016	9.825412	10.081565	2.61%	5,652
2015*	10.000000	9.825412	-1.75%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.300440	12.992709	-2.31%	5,531
2017	10.640674	13.300440	25.00%	6,997
2016	9.650597	10.640674	10.26%	385
2015*	10.000000	9.650597	-3.49%	339
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.135277	9.838927	-2.92%	4,689
2017	9.970544	10.135277	1.65%	4,689
2016	9.917031	9.970544	0.54%	5,415
2015*	10.000000	9.917031	-0.83%	928
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.001619	15.879156	-0.77%	9,421
2017	11.226765	16.001619	42.53%	6,148
2016	10.025841	11.226765	11.98%	1,093
2015*	10.000000	10.025841	0.26%	595
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.326905	10.435987	-7.87%	8,503
2017	9.855958	11.326905	14.92%	8,503
2016	9.468281	9.855958	4.09%	0
2015*	10.000000	9.468281	-5.32%	0
81

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.062549	10.344257	-6.49%	1,393
2017	10.068821	11.062549	9.87%	0
2016	9.639467	10.068821	4.45%	0
2015*	10.000000	9.639467	-3.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.814437	8.661421	-19.91%	11,712
2017	8.601727	10.814437	25.72%	5,535
2016	7.240929	8.601727	18.79%	3,196
2015	9.209577	7.240929	-21.38%	2,630
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.461970	9.406969	-10.08%	311
2017	9.170840	10.461970	14.08%	323
2016	9.237743	9.170840	-0.72%	0
2015*	10.000000	9.237743	-7.62%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	11.838376	12.015419	1.50%	11,447
2017	9.713684	11.838376	21.87%	707
2016	9.357844	9.713684	3.80%	0
2015*	10.000000	9.357844	-6.42%	371
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	10.819911	10.197357	-5.75%	5,386
2017	10.145921	10.819911	6.64%	2,466
2016	8.942338	10.145921	13.46%	1,482
2015	9.680843	8.942338	-7.63%	1,224
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.077374	10.024206	-0.53%	2,167
2017	10.026512	10.077374	0.51%	932
2016	9.852456	10.026512	1.77%	0
2015*	10.000000	9.852456	-1.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.350807	10.074592	-2.67%	12,371
2017	10.132476	10.350807	2.15%	3,512
2016	9.880795	10.132476	2.55%	3,512
2015*	10.000000	9.880795	-1.19%	3,512
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	11.971540	11.468074	-4.21%	2,248
2017	10.906224	11.971540	9.77%	777
2016*	10.000000	10.906224	9.06%	475
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.346238	10.257056	-0.86%	1,845
2017	9.187681	10.346238	12.61%	9,663
2016	8.397817	9.187681	9.41%	1,837
2015*	10.000000	8.397817	-16.02%	0
82

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.046607	10.900139	-9.52%	194
2017	10.166907	12.046607	18.49%	693
2016	9.555770	10.166907	6.40%	0
2015*	10.000000	9.555770	-4.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.080455	11.309484	-6.38%	0
2017	11.106842	12.080455	8.77%	0
2016	10.655324	11.106842	4.24%	0
2015	11.110834	10.655324	-4.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.414419	11.021209	-11.22%	6,586
2017	9.952768	12.414419	24.73%	5,124
2016	9.744936	9.952768	2.13%	1,977
2015*	10.000000	9.744936	-2.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	11.817041	10.271225	-13.08%	2,945
2017	10.594231	11.817041	11.54%	810
2016	9.304786	10.594231	13.86%	808
2015*	10.000000	9.304786	-6.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.343862	11.283902	-8.59%	12,693
2017	11.452600	12.343862	7.78%	5,655
2016	10.530053	11.452600	8.76%	5,434
2015	10.834069	10.530053	-2.81%	3,738
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.221962	10.165112	-9.42%	3,503
2017	10.137950	11.221962	10.69%	524
2016	8.965633	10.137950	13.08%	766
2015	10.586013	8.965633	-15.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	12.682991	11.449731	-9.72%	15,383
2017	11.754144	12.682991	7.90%	7,144
2016	11.588895	11.754144	1.43%	6,155
2015	11.952838	11.588895	-3.04%	4,500
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.317893	11.308152	-8.20%	3,341
2017	10.799743	12.317893	14.06%	3,341
2016	10.408615	10.799743	3.76%	3,341
2015	11.322599	10.408615	-8.07%	3,341
83

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.025802	10.706250	-10.97%	1,001
2017	11.275559	12.025802	6.65%	1,119
2016	9.536614	11.275559	18.23%	204
2015*	10.000000	9.536614	-4.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.076820	15.022875	-6.56%	58,974
2017	14.116327	16.076820	13.89%	41,219
2016	13.167458	14.116327	7.21%	4,944
2015	13.257899	13.167458	-0.68%	5,060
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.225671	9.948084	-2.71%	1,566
2017	10.073228	10.225671	1.51%	1,508
2016	9.977316	10.073228	0.96%	1,165
2015*	10.000000	9.977316	-0.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.288673	10.946055	-10.93%	1,054
2017	9.539954	12.288673	28.81%	1,251
2016	9.681430	9.539954	-1.46%	544
2015*	10.000000	9.681430	-3.19%	337
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.294081	12.987676	-2.30%	21,014
2017	10.576459	13.294081	25.70%	11,328
2016	9.859736	10.576459	7.27%	0
2015*	10.000000	9.859736	-1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.651266	12.169497	-3.81%	64,208
2017	10.549645	12.651266	19.92%	36,188
2016	9.655592	10.549645	9.26%	31,315
2015*	10.000000	9.655592	-3.44%	29,759
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.421500	10.008274	-3.97%	5,441
2017	9.964926	10.421500	4.58%	3,866
2016	9.325305	9.964926	6.86%	532
2015	9.763968	9.325305	-4.49%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.245745	11.144166	-9.00%	3,938
2017	10.579290	12.245745	15.75%	669
2016	9.148556	10.579290	15.64%	0
2015*	10.000000	9.148556	-8.51%	0
84

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.928684	9.836933	-9.99%	1,730
2017	9.382024	10.928684	16.49%	197
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.090100	10.579033	-4.61%	2,233
2017	10.561962	11.090100	5.00%	1,902
2016	9.406971	10.561962	12.28%	14,101
2015	9.820864	9.406971	-4.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.479044	12.591618	-6.58%	5,544
2017	10.984679	13.479044	22.71%	6,739
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.213208	11.304935	-7.44%	0
2017	10.490974	12.213208	16.42%	0
2016	9.687214	10.490974	8.30%	0
2015*	10.000000	9.687214	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.120433	9.916288	-2.02%	17,650
2017	9.978337	10.120433	1.42%	16,911
2016	9.920899	9.978337	0.58%	7,361
2015	10.073068	9.920899	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	17.902559	15.713672	-12.23%	4,883
2017	15.193818	17.902559	17.83%	4,918
2016	14.255721	15.193818	6.58%	4,811
2015	14.753660	14.255721	-3.38%	4,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.333652	13.217143	-7.79%	1,568
2017	13.006016	14.333652	10.21%	967
2016	12.462381	13.006016	4.36%	942
2015	12.807136	12.462381	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.064952	14.509262	-9.68%	5,257
2017	14.104395	16.064952	13.90%	5,217
2016	13.362036	14.104395	5.56%	5,122
2015	13.769170	13.362036	-2.96%	5,116
85

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.927371	11.423919	-4.22%	9,828
2017	11.401933	11.927371	4.61%	8,522
2016	11.081516	11.401933	2.89%	8,430
2015	11.350744	11.081516	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.400454	10.425110	-8.56%	0
2017	10.099833	11.400454	12.88%	0
2016	9.728235	10.099833	3.82%	0
2015	10.335251	9.728235	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.640291	10.637477	-8.62%	1,587
2017	10.047456	11.640291	15.85%	0
2016	9.618044	10.047456	4.46%	0
2015	10.280775	9.618044	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.208003	13.895816	-8.63%	993
2017	13.567182	15.208003	12.09%	2,143
2016	12.923239	13.567182	4.98%	0
2015	13.281632	12.923239	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	16.806524	14.956957	-11.01%	41
2017	14.472552	16.806524	16.13%	130
2016	13.676452	14.472552	5.82%	0
2015	14.118780	13.676452	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.534954	12.676379	-6.34%	727
2017	12.523375	13.534954	8.08%	2,389
2016	12.012408	12.523375	4.25%	0
2015	12.345451	12.012408	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.407707	10.164644	-2.34%	6,983
2017	10.157306	10.407707	2.47%	6,432
2016	9.834977	10.157306	3.28%	6,418
2015*	10.000000	9.834977	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	10.876755	10.540836	-3.09%	0
2017	10.657271	10.876755	2.06%	0
2016	10.485780	10.657271	1.64%	0
2015	10.717122	10.485780	-2.16%	0
86

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.444926	12.758341	-11.68%	1,567
2017	12.458390	14.444926	15.95%	146
2016	11.371857	12.458390	9.55%	0
2015	11.939824	11.371857	-4.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.339723	12.092732	-9.35%	0
2017	11.914808	13.339723	11.96%	0
2016	11.137481	11.914808	6.98%	0
2015	11.527405	11.137481	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.457112	12.061666	-3.17%	879
2017	9.967422	12.457112	24.98%	936
2016	9.808108	9.967422	1.62%	818
2015*	10.000000	9.808108	-1.92%	330
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.444649	10.077431	-19.02%	4,343
2017	8.959483	12.444649	38.90%	8,987
2016	8.475525	8.959483	5.71%	0
2015*	10.000000	8.475525	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	9.847253	9.659479	-1.91%	6,193
2017	9.831827	9.847253	0.16%	601
2016	9.948466	9.831827	-1.17%	0
2015*	10.000000	9.948466	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	8.765684	8.718310	-0.54%	8,096
2017	8.893133	8.765684	-1.43%	0
2016	9.041740	8.893133	-1.64%	7,206
2015	9.193430	9.041740	-1.65%	1,700
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.293603	9.462199	-16.22%	2,615
2017	9.036016	11.293603	24.98%	1,757
2016	9.129339	9.036016	-1.02%	0
2015*	10.000000	9.129339	-8.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.551606	9.791186	-15.24%	23,676
2017	9.404456	11.551606	22.83%	13,021
2016	9.474376	9.404456	-0.74%	3,629
2015	9.726665	9.474376	-2.59%	0
87

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.611946	11.304432	-10.37%	18,300
2017	10.827457	12.611946	16.48%	19,473
2016	10.056465	10.827457	7.67%	0
2015	10.328277	10.056465	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.479773	10.741835	-6.43%	3,360
2017	10.502780	11.479773	9.30%	3,352
2016	10.045367	10.502780	4.55%	3,511
2015	10.231667	10.045367	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.066587	11.098556	-8.02%	148
2017	10.685988	12.066587	12.92%	0
2016	10.084307	10.685988	5.97%	0
2015	10.308323	10.084307	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.654088	10.288395	-3.43%	16,498
2017	10.249869	10.654088	3.94%	16,358
2016	9.995195	10.249869	2.55%	10,375
2015	10.136047	9.995195	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.467155	10.642503	-7.19%	349
2017	10.224408	11.467155	12.15%	513
2016	9.834155	10.224408	3.97%	514
2015	10.334098	9.834155	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.803383	10.904786	-7.61%	3,120
2017	10.260378	11.803383	15.04%	3,042
2016	9.754053	10.260378	5.19%	0
2015	10.326112	9.754053	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	11.812104	10.956325	-7.24%	62,740
2017	10.634940	11.812104	11.07%	35,875
2016	10.091997	10.634940	5.38%	24,578
2015	10.295774	10.091997	-1.98%	21,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.312054	11.172237	-9.26%	37,142
2017	10.728606	12.312054	14.76%	24,699
2016	10.055266	10.728606	6.70%	5,735
2015	10.299134	10.055266	-2.37%	0
88

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.228614	10.630231	-5.33%	3,713
2017	10.453557	11.228614	7.41%	9,316
2016	10.055027	10.453557	3.96%	19,240
2015	10.226854	10.055027	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.853085	11.094521	-6.40%	10,870
2017	10.251856	11.853085	15.62%	9,544
2016	9.602582	10.251856	6.76%	0
2015*	10.000000	9.602582	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.396341	11.876767	-4.19%	939
2017	10.356643	12.396341	19.69%	7,835
2016	9.568725	10.356643	8.23%	1,007
2015*	10.000000	9.568725	-4.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.072001	11.391618	-12.85%	28,846
2017	11.479317	13.072001	13.87%	25,209
2016	9.702734	11.479317	18.31%	14,587
2015	10.122039	9.702734	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.022228	12.310277	-18.05%	0
2017	12.166599	15.022228	23.47%	0
2016	12.683673	12.166599	-4.08%	0
2015	12.981459	12.683673	-2.29%	382
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.412286	8.464400	-18.71%	0
2017	8.639529	10.412286	20.52%	0
2016	8.367264	8.639529	3.25%	0
2015	8.988151	8.367264	-6.91%	553
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	21.749998	20.672456	-4.95%	5,397
2017	17.026432	21.749998	27.74%	1,066
2016	16.973506	17.026432	0.31%	0
2015	16.734538	16.973506	1.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	19.214708	16.667345	-13.26%	3,745
2017	17.082748	19.214708	12.48%	3,824
2016	14.967003	17.082748	14.14%	0
2015	15.759715	14.967003	-5.03%	0
89

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	21.171943	19.353135	-8.59%	3,729
2017	16.880182	21.171943	25.42%	687
2016	16.182651	16.880182	4.31%	1,627
2015	16.511242	16.182651	-1.99%	311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.468749	19.189071	-14.60%	2,613
2017	20.067481	22.468749	11.97%	608
2016	17.350571	20.067481	15.66%	2,045
2015	18.165883	17.350571	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.625611	10.493327	-9.74%	1,196
2017	9.482863	11.625611	22.60%	922
2016	8.922527	9.482863	6.28%	2,610
2015*	10.000000	8.922527	-10.77%	562
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.155252	9.906670	-18.50%	205
2017	11.363892	12.155252	6.96%	714
2016	9.198002	11.363892	23.55%	3,882
2015*	10.000000	9.198002	-8.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.246150	10.497352	-14.28%	3,763
2017	10.999196	12.246150	11.34%	0
2016	9.125884	10.999196	20.53%	0
2015*	10.000000	9.125884	-8.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.305958	12.068211	-1.93%	351
2017	10.405239	12.305958	18.27%	98
2016	9.517369	10.405239	9.33%	1,029
2015*	10.000000	9.517369	-4.83%	1,029
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.008982	11.330593	-5.65%	4,084
2017	11.503198	12.008982	4.40%	2,297
2016	10.912424	11.503198	5.41%	403
2015	11.761235	10.912424	-7.22%	477
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.203147	12.384420	-6.20%	142,174
2017	11.045838	13.203147	19.53%	102,331
2016	10.057421	11.045838	9.83%	43,289
2015	10.108576	10.057421	-0.51%	0
90

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.713426	9.630638	-0.85%	9,956
2017	9.722404	9.713426	-0.09%	0
2016	9.644746	9.722404	0.81%	0
2015	9.840120	9.644746	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.748937	11.115196	-12.81%	18,123
2017	11.352317	12.748937	12.30%	13,041
2016	9.549221	11.352317	18.88%	10,973
2015	10.207781	9.549221	-6.45%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.655051	8.834241	-17.09%	117
2017	8.827767	10.655051	20.70%	117
2016	8.876479	8.827767	-0.55%	0
2015*	10.000000	8.876479	-11.24%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.609360	8.808976	-8.33%	0
2017	9.158214	9.609360	4.93%	0
2016	9.371863	9.158214	-2.28%	0
2015	10.036999	9.371863	-6.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.364527	13.085844	-14.83%	9,970
2017	11.459421	15.364527	34.08%	16,192
2016	11.669488	11.459421	-1.80%	117
2015	11.444970	11.669488	1.96%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.313274	8.950246	-20.89%	7,496
2017	9.096827	11.313274	24.37%	6,018
2016	9.507180	9.096827	-4.32%	3,897
2015*	10.000000	9.507180	-4.93%	3,758
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.578727	10.186570	-12.02%	12,887
2017	10.334802	11.578727	12.04%	2,245
2016	8.929631	10.334802	15.74%	2,773
2015*	10.000000	8.929631	-10.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.555613	10.744910	-7.02%	433
2017	10.362553	11.555613	11.51%	0
2016	9.331646	10.362553	11.05%	112
2015	10.448212	9.331646	-10.69%	0
91

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.396945	5.397371	-15.63%	486
2017	6.373502	6.396945	0.37%	486
2016	5.641176	6.373502	12.98%	0
2015	7.716070	5.641176	-26.89%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.308972	10.231875	-0.75%	6,854
2017	9.991289	10.308972	3.18%	6,597
2016	9.708653	9.991289	2.91%	3,570
2015	10.051235	9.708653	-3.41%	3,570
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	13.468318	12.605768	-6.40%	0
2017	12.473693	13.468318	7.97%	154
2016	11.202227	12.473693	11.35%	91
2015	11.666088	11.202227	-3.98%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.355032	10.212398	-1.38%	5,683
2017*	10.000000	10.355032	3.55%	3,363
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.074150	10.106731	0.32%	0
2017*	10.000000	10.074150	0.74%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.938046	10.318426	-5.66%	108
2017	10.042968	10.938046	8.91%	108
2016	9.922894	10.042968	1.21%	0
2015	10.869292	9.922894	-8.71%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.023505	9.997896	-0.26%	5,450
2017	9.961576	10.023505	0.62%	8,749
2016	9.903479	9.961576	0.59%	0
2015*	10.000000	9.903479	-0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.887371	10.638761	-2.28%	12,181
2017	10.560804	10.887371	3.09%	8,048
2016	10.467077	10.560804	0.90%	2,555
2015	10.607078	10.467077	-1.32%	884
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.240213	11.015307	-10.01%	1,327
2017	10.477946	12.240213	16.82%	90
2016	9.374216	10.477946	11.77%	0
2015*	10.000000	9.374216	-6.26%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	32.826783	28.368429	-13.58%	0
92

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	13.796551	11.901691	-13.73%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.047592	9.965571	-0.82%	20,824
2017	8.024433	10.047592	25.21%	17,319
2016	9.137892	8.024433	-12.19%	3,928
2015*	10.000000	9.137892	-8.62%	3,447
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	9.924936	10.452786	5.32%	1,107
2017	9.838702	9.924936	0.88%	1,851
2016	9.764817	9.838702	0.76%	514
2015	10.019337	9.764817	-2.54%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.707510	-22.92%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.774141	8.838798	-17.96%	951
2017*	10.000000	10.774141	7.74%	898
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.400136	6.616665	-29.61%	17,227
2017	9.749589	9.400136	-3.58%	9,917
2016	6.911979	9.749589	41.05%	8,574
2015*	10.000000	6.911979	-30.88%	5,300
93

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
94

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
95

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
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•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20
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investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
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(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by
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one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Nationwide Destination Freedom+SM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2019. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2018. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Federated Insurance Series - Federated Fund for U.S. Government Securities II
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.682208	-23.18%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.725802	7.814584	-19.65%	0
2017	9.891971	9.725802	-1.68%	0
2016	7.085787	9.891971	39.60%	0
2015	11.512650	7.085787	-38.45%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.319174	11.550519	-13.28%	0
2017	10.749937	13.319174	23.90%	0
2016	10.041319	10.749937	7.06%	0
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.864521	10.468053	-3.65%	89,129
2017	10.569336	10.864521	2.79%	70,899
2016	10.211659	10.569336	3.50%	39,070
2015	10.559814	10.211659	-3.30%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	13.057960	11.791611	-9.70%	427,620
2017	11.284815	13.057960	15.71%	178,507
2016	9.604828	11.284815	17.49%	99,566
2015*	10.000000	9.604828	-0.04%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	11.020647	10.134430	-8.04%	141,248
2017	9.866832	11.020647	11.69%	63,049
2016	9.588302	9.866832	2.90%	6,401
2015	9.847006	9.588302	-2.63%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.513050	12.834093	-11.57%	11,501
2017	11.651555	14.513050	24.56%	3,827
2016	11.537974	11.651555	0.98%	0
2015	11.639089	11.537974	-0.87%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.966083	10.273074	-14.15%	89,482
2017	9.150032	11.966083	30.78%	14,314
2016	8.940682	9.150032	2.34%	3,307
2015*	10.000000	8.940682	-0.11%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.383642	10.528313	-14.98%	328,823
2017	9.677334	12.383642	27.97%	19,627
2016	9.291545	9.677334	4.15%	8,694
2015*	10.000000	9.291545	-0.07%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	11.105804	10.692851	-3.72%	53,056
2017	10.460327	11.105804	6.17%	6,649
2016	9.351051	10.460327	11.86%	0
2015*	10.000000	9.351051	-0.06%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.138863	9.979702	-1.57%	41,407
2017	9.907878	10.138863	2.33%	0
2016*	10.000000	9.907878	-0.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.902772	11.843782	-8.21%	80,997
2017	11.170954	12.902772	15.50%	80,997
2016*	10.000000	11.170954	0.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.491215	13.278505	-8.37%	54,911
2017	12.853174	14.491215	12.74%	56,589
2016	12.487892	12.853174	2.93%	31,054
2015	12.722295	12.487892	-1.84%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.146171	9.279618	-8.54%	17,707
2017*	10.000000	10.146171	1.46%	11,192

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.238125	9.744717	-4.82%	4,955
2017*	10.000000	10.238125	2.38%	4,955
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	13.182947	10.855652	-17.65%	28,790
2017	11.896843	13.182947	10.81%	8,749
2016	9.153225	11.896843	29.97%	6,859
2015*	10.000000	9.153225	-0.08%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.755276	11.498562	-16.41%	151,078
2017	12.059145	13.755276	14.07%	136,490
2016	10.557354	12.059145	14.23%	34,631
2015	10.922696	10.557354	-3.34%	11,977
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.648045	10.547974	-0.94%	123,732
2017	10.381693	10.648045	2.57%	59,788
2016	9.610697	10.381693	8.02%	40,000
2015*	10.000000	9.610697	-0.04%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.270217	-17.30%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.840702	11.218161	-5.26%	0
2017	10.284471	11.840702	15.13%	0
2016	9.695753	10.284471	6.07%	0
2015*	10.000000	9.695753	-0.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.060855	11.758879	-9.97%	34,469
2017	11.296077	13.060855	15.62%	26,754
2016*	10.000000	11.296077	0.13%	20,979
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.728514	13.552359	-1.28%	468,360
2017	10.270188	13.728514	33.67%	14,403
2016	10.301337	10.270188	-0.30%	4,871
2015*	10.000000	10.301337	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.316596	10.147911	-1.64%	60,265
2017	10.005406	10.316596	3.11%	63,194
2016*	10.000000	10.005406	0.00%	12,724
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.228045	10.413521	-7.25%	17,626
2017	10.912488	11.228045	2.89%	15,624
2016	10.435505	10.912488	4.57%	2,758
2015*	10.000000	10.435505	0.04%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.982238	10.581034	-3.65%	19,156
2017	10.299040	10.982238	6.63%	10,233
2016	9.616131	10.299040	7.10%	4,748
2015	9.890034	9.616131	-2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.915567	15.152820	-10.42%	9,211
2017	15.235230	16.915567	11.03%	9,075
2016	13.576102	15.235230	12.22%	9,155
2015	14.599574	13.576102	-7.01%	9,109
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.439173	11.802055	-5.12%	11,906
2017	11.439029	12.439173	8.74%	12,019
2016	10.117968	11.439029	13.06%	11,523
2015	10.979214	10.117968	-7.84%	6,066
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.744729	12.098578	-11.98%	20,783
2017	12.764736	13.744729	7.68%	20,783
2016	11.476508	12.764736	11.22%	14,137
2015	12.013388	11.476508	-4.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.733586	9.837425	1.07%	179,033
2017	9.631333	9.733586	1.06%	126,627
2016	9.436406	9.631333	2.07%	66,776
2015*	10.000000	9.436406	-0.06%	16,461
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.470669	10.879549	-5.15%	0
2017	10.227741	11.470669	12.15%	0
2016	9.886374	10.227741	3.45%	0
2015	10.586980	9.886374	-6.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.887325	9.936911	0.50%	148,485
2017	9.848193	9.887325	0.40%	1,755
2016	9.837854	9.848193	0.11%	1,844
2015	9.978570	9.837854	-1.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.434459	-5.66%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	7.097593	6.401680	-9.80%	23,875
2017	6.584806	7.097593	7.79%	27,958
2016	7.791551	6.584806	-15.49%	17,695
2015	7.981915	7.791551	-2.38%	8,361

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	11.731646	10.126774	-13.68%	0
2017	10.301840	11.731646	13.88%	0
2016	10.322308	10.301840	-0.20%	0
2015	10.281260	10.322308	0.40%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.111685	8.575384	-5.89%	16,082
2017	8.863889	9.111685	2.80%	0
2016	8.983114	8.863889	-1.33%	0
2015	8.895667	8.983114	0.98%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.978127	11.078756	-7.51%	13,390
2017	10.999123	11.978127	8.90%	12,950
2016	9.947652	10.999123	10.57%	12,047
2015	10.494728	9.947652	-5.21%	12,436
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.591315	11.471540	-8.89%	39,365
2017	10.731872	12.591315	17.33%	39,383
2016	9.499325	10.731872	12.98%	21,091
2015*	10.000000	9.499325	-0.05%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	11.129957	9.356970	-15.93%	22,498
2017	9.146461	11.129957	21.69%	22,565
2016	9.289363	9.146461	-1.54%	3,112
2015*	10.000000	9.289363	-0.07%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.658916	12.805626	-6.25%	16,291
2017	11.647389	13.658916	17.27%	18,108
2016	12.056592	11.647389	-3.39%	18,108
2015	13.267285	12.056592	-9.13%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.108716	5.947950	-34.70%	9,570
2017	10.516265	9.108716	-13.38%	0
2016	7.882600	10.516265	33.41%	0
2015*	10.000000	7.882600	-0.21%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.949943	11.898930	-0.43%	41,466
2017	10.201989	11.949943	17.13%	41,466
2016	9.862784	10.201989	3.44%	0
2015*	10.000000	9.862784	-0.01%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.568366	13.362899	-1.51%	35,955
2017	10.767757	13.568366	26.01%	9,856
2016	9.687303	10.767757	11.15%	10,029
2015*	10.000000	9.687303	-0.03%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.339547	10.119313	-2.13%	6,088
2017	10.089654	10.339547	2.48%	7,487
2016	9.954750	10.089654	1.36%	6,520
2015*	10.000000	9.954750	0.00%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.323875	16.331509	0.05%	38,746
2017	11.360831	16.323875	43.69%	25,104
2016	10.063973	11.360831	12.89%	16,711
2015*	10.000000	10.063973	0.01%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.555124	10.733369	-7.11%	16,472
2017	9.973689	11.555124	15.86%	16,472
2016	9.504304	9.973689	4.94%	16,472
2015*	10.000000	9.504304	-0.05%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.285471	10.639043	-5.73%	13,658
2017	10.189104	11.285471	10.76%	0
2016	9.676148	10.189104	5.30%	0
2015*	10.000000	9.676148	-0.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.230837	9.068600	-19.25%	58,638
2017	8.861134	11.230837	26.74%	57,555
2016	7.399330	8.861134	19.76%	28,882
2015	9.334971	7.399330	-20.74%	7,088
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.672809	9.675103	-9.35%	184,998
2017	9.280421	10.672809	15.00%	184,998
2016	9.272901	9.280421	0.08%	0
2015*	10.000000	9.272901	-0.07%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	12.076939	12.357861	2.33%	13,937
2017	9.829742	12.076939	22.86%	0
2016	9.393458	9.829742	4.64%	0
2015*	10.000000	9.393458	-0.06%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.236481	10.676593	-4.98%	19,624
2017	10.451790	11.236481	7.51%	20,300
2016	9.137826	10.451790	14.38%	7,774
2015	9.812606	9.137826	-6.88%	4,298
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.280481	10.309886	0.29%	170,658
2017	10.146288	10.280481	1.32%	132,197
2016	9.889921	10.146288	2.59%	98,093
2015*	10.000000	9.889921	-0.01%	12,801
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.559402	10.361688	-1.87%	41,073
2017	10.253507	10.559402	2.98%	40,678
2016	9.918372	10.253507	3.38%	12,408
2015*	10.000000	9.918372	-0.01%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.133379	11.718206	-3.42%	5,257
2017	10.964761	12.133379	10.66%	10,618
2016*	10.000000	10.964761	0.10%	6,717
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.554757	10.549374	-0.05%	23,270
2017	9.297462	10.554757	13.52%	9,685
2016	8.429804	9.297462	10.29%	9,254
2015*	10.000000	8.429804	-0.16%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.289290	11.210750	-8.78%	14,429
2017	10.288335	12.289290	19.45%	14,582
2016	9.592120	10.288335	7.26%	14,924
2015*	10.000000	9.592120	-0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.750145	12.034088	-5.62%	0
2017	11.628273	12.750145	9.65%	0
2016	11.065807	11.628273	5.08%	0
2015	11.445757	11.065807	-3.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.664476	11.335248	-10.50%	619,733
2017	10.071616	12.664476	25.74%	105,322
2016	9.781987	10.071616	2.96%	71,837
2015*	10.000000	9.781987	-0.02%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	12.055140	10.563954	-12.37%	24,330
2017	10.720788	12.055140	12.45%	16,503
2016	9.340194	10.720788	14.78%	13,027
2015*	10.000000	9.340194	-0.07%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	13.028173	12.006914	-7.84%	40,649
2017	11.990277	13.028173	8.66%	43,416
2016	10.935740	11.990277	9.64%	20,045
2015	11.160643	10.935740	-2.02%	7,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.559938	10.556955	-8.68%	11,424
2017	10.359292	11.559938	11.59%	14,073
2016	9.087717	10.359292	13.99%	0
2015	10.643491	9.087717	-14.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.386097	12.183386	-8.98%	68,261
2017	12.305973	13.386097	8.78%	51,525
2016	12.035404	12.305973	2.25%	22,993
2015	12.313176	12.035404	-2.26%	11,071
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	13.000751	12.032698	-7.45%	0
2017	11.306776	13.000751	14.98%	0
2016	10.809613	11.306776	4.60%	0
2015	11.663882	10.809613	-7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.268113	11.011364	-10.24%	7,447
2017	11.410226	12.268113	7.52%	11,441
2016	9.572887	11.410226	19.19%	5,033
2015*	10.000000	9.572887	-0.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.967898	15.985269	-5.79%	236,046
2017	14.778947	16.967898	14.81%	193,364
2016	13.674642	14.778947	8.08%	89,558
2015	13.657463	13.674642	0.13%	15,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.431745	10.231578	-1.92%	78,886
2017	10.193556	10.431745	2.34%	18,670
2016	10.015256	10.193556	1.78%	4,465
2015*	10.000000	10.015256	0.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.536217	11.257959	-10.20%	445,693
2017	9.653904	12.536217	29.86%	68,508
2016	9.718249	9.653904	-0.66%	6,518
2015*	10.000000	9.718249	-0.03%	44,638

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.561886	13.357730	-1.51%	211,116
2017	10.702790	13.561886	26.71%	97,557
2016	9.897244	10.702790	8.14%	37,670
2015*	10.000000	9.897244	-0.01%	49,259
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.906147	12.516265	-3.02%	130,745
2017	10.675661	12.906147	20.89%	87,797
2016	9.692328	10.675661	10.15%	34,805
2015*	10.000000	9.692328	-0.03%	8,984
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.822749	10.478632	-3.18%	34,553
2017	10.265335	10.822749	5.43%	33,282
2016	9.529142	10.265335	7.73%	17,605
2015	9.896868	9.529142	-3.72%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.492519	11.461764	-8.25%	34,851
2017	10.705691	12.492519	16.69%	5,351
2016	9.183373	10.705691	16.58%	0
2015*	10.000000	9.183373	-0.08%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.148917	10.117296	-9.25%	14,531
2017	9.494113	11.148917	17.43%	13,846
2016	9.298686	9.494113	2.10%	14,171
2015*	10.000000	9.298686	-0.07%	13,470
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.125446	1.25%	23,842
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.425627	10.988260	-3.83%	6,176
2017	10.793978	11.425627	5.85%	6,399
2016	9.536286	10.793978	13.19%	5,887
2015	9.875518	9.536286	-3.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.661235	12.866258	-5.82%	14,018
2017	11.043651	13.661235	23.70%	0
2016*	10.000000	11.043651	0.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.459258	11.627063	-6.68%	0
2017	10.616268	12.459258	17.36%	0
2016	9.724049	10.616268	9.18%	0
2015*	10.000000	9.724049	-0.03%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.380693	10.254489	-1.22%	97,144
2017	10.152595	10.380693	2.25%	47,326
2016	10.012931	10.152595	1.39%	0
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	19.048214	16.856117	-11.51%	14,153
2017	16.036142	19.048214	18.78%	19,915
2016	14.924989	16.036142	7.44%	0
2015	15.321643	14.924989	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	15.250892	14.178014	-7.03%	6,534
2017	13.727001	15.250892	11.10%	0
2016	13.047410	13.727001	5.21%	0
2015	13.300145	13.047410	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	17.092982	15.564082	-8.94%	5,800
2017	14.886274	17.092982	14.82%	28,647
2016	13.989308	14.886274	6.41%	0
2015	14.299208	13.989308	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.690686	12.254461	-3.44%	43,041
2017	12.034029	12.690686	5.46%	43,041
2016	11.601744	12.034029	3.73%	0
2015	11.787700	11.601744	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.788419	10.868098	-7.81%	0
2017	10.359559	11.788419	13.79%	27,649
2016	9.898146	10.359559	4.66%	0
2015	10.430891	9.898146	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.036449	11.089519	-7.87%	0
2017	10.305866	12.036449	16.79%	0
2016	9.786042	10.305866	5.31%	0
2015	10.375918	9.786042	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	16.181190	14.906036	-7.88%	0
2017	14.319279	16.181190	13.00%	0
2016	13.529915	14.319279	5.83%	0
2015	13.792904	13.529915	-1.91%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.881992	16.044327	-10.28%	0
2017	15.274837	17.881992	17.07%	9,169
2016	14.318482	15.274837	6.68%	0
2015	14.662278	14.318482	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.401089	13.597938	-5.58%	0
2017	13.217603	14.401089	8.95%	0
2016	12.576315	13.217603	5.10%	0
2015	12.820681	12.576315	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.617458	10.454305	-1.54%	0
2017	10.278643	10.617458	3.30%	14,515
2016	9.872391	10.278643	4.12%	0
2015*	10.000000	9.872391	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.479686	11.216143	-2.30%	0
2017	11.157537	11.479686	2.89%	0
2016	10.889666	11.157537	2.46%	0
2015	11.040128	10.889666	-1.36%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	15.036581	13.389604	-10.95%	0
2017	12.864403	15.036581	16.89%	0
2016	11.648006	12.864403	10.44%	0
2015	12.131060	11.648006	-3.98%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.886144	12.691094	-8.61%	0
2017	12.303115	13.886144	12.87%	0
2016	11.407938	12.303115	7.85%	0
2015	11.712033	11.407938	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.708026	12.405314	-2.38%	49,075
2017	10.086463	12.708026	25.99%	26,082
2016	9.845415	10.086463	2.45%	21,856
2015*	10.000000	9.845415	-0.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.695330	10.364633	-18.36%	7,168
2017	9.066538	12.695330	40.02%	7,168
2016	8.507818	9.066538	6.57%	7,168
2015*	10.000000	8.507818	-0.15%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	10.045702	9.934738	-1.10%	15,060
2017	9.949269	10.045702	0.97%	0
2016	9.986300	9.949269	-0.37%	0
2015*	10.000000	9.986300	0.00%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.356337	9.381882	0.27%	115,798
2017	9.415999	9.356337	-0.63%	177,360
2016	9.496304	9.415999	-0.85%	688,936
2015	9.577714	9.496304	-0.85%	127,024
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.521163	9.731873	-15.53%	12,426
2017	9.143980	11.521163	26.00%	0
2016	9.164085	9.143980	-0.22%	0
2015*	10.000000	9.164085	-0.08%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.848651	10.125171	-14.55%	304,069
2017	9.568738	11.848651	23.83%	183,172
2016	9.562319	9.568738	0.07%	0
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.993435	11.741703	-9.63%	0
2017	11.065274	12.993435	17.43%	0
2016	10.194683	11.065274	8.54%	0
2015	10.385738	10.194683	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.827050	11.157343	-5.66%	0
2017	10.733466	11.827050	10.19%	0
2016	10.183425	10.733466	5.40%	0
2015	10.288587	10.183425	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.431598	11.527844	-7.27%	87,997
2017	10.920708	12.431598	13.84%	87,997
2016	10.222905	10.920708	6.83%	0
2015	10.365674	10.222905	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.976438	10.686379	-2.64%	102,005
2017	10.475033	10.976438	4.79%	49,713
2016	10.132573	10.475033	3.38%	0
2015	10.192447	10.132573	-0.59%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.857401	11.094732	-6.43%	0
2017	10.487329	11.857401	13.06%	0
2016	10.005898	10.487329	4.81%	0
2015	10.429727	10.005898	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.205084	11.368180	-6.86%	0
2017	10.524237	12.205084	15.97%	0
2016	9.924417	10.524237	6.04%	0
2015	10.421674	9.924417	-4.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.169439	11.380138	-6.49%	344,058
2017	10.868542	12.169439	11.97%	286,561
2016	10.230701	10.868542	6.23%	157,896
2015	10.353063	10.230701	-1.18%	89,389
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.684483	11.604396	-8.52%	0
2017	10.964264	12.684483	15.69%	48,494
2016	10.193463	10.964264	7.56%	0
2015	10.356429	10.193463	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.568331	11.041449	-4.55%	61,028
2017	10.683196	11.568331	8.29%	61,028
2016	10.193231	10.683196	4.81%	0
2015	10.283755	10.193231	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	12.091893	11.410659	-5.63%	0
2017	10.374308	12.091893	16.56%	0
2016	9.639114	10.374308	7.63%	0
2015*	10.000000	9.639114	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.646075	12.215179	-3.41%	99,371
2017	10.480340	12.646075	20.66%	43,701
2016	9.605128	10.480340	9.11%	0
2015*	10.000000	9.605128	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.408080	11.780151	-12.14%	323,279
2017	11.679764	13.408080	14.80%	231,975
2016	9.792754	11.679764	19.27%	48,280
2015	10.133509	9.792754	-3.36%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.983597	13.205353	-17.38%	4,947
2017	12.841151	15.983597	24.47%	3,419
2016	13.279162	12.841151	-3.30%	0
2015	13.481208	13.279162	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.727385	8.791954	-18.04%	0
2017	8.829417	10.727385	21.50%	0
2016	8.482363	8.829417	4.09%	0
2015	9.038206	8.482363	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	23.141567	22.175091	-4.18%	0
2017	17.970168	23.141567	28.78%	0
2016	17.770186	17.970168	1.13%	0
2015	17.378640	17.770186	2.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	20.444355	17.879145	-12.55%	10,786
2017	18.029794	20.444355	13.39%	5,207
2016	15.669683	18.029794	15.06%	5,437
2015	16.366420	15.669683	-4.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	22.526786	20.760185	-7.84%	1,689
2017	17.815975	22.526786	26.44%	1,728
2016	16.942356	17.815975	5.16%	1,815
2015	17.146849	16.942356	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.906468	20.584090	-13.90%	4,029
2017	21.179830	23.906468	12.87%	4,029
2016	18.165032	21.179830	16.60%	4,029
2015	18.865116	18.165032	-3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.859897	10.792439	-9.00%	8,311
2017	9.596178	11.859897	23.59%	8,311
2016	8.956500	9.596178	7.14%	8,311
2015*	10.000000	8.956500	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.400163	10.189022	-17.83%	2,014
2017	11.499608	12.400163	7.83%	2,061
2016	9.233003	11.499608	24.55%	2,164
2015*	10.000000	9.233003	-0.08%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.492888	10.796533	-13.58%	70,559
2017	11.130564	12.492888	12.24%	70,559
2016	9.160620	11.130564	21.50%	7,997
2015*	10.000000	9.160620	-0.08%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.553874	12.412077	-1.13%	0
2017	10.529518	12.553874	19.23%	0
2016	9.553581	10.529518	10.22%	0
2015*	10.000000	9.553581	-0.04%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.471100	11.862905	-4.88%	32,685
2017	11.849801	12.471100	5.24%	22,722
2016	11.150863	11.849801	6.27%	15,590
2015	11.921231	11.150863	-6.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.542543	12.806719	-5.43%	1,189,338
2017	11.238687	13.542543	20.50%	705,105
2016	10.150712	11.238687	10.72%	186,572
2015	10.120028	10.150712	0.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.251954	10.247722	-0.04%	58,661
2017	10.178860	10.251954	0.72%	67,874
2016	10.016312	10.178860	1.62%	28,407
2015	10.136746	10.016312	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	13.076741	11.494327	-12.10%	333,386
2017	11.550563	13.076741	13.21%	233,581
2016	9.637841	11.550563	19.85%	55,962
2015	10.219353	9.637841	-5.69%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.869809	9.086094	-16.41%	8,205
2017	8.933289	10.869809	21.68%	6,197
2016	8.910279	8.933289	0.26%	3,340
2015*	10.000000	8.910279	-0.11%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.856481	9.109453	-7.58%	0
2017	9.318166	9.856481	5.78%	0
2016	9.458831	9.318166	-1.49%	0
2015	10.048368	9.458831	-5.87%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.955877	13.700769	-14.13%	208,416
2017	11.804819	15.955877	35.16%	4,787
2016	11.924473	11.804819	-1.00%	4,787
2015	11.600680	11.924473	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.541213	9.205355	-20.24%	15,208
2017	9.205487	11.541213	25.37%	15,016
2016	9.543337	9.205487	-3.54%	8,759
2015*	10.000000	9.543337	-0.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.812056	10.476924	-11.30%	44,471
2017	10.458252	11.812056	12.94%	31,897
2016	8.963616	10.458252	16.67%	23,204
2015*	10.000000	8.963616	-0.10%	14,112
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	12.196198	11.433337	-6.25%	0
2017	10.849042	12.196198	12.42%	0
2016	9.691162	10.849042	11.95%	0
2015	10.763126	9.691162	-9.96%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.806534	5.789969	-14.94%	0
2017	6.727004	6.806534	1.18%	0
2016	5.906153	6.727004	13.90%	0
2015	8.013181	5.906153	-26.29%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.659853	10.666668	0.06%	27,861
2017	10.248240	10.659853	4.02%	5,749
2016	9.878204	10.248240	3.75%	0
2015	10.144249	9.878204	-2.62%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.330290	13.522239	-5.64%	17,004
2017	13.165224	14.330290	8.85%	11,670
2016	11.728127	13.165224	12.25%	8,102
2015	12.115220	11.728127	-3.20%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.410808	10.351381	-0.57%	496,963
2017*	10.000000	10.410808	4.11%	15,062
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.128407	10.244271	1.14%	8,243
2017*	10.000000	10.128407	1.28%	4,983

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.638882	11.069354	-4.89%	8,388
2017	10.600460	11.638882	9.80%	2,463
2016	10.389446	10.600460	2.03%	2,587
2015	11.288506	10.389446	-7.96%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.225514	10.282807	0.56%	35,678
2017	10.080564	10.225514	1.44%	9,963
2016	9.941134	10.080564	1.40%	5,201
2015*	10.000000	9.941134	-0.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.490957	11.320395	-1.48%	224,759
2017	11.056595	11.490957	3.93%	124,954
2016	10.870278	11.056595	1.71%	87,189
2015	10.926799	10.870278	-0.52%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.486844	11.329231	-9.27%	26,395
2017	10.603109	12.486844	17.77%	7,866
2016	9.409887	10.603109	12.68%	7,866
2015*	10.000000	9.409887	-0.06%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	23.700026	20.648891	-12.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	11.208593	9.748316	-13.03%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.250126	10.249664	0.00%	74,737
2017	8.120356	10.250126	26.23%	31,041
2016	9.172683	8.120356	-11.47%	19,332
2015*	10.000000	9.172683	-0.08%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.262766	10.896967	6.18%	5,607
2017	10.091738	10.262766	1.69%	5,607
2016	9.935357	10.091738	1.57%	0
2015	10.112060	9.935357	-1.75%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.749468	-22.51%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.832157	8.959157	-17.29%	0
2017*	10.000000	10.832157	8.32%	0

No Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.589713	6.805404	-29.03%	47,994
2017	9.866211	9.589713	-2.80%	47,307
2016	6.938398	9.866211	42.20%	24,216
2015*	10.000000	6.938398	-0.31%	9,221

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.674423	-23.26%	9,821
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.665103	7.753990	-19.77%	31,763
2017	9.845102	9.665103	-1.83%	36,495
2016	7.062869	9.845102	39.39%	15,053
2015	11.492838	7.062869	-38.55%	2,639
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.256133	11.478345	-13.41%	12,963
2017	10.715202	13.256133	23.71%	20,374
2016	10.024002	10.715202	6.90%	6,050
2015	10.260358	10.024002	-2.30%	4,472
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.755495	10.347238	-3.80%	71,997
2017	10.479086	10.755495	2.64%	62,078
2016	10.139773	10.479086	3.35%	40,116
2015	10.501376	10.139773	-3.44%	4,479
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	13.009370	11.729853	-9.84%	404,259
2017	11.259805	13.009370	15.54%	290,222
2016	9.598013	11.259805	17.31%	161,356
2015*	10.000000	9.598013	-4.02%	54,628
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.968465	10.071101	-8.18%	185,055
2017	9.834936	10.968465	11.53%	141,561
2016	9.571752	9.834936	2.75%	90,474
2015	9.844922	9.571752	-2.77%	22,858
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.410990	12.724434	-11.70%	63,529
2017	11.587088	14.410990	24.37%	36,390
2016	11.491466	11.587088	0.83%	17,379
2015	11.609748	11.491466	-1.02%	10,356
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.921558	10.219270	-14.28%	201,250
2017	9.129745	11.921558	30.58%	113,346
2016	8.934329	9.129745	2.19%	62,104
2015*	10.000000	8.934329	-10.66%	21,333
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.337588	10.473191	-15.11%	206,113
2017	9.655897	12.337588	27.77%	133,358
2016	9.284958	9.655897	4.00%	50,253
2015*	10.000000	9.284958	-7.15%	4,363

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	11.063919	10.636308	-3.86%	266,966
2017	10.436618	11.063919	6.01%	157,800
2016	9.343957	10.436618	11.69%	78,853
2015*	10.000000	9.343957	-6.56%	24,611
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.113423	9.939507	-1.72%	56,543
2017	9.897956	10.113423	2.18%	21,830
2016*	10.000000	9.897956	-1.02%	8,306
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.870434	11.796123	-8.35%	68,573
2017	11.159786	12.870434	15.33%	60,283
2016*	10.000000	11.159786	11.60%	30,909
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.324193	13.105488	-8.51%	110,508
2017	12.724221	14.324193	12.57%	96,641
2016	12.381286	12.724221	2.77%	72,632
2015	12.632806	12.381286	-1.99%	22,316
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.135997	9.256214	-8.68%	87,391
2017*	10.000000	10.135997	1.36%	32,119
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.227850	9.720126	-4.96%	32,406
2017*	10.000000	10.227850	2.28%	20,189
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	13.133895	10.798800	-17.78%	113,545
2017	11.870476	13.133895	10.64%	68,718
2016	9.146727	11.870476	29.78%	21,724
2015*	10.000000	9.146727	-8.53%	10,092
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.679240	11.417583	-16.53%	72,583
2017	12.010597	13.679240	13.89%	58,821
2016	10.530718	12.010597	14.05%	35,460
2015	10.911642	10.530718	-3.49%	19,218
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.605156	10.489505	-1.09%	260,983
2017	10.355497	10.605156	2.41%	126,247
2016	9.600930	10.355497	7.86%	71,854
2015*	10.000000	9.600930	-3.99%	37,187
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.261826	-17.38%	5,104

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.796648	11.159414	-5.40%	449,284
2017	10.261680	11.796648	14.96%	374,206
2016	9.688874	10.261680	5.91%	208,954
2015*	10.000000	9.688874	-3.11%	16,702
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.028134	11.711571	-10.11%	131,630
2017	11.284782	13.028134	15.45%	99,791
2016*	10.000000	11.284782	12.85%	26,186
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.673238	13.477257	-1.43%	340,275
2017	10.244276	13.673238	33.47%	236,515
2016	10.290872	10.244276	-0.45%	102,547
2015*	10.000000	10.290872	2.91%	32,500
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.290746	10.107099	-1.78%	192,153
2017	9.995409	10.290746	2.95%	80,491
2016*	10.000000	9.995409	-0.05%	8,976
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.186264	10.358982	-7.40%	113,130
2017	10.888306	11.186264	2.74%	102,085
2016	10.428104	10.888306	4.41%	64,997
2015*	10.000000	10.428104	4.28%	18,626
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.930264	10.514935	-3.80%	181,866
2017	10.265783	10.930264	6.47%	149,608
2016	9.599546	10.265783	6.94%	61,462
2015	9.887941	9.599546	-2.92%	11,516
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.720649	14.955413	-10.56%	36,501
2017	15.082426	16.720649	10.86%	34,666
2016	13.460232	15.082426	12.05%	16,168
2015	14.496906	13.460232	-7.15%	3,945
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.351687	11.701217	-5.27%	167,727
2017	11.375732	12.351687	8.58%	134,154
2016	10.077175	11.375732	12.89%	55,737
2015	10.951518	10.077175	-7.98%	13,560
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.648050	11.995191	-12.11%	48,755
2017	12.694098	13.648050	7.51%	28,720
2016	11.430241	12.694098	11.06%	9,874
2015	11.983095	11.430241	-4.61%	6,125

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.694430	9.782935	0.91%	458,068
2017	9.607081	9.694430	0.91%	333,518
2016	9.426855	9.607081	1.91%	228,421
2015*	10.000000	9.426855	-5.73%	53,333
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.399195	10.795310	-5.30%	4,421
2017	10.179353	11.399195	11.98%	6,035
2016	9.854459	10.179353	3.30%	3,668
2015	10.568786	9.854459	-6.76%	950
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.840483	9.874800	0.35%	56,503
2017	9.816368	9.840483	0.25%	27,928
2016	9.820885	9.816368	-0.05%	16,504
2015	9.976454	9.820885	-1.56%	7,940
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.424901	-5.75%	7,538
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	7.001051	6.304993	-9.94%	151,692
2017	6.505043	7.001051	7.62%	154,216
2016	7.708798	6.505043	-15.62%	155,887
2015	7.909102	7.708798	-2.53%	32,377
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	11.548192	9.953242	-13.81%	16,835
2017	10.156055	11.548192	13.71%	15,312
2016	10.191601	10.156055	-0.35%	7,195
2015	10.166443	10.191601	0.25%	4,003
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	8.969203	8.428439	-6.03%	24,421
2017	8.738450	8.969203	2.64%	18,289
2016	8.869367	8.738450	-1.48%	9,362
2015	8.796330	8.869367	0.83%	6,617
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.903457	10.992935	-7.65%	32,196
2017	10.947068	11.903457	8.74%	31,303
2016	9.915510	10.947068	10.40%	17,963
2015	10.476679	9.915510	-5.36%	1,922
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.544480	11.411477	-9.03%	231,169
2017	10.708078	12.544480	17.15%	187,041
2016	9.492583	10.708078	12.80%	103,532
2015*	10.000000	9.492583	-5.07%	14,908

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	11.088517	9.307938	-16.06%	25,328
2017	9.126173	11.088517	21.50%	21,644
2016	9.282765	9.126173	-1.69%	15,698
2015*	10.000000	9.282765	-7.17%	852
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.501448	12.638728	-6.39%	57,818
2017	11.530503	13.501448	17.09%	57,513
2016	11.953651	11.530503	-3.54%	44,645
2015	13.173958	11.953651	-9.26%	6,154
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.074770	5.916752	-34.80%	67,371
2017	10.492919	9.074770	-13.52%	41,117
2016	7.876990	10.492919	33.21%	34,883
2015*	10.000000	7.876990	-21.23%	6,047
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.905477	11.836619	-0.58%	180,404
2017	10.179369	11.905477	16.96%	139,286
2016	9.855791	10.179369	3.28%	85,416
2015*	10.000000	9.855791	-1.44%	4,349
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.517904	13.292939	-1.66%	222,729
2017	10.743900	13.517904	25.82%	174,928
2016	9.680434	10.743900	10.99%	85,987
2015*	10.000000	9.680434	-3.20%	34,863
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.301050	10.066309	-2.28%	162,681
2017	10.067278	10.301050	2.32%	119,251
2016	9.947685	10.067278	1.20%	86,780
2015*	10.000000	9.947685	-0.52%	25,317
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.263152	16.245997	-0.11%	143,489
2017	11.335656	16.263152	43.47%	68,290
2016	10.056836	11.335656	12.72%	22,535
2015*	10.000000	10.056836	0.57%	11,926
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.512128	10.677157	-7.25%	15,014
2017	9.951581	11.512128	15.68%	12,430
2016	9.497557	9.951581	4.78%	5,628
2015*	10.000000	9.497557	-5.02%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.243468	10.583313	-5.87%	12,827
2017	10.166512	11.243468	10.59%	10,187
2016	9.669280	10.166512	5.14%	8,660
2015*	10.000000	9.669280	-3.31%	1,055
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.151789	8.991053	-19.38%	316,549
2017	8.812048	11.151789	26.55%	230,233
2016	7.369456	8.812048	19.58%	156,744
2015	9.311401	7.369456	-20.86%	41,025
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.633085	9.624423	-9.49%	56,295
2017	9.259836	10.633085	14.83%	48,428
2016	9.266319	9.259836	-0.07%	25,582
2015*	10.000000	9.266319	-7.34%	7,929
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	12.031994	12.293126	2.17%	109,462
2017	9.807955	12.031994	22.68%	37,531
2016	9.386789	9.807955	4.49%	18,865
2015*	10.000000	9.386789	-6.13%	1,514
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.157419	10.585343	-5.13%	90,895
2017	10.393931	11.157419	7.35%	69,641
2016	9.100966	10.393931	14.21%	56,179
2015	9.787838	9.100966	-7.02%	12,286
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.242219	10.255884	0.13%	149,218
2017	10.123784	10.242219	1.17%	119,551
2016	9.882910	10.123784	2.44%	78,227
2015*	10.000000	9.882910	-1.17%	31,771
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.520110	10.307426	-2.02%	152,662
2017	10.230790	10.520110	2.83%	116,823
2016	9.911340	10.230790	3.22%	69,009
2015*	10.000000	9.911340	-0.89%	27,189
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.102971	11.671053	-3.57%	90,590
2017	10.953794	12.102971	10.49%	64,597
2016*	10.000000	10.953794	9.54%	28,463
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.515461	10.494114	-0.20%	58,227
2017	9.276840	10.515461	13.35%	51,971
2016	8.423822	9.276840	10.13%	25,759
2015*	10.000000	8.423822	-15.76%	5,154

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.243582	11.152047	-8.92%	95,022
2017	10.265540	12.243582	19.27%	87,160
2016	9.585315	10.265540	7.10%	81,874
2015*	10.000000	9.585315	-4.15%	17,928
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.622210	11.895212	-5.76%	17,830
2017	11.528976	12.622210	9.48%	17,877
2016	10.987894	11.528976	4.92%	9,211
2015	11.382390	10.987894	-3.47%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.617380	11.275897	-10.63%	435,204
2017	10.049310	12.617380	25.55%	250,135
2016	9.775059	10.049310	2.81%	149,071
2015*	10.000000	9.775059	-2.25%	39,386
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	12.010267	10.508609	-12.50%	89,387
2017	10.697008	12.010267	12.28%	63,659
2016	9.333563	10.697008	14.61%	29,077
2015*	10.000000	9.333563	-6.66%	13,354
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.897489	11.868380	-7.98%	243,321
2017	11.887933	12.897489	8.49%	169,212
2016	10.858760	11.887933	9.48%	121,413
2015	11.098877	10.858760	-2.16%	37,066
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.496017	10.482598	-8.82%	118,984
2017	10.317572	11.496017	11.42%	97,672
2016	9.064774	10.317572	13.82%	60,984
2015	10.632727	9.064774	-14.75%	12,174
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.251784	12.042777	-9.12%	318,809
2017	12.200898	13.251784	8.61%	230,970
2016	11.950657	12.200898	2.09%	179,958
2015	12.245007	11.950657	-2.40%	42,883
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.870346	11.893872	-7.59%	15,712
2017	11.210261	12.870346	14.81%	15,226
2016	10.733521	11.210261	4.44%	89
2015	11.599334	10.733521	-7.46%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.222462	10.953695	-10.38%	83,878
2017	11.384937	12.222462	7.36%	78,021
2016	9.566102	11.384937	19.01%	43,955
2015*	10.000000	9.566102	-4.34%	12,376
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.797697	15.800832	-5.93%	675,277
2017	14.652797	16.797697	14.64%	427,202
2016	13.578401	14.652797	7.91%	204,758
2015	13.581891	13.578401	-0.03%	68,913
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.392917	10.177987	-2.07%	223,323
2017	10.170960	10.392917	2.18%	132,683
2016	10.008160	10.170960	1.63%	83,197
2015*	10.000000	10.008160	0.08%	3,022
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.489569	11.198990	-10.33%	578,812
2017	9.632497	12.489569	29.66%	310,431
2016	9.711356	9.632497	-0.81%	177,281
2015*	10.000000	9.711356	-2.89%	20,840
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.511409	13.287757	-1.66%	641,756
2017	10.679048	13.511409	26.52%	341,861
2016	9.890214	10.679048	7.98%	194,915
2015*	10.000000	9.890214	-1.10%	52,978
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.858104	12.450692	-3.17%	409,076
2017	10.651985	12.858104	20.71%	230,495
2016	9.685447	10.651985	9.98%	147,135
2015*	10.000000	9.685447	-3.15%	46,656
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.746594	10.389074	-3.33%	109,432
2017	10.208512	10.746594	5.27%	77,284
2016	9.490710	10.208512	7.56%	32,097
2015	9.871895	9.490710	-3.86%	8,917
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.446022	11.401734	-8.39%	71,769
2017	10.681961	12.446022	16.51%	39,120
2016	9.176861	10.681961	16.40%	13,346
2015*	10.000000	9.176861	-8.23%	21,200

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.107408	10.064280	-9.39%	59,627
2017	9.473060	11.107408	17.25%	52,502
2016	9.292086	9.473060	1.95%	39,688
2015*	10.000000	9.292086	-7.08%	1,290
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.115197	1.15%	23,971
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.362168	10.910600	-3.97%	90,205
2017	10.750238	11.362168	5.69%	61,380
2016	9.511987	10.750238	13.02%	29,650
2015	9.865283	9.511987	-3.58%	207
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.626995	12.814483	-5.96%	49,656
2017	11.032603	13.626995	23.52%	37,623
2016*	10.000000	11.032603	10.33%	2,284
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.412901	11.566173	-6.82%	69,673
2017	10.592741	12.412901	17.18%	52,134
2016	9.717155	10.592741	9.01%	11,794
2015*	10.000000	9.717155	-2.83%	4,404
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.331560	10.190422	-1.37%	736,625
2017	10.119810	10.331560	2.09%	508,762
2016	9.995675	10.119810	1.24%	207,558
2015	10.082343	9.995675	-0.86%	15,162
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.828713	16.636500	-11.64%	18,958
2017	15.875278	18.828713	18.60%	15,971
2016	14.797588	15.875278	7.28%	1,928
2015	15.213868	14.797588	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	15.075092	13.993255	-7.18%	60,888
2017	13.589263	15.075092	10.93%	60,414
2016	12.936007	13.589263	5.05%	47,521
2015	13.206571	12.936007	-2.05%	8,428
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.895986	15.361289	-9.08%	32,095
2017	14.736937	16.895986	14.65%	3,168
2016	13.869891	14.736937	6.25%	1,254
2015	14.198634	13.869891	-2.32%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.544422	12.094799	-3.58%	59,143
2017	11.913299	12.544422	5.30%	49,997
2016	11.502703	11.913299	3.57%	31,529
2015	11.704782	11.502703	-1.73%	2,271
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.714936	10.783916	-7.95%	47,318
2017	10.310523	11.714936	13.62%	21,074
2016	9.866171	10.310523	4.50%	9,647
2015	10.412954	9.866171	-5.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.961388	11.003580	-8.01%	25,304
2017	10.257059	11.961388	16.62%	24,450
2016	9.754413	10.257059	5.15%	23,822
2015	10.358061	9.754413	-5.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.994673	14.711791	-8.02%	52,088
2017	14.175604	15.994673	12.83%	30,893
2016	13.414399	14.175604	5.67%	15,287
2015	13.695871	13.414399	-2.06%	7,030
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.675889	15.835255	-10.41%	39,040
2017	15.121595	17.675889	16.89%	30,342
2016	14.196249	15.121595	6.52%	23,356
2015	14.559145	14.196249	-2.49%	12,433
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.235127	13.420768	-5.72%	12,952
2017	13.085003	14.235127	8.79%	12,956
2016	12.468956	13.085003	4.94%	16,134
2015	12.730499	12.468956	-2.05%	4,291
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.577951	10.399565	-1.69%	46,784
2017	10.255870	10.577951	3.14%	50,623
2016	9.865395	10.255870	3.96%	32,909
2015*	10.000000	9.865395	-1.35%	18,913
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.364522	11.086742	-2.44%	51,186
2017	11.062302	11.364522	2.73%	29,243
2016	10.813034	11.062302	2.31%	20,638
2015	10.979041	10.813034	-1.51%	1,436

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.924200	13.269305	-11.09%	46,756
2017	12.787527	14.924200	16.71%	34,201
2016	11.595894	12.787527	10.28%	3,656
2015	12.095096	11.595894	-4.13%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.782333	12.577039	-8.75%	47,821
2017	12.229583	13.782333	12.70%	40,578
2016	11.356891	12.229583	7.68%	31,058
2015	11.677302	11.356891	-2.74%	5,307
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.660759	12.340360	-2.53%	74,918
2017	10.064112	12.660759	25.80%	61,051
2016	9.838436	10.064112	2.29%	34,615
2015*	10.000000	9.838436	-1.62%	19,023
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.648101	10.310346	-18.48%	41,958
2017	9.046429	12.648101	39.81%	39,061
2016	8.501772	9.046429	6.41%	8,353
2015*	10.000000	8.501772	-14.98%	12,171
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	10.008318	9.882725	-1.25%	48,588
2017	9.927219	10.008318	0.82%	21,567
2016	9.979222	9.927219	-0.52%	16,763
2015*	10.000000	9.979222	-0.21%	9,632
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.243029	9.254173	0.12%	814,564
2017	9.316004	9.243029	-0.78%	449,034
2016	9.409652	9.316004	-1.00%	425,680
2015	9.504694	9.409652	-1.00%	31,361
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.478278	9.680898	-15.66%	51,192
2017	9.123706	11.478278	25.81%	29,023
2016	9.157583	9.123706	-0.37%	10,346
2015*	10.000000	9.157583	-8.42%	688
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.792571	10.061906	-14.68%	571,181
2017	9.537831	11.792571	23.64%	368,510
2016	9.545819	9.537831	-0.08%	168,756
2015	9.735636	9.545819	-1.95%	33,926

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.921276	11.658720	-9.77%	20,761
2017	11.020436	12.921276	17.25%	19,701
2016	10.168709	11.020436	8.38%	7,239
2015	10.374973	10.168709	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.761356	11.078488	-5.81%	173,253
2017	10.689973	11.761356	10.02%	115,338
2016	10.157482	10.689973	5.24%	82,031
2015	10.277936	10.157482	-1.17%	31,096
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.362552	11.446374	-7.41%	265,309
2017	10.876457	12.362552	13.66%	70,782
2016	10.196857	10.876457	6.66%	17,469
2015	10.354927	10.196857	-1.53%	16,849
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.915469	10.610864	-2.79%	236,553
2017	10.432580	10.915469	4.63%	148,919
2016	10.106760	10.432580	3.22%	42,571
2015	10.181886	10.106760	-0.74%	13,815
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.783486	11.008794	-6.57%	126,633
2017	10.437690	11.783486	12.89%	60,637
2016	9.973579	10.437690	4.65%	52,262
2015	10.411787	9.973579	-4.21%	43,969
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.128996	11.280111	-7.00%	25,977
2017	10.474426	12.128996	15.80%	26,171
2016	9.892354	10.474426	5.88%	8,221
2015	10.403750	9.892354	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.101846	11.299711	-6.63%	1,133,220
2017	10.824504	12.101846	11.80%	840,335
2016	10.204642	10.824504	6.07%	620,272
2015	10.342330	10.204642	-1.33%	168,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.614046	11.522384	-8.65%	652,679
2017	10.919836	12.614046	15.51%	435,230
2016	10.167490	10.919836	7.40%	248,042
2015	10.345692	10.167490	-1.72%	72,267

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.504058	10.963399	-4.70%	318,392
2017	10.639891	11.504058	8.12%	264,017
2016	10.167250	10.639891	4.65%	122,637
2015	10.273093	10.167250	-1.03%	35,123
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	12.046909	11.350914	-5.78%	105,516
2017	10.351309	12.046909	16.38%	75,038
2016	9.632273	10.351309	7.46%	64,450
2015*	10.000000	9.632273	-3.68%	42,181
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.599021	12.151201	-3.55%	67,779
2017	10.457118	12.599021	20.48%	66,976
2016	9.598320	10.457118	8.95%	55,365
2015*	10.000000	9.598320	-4.02%	61,632
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.344615	11.706532	-12.28%	651,272
2017	11.642039	13.344615	14.62%	462,351
2016	9.775874	11.642039	19.09%	244,577
2015	10.131367	9.775874	-3.51%	47,490
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.799375	13.033273	-17.51%	3,887
2017	12.712301	15.799375	24.28%	3,467
2016	13.165787	12.712301	-3.44%	810
2015	13.386376	13.165787	-1.65%	224
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.667779	8.729791	-18.17%	26,195
2017	8.793609	10.667779	21.31%	16,723
2016	8.460726	8.793609	3.93%	11,914
2015	9.028829	8.460726	-6.29%	3,409
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.874879	21.886172	-4.32%	13,450
2017	17.789886	22.874879	28.58%	10,043
2016	17.618485	17.789886	0.97%	8,083
2015	17.256399	17.618485	2.10%	5,243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	20.208767	17.646208	-12.68%	19,992
2017	17.848935	20.208767	13.22%	19,928
2016	15.535924	17.848935	14.89%	6,026
2015	16.251310	15.535924	-4.40%	5,213

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	22.267153	20.489665	-7.98%	35,865
2017	17.637220	22.267153	26.25%	18,328
2016	16.797697	17.637220	5.00%	6,266
2015	17.026215	16.797697	-1.34%	3,145
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.630965	20.315885	-14.03%	41,758
2017	20.967372	23.630965	12.70%	37,984
2016	18.009986	20.967372	16.42%	17,729
2015	18.732442	18.009986	-3.86%	9,976
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.815760	10.735909	-9.14%	63,938
2017	9.574897	11.815760	23.40%	46,411
2016	8.950139	9.574897	6.98%	16,538
2015*	10.000000	8.950139	-10.50%	23,242
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.354029	10.135663	-17.96%	22,719
2017	11.474126	12.354029	7.67%	16,295
2016	9.226446	11.474126	24.36%	19,018
2015*	10.000000	9.226446	-7.74%	13,814
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.446423	10.740002	-13.71%	27,981
2017	11.105904	12.446423	12.07%	12,250
2016	9.154121	11.105904	21.32%	3,472
2015*	10.000000	9.154121	-8.46%	9,272
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.507158	12.347076	-1.28%	25,718
2017	10.506179	12.507158	19.05%	24,941
2016	9.546801	10.506179	10.05%	23,949
2015*	10.000000	9.546801	-4.53%	2,349
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.383397	11.761548	-5.02%	43,999
2017	11.784221	12.383397	5.08%	19,809
2016	11.105899	11.784221	6.11%	11,756
2015	11.891152	11.105899	-6.60%	3,816
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.478462	12.726729	-5.58%	2,347,972
2017	11.202400	13.478462	20.32%	1,690,647
2016	10.133216	11.202400	10.55%	768,642
2015	10.117887	10.133216	0.15%	173,271

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.149086	10.129460	-0.19%	235,305
2017	10.091948	10.149086	0.57%	149,137
2016	9.945786	10.091948	1.47%	103,861
2015	10.080645	9.945786	-1.34%	8,484
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	13.014820	11.422492	-12.23%	484,703
2017	11.513236	13.014820	13.04%	355,255
2016	9.621213	11.513236	19.67%	170,130
2015	10.217186	9.621213	-5.83%	28,582
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.829326	9.038454	-16.54%	35,736
2017	8.913468	10.829326	21.49%	25,572
2016	8.903951	8.913468	0.11%	12,093
2015*	10.000000	8.903951	-10.96%	4,033
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.809830	9.052528	-7.72%	45,847
2017	9.288075	9.809830	5.62%	40,394
2016	9.442532	9.288075	-1.64%	26,452
2015	10.046245	9.442532	-6.01%	11,358
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.843675	13.583704	-14.26%	60,067
2017	11.739500	15.843675	34.96%	49,067
2016	11.876407	11.739500	-1.15%	26,821
2015	11.571423	11.876407	2.64%	20,724
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.498278	9.157141	-20.36%	106,398
2017	9.185094	11.498278	25.18%	67,226
2016	9.536581	9.185094	-3.69%	35,581
2015*	10.000000	9.536581	-4.63%	10,062
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.768074	10.422018	-11.44%	144,857
2017	10.435062	11.768074	12.77%	98,657
2016	8.957254	10.435062	16.50%	65,845
2015*	10.000000	8.957254	-10.43%	11,016
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	12.073842	11.301416	-6.40%	29,805
2017	10.756421	12.073842	12.25%	22,451
2016	9.622944	10.756421	11.78%	15,314
2015	10.703567	9.622944	-10.10%	1,709

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.728056	5.714501	-15.06%	35,834
2017	6.659489	6.728056	1.03%	20,322
2016	5.855713	6.659489	13.73%	9,361
2015	7.956805	5.855713	-26.41%	4,635
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.593391	10.584034	-0.09%	12,143
2017	10.199716	10.593391	3.86%	18,509
2016	9.846285	10.199716	3.59%	4,527
2015	10.126799	9.846285	-2.77%	3,256
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.165106	13.346038	-5.78%	45,283
2017	13.033129	14.165106	8.69%	37,432
2016	11.627992	13.033129	12.08%	10,086
2015	12.029984	11.627992	-3.34%	413
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.400357	10.325265	-0.72%	124,935
2017*	10.000000	10.400357	4.00%	50,329
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.118240	10.218424	0.99%	3,957
2017*	10.000000	10.118240	1.18%	1,365
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.504577	10.924969	-5.04%	28,586
2017	10.493973	11.504577	9.63%	16,058
2016	10.300611	10.493973	1.88%	15,311
2015	11.208943	10.300611	-8.10%	6,955
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.187461	10.228960	0.41%	153,562
2017	10.058220	10.187461	1.28%	98,960
2016	9.934091	10.058220	1.25%	65,326
2015*	10.000000	9.934091	-0.66%	5,119
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.375671	11.189790	-1.63%	380,409
2017	10.962206	11.375671	3.77%	241,631
2016	10.793778	10.962206	1.56%	126,061
2015	10.866335	10.793778	-0.67%	26,950
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.440368	11.269879	-9.41%	141,316
2017	10.579599	12.440368	17.59%	92,992
2016	9.403206	10.579599	12.51%	52,110
2015*	10.000000	9.403206	-5.97%	17,379
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	23.329502	20.295117	-13.01%	2,328

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	11.033212	9.581173	-13.16%	20,287
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.211974	10.195974	-0.16%	376,625
2017	8.102345	10.211974	26.04%	286,643
2016	9.166175	8.102345	-11.61%	162,277
2015*	10.000000	9.166175	-8.34%	70,636
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.198778	10.812556	6.02%	60,893
2017	10.043969	10.198778	1.54%	51,750
2016	9.903268	10.043969	1.42%	33,814
2015	10.094669	9.903268	-1.90%	7,072
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.741614	-22.58%	9,724
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.821285	8.936546	-17.42%	27,957
2017*	10.000000	10.821285	8.21%	5,736
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.553994	6.769732	-29.14%	268,656
2017	9.844315	9.553994	-2.95%	176,997
2016	6.933452	9.844315	41.98%	129,932
2015*	10.000000	6.933452	-30.67%	42,892

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.671834	-23.28%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.644969	7.733905	-19.81%	0
2017	9.829536	9.644969	-1.88%	0
2016	7.055244	9.829536	39.32%	0
2015	11.486244	7.055244	-38.58%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.235135	11.454343	-13.46%	2,663
2017	10.703631	13.235135	23.65%	2,711
2016	10.018221	10.703631	6.84%	3,101
2015	10.259632	10.018221	-2.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.719369	10.307245	-3.84%	0
2017	10.449149	10.719369	2.59%	0
2016	10.115901	10.449149	3.29%	0
2015	10.481949	10.115901	-3.49%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	12.993208	11.709326	-9.88%	15,878
2017	11.251487	12.993208	15.48%	16,616
2016	9.595746	11.251487	17.25%	0
2015*	10.000000	9.595746	-4.04%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.951126	10.050062	-8.23%	136,221
2017	9.824343	10.951126	11.47%	44,129
2016	9.566255	9.824343	2.70%	0
2015	9.844228	9.566255	-2.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.377085	12.688048	-11.75%	0
2017	11.565643	14.377085	24.31%	0
2016	11.475973	11.565643	0.78%	0
2015	11.599966	11.475973	-1.07%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.906738	10.201372	-14.32%	0
2017	9.122980	11.906738	30.51%	0
2016	8.932212	9.122980	2.14%	0
2015*	10.000000	8.932212	-10.68%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.322234	10.454834	-15.15%	0
2017	9.648736	12.322234	27.71%	0
2016	9.282753	9.648736	3.94%	0
2015*	10.000000	9.282753	-7.17%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	11.049979	10.617510	-3.91%	47,455
2017	10.428716	11.049979	5.96%	416,896
2016	9.341590	10.428716	11.64%	426,978
2015*	10.000000	9.341590	-6.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.104954	9.926145	-1.77%	0
2017	9.894648	10.104954	2.13%	0
2016*	10.000000	9.894648	-1.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.859667	11.780266	-8.39%	15,922
2017	11.156065	12.859667	15.27%	16,511
2016*	10.000000	11.156065	11.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.268868	13.048233	-8.55%	10,166
2017	12.681460	14.268868	12.52%	9,707
2016	12.345887	12.681460	2.72%	0
2015	12.603051	12.345887	-2.04%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.132595	9.248398	-8.73%	10,548
2017*	10.000000	10.132595	1.33%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.224427	9.711937	-5.01%	0
2017*	10.000000	10.224427	2.24%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	13.117552	10.779877	-17.82%	3,422
2017	11.861684	13.117552	10.59%	3,323
2016	9.144564	11.861684	29.71%	0
2015*	10.000000	9.144564	-8.55%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.653947	11.390690	-16.58%	0
2017	11.994430	13.653947	13.84%	0
2016	10.521850	11.994430	14.00%	0
2015	10.907968	10.521850	-3.54%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.590877	10.470068	-1.14%	72,082
2017	10.346767	10.590877	2.36%	0
2016	9.597673	10.346767	7.80%	0
2015*	10.000000	9.597673	-4.02%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.259031	-17.41%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.781971	11.139870	-5.45%	0
2017	10.254086	11.781971	14.90%	0
2016	9.686579	10.254086	5.86%	0
2015*	10.000000	9.686579	-3.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.017227	11.695815	-10.15%	26,315
2017	11.281013	13.017227	15.39%	0
2016*	10.000000	11.281013	12.81%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.654838	13.452280	-1.48%	108,000
2017	10.235642	13.654838	33.40%	0
2016	10.287384	10.235642	-0.50%	0
2015*	10.000000	10.287384	2.87%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.282124	10.093490	-1.83%	0
2017	9.992066	10.282124	2.90%	0
2016*	10.000000	9.992066	-0.08%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.172380	10.340867	-7.44%	0
2017	10.880262	11.172380	2.68%	0
2016	10.425645	10.880262	4.36%	12,587
2015*	10.000000	10.425645	4.26%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.912971	10.492968	-3.85%	0
2017	10.254706	10.912971	6.42%	0
2016	9.594021	10.254706	6.89%	0
2015	9.887245	9.594021	-2.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.656044	14.890057	-10.60%	0
2017	15.031722	16.656044	10.81%	0
2016	13.421748	15.031722	12.00%	0
2015	14.462764	13.421748	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.322622	11.667749	-5.31%	22,369
2017	11.354675	12.322622	8.52%	21,825
2016	10.063592	11.354675	12.83%	0
2015	10.942292	10.063592	-8.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.615926	11.960876	-12.16%	30,453
2017	12.670609	13.615926	7.46%	21,029
2016	11.414847	12.670609	11.00%	0
2015	11.972998	11.414847	-4.66%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.681385	9.764812	0.86%	72,223
2017	9.598997	9.681385	0.86%	42,600
2016	9.423667	9.598997	1.86%	0
2015*	10.000000	9.423667	-5.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.375401	10.767302	-5.35%	0
2017	10.163220	11.375401	11.93%	0
2016	9.843813	10.163220	3.24%	0
2015	10.562716	9.843813	-6.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.824959	9.854217	0.30%	0
2017	9.805791	9.824959	0.20%	0
2016	9.815243	9.805791	-0.10%	0
2015	9.975748	9.815243	-1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.421722	-5.78%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.969121	6.273049	-9.99%	8,157
2017	6.478633	6.969121	7.57%	7,893
2016	7.681382	6.478633	-15.66%	0
2015	7.884953	7.681382	-2.58%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	11.487603	9.895992	-13.86%	0
2017	10.107867	11.487603	13.65%	0
2016	10.148352	10.107867	-0.40%	0
2015	10.128421	10.148352	0.20%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	8.922145	8.379969	-6.08%	0
2017	8.696991	8.922145	2.59%	0
2016	8.831743	8.696991	-1.53%	0
2015	8.763437	8.831743	0.78%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.878648	10.964456	-7.70%	18,561
2017	10.929754	11.878648	8.68%	17,901
2016	9.904819	10.929754	10.35%	0
2015	10.470665	9.904819	-5.40%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.528887	11.391499	-9.08%	36,736
2017	10.700163	12.528887	17.09%	36,546
2016	9.490338	10.700163	12.75%	0
2015*	10.000000	9.490338	-5.10%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	11.074731	9.291647	-16.10%	0
2017	9.119412	11.074731	21.44%	0
2016	9.280569	9.119412	-1.74%	0
2015*	10.000000	9.280569	-7.19%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.449309	12.583528	-6.44%	0
2017	11.491755	13.449309	17.03%	0
2016	11.919488	11.491755	-3.59%	0
2015	13.142947	11.919488	-9.31%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.063484	5.906390	-34.83%	0
2017	10.485142	9.063484	-13.56%	0
2016	7.875119	10.485142	33.14%	7,051
2015*	10.000000	7.875119	-21.25%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.890680	11.815900	-0.63%	0
2017	10.171839	11.890680	16.90%	0
2016	9.853457	10.171839	3.23%	0
2015*	10.000000	9.853457	-1.47%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.501101	13.269673	-1.71%	0
2017	10.735947	13.501101	25.76%	0
2016	9.678142	10.735947	10.93%	0
2015*	10.000000	9.678142	-3.22%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.288248	10.048692	-2.33%	0
2017	10.059831	10.288248	2.27%	0
2016	9.945337	10.059831	1.15%	0
2015*	10.000000	9.945337	-0.55%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.242917	16.217535	-0.16%	13,670
2017	11.327250	16.242917	43.40%	6,775
2016	10.054446	11.327250	12.66%	0
2015*	10.000000	10.054446	0.54%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.497848	10.658501	-7.30%	0
2017	9.944233	11.497848	15.62%	0
2016	9.495316	9.944233	4.73%	0
2015*	10.000000	9.495316	-5.05%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.229492	10.564799	-5.92%	0
2017	10.158985	11.229492	10.54%	0
2016	9.666985	10.158985	5.09%	0
2015*	10.000000	9.666985	-3.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.125561	8.965344	-19.42%	15,796
2017	8.795752	11.125561	26.49%	4,046
2016	7.359529	8.795752	19.52%	0
2015	9.303567	7.359529	-20.90%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.619889	9.607589	-9.53%	0
2017	9.252997	10.619889	14.77%	0
2016	9.264126	9.252997	-0.12%	0
2015*	10.000000	9.264126	-7.36%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	12.017028	12.271604	2.12%	0
2017	9.800685	12.017028	22.61%	0
2016	9.384564	9.800685	4.43%	0
2015*	10.000000	9.384564	-6.15%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.131164	10.555073	-5.18%	6,372
2017	10.374688	11.131164	7.29%	2,957
2016	9.088696	10.374688	14.15%	0
2015	9.779591	9.088696	-7.06%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.229489	10.237931	0.08%	0
2017	10.116301	10.229489	1.12%	0
2016	9.880577	10.116301	2.39%	0
2015*	10.000000	9.880577	-1.19%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.507025	10.289370	-2.07%	0
2017	10.223214	10.507025	2.78%	0
2016	9.908994	10.223214	3.17%	0
2015*	10.000000	9.908994	-0.91%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.092845	11.655366	-3.62%	5,155
2017	10.950145	12.092845	10.44%	0
2016*	10.000000	10.950145	9.50%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.502376	10.475727	-0.25%	0
2017	9.269961	10.502376	13.29%	0
2016	8.421819	9.269961	10.07%	0
2015*	10.000000	8.421819	-15.78%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.228367	11.132524	-8.96%	0
2017	10.257947	12.228367	19.21%	0
2016	9.583049	10.257947	7.04%	0
2015*	10.000000	9.583049	-4.17%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.579841	11.849265	-5.81%	0
2017	11.496065	12.579841	9.43%	0
2016	10.962051	11.496065	4.87%	0
2015	11.361348	10.962051	-3.51%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.601703	11.256170	-10.68%	94,630
2017	10.041868	12.601703	25.49%	0
2016	9.772740	10.041868	2.75%	0
2015*	10.000000	9.772740	-2.27%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	11.995342	10.490219	-12.55%	0
2017	10.689097	11.995342	12.22%	0
2016	9.331357	10.689097	14.55%	0
2015*	10.000000	9.331357	-6.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.854159	11.822490	-8.03%	20,713
2017	11.853953	12.854159	8.44%	5,124
2016	10.833183	11.853953	9.42%	0
2015	11.078338	10.833183	-2.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.474760	10.457901	-8.86%	3,587
2017	10.303676	11.474760	11.37%	0
2016	9.057127	10.303676	13.76%	0
2015	10.629134	9.057127	-14.79%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.207292	11.996245	-9.17%	27,924
2017	12.166059	13.207292	8.56%	8,389
2016	11.922529	12.166059	2.04%	0
2015	12.222355	11.922529	-2.45%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.827078	11.847862	-7.63%	0
2017	11.178209	12.827078	14.75%	0
2016	10.708231	11.178209	4.39%	0
2015	11.577859	10.708231	-7.51%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.207267	10.934519	-10.43%	0
2017	11.376511	12.207267	7.30%	0
2016	9.563832	11.376511	18.95%	0
2015*	10.000000	9.563832	-4.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.741300	15.739796	-5.98%	0
2017	14.610957	16.741300	14.58%	0
2016	13.546445	14.610957	7.86%	0
2015	13.556771	13.546445	-0.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.380006	10.160183	-2.12%	0
2017	10.163442	10.380006	2.13%	0
2016	10.005794	10.163442	1.58%	0
2015*	10.000000	10.005794	0.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.474060	11.179402	-10.38%	37,792
2017	9.625372	12.474060	29.60%	89,808
2016	9.709059	9.625372	-0.86%	0
2015*	10.000000	9.709059	-2.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.494637	13.264519	-1.71%	23,099
2017	10.671153	13.494637	26.46%	23,956
2016	9.887878	10.671153	7.92%	0
2015*	10.000000	9.887878	-1.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.842135	12.428914	-3.22%	61,301
2017	10.644107	12.842135	20.65%	63,259
2016	9.683160	10.644107	9.92%	0
2015*	10.000000	9.683160	-3.17%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.721288	10.359346	-3.38%	0
2017	10.189605	10.721288	5.22%	0
2016	9.477914	10.189605	7.51%	0
2015	9.863578	9.477914	-3.91%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.430547	11.381771	-8.44%	0
2017	10.674038	12.430547	16.46%	0
2016	9.174682	10.674038	16.34%	0
2015*	10.000000	9.174682	-8.25%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.093598	10.046657	-9.44%	13,160
2017	9.466041	11.093598	17.19%	12,574
2016	9.289882	9.466041	1.90%	0
2015*	10.000000	9.289882	-7.10%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.111791	1.12%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.341077	10.884819	-4.02%	0
2017	10.735679	11.341077	5.64%	0
2016	9.503893	10.735679	12.96%	0
2015	9.861869	9.503893	-3.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.615604	12.797263	-6.01%	34,884
2017	11.028924	13.615604	23.45%	36,177
2016*	10.000000	11.028924	10.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.397472	11.545929	-6.87%	0
2017	10.584907	12.397472	17.12%	0
2016	9.714858	10.584907	8.96%	0
2015*	10.000000	9.714858	-2.85%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.315218	10.169139	-1.42%	42,760
2017	10.108888	10.315218	2.04%	25,012
2016	9.989926	10.108888	1.19%	0
2015	10.081631	9.989926	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.755996	16.563832	-11.69%	0
2017	15.821929	18.755996	18.54%	0
2016	14.755290	15.821929	7.23%	0
2015	15.178055	14.755290	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	15.016922	13.932181	-7.22%	0
2017	13.543639	15.016922	10.88%	0
2016	12.899075	13.543639	5.00%	0
2015	13.175519	12.899075	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.830748	15.294195	-9.13%	0
2017	14.687427	16.830748	14.59%	0
2016	13.830256	14.687427	6.20%	0
2015	14.165211	13.830256	-2.36%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.496013	12.042001	-3.63%	0
2017	11.873294	12.496013	5.24%	0
2016	11.469851	11.873294	3.52%	0
2015	11.677258	11.469851	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.690503	10.755955	-7.99%	0
2017	10.294207	11.690503	13.56%	0
2016	9.855537	10.294207	4.45%	0
2015	10.406975	9.855537	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.936471	10.975093	-8.05%	0
2017	10.240842	11.936471	16.56%	0
2016	9.743892	10.240842	5.10%	0
2015	10.352122	9.743892	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.932946	14.647574	-8.07%	74,873
2017	14.128011	15.932946	12.78%	74,370
2016	13.376099	14.128011	5.62%	74,598
2015	13.663674	13.376099	-2.10%	74,343
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.607657	15.766119	-10.46%	0
2017	15.070796	17.607657	16.83%	0
2016	14.155686	15.070796	6.46%	0
2015	14.524882	14.155686	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.180173	13.362162	-5.77%	0
2017	13.041061	14.180173	8.73%	0
2016	12.433344	13.041061	4.89%	0
2015	12.700554	12.433344	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.564801	10.381355	-1.74%	52,290
2017	10.248277	10.564801	3.09%	48,557
2016	9.863056	10.248277	3.91%	46,833
2015*	10.000000	9.863056	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.326357	11.043893	-2.49%	0
2017	11.030709	11.326357	2.68%	0
2016	10.787582	11.030709	2.25%	0
2015	10.958732	10.787582	-1.56%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.886877	13.229396	-11.13%	0
2017	12.761972	14.886877	16.65%	0
2016	11.578544	12.761972	10.22%	0
2015	12.083099	11.578544	-4.18%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.747884	12.539234	-8.79%	0
2017	12.205157	13.747884	12.64%	0
2016	11.339915	12.205157	7.63%	0
2015	11.665737	11.339915	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.645021	12.318748	-2.58%	0
2017	10.056661	12.645021	25.74%	0
2016	9.836102	10.056661	2.24%	0
2015*	10.000000	9.836102	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.632372	10.292295	-18.52%	0
2017	9.039732	12.632372	39.74%	0
2016	8.499760	9.039732	6.35%	0
2015*	10.000000	8.499760	-15.00%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	9.995875	9.865423	-1.31%	214,643
2017	9.919866	9.995875	0.77%	0
2016	9.976855	9.919866	-0.57%	0
2015*	10.000000	9.976855	-0.23%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.205518	9.211926	0.07%	368,802
2017	9.282883	9.205518	-0.83%	109,044
2016	9.380920	9.282883	-1.05%	0
2015	9.480463	9.380920	-1.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.464008	9.663945	-15.70%	16,413
2017	9.116947	11.464008	25.74%	15,920
2016	9.155414	9.116947	-0.42%	0
2015*	10.000000	9.155414	-8.45%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.773923	10.040897	-14.72%	109,307
2017	9.527531	11.773923	23.58%	88,155
2016	9.540314	9.527531	-0.13%	59,495
2015	9.734948	9.540314	-2.00%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.897286	11.631162	-9.82%	0
2017	11.005509	12.897286	17.19%	0
2016	10.160059	11.005509	8.32%	0
2015	10.371387	10.160059	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.739518	11.052302	-5.85%	0
2017	10.675489	11.739518	9.97%	0
2016	10.148827	10.675489	5.19%	0
2015	10.274371	10.148827	-1.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.339610	11.419327	-7.46%	0
2017	10.861729	12.339610	13.61%	0
2016	10.188188	10.861729	6.61%	0
2015	10.351356	10.188188	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.895207	10.585784	-2.84%	0
2017	10.418462	10.895207	4.58%	0
2016	10.098169	10.418462	3.17%	0
2015	10.178371	10.098169	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.758932	10.980272	-6.62%	0
2017	10.421188	11.758932	12.84%	0
2016	9.962827	10.421188	4.60%	0
2015	10.405811	9.962827	-4.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.103701	11.250874	-7.05%	0
2017	10.457840	12.103701	15.74%	0
2016	9.881675	10.457840	5.83%	0
2015	10.397761	9.881675	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.079377	11.272994	-6.68%	212,571
2017	10.809841	12.079377	11.74%	153,043
2016	10.195959	10.809841	6.02%	97,670
2015	10.338747	10.195959	-1.38%	97,999
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.590622	11.495142	-8.70%	62,579
2017	10.905051	12.590622	15.46%	0
2016	10.158844	10.905051	7.35%	0
2015	10.342115	10.158844	-1.77%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.482716	10.937503	-4.75%	0
2017	10.625489	11.482716	8.07%	0
2016	10.158601	10.625489	4.60%	0
2015	10.269540	10.158601	-1.08%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	12.031942	11.331054	-5.83%	20,859
2017	10.343660	12.031942	16.32%	20,723
2016	9.630000	10.343660	7.41%	22,650
2015*	10.000000	9.630000	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.583360	12.129923	-3.60%	0
2017	10.449378	12.583360	20.42%	0
2016	9.596040	10.449378	8.89%	0
2015*	10.000000	9.596040	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.323512	11.682082	-12.32%	170,152
2017	11.629472	13.323512	14.57%	18,178
2016	9.770237	11.629472	19.03%	6,784
2015	10.130649	9.770237	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.738362	12.976335	-17.55%	0
2017	12.669598	15.738362	24.22%	0
2016	13.128174	12.669598	-3.49%	0
2015	13.354884	13.128174	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.647973	8.709157	-18.21%	0
2017	8.781701	10.647973	21.25%	0
2016	8.453532	8.781701	3.88%	0
2015	9.025703	8.453532	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.786627	21.790650	-4.37%	0
2017	17.730168	22.786627	28.52%	0
2016	17.568180	17.730168	0.92%	0
2015	17.215819	17.568180	2.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	20.130715	17.569111	-12.72%	0
2017	17.788960	20.130715	13.16%	0
2016	15.491526	17.788960	14.83%	0
2015	16.213055	15.491526	-4.45%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	22.181198	20.400199	-8.03%	0
2017	17.577989	22.181198	26.19%	0
2016	16.749733	17.577989	4.94%	0
2015	16.986182	16.749733	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.539711	20.227151	-14.07%	0
2017	20.896923	23.539711	12.65%	0
2016	17.958514	20.896923	16.36%	0
2015	18.688356	17.958514	-3.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.801084	10.717119	-9.19%	0
2017	9.567817	11.801084	23.34%	0
2016	8.948024	9.567817	6.93%	0
2015*	10.000000	8.948024	-10.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.338653	10.117901	-18.00%	0
2017	11.465621	12.338653	7.61%	0
2016	9.224264	11.465621	24.30%	0
2015*	10.000000	9.224264	-7.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.430947	10.721190	-13.75%	0
2017	11.097687	12.430947	12.01%	0
2016	9.151951	11.097687	21.26%	0
2015*	10.000000	9.151951	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.491610	12.325463	-1.33%	0
2017	10.498406	12.491610	18.99%	0
2016	9.544540	10.498406	9.99%	0
2015*	10.000000	9.544540	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.354278	11.727931	-5.07%	0
2017	11.762437	12.354278	5.03%	0
2016	11.090945	11.762437	6.05%	0
2015	11.881150	11.090945	-6.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.457140	12.700134	-5.63%	389,069
2017	11.190301	13.457140	20.26%	190,411
2016	10.127380	11.190301	10.50%	82,640
2015	10.117173	10.127380	0.10%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.115002	10.090312	-0.24%	9,782
2017	10.063127	10.115002	0.52%	9,432
2016	9.922387	10.063127	1.42%	0
2015	10.061989	9.922387	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.994260	11.398634	-12.28%	36,723
2017	11.500827	12.994260	12.99%	22,542
2016	9.615673	11.500827	19.61%	13,391
2015	10.216465	9.615673	-5.88%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.815879	9.022642	-16.58%	0
2017	8.906875	10.815879	21.43%	0
2016	8.901845	8.906875	0.06%	0
2015*	10.000000	8.901845	-10.98%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.794291	9.033604	-7.77%	0
2017	9.278031	9.794291	5.56%	0
2016	9.437082	9.278031	-1.69%	0
2015	10.045533	9.437082	-6.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.806394	13.544850	-14.31%	0
2017	11.717766	15.806394	34.89%	0
2016	11.860391	11.717766	-1.20%	0
2015	11.561665	11.860391	2.58%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.483971	9.141091	-20.40%	0
2017	9.178281	11.483971	25.12%	0
2016	9.534312	9.178281	-3.73%	0
2015*	10.000000	9.534312	-4.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.753438	10.403768	-11.48%	19,381
2017	10.427330	11.753438	12.72%	0
2016	8.955134	10.427330	16.44%	0
2015*	10.000000	8.955134	-10.45%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	12.033295	11.257735	-6.45%	0
2017	10.725698	12.033295	12.19%	0
2016	9.600285	10.725698	11.72%	0
2015	10.683761	9.600285	-10.14%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.702070	5.689531	-15.11%	0
2017	6.637113	6.702070	0.98%	0
2016	5.838976	6.637113	13.67%	0
2015	7.938092	5.838976	-26.44%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.571307	10.556610	-0.14%	0
2017	10.183588	10.571307	3.81%	0
2016	9.835672	10.183588	3.54%	0
2015	10.120993	9.835672	-2.82%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.110434	13.287766	-5.83%	8,775
2017	12.989360	14.110434	8.63%	0
2016	11.594790	12.989360	12.03%	0
2015	12.001693	11.594790	-3.39%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.396878	10.316568	-0.77%	0
2017*	10.000000	10.396878	3.97%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.114858	10.209822	0.94%	0
2017*	10.000000	10.114858	1.15%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.460124	10.877241	-5.09%	0
2017	10.458691	11.460124	9.58%	0
2016	10.271148	10.458691	1.83%	0
2015	11.182521	10.271148	-8.15%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.174786	10.211041	0.36%	28,586
2017	10.050773	10.174786	1.23%	16,950
2016	9.931738	10.050773	1.20%	0
2015*	10.000000	9.931738	-0.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.337448	11.146519	-1.68%	10,396
2017	10.930873	11.337448	3.72%	0
2016	10.768346	10.930873	1.51%	0
2015	10.846212	10.768346	-0.72%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.424912	11.250153	-9.45%	10,889
2017	10.571771	12.424912	17.53%	11,501
2016	9.400979	10.571771	12.45%	0
2015*	10.000000	9.400979	-5.99%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	23.207105	20.178383	-13.05%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	10.975356	9.526088	-13.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.199269	10.178103	-0.21%	10,311
2017	8.096346	10.199269	25.97%	0
2016	9.164005	8.096346	-11.65%	0
2015*	10.000000	9.164005	-8.36%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.177493	10.784510	5.96%	0
2017	10.028053	10.177493	1.49%	0
2016	9.892567	10.028053	1.37%	0
2015	10.088867	9.892567	-1.95%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.738996	-22.61%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.817671	8.929016	-17.46%	0
2017*	10.000000	10.817671	8.18%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.542099	6.757855	-29.18%	56,077
2017	9.836999	9.542099	-3.00%	38,135
2016	6.931798	9.836999	41.91%	10,693
2015*	10.000000	6.931798	-30.68%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.666634	-23.33%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.604705	7.693780	-19.90%	5,628
2017	9.798390	9.604705	-1.98%	6,160
2016	7.039992	9.798390	39.18%	6,735
2015	11.473041	7.039992	-38.64%	6,735
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.193287	11.406512	-13.54%	0
2017	10.680530	13.193287	23.53%	0
2016	10.006681	10.680530	6.73%	0
2015	10.258182	10.006681	-2.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.647427	10.227666	-3.94%	12,077
2017	10.389479	10.647427	2.48%	11,329
2016	10.068271	10.389479	3.19%	0
2015	10.443159	10.068271	-3.59%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	12.960893	11.668323	-9.97%	0
2017	11.234813	12.960893	15.36%	16,962
2016	9.591198	11.234813	17.14%	0
2015*	10.000000	9.591198	-4.09%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.916474	10.008077	-8.32%	42,994
2017	9.803128	10.916474	11.36%	19,638
2016	9.555222	9.803128	2.59%	0
2015	9.842836	9.555222	-2.92%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.309450	12.615516	-11.84%	0
2017	11.522842	14.309450	24.18%	14,904
2016	11.445050	11.522842	0.68%	0
2015	11.580419	11.445050	-1.17%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.877136	10.165651	-14.41%	38,272
2017	9.109472	11.877136	30.38%	40,803
2016	8.927982	9.109472	2.03%	0
2015*	10.000000	8.927982	-10.72%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.291604	10.418238	-15.24%	15,478
2017	9.634449	12.291604	27.58%	32,765
2016	9.278351	9.634449	3.84%	6,350
2015*	10.000000	9.278351	-7.22%	6,350

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	11.022140	10.580004	-4.01%	11,502
2017	10.412937	11.022140	5.85%	6,404
2016	9.336857	10.412937	11.53%	0
2015*	10.000000	9.336857	-6.63%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.088033	9.899446	-1.87%	0
2017	9.888044	10.088033	2.02%	0
2016*	10.000000	9.888044	-1.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.838135	11.748580	-8.49%	19,860
2017	11.148616	12.838135	15.15%	23,331
2016*	10.000000	11.148616	11.49%	23,768
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.158824	12.934444	-8.65%	0
2017	12.596349	14.158824	12.40%	0
2016	12.275399	12.596349	2.61%	0
2015	12.543775	12.275399	-2.14%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.125809	9.232816	-8.82%	13,233
2017*	10.000000	10.125809	1.26%	6,079
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.217584	9.695584	-5.11%	0
2017*	10.000000	10.217584	2.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	13.084946	10.742148	-17.90%	8,992
2017	11.844123	13.084946	10.48%	4,639
2016	9.140227	11.844123	29.58%	994
2015*	10.000000	9.140227	-8.60%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.603470	11.337033	-16.66%	0
2017	11.962136	13.603470	13.72%	0
2016	10.504113	11.962136	13.88%	0
2015	10.900598	10.504113	-3.64%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.562375	10.431273	-1.24%	33,300
2017	10.329334	10.562375	2.26%	27,753
2016	9.591167	10.329334	7.70%	4,525
2015*	10.000000	9.591167	-4.09%	4,525
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.253444	-17.47%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.752685	11.100884	-5.55%	0
2017	10.238900	11.752685	14.78%	0
2016	9.681989	10.238900	5.75%	0
2015*	10.000000	9.681989	-3.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.995431	11.664359	-10.24%	20,315
2017	11.273485	12.995431	15.27%	21,389
2016*	10.000000	11.273485	12.73%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.618105	13.402449	-1.58%	37,857
2017	10.218395	13.618105	33.27%	23,398
2016	10.280403	10.218395	-0.60%	26,012
2015*	10.000000	10.280403	2.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.264899	10.066352	-1.93%	14,111
2017	9.985385	10.264899	2.80%	13,821
2016*	10.000000	9.985385	-0.15%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.144599	10.304659	-7.54%	12,860
2017	10.864155	11.144599	2.58%	5,113
2016	10.420702	10.864155	4.26%	0
2015*	10.000000	10.420702	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.878444	10.449138	-3.95%	15,604
2017	10.232574	10.878444	6.31%	16,223
2016	9.582970	10.232574	6.78%	10,637
2015	9.885842	9.582970	-3.06%	10,637
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.527615	14.760217	-10.69%	0
2017	14.930853	16.527615	10.69%	0
2016	13.345131	14.930853	11.88%	0
2015	14.394762	13.345131	-7.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.264674	11.601085	-5.41%	10,204
2017	11.312675	12.264674	8.42%	9,689
2016	10.036471	11.312675	12.72%	0
2015	10.923850	10.036471	-8.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.551883	11.892514	-12.24%	0
2017	12.623721	13.551883	7.35%	0
2016	11.384078	12.623721	10.89%	0
2015	11.952814	11.384078	-4.76%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.655342	9.728653	0.76%	39,778
2017	9.582829	9.655342	0.76%	30,330
2016	9.417293	9.582829	1.76%	0
2015*	10.000000	9.417293	-5.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.327977	10.711512	-5.44%	0
2017	10.131072	11.327977	11.81%	0
2016	9.822561	10.131072	3.14%	0
2015	10.550579	9.822561	-6.90%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.793863	9.813039	0.20%	6,409
2017	9.784599	9.793863	0.09%	5,853
2016	9.803916	9.784599	-0.20%	0
2015	9.974346	9.803916	-1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.905666	6.209608	-10.08%	0
2017	6.426114	6.905666	7.46%	0
2016	7.626797	6.426114	-15.74%	0
2015	7.836837	7.626797	-2.68%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	16.748575	14.413386	-13.94%	0
2017	14.751812	16.748575	13.54%	0
2016	14.825840	14.751812	-0.50%	0
2015	14.811686	14.825840	0.10%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.571681	8.980895	-6.17%	0
2017	9.339541	9.571681	2.49%	0
2016	9.493824	9.339541	-1.63%	0
2015	9.429929	9.493824	0.68%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.829120	10.907632	-7.79%	0
2017	10.895160	11.829120	8.57%	0
2016	9.883438	10.895160	10.24%	0
2015	10.458640	9.883438	-5.50%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.497744	11.351633	-9.17%	32,673
2017	10.684316	12.497744	16.97%	24,145
2016	9.485841	10.684316	12.63%	15,550
2015*	10.000000	9.485841	-5.14%	15,550

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	11.047207	9.259126	-16.19%	5,322
2017	9.105911	11.047207	21.32%	5,824
2016	9.276175	9.105911	-1.84%	6,369
2015*	10.000000	9.276175	-7.24%	6,369
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.345599	12.473789	-6.53%	0
2017	11.414628	13.345599	16.92%	0
2016	11.851434	11.414628	-3.69%	0
2015	13.081129	11.851434	-9.40%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.040917	5.885685	-34.90%	7,271
2017	10.469600	9.040917	-13.65%	0
2016	7.871381	10.469600	33.01%	0
2015*	10.000000	7.871381	-21.29%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.861104	11.774528	-0.73%	0
2017	10.156767	11.861104	16.78%	0
2016	9.848785	10.156767	3.13%	0
2015*	10.000000	9.848785	-1.51%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.467542	13.223234	-1.81%	10,817
2017	10.720052	13.467542	25.63%	12,915
2016	9.673557	10.720052	10.82%	13,944
2015*	10.000000	9.673557	-3.26%	6,074
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.262667	10.013513	-2.43%	15,521
2017	10.044938	10.262667	2.17%	16,265
2016	9.940626	10.044938	1.05%	10,197
2015*	10.000000	9.940626	-0.59%	10,197
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.202589	16.160821	-0.26%	7,615
2017	11.310499	16.202589	43.25%	3,890
2016	10.049696	11.310499	12.55%	0
2015*	10.000000	10.049696	0.50%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.469236	10.621168	-7.39%	14,142
2017	9.929495	11.469236	15.51%	0
2016	9.490813	9.929495	4.62%	0
2015*	10.000000	9.490813	-5.09%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.201562	10.527791	-6.01%	7,091
2017	10.143939	11.201562	10.43%	0
2016	9.662406	10.143939	4.98%	0
2015*	10.000000	9.662406	-3.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.073198	8.914065	-19.50%	5,527
2017	8.763183	11.073198	26.36%	0
2016	7.339677	8.763183	19.39%	0
2015	9.287866	7.339677	-20.98%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.593451	9.573926	-9.62%	24,792
2017	9.239274	10.593451	14.66%	0
2016	9.259737	9.239274	-0.22%	0
2015*	10.000000	9.259737	-7.40%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	11.987163	12.228654	2.01%	4,711
2017	9.786184	11.987163	22.49%	0
2016	9.380123	9.786184	4.33%	0
2015*	10.000000	9.380123	-6.20%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.078825	10.494756	-5.27%	5,773
2017	10.336317	11.078825	7.18%	2,164
2016	9.064215	10.336317	14.03%	0
2015	9.763112	9.064215	-7.16%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.204038	10.202085	-0.02%	16,156
2017	10.101310	10.204038	1.02%	0
2016	9.875884	10.101310	2.28%	0
2015*	10.000000	9.875884	-1.24%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.480894	10.253357	-2.17%	0
2017	10.208078	10.480894	2.67%	0
2016	9.904300	10.208078	3.07%	0
2015*	10.000000	9.904300	-0.96%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.072591	11.624014	-3.72%	4,876
2017	10.942833	12.072591	10.32%	0
2016*	10.000000	10.942833	9.43%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.476270	10.439076	-0.36%	0
2017	9.256241	10.476270	13.18%	0
2016	8.417827	9.256241	9.96%	0
2015*	10.000000	8.417827	-15.82%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.197971	11.093566	-9.05%	0
2017	10.242760	12.197971	19.09%	0
2016	9.578508	10.242760	6.93%	0
2015*	10.000000	9.578508	-4.21%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.495382	11.757742	-5.90%	0
2017	11.430402	12.495382	9.32%	0
2016	10.910430	11.430402	4.77%	0
2015	11.319299	10.910430	-3.61%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.570373	11.216757	-10.77%	10,966
2017	10.027000	12.570373	25.37%	11,936
2016	9.768111	10.027000	2.65%	9,078
2015*	10.000000	9.768111	-2.32%	9,078
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	11.965519	10.453494	-12.64%	9,714
2017	10.673274	11.965519	12.11%	5,198
2016	9.326937	10.673274	14.43%	0
2015*	10.000000	9.326937	-6.73%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.767887	11.731208	-8.12%	10,507
2017	11.786270	12.767887	8.33%	3,772
2016	10.782191	11.786270	9.31%	0
2015	11.037343	10.782191	-2.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.432332	10.408638	-8.95%	10,448
2017	10.275930	11.432332	11.25%	5,378
2016	9.041853	10.275930	13.65%	4,870
2015	10.621951	9.041853	-14.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.118652	11.903618	-9.26%	20,029
2017	12.096589	13.118652	8.45%	10,174
2016	11.866403	12.096589	1.94%	4,998
2015	12.177131	11.866403	-2.55%	4,998
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.740979	11.756364	-7.73%	0
2017	11.114371	12.740979	14.64%	0
2016	10.657819	11.114371	4.28%	0
2015	11.535022	10.657819	-7.60%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.176900	10.896221	-10.52%	5,556
2017	11.359664	12.176900	7.19%	6,417
2016	9.559304	11.359664	18.83%	0
2015*	10.000000	9.559304	-4.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.628971	15.618284	-6.08%	0
2017	14.527551	16.628971	14.47%	0
2016	13.482693	14.527551	7.75%	0
2015	13.506628	13.482693	-0.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.354187	10.124612	-2.22%	6,963
2017	10.148378	10.354187	2.03%	6,875
2016	10.001055	10.148378	1.47%	0
2015*	10.000000	10.001055	0.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.443051	11.140266	-10.47%	47,163
2017	9.611119	12.443051	29.47%	9,577
2016	9.704455	9.611119	-0.96%	6,296
2015*	10.000000	9.704455	-2.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.461097	13.218104	-1.81%	43,371
2017	10.655363	13.461097	26.33%	4,587
2016	9.883198	10.655363	7.81%	0
2015*	10.000000	9.883198	-1.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.810211	12.385411	-3.32%	65,724
2017	10.628354	12.810211	20.53%	21,571
2016	9.678573	10.628354	9.81%	0
2015*	10.000000	9.678573	-3.21%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.670856	10.300136	-3.47%	6,797
2017	10.151900	10.670856	5.11%	6,718
2016	9.452365	10.151900	7.40%	0
2015	9.846943	9.452365	-4.01%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.399632	11.341926	-8.53%	23,178
2017	10.658236	12.399632	16.34%	5,031
2016	9.170335	10.658236	16.23%	0
2015*	10.000000	9.170335	-8.30%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.066013	10.011497	-9.53%	0
2017	9.452026	11.066013	17.08%	0
2016	9.285482	9.452026	1.79%	0
2015*	10.000000	9.285482	-7.15%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.104953	1.05%	29,941
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.298918	10.833329	-4.12%	15,273
2017	10.706578	11.298918	5.53%	16,328
2016	9.487705	10.706578	12.85%	10,878
2015	9.855043	9.487705	-3.73%	10,878
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.592804	12.762838	-6.11%	0
2017	11.021558	13.592804	23.33%	0
2016*	10.000000	11.021558	10.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.366631	11.505497	-6.96%	0
2017	10.569218	12.366631	17.01%	0
2016	9.710258	10.569218	8.85%	0
2015*	10.000000	9.710258	-2.90%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.282561	10.126647	-1.52%	69,654
2017	10.087051	10.282561	1.94%	67,638
2016	9.978409	10.087051	1.09%	0
2015	10.080207	9.978409	-1.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.611358	16.419383	-11.78%	0
2017	15.715748	18.611358	18.42%	0
2016	14.671058	15.715748	7.12%	0
2015	15.106685	14.671058	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.901113	13.810676	-7.32%	0
2017	13.452747	14.901113	10.77%	0
2016	12.825423	13.452747	4.89%	0
2015	13.113546	12.825423	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.700965	15.160835	-9.22%	70,895
2017	14.588871	16.700965	14.48%	0
2016	13.751310	14.588871	6.09%	0
2015	14.098606	13.751310	-2.46%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.399609	11.936957	-3.73%	0
2017	11.793589	12.399609	5.14%	0
2016	11.404351	11.793589	3.41%	0
2015	11.622312	11.404351	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.641775	10.700232	-8.09%	0
2017	10.261627	11.641775	13.45%	0
2016	9.834248	10.261627	4.35%	0
2015	10.395014	9.834248	-5.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.886707	10.918217	-8.15%	0
2017	10.208429	11.886707	16.44%	0
2016	9.722849	10.208429	4.99%	0
2015	10.340211	9.722849	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.810074	14.519825	-8.16%	0
2017	14.033186	15.810074	12.66%	0
2016	13.299719	14.033186	5.51%	0
2015	13.599397	13.299719	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.471844	15.628593	-10.55%	0
2017	14.969644	17.471844	16.72%	0
2016	14.074858	14.969644	6.36%	0
2015	14.456561	14.074858	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.070827	13.245651	-5.86%	0
2017	12.953539	14.070827	8.63%	0
2016	12.362358	12.953539	4.78%	0
2015	12.640818	12.362358	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.538522	10.345009	-1.84%	0
2017	10.233095	10.538522	2.98%	0
2016	9.858389	10.233095	3.80%	0
2015*	10.000000	9.858389	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.250334	10.958616	-2.59%	0
2017	10.967717	11.250334	2.58%	0
2016	10.736798	10.967717	2.15%	0
2015	10.918174	10.736798	-1.66%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.812468	13.149881	-11.22%	0
2017	12.710991	14.812468	16.53%	0
2016	11.543921	12.710991	10.11%	0
2015	12.059163	11.543921	-4.27%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.679191	12.463893	-8.88%	0
2017	12.156417	13.679191	12.53%	0
2016	11.306023	12.156417	7.52%	0
2015	11.642630	11.306023	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.613588	12.275637	-2.68%	0
2017	10.041771	12.613588	25.61%	0
2016	9.831444	10.041771	2.14%	0
2015*	10.000000	9.831444	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.600979	10.256271	-18.61%	4,805
2017	9.026335	12.600979	39.60%	0
2016	8.495722	9.026335	6.25%	0
2015*	10.000000	8.495722	-15.04%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	9.971015	9.830884	-1.41%	0
2017	9.905172	9.971015	0.66%	0
2016	9.972131	9.905172	-0.67%	0
2015*	10.000000	9.972131	-0.28%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.130886	9.127969	-0.03%	202,518
2017	9.216917	9.130886	-0.93%	15,434
2016	9.323658	9.216917	-1.14%	0
2015	9.432129	9.323658	-1.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.435515	9.630127	-15.79%	10,422
2017	9.103446	11.435515	25.62%	0
2016	9.151073	9.103446	-0.52%	0
2015*	10.000000	9.151073	-8.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.736690	9.998961	-14.81%	105,565
2017	9.506971	11.736690	23.45%	93,162
2016	9.529329	9.506971	-0.23%	58,061
2015	9.733572	9.529329	-2.10%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.849410	11.576197	-9.91%	0
2017	10.975709	12.849410	17.07%	0
2016	10.142760	10.975709	8.21%	0
2015	10.364205	10.142760	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.695936	11.000074	-5.95%	0
2017	10.646593	11.695936	9.86%	0
2016	10.131564	10.646593	5.08%	0
2015	10.267261	10.131564	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.293806	11.365369	-7.55%	0
2017	10.832319	12.293806	13.49%	0
2016	10.170849	10.832319	6.50%	0
2015	10.344188	10.170849	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.854737	10.535746	-2.94%	30,837
2017	10.390232	10.854737	4.47%	0
2016	10.080960	10.390232	3.07%	0
2015	10.171314	10.080960	-0.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.709911	10.923379	-6.72%	0
2017	10.388200	11.709911	12.72%	0
2016	9.941314	10.388200	4.50%	0
2015	10.393853	9.941314	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.053255	11.192591	-7.14%	0
2017	10.424751	12.053255	15.62%	0
2016	9.860347	10.424751	5.72%	0
2015	10.385825	9.860347	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.034534	11.219728	-6.77%	65,639
2017	10.780569	12.034534	11.63%	0
2016	10.178593	10.780569	5.91%	0
2015	10.331587	10.178593	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.543875	11.440816	-8.79%	0
2017	10.875512	12.543875	15.34%	0
2016	10.141549	10.875512	7.24%	0
2015	10.334965	10.141549	-1.87%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.440100	10.885831	-4.84%	63,255
2017	10.596732	11.440100	7.96%	63,807
2016	10.141323	10.596732	4.49%	0
2015	10.262436	10.141323	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	12.002018	11.291374	-5.92%	0
2017	10.328333	12.002018	16.20%	0
2016	9.625432	10.328333	7.30%	0
2015*	10.000000	9.625432	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.552077	12.087475	-3.70%	0
2017	10.433907	12.552077	20.30%	0
2016	9.591494	10.433907	8.78%	0
2015*	10.000000	9.591494	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.281369	11.633292	-12.41%	109,000
2017	11.604379	13.281369	14.45%	94,227
2016	9.758989	11.604379	18.91%	31,104
2015	10.129217	9.758989	-3.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.617010	12.863185	-17.63%	0
2017	12.584573	15.617010	24.10%	0
2016	13.053224	12.584573	-3.59%	0
2015	13.292065	13.053224	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.608430	8.667977	-18.29%	0
2017	8.757907	10.608430	21.13%	0
2016	8.439133	8.757907	3.78%	0
2015	9.019452	8.439133	-6.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.610928	21.600656	-4.47%	1,665
2017	17.611182	22.610928	28.39%	2,073
2016	17.467893	17.611182	0.82%	0
2015	17.134856	17.467893	1.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	19.975461	17.415894	-12.81%	0
2017	17.669554	19.975461	13.05%	0
2016	15.403051	17.669554	14.71%	0
2015	16.136785	15.403051	-4.55%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	22.010151	20.222290	-8.12%	11,530
2017	17.460019	22.010151	26.06%	4,849
2016	16.654099	17.460019	4.84%	5,302
2015	16.906298	16.654099	-1.49%	5,302
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.358233	20.050795	-14.16%	3,637
2017	20.756727	23.358233	12.53%	4,309
2016	17.856015	20.756727	16.25%	4,171
2015	18.600484	17.856015	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.771719	10.679571	-9.28%	4,126
2017	9.553641	11.771719	23.22%	4,515
2016	8.943786	9.553641	6.82%	4,937
2015*	10.000000	8.943786	-10.56%	4,937
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.307984	10.082479	-18.08%	12,177
2017	11.448654	12.307984	7.51%	13,771
2016	9.219898	11.448654	24.17%	8,014
2015*	10.000000	9.219898	-7.80%	8,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.400021	10.683648	-13.84%	4,176
2017	11.081245	12.400021	11.90%	0
2016	9.147608	11.081245	21.14%	0
2015*	10.000000	9.147608	-8.52%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.460550	12.282309	-1.43%	0
2017	10.482852	12.460550	18.87%	0
2016	9.540016	10.482852	9.88%	0
2015*	10.000000	9.540016	-4.60%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.296166	11.660904	-5.17%	0
2017	11.718918	12.296166	4.93%	0
2016	11.061052	11.718918	5.95%	0
2015	11.861116	11.061052	-6.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.414587	12.647102	-5.72%	307,230
2017	11.166159	13.414587	20.14%	275,723
2016	10.115719	11.166159	10.38%	168,161
2015	10.115743	10.115719	0.00%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.047094	10.012384	-0.35%	13,948
2017	10.005656	10.047094	0.41%	0
2016	9.875674	10.005656	1.32%	0
2015	10.024752	9.875674	-1.49%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.953141	11.351012	-12.37%	61,327
2017	11.475998	12.953141	12.87%	64,269
2016	9.604594	11.475998	19.48%	17,683
2015	10.215018	9.604594	-5.98%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.788977	8.991048	-16.66%	9,681
2017	8.893670	10.788977	21.31%	10,594
2016	8.897623	8.893670	-0.04%	11,584
2015*	10.000000	8.897623	-11.02%	11,584
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.763310	8.995866	-7.86%	13,029
2017	9.258014	9.763310	5.46%	12,154
2016	9.426211	9.258014	-1.78%	0
2015	10.044117	9.426211	-6.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.732089	13.467463	-14.39%	6,490
2017	11.674437	15.732089	34.76%	2,986
2016	11.828462	11.674437	-1.30%	0
2015	11.542199	11.828462	2.48%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.455405	9.109071	-20.48%	11,991
2017	9.164683	11.455405	25.00%	12,475
2016	9.529792	9.164683	-3.83%	13,185
2015*	10.000000	9.529792	-4.70%	7,739
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.724200	10.367332	-11.57%	1,137
2017	10.411887	11.724200	12.60%	2,078
2016	8.950887	10.411887	16.32%	2,205
2015*	10.000000	8.950887	-10.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.952531	11.170818	-6.54%	0
2017	10.664458	11.952531	12.08%	0
2016	9.555092	10.664458	11.61%	0
2015	10.644236	9.555092	-10.23%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.650354	5.639887	-15.19%	0
2017	6.592534	6.650354	0.88%	0
2016	5.805610	6.592534	13.55%	0
2015	7.900728	5.805610	-26.52%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.527219	10.501894	-0.24%	7,172
2017	10.151347	10.527219	3.70%	0
2016	9.814436	10.151347	3.43%	0
2015	10.109357	9.814436	-2.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.001629	13.171912	-5.93%	4,423
2017	12.902210	14.001629	8.52%	0
2016	11.528598	12.902210	11.91%	0
2015	11.945245	11.528598	-3.49%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.389905	10.299170	-0.87%	65,581
2017*	10.000000	10.389905	3.90%	44,304
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.108076	10.192612	0.84%	5,969
2017*	10.000000	10.108076	1.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.371641	10.782288	-5.18%	0
2017	10.388409	11.371641	9.46%	0
2016	10.212436	10.388409	1.72%	0
2015	11.129856	10.212436	-8.24%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.149471	10.175282	0.25%	0
2017	10.035879	10.149471	1.13%	0
2016	9.927030	10.035879	1.10%	0
2015*	10.000000	9.927030	-0.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.261373	11.060480	-1.78%	26,825
2017	10.868481	11.261373	3.61%	16,475
2016	10.717682	10.868481	1.41%	9,449
2015	10.806099	10.717682	-0.82%	4,053
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.394001	11.210762	-9.55%	15,736
2017	10.556106	12.394001	17.41%	17,221
2016	9.396527	10.556106	12.34%	18,831
2015*	10.000000	9.396527	-6.03%	18,831
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	35.644202	30.960806	-13.14%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	14.981326	12.989855	-13.29%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.173907	10.142475	-0.31%	21,837
2017	8.084349	10.173907	25.85%	10,862
2016	9.159658	8.084349	-11.74%	11,553
2015*	10.000000	9.159658	-8.40%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.135069	10.728646	5.86%	17,517
2017	9.996330	10.135069	1.39%	5,820
2016	9.871217	9.996330	1.27%	0
2015	10.077274	9.871217	-2.04%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.733746	-22.66%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.810424	8.913954	-17.54%	0
2017*	10.000000	10.810424	8.10%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.518350	6.734179	-29.25%	7,882
2017	9.822412	9.518350	-3.10%	0
2016	6.928505	9.822412	41.77%	0
2015*	10.000000	6.928505	-30.71%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.664038	-23.36%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.584640	7.673806	-19.94%	23,041
2017	9.782847	9.584640	-2.03%	18,923
2016	7.032365	9.782847	39.11%	15,957
2015	11.466436	7.032365	-38.67%	1,335
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.172376	11.382632	-13.59%	5,259
2017	10.668980	13.172376	23.46%	3,971
2016	10.000914	10.668980	6.68%	2,714
2015	10.257457	10.000914	-2.50%	2,544
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.611585	10.188048	-3.99%	60,660
2017	10.359747	10.611585	2.43%	60,387
2016	10.044530	10.359747	3.14%	31,564
2015	10.423802	10.044530	-3.64%	2,848
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	12.944776	11.647885	-10.02%	295,334
2017	11.226492	12.944776	15.31%	149,919
2016	9.588921	11.226492	17.08%	95,787
2015*	10.000000	9.588921	-4.11%	15,235
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.899176	9.987142	-8.37%	128,639
2017	9.792534	10.899176	11.30%	64,569
2016	9.549718	9.792534	2.54%	39,791
2015	9.842138	9.549718	-2.97%	12,595
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.275753	12.579397	-11.88%	45,739
2017	11.501497	14.275753	24.12%	27,572
2016	11.429619	11.501497	0.63%	17,646
2015	11.570648	11.429619	-1.22%	1,946
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.862330	10.147816	-14.45%	123,913
2017	9.102711	11.862330	30.32%	69,693
2016	8.925860	9.102711	1.98%	43,658
2015*	10.000000	8.925860	-10.74%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.276302	10.399967	-15.28%	133,611
2017	9.627306	12.276302	27.52%	61,336
2016	9.276151	9.627306	3.79%	30,355
2015*	10.000000	9.276151	-7.24%	2,522

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	11.008224	10.561270	-4.06%	72,920
2017	10.405039	11.008224	5.80%	37,785
2016	9.334487	10.405039	11.47%	23,327
2015*	10.000000	9.334487	-6.66%	2,515
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.079556	9.886106	-1.92%	15,451
2017	9.884727	10.079556	1.97%	12,924
2016*	10.000000	9.884727	-1.15%	7,924
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.827367	11.732746	-8.53%	46,151
2017	11.144888	12.827367	15.10%	40,879
2016*	10.000000	11.144888	11.45%	44,339
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.104108	12.877904	-8.69%	92,461
2017	12.554004	14.104108	12.35%	87,388
2016	12.240311	12.554004	2.56%	67,880
2015	12.514257	12.240311	-2.19%	21,153
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.122414	9.225019	-8.87%	25,609
2017*	10.000000	10.122414	1.22%	5,801
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.214154	9.687396	-5.16%	13,628
2017*	10.000000	10.214154	2.14%	8,941
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	13.068656	10.723303	-17.95%	51,216
2017	11.835341	13.068656	10.42%	28,615
2016	9.138056	11.835341	29.52%	13,965
2015*	10.000000	9.138056	-8.62%	1,776
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.578297	11.310291	-16.70%	30,779
2017	11.946022	13.578297	13.66%	23,627
2016	10.495243	11.946022	13.82%	11,736
2015	10.896909	10.495243	-3.69%	1,475
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.548153	10.411939	-1.29%	125,309
2017	10.320626	10.548153	2.20%	57,274
2016	9.587913	10.320626	7.64%	24,380
2015*	10.000000	9.587913	-4.12%	547
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.250651	-17.49%	1,663

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.738041	11.081412	-5.59%	115,773
2017	10.231308	11.738041	14.73%	60,311
2016	9.679693	10.231308	5.70%	62,192
2015*	10.000000	9.679693	-3.20%	4,855
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.984545	11.648662	-10.29%	46,481
2017	11.269717	12.984545	15.22%	48,578
2016*	10.000000	11.269717	12.70%	18,596
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.599765	13.377591	-1.63%	179,020
2017	10.209776	13.599765	33.20%	125,625
2016	10.276919	10.209776	-0.65%	57,186
2015*	10.000000	10.276919	2.77%	4,468
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.256283	10.052774	-1.98%	41,367
2017	9.982044	10.256283	2.75%	28,557
2016*	10.000000	9.982044	-0.18%	2,112
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.130747	10.286611	-7.58%	33,331
2017	10.856120	11.130747	2.53%	30,671
2016	10.418235	10.856120	4.20%	18,439
2015*	10.000000	10.418235	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.861196	10.427266	-4.00%	58,181
2017	10.221507	10.861196	6.26%	40,115
2016	9.577442	10.221507	6.72%	21,378
2015	9.885143	9.577442	-3.11%	262
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.463740	14.695692	-10.74%	9,124
2017	14.880646	16.463740	10.64%	8,578
2016	13.306952	14.880646	11.83%	1,603
2015	14.360848	13.306952	-7.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.235773	11.567847	-5.46%	59,173
2017	11.291715	12.235773	8.36%	58,223
2016	10.022930	11.291715	12.66%	24,842
2015	10.914629	10.022930	-8.17%	4,697
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.519981	11.858471	-12.29%	13,309
2017	12.600358	13.519981	7.30%	10,923
2016	11.368731	12.600358	10.83%	28,446
2015	11.942745	11.368731	-4.81%	1,527

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.642349	9.710609	0.71%	206,280
2017	9.574759	9.642349	0.71%	154,707
2016	9.414108	9.574759	1.71%	96,658
2015*	10.000000	9.414108	-5.86%	15,278
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.304335	10.683716	-5.49%	2,324
2017	10.115012	11.304335	11.76%	1,452
2016	9.811943	10.115012	3.09%	0
2015	10.544508	9.811943	-6.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.778301	9.792466	0.14%	14,819
2017	9.774018	9.778301	0.04%	2,595
2016	9.798268	9.774018	-0.25%	0
2015	9.973636	9.798268	-1.76%	2,758
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.412157	-5.88%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.874121	6.178099	-10.13%	57,756
2017	6.399992	6.874121	7.41%	70,533
2016	7.599627	6.399992	-15.79%	63,437
2015	7.812881	7.599627	-2.73%	17,884
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	16.616402	14.292356	-13.99%	2,756
2017	14.642769	16.616402	13.48%	2,756
2016	14.723688	14.642769	-0.55%	2,756
2015	14.717067	14.723688	0.04%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.513341	8.921618	-6.22%	4,996
2017	9.287308	9.513341	2.43%	957
2016	9.445487	9.287308	-1.67%	1,435
2015	9.386671	9.445487	0.63%	1,436
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.804424	10.879322	-7.84%	24,193
2017	10.877901	11.804424	8.52%	12,425
2016	9.872748	10.877901	10.18%	4,789
2015	10.452615	9.872748	-5.55%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.482176	11.331720	-9.22%	100,734
2017	10.676392	12.482176	16.91%	70,125
2016	9.483588	10.676392	12.58%	61,153
2015*	10.000000	9.483588	-5.16%	2,464

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	11.033423	9.242857	-16.23%	51,097
2017	9.099144	11.033423	21.26%	2,353
2016	9.273970	9.099144	-1.89%	1,363
2015*	10.000000	9.273970	-7.26%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.293985	12.419233	-6.58%	9,121
2017	11.376233	13.293985	16.86%	9,509
2016	11.817525	11.376233	-3.73%	9,198
2015	13.050322	11.817525	-9.45%	4,609
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.029648	5.875347	-34.93%	32,580
2017	10.461822	9.029648	-13.69%	29,348
2016	7.869502	10.461822	32.94%	14,968
2015*	10.000000	7.869502	-21.30%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.846344	11.753903	-0.78%	62,770
2017	10.149246	11.846344	16.72%	52,297
2016	9.846455	10.149246	3.08%	3,892
2015*	10.000000	9.846455	-1.54%	2,296
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.450781	13.200060	-1.86%	109,853
2017	10.712111	13.450781	25.57%	75,130
2016	9.671269	10.712111	10.76%	43,046
2015*	10.000000	9.671269	-3.29%	15,860
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.249864	9.995936	-2.48%	103,898
2017	10.037484	10.249864	2.12%	102,847
2016	9.938267	10.037484	1.00%	97,857
2015*	10.000000	9.938267	-0.62%	1,465
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.182407	16.132485	-0.31%	84,620
2017	11.302105	16.182407	43.18%	49,691
2016	10.047305	11.302105	12.49%	38,997
2015*	10.000000	10.047305	0.47%	3,182
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.454951	10.602549	-7.44%	69,094
2017	9.922130	11.454951	15.45%	40,343
2016	9.488562	9.922130	4.57%	42,434
2015*	10.000000	9.488562	-5.11%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.187615	10.509338	-6.06%	1,749
2017	10.136414	11.187615	10.37%	1,948
2016	9.660114	10.136414	4.93%	1,236
2015*	10.000000	9.660114	-3.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.047137	8.888554	-19.54%	89,167
2017	8.746952	11.047137	26.30%	68,024
2016	7.329770	8.746952	19.33%	35,370
2015	9.280029	7.329770	-21.02%	13,229
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.580258	9.557136	-9.67%	31,522
2017	9.232428	10.580258	14.60%	5,858
2016	9.257539	9.232428	-0.27%	1,607
2015*	10.000000	9.257539	-7.42%	908
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	11.972232	12.207207	1.96%	57,429
2017	9.778925	11.972232	22.43%	25,795
2016	9.377896	9.778925	4.28%	18,669
2015*	10.000000	9.377896	-6.22%	689
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.052702	10.464686	-5.32%	32,361
2017	10.317153	11.052702	7.13%	28,115
2016	9.051967	10.317153	13.98%	20,896
2015	9.754861	9.051967	-7.21%	6,408
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.191318	10.184186	-0.07%	45,436
2017	10.093821	10.191318	0.97%	31,068
2016	9.873550	10.093821	2.23%	9,100
2015*	10.000000	9.873550	-1.26%	3,029
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.467832	10.235376	-2.22%	37,171
2017	10.200503	10.467832	2.62%	31,329
2016	9.901953	10.200503	3.02%	18,481
2015*	10.000000	9.901953	-0.98%	9,106
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.062466	11.608355	-3.76%	26,219
2017	10.939172	12.062466	10.27%	16,948
2016*	10.000000	10.939172	9.39%	14,965
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.463222	10.420774	-0.41%	12,159
2017	9.249379	10.463222	13.12%	4,256
2016	8.415831	9.249379	9.90%	15,194
2015*	10.000000	8.415831	-15.84%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.182788	11.074109	-9.10%	19,067
2017	10.235171	12.182788	19.03%	8,240
2016	9.576244	10.235171	6.88%	4,366
2015*	10.000000	9.576244	-4.24%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.453351	11.712234	-5.95%	12,868
2017	11.397693	12.453351	9.26%	23,315
2016	10.884701	11.397693	4.71%	22,552
2015	11.298316	10.884701	-3.66%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.554712	11.197090	-10.81%	99,102
2017	10.019563	12.554712	25.30%	79,998
2016	9.765798	10.019563	2.60%	77,840
2015*	10.000000	9.765798	-2.34%	5,030
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	11.950620	10.435159	-12.68%	49,972
2017	10.665357	11.950620	12.05%	28,779
2016	9.324721	10.665357	14.38%	26,061
2015*	10.000000	9.324721	-6.75%	3,477
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.724936	11.685792	-8.17%	72,850
2017	11.752553	12.724936	8.27%	53,465
2016	10.756770	11.752553	9.26%	39,001
2015	11.016900	10.756770	-2.36%	13,883
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.411169	10.384092	-9.00%	31,525
2017	10.262083	11.411169	11.20%	20,234
2016	9.034220	10.262083	13.59%	9,088
2015	10.618363	9.034220	-14.92%	1,725
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.074522	11.857545	-9.31%	109,953
2017	12.061982	13.074522	8.39%	88,168
2016	11.838418	12.061982	1.89%	69,309
2015	12.154568	11.838418	-2.60%	21,632
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.698134	11.710870	-7.77%	2,542
2017	11.082587	12.698134	14.58%	2,315
2016	10.632697	11.082587	4.23%	2,202
2015	11.513648	10.632697	-7.65%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.161756	10.877133	-10.56%	42,652
2017	11.351251	12.161756	7.14%	66,287
2016	9.557036	11.351251	18.77%	47,576
2015*	10.000000	9.557036	-4.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.573022	15.557826	-6.13%	465,620
2017	14.485967	16.573022	14.41%	276,105
2016	13.450897	14.485967	7.70%	63,544
2015	13.481594	13.450897	-0.23%	19,425
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.341302	10.106866	-2.27%	128,123
2017	10.140870	10.341302	1.98%	78,979
2016	9.998686	10.140870	1.42%	74,044
2015*	10.000000	9.998686	-0.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.427553	11.120732	-10.52%	146,298
2017	9.603990	12.427553	29.40%	64,585
2016	9.702155	9.603990	-1.01%	35,828
2015*	10.000000	9.702155	-2.98%	2,265
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.444341	13.194930	-1.86%	382,868
2017	10.647460	13.444341	26.27%	252,857
2016	9.880851	10.647460	7.76%	90,236
2015*	10.000000	9.880851	-1.19%	10,719
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.794264	12.363693	-3.37%	271,926
2017	10.620471	12.794264	20.47%	103,841
2016	9.676276	10.620471	9.76%	46,734
2015*	10.000000	9.676276	-3.24%	10,298
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.645724	10.270650	-3.52%	133,646
2017	10.133103	10.645724	5.06%	41,957
2016	9.439625	10.133103	7.35%	9,539
2015	9.838641	9.439625	-4.06%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.384201	11.322042	-8.58%	18,236
2017	10.650333	12.384201	16.28%	9,945
2016	9.168155	10.650333	16.17%	1,298
2015*	10.000000	9.168155	-8.32%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.052242	9.993946	-9.58%	2,519
2017	9.445019	11.052242	17.02%	5,135
2016	9.283281	9.445019	1.74%	2,633
2015*	10.000000	9.283281	-7.17%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.101536	1.02%	4,542
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.277932	10.807715	-4.17%	6,527
2017	10.692077	11.277932	5.48%	6,963
2016	9.479622	10.692077	12.79%	2,409
2015	9.851622	9.479622	-3.78%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.581413	12.745644	-6.15%	10,857
2017	11.017870	13.581413	23.27%	10,339
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.351246	11.485338	-7.01%	3,497
2017	10.561392	12.351246	16.95%	3,589
2016	9.707955	10.561392	8.79%	2,114
2015*	10.000000	9.707955	-2.92%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.266292	10.105490	-1.57%	234,830
2017	10.076167	10.266292	1.89%	201,164
2016	9.972667	10.076167	1.04%	49,505
2015	10.079497	9.972667	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.539393	16.347562	-11.82%	37,458
2017	15.662882	18.539393	18.37%	30,004
2016	14.629079	15.662882	7.07%	0
2015	15.071086	14.629079	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.843492	13.750279	-7.36%	13,090
2017	13.407486	14.843492	10.71%	4,564
2016	12.788723	13.407486	4.84%	2,454
2015	13.082643	12.788723	-2.25%	2,458
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.636369	15.094508	-9.27%	14,954
2017	14.539776	16.636369	14.42%	5,561
2016	13.711952	14.539776	6.04%	0
2015	14.065383	13.711952	-2.51%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.351681	11.884763	-3.78%	7,957
2017	11.753924	12.351681	5.09%	8,183
2016	11.371725	11.753924	3.36%	0
2015	11.594937	11.371725	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.617487	10.672474	-8.13%	2,039
2017	10.245381	11.617487	13.39%	1,910
2016	9.823628	10.245381	4.29%	1,550
2015	10.389036	9.823628	-5.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.861890	10.889880	-8.19%	351
2017	10.192250	11.861890	16.38%	338
2016	9.712344	10.192250	4.94%	0
2015	10.334272	9.712344	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.748971	14.456363	-8.21%	26,291
2017	13.986007	15.748971	12.61%	1,476
2016	13.261695	13.986007	5.46%	0
2015	13.567377	13.261695	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.404324	15.560279	-10.60%	507
2017	14.919300	17.404324	16.66%	340
2016	14.034601	14.919300	6.30%	273
2015	14.422503	14.034601	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.016420	13.187724	-5.91%	22,463
2017	12.909971	14.016420	8.57%	20,869
2016	12.326993	12.909971	4.73%	18,930
2015	12.611036	12.326993	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.525385	10.326864	-1.89%	111,249
2017	10.225510	10.525385	2.93%	99,228
2016	9.856043	10.225510	3.75%	82,741
2015*	10.000000	9.856043	-1.44%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.212511	10.916212	-2.64%	5,143
2017	10.936360	11.212511	2.53%	1,542
2016	10.711503	10.936360	2.10%	0
2015	10.897964	10.711503	-1.71%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.775396	13.110297	-11.27%	6,512
2017	12.685565	14.775396	16.47%	3,839
2016	11.526641	12.685565	10.05%	2,402
2015	12.047205	11.526641	-4.32%	646
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.644934	12.426357	-8.93%	36,967
2017	12.132091	13.644934	12.47%	16,168
2016	11.289084	12.132091	7.47%	0
2015	11.631080	11.289084	-2.94%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.597883	12.254113	-2.73%	54,081
2017	10.034332	12.597883	25.55%	25,584
2016	9.829111	10.034332	2.09%	29,857
2015*	10.000000	9.829111	-1.71%	2,674
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.585288	10.238276	-18.65%	11,540
2017	9.019645	12.585288	39.53%	19,118
2016	8.493707	9.019645	6.19%	0
2015*	10.000000	8.493707	-15.06%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	9.958591	9.813644	-1.46%	19,788
2017	9.897827	9.958591	0.61%	8,818
2016	9.969767	9.897827	-0.72%	14,024
2015*	10.000000	9.969767	-0.30%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.093772	9.086240	-0.08%	459,633
2017	9.184080	9.093772	-0.98%	458,382
2016	9.295130	9.184080	-1.19%	86,897
2015	9.408030	9.295130	-1.20%	5,848
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.421276	9.613229	-15.83%	40,368
2017	9.096695	11.421276	25.55%	3,844
2016	9.148899	9.096695	-0.57%	15,483
2015*	10.000000	9.148899	-8.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.718082	9.978025	-14.85%	281,437
2017	9.496694	11.718082	23.39%	252,626
2016	9.523839	9.496694	-0.29%	58,268
2015	9.732883	9.523839	-2.15%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.825510	11.548775	-9.95%	8,709
2017	10.960824	12.825510	17.01%	847
2016	10.134115	10.960824	8.16%	0
2015	10.360609	10.134115	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.674198	10.974032	-6.00%	7,059
2017	10.632160	11.674198	9.80%	4,401
2016	10.122933	10.632160	5.03%	3,818
2015	10.263715	10.122933	-1.37%	3,455
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.270946	11.338472	-7.60%	21,272
2017	10.817639	12.270946	13.43%	398
2016	10.162178	10.817639	6.45%	0
2015	10.340604	10.162178	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.834562	10.510813	-2.99%	122,358
2017	10.376152	10.834562	4.42%	7,427
2016	10.072376	10.376152	3.02%	1,686
2015	10.167793	10.072376	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.685454	10.895025	-6.76%	6,286
2017	10.371750	11.685454	12.67%	5,140
2016	9.930575	10.371750	4.44%	5,477
2015	10.387878	9.930575	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.028106	11.163552	-7.19%	29,199
2017	10.408250	12.028106	15.56%	3,692
2016	9.849693	10.408250	5.67%	0
2015	10.379852	9.849693	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.012162	11.193175	-6.82%	555,526
2017	10.765958	12.012162	11.58%	479,073
2016	10.169928	10.765958	5.86%	328,138
2015	10.328017	10.169928	-1.53%	217,286
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.520549	11.413737	-8.84%	132,539
2017	10.860772	12.520549	15.28%	67,489
2016	10.132914	10.860772	7.18%	51,911
2015	10.331382	10.132914	-1.92%	24,164

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.418796	10.860026	-4.89%	166,029
2017	10.582345	11.418796	7.90%	202,265
2016	10.132674	10.582345	4.44%	190,165
2015	10.258877	10.132674	-1.23%	6,274
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.987087	11.271596	-5.97%	35,745
2017	10.320681	11.987087	16.15%	35,478
2016	9.623157	10.320681	7.25%	13,188
2015*	10.000000	9.623157	-3.77%	8,794
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.536468	12.066299	-3.75%	75,144
2017	10.426179	12.536468	20.24%	34,454
2016	9.589223	10.426179	8.73%	34,504
2015*	10.000000	9.589223	-4.11%	21,663
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.260332	11.608945	-12.45%	233,956
2017	11.591844	13.260332	14.39%	186,977
2016	9.753353	11.591844	18.85%	49,990
2015	10.128501	9.753353	-3.70%	1,324
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.556615	12.806921	-17.68%	0
2017	12.542226	15.556615	24.03%	0
2016	13.015865	12.542226	-3.64%	0
2015	13.260743	13.015865	-1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.588686	8.647449	-18.33%	2,824
2017	8.746016	10.588686	21.07%	355
2016	8.431925	8.746016	3.73%	373
2015	9.016324	8.431925	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.523500	21.506180	-4.52%	8,486
2017	17.551943	22.523500	28.32%	5,226
2016	17.417919	17.551943	0.77%	5,368
2015	17.094490	17.417919	1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	19.898235	17.339728	-12.86%	2,842
2017	17.610133	19.898235	12.99%	1,375
2016	15.359002	17.610133	14.66%	1,227
2015	16.098771	15.359002	-4.60%	362

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	21.925052	20.133851	-8.17%	7,805
2017	17.401280	21.925052	26.00%	2,903
2016	16.606450	17.401280	4.79%	1,341
2015	16.866452	16.606450	-1.54%	1,573
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.267888	19.963073	-14.20%	11,475
2017	20.686875	23.267888	12.48%	11,532
2016	17.804900	20.686875	16.19%	25,296
2015	18.556628	17.804900	-4.05%	314
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.757063	10.660850	-9.32%	16,251
2017	9.546557	11.757063	23.16%	6,015
2016	8.941659	9.546557	6.76%	3,710
2015*	10.000000	8.941659	-10.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.292665	10.064803	-18.12%	27,666
2017	11.440176	12.292665	7.45%	4,342
2016	9.217709	11.440176	24.11%	7,195
2015*	10.000000	9.217709	-7.82%	2,716
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.384601	10.664930	-13.89%	11,625
2017	11.073042	12.384601	11.84%	7,153
2016	9.145442	11.073042	21.08%	6,147
2015*	10.000000	9.145442	-8.55%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.445060	12.260794	-1.48%	1,177
2017	10.475101	12.445060	18.81%	0
2016	9.537763	10.475101	9.83%	0
2015*	10.000000	9.537763	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.267224	11.627531	-5.21%	34,591
2017	11.697236	12.267224	4.87%	8,873
2016	11.046149	11.697236	5.89%	5,245
2015	11.851136	11.046149	-6.79%	2,385
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.393325	12.620631	-5.77%	1,019,574
2017	11.154094	13.393325	20.08%	735,700
2016	10.109877	11.154094	10.33%	332,004
2015	10.115026	10.109877	-0.05%	40,065

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.013302	9.973644	-0.40%	66,573
2017	9.977035	10.013302	0.36%	21,818
2016	9.852388	9.977035	1.27%	19,410
2015	10.006180	9.852388	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.932617	11.327253	-12.41%	175,667
2017	11.463596	12.932617	12.81%	166,658
2016	9.599056	11.463596	19.42%	37,982
2015	10.214298	9.599056	-6.02%	9,368
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.775541	8.975288	-16.71%	15,736
2017	8.887072	10.775541	21.25%	6,243
2016	8.895507	8.887072	-0.09%	4,209
2015*	10.000000	8.895507	-11.04%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.747846	8.977061	-7.91%	412
2017	9.248013	9.747846	5.40%	0
2016	9.420773	9.248013	-1.83%	0
2015	10.043404	9.420773	-6.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.695011	13.428886	-14.44%	61,586
2017	11.652796	15.695011	34.69%	18,644
2016	11.812488	11.652796	-1.35%	13,107
2015	11.532453	11.812488	2.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.441174	9.093133	-20.52%	29,154
2017	9.157904	11.441174	24.93%	12,347
2016	9.527536	9.157904	-3.88%	13,099
2015*	10.000000	9.527536	-4.72%	2,710
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.709613	10.349166	-11.62%	56,285
2017	10.404175	11.709613	12.55%	48,568
2016	8.948766	10.404175	16.26%	62,023
2015*	10.000000	8.948766	-10.51%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.912312	11.127560	-6.59%	3,927
2017	10.633932	11.912312	12.02%	2,234
2016	9.532555	10.633932	11.55%	1,880
2015	10.624507	9.532555	-10.28%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.624621	5.615201	-15.24%	3,706
2017	6.570352	6.624621	0.83%	3,776
2016	5.788984	6.570352	13.50%	10,039
2015	7.882107	5.788984	-26.56%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.505249	10.474648	-0.29%	7,344
2017	10.135276	10.505249	3.65%	547
2016	9.803836	10.135276	3.38%	509
2015	10.103549	9.803836	-2.97%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	13.947459	13.114278	-5.97%	21,491
2017	12.858785	13.947459	8.47%	11,988
2016	11.495604	12.858785	11.86%	2,548
2015	11.917091	11.495604	-3.54%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.386422	10.290482	-0.92%	76,205
2017*	10.000000	10.386422	3.86%	21,109
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.104689	10.184011	0.79%	1,865
2017*	10.000000	10.104689	1.05%	571
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.327637	10.735100	-5.23%	10,791
2017	10.353429	11.327637	9.41%	4,891
2016	10.183174	10.353429	1.67%	1,272
2015	11.103573	10.183174	-8.29%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.136836	10.157441	0.20%	84,002
2017	10.028446	10.136836	1.08%	29,219
2016	9.924675	10.028446	1.05%	7,690
2015*	10.000000	9.924675	-0.75%	909
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.223467	11.017641	-1.83%	73,064
2017	10.837366	11.223467	3.56%	88,699
2016	10.692397	10.837366	1.36%	19,828
2015	10.786061	10.692397	-0.87%	1,821
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.378574	11.191111	-9.59%	52,767
2017	10.548289	12.378574	17.35%	46,349
2016	9.394296	10.548289	12.28%	19,412
2015*	10.000000	9.394296	-6.06%	2,547
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	35.352460	30.691774	-13.18%	1,812

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	14.858664	12.876946	-13.34%	6,736
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.161233	10.124690	-0.36%	133,407
2017	8.078354	10.161233	25.78%	117,646
2016	9.157482	8.078354	-11.78%	106,395
2015*	10.000000	9.157482	-8.43%	48,326
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.113936	10.700825	5.80%	31,110
2017	9.980520	10.113936	1.34%	34,668
2016	9.860565	9.980520	1.22%	30,515
2015	10.071484	9.860565	-2.09%	3,271
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.731126	-22.69%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.806789	8.906420	-17.58%	21,470
2017*	10.000000	10.806789	8.07%	1,247
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.506499	6.722368	-29.29%	90,541
2017	9.815133	9.506499	-3.14%	91,322
2016	6.926854	9.815133	41.70%	48,166
2015*	10.000000	6.926854	-30.73%	16,311

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.658845	-23.41%	953
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.544595	7.633963	-20.02%	18,764
2017	9.751820	9.544595	-2.12%	6,659
2016	7.017142	9.751820	38.97%	4,157
2015	11.453237	7.017142	-38.73%	2,136
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.130649	11.335019	-13.68%	18,139
2017	10.645923	13.130649	23.34%	16,637
2016	9.989375	10.645923	6.57%	7,088
2015	10.256005	9.989375	-2.60%	5,007
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.540299	10.109308	-4.09%	54,974
2017	10.300536	10.540299	2.33%	42,519
2016	9.997208	10.300536	3.03%	17,074
2015	10.385210	9.997208	-3.74%	3,722
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	12.912541	11.607042	-10.11%	331,176
2017	11.209846	12.912541	15.19%	196,401
2016	9.584375	11.209846	16.96%	120,193
2015*	10.000000	9.584375	-4.16%	27,204
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.864646	9.945358	-8.46%	180,979
2017	9.771369	10.864646	11.19%	107,902
2016	9.538695	9.771369	2.44%	84,518
2015	9.840743	9.538695	-3.07%	27,450
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.208505	12.507383	-11.97%	69,227
2017	11.458870	14.208505	24.00%	40,978
2016	11.398757	11.458870	0.53%	17,721
2015	11.551118	11.398757	-1.32%	9,298
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.832804	10.112243	-14.54%	158,353
2017	9.089210	11.832804	30.19%	83,433
2016	8.921618	9.089210	1.88%	11,062
2015*	10.000000	8.921618	-10.78%	2,196
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.245736	10.363511	-15.37%	124,027
2017	9.613029	12.245736	27.39%	63,884
2016	9.271749	9.613029	3.68%	25,631
2015*	10.000000	9.271749	-7.28%	2,203

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.980443	10.523901	-4.16%	172,211
2017	10.389269	10.980443	5.69%	114,205
2016	9.329751	10.389269	11.36%	51,840
2015*	10.000000	9.329751	-6.70%	4,442
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.062657	9.859488	-2.02%	50,744
2017	9.878116	10.062657	1.87%	1,399
2016*	10.000000	9.878116	-1.22%	716
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.805855	11.701149	-8.63%	50,654
2017	11.137431	12.805855	14.98%	27,971
2016*	10.000000	11.137431	11.37%	4,144
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	13.995138	12.765392	-8.79%	51,340
2017	12.469591	13.995138	12.23%	43,644
2016	12.170300	12.469591	2.46%	27,919
2015	12.455283	12.170300	-2.29%	8,890
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.115622	9.209452	-8.96%	32,514
2017*	10.000000	10.115622	1.16%	11,223
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.207291	9.671027	-5.25%	6,006
2017*	10.000000	10.207291	2.07%	4,281
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	13.036098	10.685697	-18.03%	103,527
2017	11.817792	13.036098	10.31%	64,741
2016	9.133717	11.817792	29.39%	30,725
2015*	10.000000	9.133717	-8.66%	12,108
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.528043	11.256946	-16.79%	93,619
2017	11.913823	13.528043	13.55%	57,985
2016	10.477534	11.913823	13.71%	48,777
2015	10.889543	10.477534	-3.78%	4,092
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.519708	10.373282	-1.39%	132,177
2017	10.303204	10.519708	2.10%	112,848
2016	9.581396	10.303204	7.53%	44,469
2015*	10.000000	9.581396	-4.19%	6,664
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.245047	-17.55%	1,238

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.708822	11.042574	-5.69%	195,899
2017	10.216143	11.708822	14.61%	138,788
2016	9.675104	10.216143	5.59%	34,611
2015*	10.000000	9.675104	-3.25%	2,060
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.962761	11.617273	-10.38%	88,823
2017	11.262174	12.962761	15.10%	70,577
2016*	10.000000	11.262174	12.62%	21,528
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.563081	13.327917	-1.73%	274,023
2017	10.192510	13.563081	33.07%	181,750
2016	10.269920	10.192510	-0.75%	67,149
2015*	10.000000	10.269920	2.70%	13,280
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.239073	10.025699	-2.08%	59,702
2017	9.975360	10.239073	2.64%	36,264
2016*	10.000000	9.975360	-0.25%	23,063
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.103024	10.250536	-7.68%	66,547
2017	10.840030	11.103024	2.43%	61,382
2016	10.413294	10.840030	4.10%	37,979
2015*	10.000000	10.413294	4.13%	9,411
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.826793	10.383651	-4.09%	127,663
2017	10.199417	10.826793	6.15%	102,878
2016	9.566395	10.199417	6.62%	64,605
2015	9.883748	9.566395	-3.21%	8,254
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.336567	14.567331	-10.83%	19,509
2017	14.780618	16.336567	10.53%	17,415
2016	13.230861	14.780618	11.71%	6,157
2015	14.293203	13.230861	-7.43%	4,157
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.178155	11.501659	-5.55%	95,164
2017	11.249891	12.178155	8.25%	75,509
2016	9.995896	11.249891	12.55%	21,085
2015	10.896211	9.995896	-8.26%	9,524
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.456257	11.790567	-12.38%	59,101
2017	12.553633	13.456257	7.19%	44,754
2016	11.338036	12.553633	10.72%	14,805
2015	11.922581	11.338036	-4.90%	4,423

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.616369	9.674589	0.61%	210,658
2017	9.558612	9.616369	0.60%	173,675
2016	9.407729	9.558612	1.60%	76,738
2015*	10.000000	9.407729	-5.92%	36,692
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.257133	10.628264	-5.59%	0
2017	10.082958	11.257133	11.65%	0
2016	9.790725	10.082958	2.98%	0
2015	10.532375	9.790725	-7.04%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.747338	9.751520	0.04%	35,778
2017	9.752931	9.747338	-0.06%	27,166
2016	9.786976	9.752931	-0.35%	23,952
2015	9.972225	9.786976	-1.86%	7,111
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.405790	-5.94%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.811466	6.115556	-10.22%	61,607
2017	6.348060	6.811466	7.30%	63,034
2016	7.545582	6.348060	-15.87%	67,760
2015	7.765163	7.545582	-2.83%	19,823
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	16.354942	14.053143	-14.07%	6,904
2017	14.426927	16.354942	13.36%	3,259
2016	14.521295	14.426927	-0.65%	1,414
2015	14.529476	14.521295	-0.06%	1,455
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.397651	8.804145	-6.32%	20,115
2017	9.183628	9.397651	2.33%	17,918
2016	9.349468	9.183628	-1.77%	11,307
2015	9.300660	9.349468	0.52%	4,760
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.755137	10.822867	-7.93%	32,691
2017	10.843423	11.755137	8.41%	26,614
2016	9.851407	10.843423	10.07%	15,494
2015	10.440597	9.851407	-5.64%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.451095	11.291993	-9.31%	192,202
2017	10.660559	12.451095	16.80%	142,104
2016	9.479086	10.660559	12.46%	102,651
2015*	10.000000	9.479086	-5.21%	14,799

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	11.005956	9.210453	-16.31%	18,506
2017	9.085653	11.005956	21.14%	8,154
2016	9.269571	9.085653	-1.98%	3,956
2015*	10.000000	9.269571	-7.30%	1,516
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.191310	12.310761	-6.68%	32,230
2017	11.299763	13.191310	16.74%	35,291
2016	11.749949	11.299763	-3.83%	9,969
2015	12.988838	11.749949	-9.54%	8,378
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	9.007116	5.854717	-35.00%	46,142
2017	10.446268	9.007116	-13.78%	40,936
2016	7.865754	10.446268	32.81%	18,335
2015*	10.000000	7.865754	-21.34%	1,387
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.816848	11.712693	-0.88%	158,952
2017	10.134195	11.816848	16.60%	124,942
2016	9.841784	10.134195	2.97%	52,017
2015*	10.000000	9.841784	-1.58%	1,946
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.417283	13.153779	-1.96%	118,037
2017	10.696222	13.417283	25.44%	82,360
2016	9.666683	10.696222	10.65%	55,514
2015*	10.000000	9.666683	-3.33%	18,621
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.224353	9.960911	-2.58%	94,795
2017	10.022610	10.224353	2.01%	79,686
2016	9.933555	10.022610	0.90%	79,085
2015*	10.000000	9.933555	-0.66%	25,613
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.142147	16.075954	-0.41%	169,824
2017	11.285367	16.142147	43.04%	100,439
2016	10.042545	11.285367	12.38%	45,397
2015*	10.000000	10.042545	0.43%	10,002
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.426420	10.565363	-7.54%	6,656
2017	9.907410	11.426420	15.33%	0
2016	9.484060	9.907410	4.46%	0
2015*	10.000000	9.484060	-5.16%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.159748	10.472494	-6.16%	7,913
2017	10.121381	11.159748	10.26%	7,599
2016	9.655528	10.121381	4.82%	3,445
2015*	10.000000	9.655528	-3.44%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.995094	8.837660	-19.62%	118,536
2017	8.714530	10.995094	26.17%	76,151
2016	7.309965	8.714530	19.21%	48,258
2015	9.264351	7.309965	-21.10%	23,664
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.553899	9.523616	-9.76%	58,488
2017	9.218718	10.553899	14.48%	42,358
2016	9.253139	9.218718	-0.37%	34,795
2015*	10.000000	9.253139	-7.47%	15,252
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	11.942399	12.164394	1.86%	64,165
2017	9.764406	11.942399	22.31%	34,421
2016	9.373442	9.764406	4.17%	29,043
2015*	10.000000	9.373442	-6.27%	11,328
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.000662	10.404809	-5.42%	28,178
2017	10.278948	11.000662	7.02%	23,783
2016	9.027551	10.278948	13.86%	14,511
2015	9.738397	9.027551	-7.30%	8,586
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.165934	10.148479	-0.17%	84,558
2017	10.078847	10.165934	0.86%	81,446
2016	9.868867	10.078847	2.13%	39,210
2015*	10.000000	9.868867	-1.31%	502
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.441764	10.199486	-2.32%	58,521
2017	10.185377	10.441764	2.52%	42,276
2016	9.897252	10.185377	2.91%	34,029
2015*	10.000000	9.897252	-1.03%	5,537
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.042237	11.577093	-3.86%	34,273
2017	10.931856	12.042237	10.16%	18,366
2016*	10.000000	10.931856	9.32%	4,044
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.437165	10.384229	-0.51%	58,624
2017	9.235654	10.437165	13.01%	52,403
2016	8.411830	9.235654	9.79%	28,824
2015*	10.000000	8.411830	-15.88%	8,803

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.152431	11.035268	-9.19%	51,974
2017	10.219974	12.152431	18.91%	52,616
2016	9.571690	10.219974	6.77%	46,754
2015*	10.000000	9.571690	-4.28%	21,247
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.369676	11.621692	-6.05%	9,236
2017	11.332547	12.369676	9.15%	5,147
2016	10.833418	11.332547	4.61%	3,440
2015	11.256491	10.833418	-3.76%	314
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.523459	11.157844	-10.90%	208,061
2017	10.004714	12.523459	25.18%	179,956
2016	9.761165	10.004714	2.50%	125,258
2015*	10.000000	9.761165	-2.39%	18,882
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	11.920868	10.398580	-12.77%	94,670
2017	10.649543	11.920868	11.94%	65,403
2016	9.320300	10.649543	14.26%	26,397
2015*	10.000000	9.320300	-6.80%	9,078
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.639401	11.595432	-8.26%	88,247
2017	11.685336	12.639401	8.16%	64,611
2016	10.706056	11.685336	9.15%	33,496
2015	10.976065	10.706056	-2.46%	17,991
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.368932	10.335121	-9.09%	83,310
2017	10.234426	11.368932	11.09%	88,345
2016	9.018969	10.234426	13.48%	25,699
2015	10.611181	9.018969	-15.01%	8,742
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	12.986632	11.765833	-9.40%	119,981
2017	11.993003	12.986632	8.29%	96,590
2016	11.782604	11.993003	1.79%	67,515
2015	12.109521	11.782604	-2.70%	25,912
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.612773	11.620302	-7.87%	2,756
2017	11.019199	12.612773	14.46%	2,756
2016	10.582558	11.019199	4.13%	0
2015	11.470976	10.582558	-7.74%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.131477	10.839003	-10.65%	67,130
2017	11.334427	12.131477	7.03%	69,771
2016	9.552505	11.334427	18.65%	34,550
2015*	10.000000	9.552505	-4.47%	11,779
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.461635	15.437523	-6.22%	324,141
2017	14.403147	16.461635	14.29%	215,623
2016	13.387501	14.403147	7.59%	120,258
2015	13.431656	13.387501	-0.33%	17,847
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.315529	10.071419	-2.37%	81,925
2017	10.125818	10.315529	1.87%	68,883
2016	9.993942	10.125818	1.32%	45,264
2015*	10.000000	9.993942	-0.06%	10,776
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.396599	11.081738	-10.61%	176,131
2017	9.589744	12.396599	29.27%	139,378
2016	9.697551	9.589744	-1.11%	66,795
2015*	10.000000	9.697551	-3.02%	23,177
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.410857	13.148662	-1.96%	282,424
2017	10.631673	13.410857	26.14%	210,606
2016	9.876167	10.631673	7.65%	74,080
2015*	10.000000	9.876167	-1.24%	17,210
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.762415	12.320361	-3.46%	453,752
2017	10.604727	12.762415	20.35%	253,963
2016	9.671687	10.604727	9.65%	80,007
2015*	10.000000	9.671687	-3.28%	6,731
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.595567	10.211855	-3.62%	80,690
2017	10.095545	10.595567	4.95%	63,363
2016	9.414136	10.095545	7.24%	31,685
2015	9.822020	9.414136	-4.15%	15,957
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.353347	11.282337	-8.67%	73,083
2017	10.634536	12.353347	16.16%	31,955
2016	9.163811	10.634536	16.05%	13,679
2015*	10.000000	9.163811	-8.36%	2,728

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.024698	9.958885	-9.67%	18,601
2017	9.430999	11.024698	16.90%	11,739
2016	9.278864	9.430999	1.64%	11,784
2015*	10.000000	9.278864	-7.21%	8,117
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.094700	0.95%	21,765
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.235981	10.756548	-4.27%	49,110
2017	10.663071	11.235981	5.37%	42,692
2016	9.463452	10.663071	12.68%	17,865
2015	9.844790	9.463452	-3.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.558649	12.711335	-6.25%	25,733
2017	11.010506	13.558649	23.14%	14,101
2016*	10.000000	11.010506	10.11%	5,291
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.320488	11.445062	-7.11%	7,571
2017	10.545735	12.320488	16.83%	6,027
2016	9.703351	10.545735	8.68%	6,327
2015*	10.000000	9.703351	-2.97%	4,501
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.233758	10.063209	-1.67%	325,180
2017	10.054393	10.233758	1.78%	220,830
2016	9.961155	10.054393	0.94%	116,684
2015	10.078068	9.961155	-1.16%	7,921
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.396221	16.204808	-11.91%	13,444
2017	15.557615	18.396221	18.25%	9,270
2016	14.545436	15.557615	6.96%	124
2015	15.000094	14.545436	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.728843	13.630184	-7.46%	12,242
2017	13.317358	14.728843	10.60%	6,362
2016	12.715589	13.317358	4.73%	5,508
2015	13.021013	12.715589	-2.35%	2,915
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.507889	14.962683	-9.36%	33,103
2017	14.442041	16.507889	14.30%	10,778
2016	13.633536	14.442041	5.93%	4,974
2015	13.999116	13.633536	-2.61%	2,864

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.256273	11.780960	-3.88%	31,136
2017	11.674918	12.256273	4.98%	38,863
2016	11.306706	11.674918	3.26%	2,553
2015	11.540318	11.306706	-2.02%	4,357
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.568986	10.617102	-8.23%	0
2017	10.212910	11.568986	13.28%	0
2016	9.802379	10.212910	4.19%	0
2015	10.377084	9.802379	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.812355	10.833367	-8.29%	23,264
2017	10.159947	11.812355	16.26%	0
2016	9.691344	10.159947	4.84%	0
2015	10.322382	9.691344	-6.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.627342	14.330106	-8.30%	55,390
2017	13.892008	15.627342	12.49%	42,582
2016	13.185860	13.892008	5.36%	11,270
2015	13.503459	13.185860	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.269895	15.424372	-10.69%	3,946
2017	14.819015	17.269895	16.54%	2,531
2016	13.954351	14.819015	6.20%	1,558
2015	14.354570	13.954351	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.908162	13.072538	-6.01%	2,459
2017	12.823197	13.908162	8.46%	2,751
2016	12.256511	12.823197	4.62%	3,023
2015	12.551643	12.256511	-2.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.499183	10.290669	-1.99%	39,555
2017	10.210347	10.499183	2.83%	27,846
2016	9.851371	10.210347	3.64%	25,666
2015*	10.000000	9.851371	-1.49%	4,886
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.137126	10.831793	-2.74%	17,182
2017	10.873805	11.137126	2.42%	20,064
2016	10.660990	10.873805	2.00%	11,889
2015	10.857570	10.660990	-1.81%	974

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.701455	13.031403	-11.36%	20,175
2017	12.634831	14.701455	16.36%	5,795
2016	11.492135	12.634831	9.94%	2,488
2015	12.023307	11.492135	-4.42%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.576634	12.351557	-9.02%	19,971
2017	12.083552	13.576634	12.36%	2,912
2016	11.255285	12.083552	7.36%	3,067
2015	11.608009	11.255285	-3.04%	3,067
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.566516	12.211154	-2.83%	76,746
2017	10.019441	12.566516	25.42%	61,007
2016	9.824450	10.019441	1.98%	32,284
2015*	10.000000	9.824450	-1.76%	6,463
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.553965	10.202382	-18.73%	28,788
2017	9.006268	12.553965	39.39%	5,909
2016	8.489666	9.006268	6.09%	2,489
2015*	10.000000	8.489666	-15.10%	545
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	9.933791	9.779236	-1.56%	42,653
2017	9.883156	9.933791	0.51%	53,485
2016	9.965041	9.883156	-0.82%	36,539
2015*	10.000000	9.965041	-0.35%	5,766
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.019954	9.003303	-0.18%	425,419
2017	9.118737	9.019954	-1.08%	262,777
2016	9.238323	9.118737	-1.29%	95,284
2015	9.359994	9.238323	-1.30%	18,409
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.392814	9.579507	-15.92%	30,747
2017	9.083191	11.392814	25.43%	27,646
2016	9.144556	9.083191	-0.67%	1,336
2015*	10.000000	9.144556	-8.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.680940	9.936261	-14.94%	352,406
2017	9.476146	11.680940	23.27%	179,954
2016	9.512833	9.476146	-0.39%	59,649
2015	9.731500	9.512833	-2.25%	16,521

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.777833	11.494142	-10.05%	12,440
2017	10.931103	12.777833	16.89%	4,403
2016	10.116841	10.931103	8.05%	1,357
2015	10.353432	10.116841	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.630760	10.922079	-6.09%	56,660
2017	10.603302	11.630760	9.69%	48,083
2016	10.105663	10.603302	4.92%	25,279
2015	10.256589	10.105663	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.225302	11.284783	-7.69%	459,591
2017	10.788280	12.225302	13.32%	15,102
2016	10.144850	10.788280	6.34%	4,183
2015	10.333432	10.144850	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.794277	10.461086	-3.09%	23,731
2017	10.348013	10.794277	4.31%	19,273
2016	10.055211	10.348013	2.91%	18,950
2015	10.160740	10.055211	-1.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.636679	10.838506	-6.86%	26,232
2017	10.338878	11.636679	12.55%	3,242
2016	9.909099	10.338878	4.34%	2,924
2015	10.375923	9.909099	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.977883	11.105626	-7.28%	5,855
2017	10.375256	11.977883	15.45%	4,032
2016	9.828393	10.375256	5.56%	567
2015	10.367902	9.828393	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	11.967483	11.140181	-6.91%	393,572
2017	10.736754	11.967483	11.46%	571,811
2016	10.152590	10.736754	5.75%	125,322
2015	10.320853	10.152590	-1.63%	66,278
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.474012	11.359729	-8.93%	252,698
2017	10.831326	12.474012	15.17%	178,056
2016	10.115641	10.831326	7.08%	86,980
2015	10.324221	10.115641	-2.02%	59,318

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.376336	10.808637	-4.99%	89,839
2017	10.553639	11.376336	7.80%	88,233
2016	10.115388	10.553639	4.33%	65,345
2015	10.251759	10.115388	-1.33%	4,564
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.957234	11.232077	-6.06%	34,619
2017	10.305377	11.957234	16.03%	13,072
2016	9.618593	10.305377	7.14%	3,632
2015*	10.000000	9.618593	-3.81%	2,803
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.505239	12.023985	-3.85%	25,762
2017	10.410714	12.505239	20.12%	39,274
2016	9.584676	10.410714	8.62%	14,260
2015*	10.000000	9.584676	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.218336	11.560398	-12.54%	504,219
2017	11.566793	13.218336	14.28%	311,170
2016	9.742112	11.566793	18.73%	152,792
2015	10.127068	9.742112	-3.80%	30,478
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.436437	12.695031	-17.76%	11,193
2017	12.457902	15.436437	23.91%	2,530
2016	12.941422	12.457902	-3.74%	0
2015	13.198274	12.941422	-1.95%	983
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.549332	8.606536	-18.42%	7,905
2017	8.722305	10.549332	20.95%	7,023
2016	8.417554	8.722305	3.62%	1,552
2015	9.010075	8.417554	-6.58%	1,756
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.349595	21.318407	-4.61%	7,646
2017	17.433999	22.349595	28.20%	4,207
2016	17.318346	17.433999	0.67%	2,265
2015	17.013978	17.318346	1.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	19.744521	17.188250	-12.95%	16,257
2017	17.491739	19.744521	12.88%	14,597
2016	15.271161	17.491739	14.54%	2,055
2015	16.022938	15.271161	-4.69%	1,076

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	21.755719	19.958000	-8.26%	22,390
2017	17.284322	21.755719	25.87%	21,209
2016	16.511497	17.284322	4.68%	2,993
2015	16.787005	16.511497	-1.64%	3,152
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.088223	19.788756	-14.29%	35,003
2017	20.547867	23.088223	12.36%	32,877
2016	17.703119	20.547867	16.07%	10,970
2015	18.469249	17.703119	-4.15%	3,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.727779	10.623460	-9.42%	40,228
2017	9.532396	11.727779	23.03%	23,740
2016	8.937412	9.532396	6.66%	8,064
2015*	10.000000	8.937412	-10.63%	6,355
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.262047	10.029512	-18.21%	45,056
2017	11.423206	12.262047	7.34%	42,412
2016	9.213334	11.423206	23.99%	9,253
2015*	10.000000	9.213334	-7.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.353734	10.627512	-13.97%	24,122
2017	11.056596	12.353734	11.73%	18,609
2016	9.141093	11.056596	20.95%	8,433
2015*	10.000000	9.141093	-8.59%	3,282
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.414057	12.217803	-1.58%	4,115
2017	10.459561	12.414057	18.69%	4,385
2016	9.533233	10.459561	9.72%	19,288
2015*	10.000000	9.533233	-4.67%	2,677
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.209458	11.560990	-5.31%	31,745
2017	11.653900	12.209458	4.77%	24,045
2016	11.016339	11.653900	5.79%	3,518
2015	11.831126	11.016339	-6.89%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.350904	12.567841	-5.87%	1,770,792
2017	11.129987	13.350904	19.95%	1,094,672
2016	10.098224	11.129987	10.22%	527,068
2015	10.113596	10.098224	-0.15%	127,980

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.945967	9.896489	-0.50%	89,303
2017	9.919956	9.945967	0.26%	69,651
2016	9.805934	9.919956	1.16%	36,411
2015	9.969091	9.805934	-1.64%	24,016
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.891639	11.279864	-12.50%	304,031
2017	11.438812	12.891639	12.70%	181,799
2016	9.587979	11.438812	19.30%	94,805
2015	10.212853	9.587979	-6.12%	19,644
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.748693	8.943800	-16.79%	30,561
2017	8.873882	10.748693	21.13%	30,996
2016	8.891284	8.873882	-0.20%	16,330
2015*	10.000000	8.891284	-11.09%	14,363
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.716959	8.939502	-8.00%	24,248
2017	9.228024	9.716959	5.30%	20,430
2016	9.409915	9.228024	-1.93%	5,227
2015	10.041986	9.409915	-6.29%	969
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.621103	13.352025	-14.53%	42,941
2017	11.609629	15.621103	34.55%	23,948
2016	11.780632	11.609629	-1.45%	6,419
2015	11.513000	11.780632	2.32%	1,893
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.412658	9.061216	-20.60%	77,466
2017	9.144308	11.412658	24.81%	52,987
2016	9.523017	9.144308	-3.98%	38,701
2015*	10.000000	9.523017	-4.77%	13,412
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.680448	10.312875	-11.71%	112,470
2017	10.388739	11.680448	12.43%	96,115
2016	8.944516	10.388739	16.15%	55,305
2015*	10.000000	8.944516	-10.55%	16,745
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.832271	11.041543	-6.68%	11,550
2017	10.573146	11.832271	11.91%	5,166
2016	9.487639	10.573146	11.44%	493
2015	10.585173	9.487639	-10.37%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.573432	5.566147	-15.32%	19,200
2017	6.526164	6.573432	0.72%	12,789
2016	5.755869	6.526164	13.38%	6,147
2015	7.844966	5.755869	-26.63%	2,356
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.461387	10.420296	-0.39%	9,215
2017	10.103160	10.461387	3.55%	8,548
2016	9.782649	10.103160	3.28%	5,866
2015	10.091923	9.782649	-3.06%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	13.839724	12.999732	-6.07%	12,341
2017	12.772344	13.839724	8.36%	6,284
2016	11.429866	12.772344	11.75%	2,334
2015	11.860952	11.429866	-3.63%	1,866
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.379448	10.273111	-1.02%	52,313
2017*	10.000000	10.379448	3.79%	27,488
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.097902	10.166807	0.68%	7,114
2017*	10.000000	10.097902	0.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.240032	10.641236	-5.33%	13,384
2017	10.283739	11.240032	9.30%	11,970
2016	10.124850	10.283739	1.57%	3,937
2015	11.051177	10.124850	-8.38%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.111606	10.121855	0.10%	116,765
2017	10.013583	10.111606	0.98%	84,780
2016	9.919977	10.013583	0.94%	20,056
2015*	10.000000	9.919977	-0.80%	7,925
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.148048	10.932460	-1.93%	152,515
2017	10.775420	11.148048	3.46%	112,241
2016	10.642012	10.775420	1.25%	95,108
2015	10.746116	10.642012	-0.97%	16,375
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.347757	11.151874	-9.69%	136,983
2017	10.532648	12.347757	17.23%	108,227
2016	9.389843	10.532648	12.17%	61,912
2015*	10.000000	9.389843	-6.10%	12,102
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	34.775975	30.160536	-13.27%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	14.616213	12.653928	-13.43%	2,103
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.135911	10.089172	-0.46%	285,017
2017	8.066365	10.135911	25.66%	206,894
2016	9.153138	8.066365	-11.87%	125,650
2015*	10.000000	9.153138	-8.47%	36,230
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.071692	10.645290	5.70%	21,940
2017	9.948871	10.071692	1.23%	19,327
2016	9.839243	9.948871	1.11%	11,518
2015	10.059893	9.839243	-2.19%	3,965
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.725882	-22.74%	2,995
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.799541	8.891374	-17.67%	2,324
2017*	10.000000	10.799541	8.00%	1,927
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.482791	6.698769	-29.36%	104,820
2017	9.800551	9.482791	-3.24%	78,487
2016	6.923553	9.800551	41.55%	50,131
2015*	10.000000	6.923553	-30.76%	23,720

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.656240	-23.44%	2,980
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.524635	7.614114	-20.06%	4,620
2017	9.736343	9.524635	-2.17%	4,585
2016	7.009542	9.736343	38.90%	2,811
2015	11.446637	7.009542	-38.76%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.109815	11.311265	-13.72%	2,983
2017	10.634390	13.109815	23.28%	3,602
2016	9.983601	10.634390	6.52%	3,178
2015	10.255280	9.983601	-2.65%	3,926
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.504785	10.070120	-4.14%	33,721
2017	10.271020	10.504785	2.28%	26,714
2016	9.973602	10.271020	2.98%	16,198
2015	10.365942	9.973602	-3.78%	4,695
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	12.896452	11.586671	-10.16%	141,847
2017	11.201532	12.896452	15.13%	78,055
2016	9.582104	11.201532	16.90%	72,952
2015*	10.000000	9.582104	-4.18%	498
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.847402	9.924516	-8.51%	81,874
2017	9.760789	10.847402	11.13%	72,118
2016	9.533189	9.760789	2.39%	61,651
2015	9.840049	9.533189	-3.12%	11,471
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.175000	12.471528	-12.02%	12,768
2017	11.437619	14.175000	23.93%	8,336
2016	11.383359	11.437619	0.48%	7,974
2015	11.541366	11.383359	-1.37%	5,904
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.818039	10.094471	-14.58%	33,272
2017	9.082457	11.818039	30.12%	19,646
2016	8.919499	9.082457	1.83%	4,211
2015*	10.000000	8.919499	-10.81%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.230473	10.345313	-15.41%	54,747
2017	9.605892	12.230473	27.32%	19,021
2016	9.269543	9.605892	3.63%	6,812
2015*	10.000000	9.269543	-7.30%	3,136

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.966555	10.505225	-4.21%	149,174
2017	10.381371	10.966555	5.64%	76,336
2016	9.327382	10.381371	11.30%	20,938
2015*	10.000000	9.327382	-6.73%	10,972
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.054196	9.846179	-2.07%	21,385
2017	9.874806	10.054196	1.82%	8,760
2016*	10.000000	9.874806	-1.25%	1,151
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.795115	11.685385	-8.67%	26,270
2017	11.133703	12.795115	14.92%	24,055
2016*	10.000000	11.133703	11.34%	19,739
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	13.940937	12.709473	-8.83%	102,361
2017	12.427577	13.940937	12.18%	94,366
2016	12.135418	12.427577	2.41%	40,323
2015	12.425875	12.135418	-2.34%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.112224	9.201668	-9.00%	43,872
2017*	10.000000	10.112224	1.12%	21,271
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.203867	9.662869	-5.30%	1,944
2017*	10.000000	10.203867	2.04%	4,185
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	13.019851	10.666935	-18.07%	38,774
2017	11.809018	13.019851	10.25%	28,382
2016	9.131549	11.809018	29.32%	17,076
2015*	10.000000	9.131549	-8.68%	210
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.502950	11.230341	-16.83%	38,628
2017	11.897741	13.502950	13.49%	22,243
2016	10.468677	11.897741	13.65%	21,438
2015	10.885861	10.468677	-3.83%	15,809
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.505512	10.354017	-1.44%	104,299
2017	10.294494	10.505512	2.05%	54,829
2016	9.578137	10.294494	7.48%	15,246
2015*	10.000000	9.578137	-4.22%	6,045
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.242252	-17.58%	4,114

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.694230	11.023190	-5.74%	144,288
2017	10.208559	11.694230	14.55%	102,241
2016	9.672806	10.208559	5.54%	23,896
2015*	10.000000	9.672806	-3.27%	83
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.951879	11.601602	-10.43%	30,427
2017	11.258405	12.951879	15.04%	30,580
2016*	10.000000	11.258405	12.58%	14,704
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.544811	13.303181	-1.78%	127,009
2017	10.183920	13.544811	33.00%	77,516
2016	10.266438	10.183920	-0.80%	12,088
2015*	10.000000	10.266438	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.230474	10.012180	-2.13%	77,308
2017	9.972021	10.230474	2.59%	69,124
2016*	10.000000	9.972021	-0.28%	11,126
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.089174	10.232539	-7.72%	74,168
2017	10.831973	11.089174	2.37%	33,180
2016	10.410819	10.831973	4.05%	9,547
2015*	10.000000	10.410819	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.809614	10.361902	-4.14%	49,684
2017	10.188378	10.809614	6.10%	38,688
2016	9.560871	10.188378	6.56%	14,468
2015	9.883047	9.560871	-3.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.273284	14.503506	-10.88%	9,993
2017	14.730793	16.273284	10.47%	8,370
2016	13.192926	14.730793	11.66%	8,723
2015	14.259458	13.192926	-7.48%	783
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.149407	11.468665	-5.60%	35,735
2017	11.229006	12.149407	8.20%	29,207
2016	9.982373	11.229006	12.49%	18,035
2015	10.886999	9.982373	-8.31%	3,894
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.424536	11.756767	-12.42%	13,110
2017	12.530370	13.424536	7.14%	6,914
2016	11.322737	12.530370	10.67%	4,861
2015	11.912527	11.322737	-4.95%	4,282

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.603419	9.656639	0.55%	265,085
2017	9.550559	9.603419	0.55%	192,451
2016	9.404543	9.550559	1.55%	97,659
2015*	10.000000	9.404543	-5.95%	16,971
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.233606	10.600653	-5.63%	0
2017	10.066957	11.233606	11.59%	3,231
2016	9.780130	10.066957	2.93%	3,231
2015	10.526309	9.780130	-7.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.731851	9.731062	-0.01%	58,402
2017	9.742346	9.731851	-0.11%	23,019
2016	9.781315	9.742346	-0.40%	4,521
2015	9.971520	9.781315	-1.91%	1,225
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.402612	-5.97%	1,115
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.780292	6.084463	-10.26%	55,159
2017	6.322206	6.780292	7.25%	58,723
2016	7.518647	6.322206	-15.91%	53,641
2015	7.741365	7.518647	-2.88%	9,479
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	16.225642	13.934933	-14.12%	112
2017	14.320101	16.225642	13.31%	112
2016	14.421061	14.320101	-0.70%	112
2015	14.436493	14.421061	-0.11%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.340280	8.745952	-6.36%	588
2017	9.132173	9.340280	2.28%	598
2016	9.301790	9.132173	-1.82%	573
2015	9.257923	9.301790	0.47%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.730568	10.794743	-7.98%	31,271
2017	10.826222	11.730568	8.35%	16,932
2016	9.840743	10.826222	10.01%	28,086
2015	10.434574	9.840743	-5.69%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.435571	11.272161	-9.36%	77,203
2017	10.652643	12.435571	16.74%	75,735
2016	9.476837	10.652643	12.41%	46,612
2015*	10.000000	9.476837	-5.23%	14,182

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	10.992225	9.194271	-16.36%	5,320
2017	9.078899	10.992225	21.07%	2,236
2016	9.267368	9.078899	-2.03%	0
2015*	10.000000	9.267368	-7.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.140224	12.256838	-6.72%	8,889
2017	11.261676	13.140224	16.68%	8,618
2016	11.716264	11.261676	-3.88%	8,052
2015	12.958176	11.716264	-9.58%	901
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	8.995872	5.844414	-35.03%	6,046
2017	10.438502	8.995872	-13.82%	4,369
2016	7.863882	10.438502	32.74%	2,307
2015*	10.000000	7.863882	-21.36%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.802102	11.692124	-0.93%	117,111
2017	10.126663	11.802102	16.54%	37,060
2016	9.839444	10.126663	2.92%	31,553
2015*	10.000000	9.839444	-1.61%	444
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.400545	13.130671	-2.01%	46,753
2017	10.688272	13.400545	25.38%	22,847
2016	9.664379	10.688272	10.59%	8,887
2015*	10.000000	9.664379	-3.36%	4,086
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.211600	9.943418	-2.63%	18,126
2017	10.015160	10.211600	1.96%	48,170
2016	9.931190	10.015160	0.85%	21,198
2015*	10.000000	9.931190	-0.69%	4,576
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.122020	16.047729	-0.46%	42,016
2017	11.276982	16.122020	42.96%	12,728
2016	10.040155	11.276982	12.32%	6,489
2015*	10.000000	10.040155	0.40%	248
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.412171	10.546812	-7.58%	27,527
2017	9.900056	11.412171	15.27%	13,038
2016	9.481799	9.900056	4.41%	9,298
2015*	10.000000	9.481799	-5.18%	7,022

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.145845	10.454117	-6.21%	35,641
2017	10.113872	11.145845	10.20%	27,339
2016	9.653241	10.113872	4.77%	22,314
2015*	10.000000	9.653241	-3.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.969114	8.812281	-19.66%	61,730
2017	8.698337	10.969114	26.11%	40,729
2016	7.300082	8.698337	19.15%	31,708
2015	9.256522	7.300082	-21.14%	4,346
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.540734	9.506891	-9.81%	4,730
2017	9.211867	10.540734	14.43%	4,792
2016	9.250941	9.211867	-0.42%	5,553
2015*	10.000000	9.250941	-7.49%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	11.927500	12.143028	1.81%	35,162
2017	9.757151	11.927500	22.24%	18,815
2016	9.371213	9.757151	4.12%	11,753
2015*	10.000000	9.371213	-6.29%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	10.974658	10.374928	-5.46%	41,120
2017	10.259841	10.974658	6.97%	32,163
2016	9.015332	10.259841	13.80%	21,998
2015	9.730170	9.015332	-7.35%	7,514
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.153247	10.130651	-0.22%	183,858
2017	10.071365	10.153247	0.81%	146,107
2016	9.866520	10.071365	2.08%	137,126
2015*	10.000000	9.866520	-1.33%	15,010
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.428741	10.181581	-2.37%	28,055
2017	10.177809	10.428741	2.47%	20,002
2016	9.894903	10.177809	2.86%	20,334
2015*	10.000000	9.894903	-1.05%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.032139	11.561494	-3.91%	19,225
2017	10.928201	12.032139	10.10%	7,729
2016*	10.000000	10.928201	9.28%	355
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.424131	10.365977	-0.56%	9,860
2017	9.228791	10.424131	12.95%	10,538
2016	8.409833	9.228791	9.74%	9,805
2015*	10.000000	8.409833	-15.90%	4,154

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.137302	11.015916	-9.24%	23,991
2017	10.212399	12.137302	18.85%	5,300
2016	9.569425	10.212399	6.72%	5,231
2015*	10.000000	9.569425	-4.31%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.328010	11.576653	-6.09%	2,839
2017	11.300076	12.328010	9.10%	245
2016	10.807831	11.300076	4.55%	221
2015	11.235582	10.807831	-3.81%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.507852	11.138248	-10.95%	113,881
2017	9.997285	12.507852	25.11%	76,366
2016	9.758852	9.997285	2.44%	28,500
2015*	10.000000	9.758852	-2.41%	3,203
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	11.906002	10.380322	-12.81%	43,774
2017	10.641640	11.906002	11.88%	19,436
2016	9.318086	10.641640	14.20%	12,319
2015*	10.000000	9.318086	-6.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.596866	11.550514	-8.31%	80,543
2017	11.651891	12.596866	8.11%	59,327
2016	10.680794	11.651891	9.09%	31,929
2015	10.955720	10.680794	-2.51%	6,697
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.347856	10.310709	-9.14%	28,869
2017	10.220605	11.347856	11.03%	17,299
2016	9.011340	10.220605	13.42%	18,879
2015	10.607590	9.011340	-15.05%	1,287
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	12.942866	11.720202	-9.45%	114,702
2017	11.958627	12.942866	8.23%	95,772
2016	11.754760	11.958627	1.73%	63,004
2015	12.087033	11.754760	-2.75%	10,784
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.570294	11.575269	-7.92%	0
2017	10.987635	12.570294	14.40%	0
2016	10.557589	10.987635	4.07%	0
2015	11.449705	10.557589	-7.79%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.116331	10.819954	-10.70%	15,928
2017	11.325998	12.116331	6.98%	20,573
2016	9.550231	11.325998	18.59%	19,511
2015*	10.000000	9.550231	-4.50%	5,276
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.406214	15.377702	-6.27%	204,288
2017	14.361903	16.406214	14.23%	153,734
2016	13.355912	14.361903	7.53%	85,525
2015	13.406742	13.355912	-0.38%	25,623
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.302642	10.053722	-2.42%	60,148
2017	10.118286	10.302642	1.82%	66,560
2016	9.991561	10.118286	1.27%	29,232
2015*	10.000000	9.991561	-0.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.381149	11.062283	-10.65%	162,044
2017	9.582630	12.381149	29.20%	105,329
2016	9.695250	9.582630	-1.16%	56,398
2015*	10.000000	9.695250	-3.05%	11,218
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.394129	13.125570	-2.01%	164,080
2017	10.623772	13.394129	26.08%	127,792
2016	9.873815	10.623772	7.60%	46,076
2015*	10.000000	9.873815	-1.26%	1,759
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.746494	12.298724	-3.51%	133,481
2017	10.596842	12.746494	20.29%	120,021
2016	9.669386	10.596842	9.59%	27,518
2015*	10.000000	9.669386	-3.31%	7,647
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.570570	10.182583	-3.67%	536,713
2017	10.076820	10.570570	4.90%	53,672
2016	9.401421	10.076820	7.18%	19,279
2015	9.813725	9.401421	-4.20%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.337937	11.262521	-8.72%	42,675
2017	10.626630	12.337937	16.10%	11,207
2016	9.161633	10.626630	15.99%	3,719
2015*	10.000000	9.161633	-8.38%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.010968	9.941408	-9.71%	11,738
2017	9.424010	11.010968	16.84%	579
2016	9.276671	9.424010	1.59%	10,609
2015*	10.000000	9.276671	-7.23%	9,730
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.091279	0.91%	2,182
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.215055	10.731047	-4.32%	18,088
2017	10.648584	11.215055	5.32%	13,040
2016	9.455373	10.648584	12.62%	2,126
2015	9.841374	9.455373	-3.92%	630
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.547260	12.694182	-6.30%	19,404
2017	11.006819	13.547260	23.08%	20,007
2016*	10.000000	11.006819	10.07%	10,092
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.305126	11.424976	-7.15%	8,024
2017	10.537903	12.305126	16.77%	2,717
2016	9.701045	10.537903	8.63%	2,895
2015*	10.000000	9.701045	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.217521	10.042113	-1.72%	208,726
2017	10.043519	10.217521	1.73%	108,502
2016	9.955408	10.043519	0.89%	73,662
2015	10.077356	9.955408	-1.21%	19,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.324984	16.133822	-11.96%	0
2017	15.505192	18.324984	18.19%	0
2016	14.503757	15.505192	6.90%	0
2015	14.964704	14.503757	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.671838	13.570513	-7.51%	72,619
2017	13.272520	14.671838	10.54%	44,822
2016	12.679183	13.272520	4.68%	37,990
2015	12.990313	12.679183	-2.40%	835
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.443969	14.897154	-9.41%	10,572
2017	14.393392	16.443969	14.25%	7,806
2016	13.594478	14.393392	5.88%	1,863
2015	13.966085	13.594478	-2.66%	780

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.208826	11.729376	-3.93%	26,770
2017	11.635597	12.208826	4.93%	8,095
2016	11.274317	11.635597	3.20%	4,455
2015	11.513093	11.274317	-2.07%	71
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.544821	10.589527	-8.27%	2,139
2017	10.196723	11.544821	13.22%	2,917
2016	9.791784	10.196723	4.14%	3,560
2015	10.371109	9.791784	-5.59%	4,029
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.787649	10.805188	-8.33%	3,289
2017	10.143811	11.787649	16.21%	1,368
2016	9.680843	10.143811	4.78%	207
2015	10.316430	9.680843	-6.16%	209
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.566799	14.267310	-8.35%	17,941
2017	13.845176	15.566799	12.43%	11,806
2016	13.148061	13.845176	5.30%	522
2015	13.471578	13.148061	-2.40%	173
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.203010	15.356795	-10.73%	1,283
2017	14.769083	17.203010	16.48%	1,267
2016	13.914357	14.769083	6.14%	769
2015	14.320688	13.914357	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.854317	13.015301	-6.06%	22,360
2017	12.780005	13.854317	8.41%	15,049
2016	12.221407	12.780005	4.57%	14,095
2015	12.522038	12.221407	-2.40%	717
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.486082	10.272597	-2.04%	32,234
2017	10.202760	10.486082	2.78%	9,778
2016	9.849030	10.202760	3.59%	4,555
2015*	10.000000	9.849030	-1.51%	556
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.099610	10.789810	-2.79%	2,825
2017	10.842665	11.099610	2.37%	2,682
2016	10.635835	10.842665	1.94%	1,446
2015	10.837430	10.635835	-1.86%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.664579	12.992097	-11.40%	29,563
2017	12.609503	14.664579	16.30%	25,779
2016	11.474898	12.609503	9.89%	0
2015	12.011364	11.474898	-4.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.542573	12.314309	-9.07%	0
2017	12.059324	13.542573	12.30%	0
2016	11.238393	12.059324	7.30%	0
2015	11.596463	11.238393	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.550838	12.189714	-2.88%	83,965
2017	10.012004	12.550838	25.36%	83,835
2016	9.822114	10.012004	1.93%	26,477
2015*	10.000000	9.822114	-1.78%	10,052
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.538290	10.184449	-18.77%	45,728
2017	8.999567	12.538290	39.32%	52,984
2016	8.487648	8.999567	6.03%	1,331
2015*	10.000000	8.487648	-15.12%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	9.921394	9.762062	-1.61%	76,467
2017	9.875811	9.921394	0.46%	36,492
2016	9.962668	9.875811	-0.87%	10,024
2015*	10.000000	9.962668	-0.37%	3,038
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	8.983238	8.962103	-0.24%	753,514
2017	9.086204	8.983238	-1.13%	352,779
2016	9.210025	9.086204	-1.34%	137,668
2015	9.336057	9.210025	-1.35%	18,956
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.378624	9.562701	-15.96%	53,716
2017	9.076451	11.378624	25.36%	35,914
2016	9.142385	9.076451	-0.72%	9,744
2015*	10.000000	9.142385	-8.58%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.662409	9.915445	-14.98%	124,257
2017	9.465895	11.662409	23.20%	126,791
2016	9.507345	9.465895	-0.44%	13,903
2015	9.730813	9.507345	-2.30%	8,730

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.754044	11.466888	-10.09%	13,371
2017	10.916261	12.754044	16.84%	10,729
2016	10.108209	10.916261	7.99%	13,204
2015	10.349838	10.108209	-2.33%	10,366
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.609126	10.896204	-6.14%	93,915
2017	10.588917	11.609126	9.63%	66,836
2016	10.097048	10.588917	4.87%	56,559
2015	10.253031	10.097048	-1.52%	672
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.202552	11.258054	-7.74%	66,251
2017	10.773643	12.202552	13.26%	36,187
2016	10.136196	10.773643	6.29%	25,729
2015	10.329850	10.136196	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.774173	10.436277	-3.14%	273,531
2017	10.333964	10.774173	4.26%	334,097
2016	10.046635	10.333964	2.86%	231,495
2015	10.157218	10.046635	-1.09%	2,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.612342	10.810321	-6.91%	0
2017	10.322474	11.612342	12.50%	0
2016	9.898374	10.322474	4.28%	0
2015	10.369952	9.898374	-4.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.952851	11.076764	-7.33%	101,749
2017	10.358799	11.952851	15.39%	43,381
2016	9.817755	10.358799	5.51%	118,249
2015	10.361931	9.817755	-5.25%	20,945
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	11.945217	11.113796	-6.96%	471,270
2017	10.722186	11.945217	11.41%	314,304
2016	10.143936	10.722186	5.70%	252,121
2015	10.317276	10.143936	-1.68%	52,449
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.450782	11.332793	-8.98%	112,618
2017	10.816609	12.450782	15.11%	109,978
2016	10.107003	10.816609	7.02%	50,259
2015	10.320640	10.107003	-2.07%	17,138

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.355168	10.783032	-5.04%	425,885
2017	10.539325	11.355168	7.74%	297,509
2016	10.106768	10.539325	4.28%	166,052
2015	10.248209	10.106768	-1.38%	51,548
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.942328	11.212358	-6.11%	26,734
2017	10.297730	11.942328	15.97%	8,326
2016	9.616304	10.297730	7.09%	0
2015*	10.000000	9.616304	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.489627	12.002853	-3.90%	1,383
2017	10.402966	12.489627	20.06%	0
2016	9.582390	10.402966	8.56%	0
2015*	10.000000	9.582390	-4.18%	14,490
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.197355	11.536163	-12.59%	103,115
2017	11.554272	13.197355	14.22%	80,418
2016	9.736481	11.554272	18.67%	22,188
2015	10.126351	9.736481	-3.85%	9,092
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.376708	12.639462	-17.80%	986
2017	12.415948	15.376708	23.85%	1,354
2016	12.904358	12.415948	-3.78%	406
2015	13.167135	12.904358	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.529668	8.586106	-18.46%	243
2017	8.710444	10.529668	20.89%	776
2016	8.410359	8.710444	3.57%	2,041
2015	9.006941	8.410359	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.263073	21.225044	-4.66%	1,592
2017	17.375274	22.263073	28.13%	1,065
2016	17.268737	17.375274	0.62%	0
2015	16.973837	17.268737	1.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	19.668088	17.112990	-12.99%	9,331
2017	17.432825	19.668088	12.82%	8,568
2016	15.227403	17.432825	14.48%	9,166
2015	15.985121	15.227403	-4.74%	2,532

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	21.671499	19.870605	-8.31%	7,199
2017	17.226107	21.671499	25.81%	11,572
2016	16.464205	17.226107	4.63%	2,715
2015	16.747403	16.464205	-1.69%	319
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.998798	19.702055	-14.33%	21,918
2017	20.478619	22.998798	12.31%	22,570
2016	17.652375	20.478619	16.01%	5,896
2015	18.425660	17.652375	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.713155	10.604803	-9.46%	3,510
2017	9.525314	11.713155	22.97%	1,284
2016	8.935287	9.525314	6.60%	1,551
2015*	10.000000	8.935287	-10.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.246753	10.011894	-18.25%	51,404
2017	11.414725	12.246753	7.29%	31,000
2016	9.211153	11.414725	23.92%	6,332
2015*	10.000000	9.211153	-7.89%	212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.338348	10.608852	-14.02%	5,147
2017	11.048416	12.338348	11.68%	1,776
2016	9.138930	11.048416	20.89%	559
2015*	10.000000	9.138930	-8.61%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.398586	12.196359	-1.63%	692
2017	10.451793	12.398586	18.63%	0
2016	9.530971	10.451793	9.66%	0
2015*	10.000000	9.530971	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.180662	11.527840	-5.36%	44,865
2017	11.632291	12.180662	4.71%	30,607
2016	11.001460	11.632291	5.73%	9,221
2015	11.821126	11.001460	-6.93%	482
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.329741	12.541538	-5.91%	489,544
2017	11.117956	13.329741	19.89%	435,832
2016	10.092399	11.117956	10.16%	188,349
2015	10.112883	10.092399	-0.20%	33,745

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.912485	9.858149	-0.55%	238,165
2017	9.891558	9.912485	0.21%	22,827
2016	9.782784	9.891558	1.11%	7,436
2015	9.950603	9.782784	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.871174	11.256219	-12.55%	118,867
2017	11.426427	12.871174	12.64%	105,547
2016	9.582428	11.426427	19.24%	12,627
2015	10.212130	9.582428	-6.17%	3,813
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.735277	8.928081	-16.83%	1,802
2017	8.867293	10.735277	21.07%	2,070
2016	8.889174	8.867293	-0.25%	390
2015*	10.000000	8.889174	-11.11%	221
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.701537	8.920763	-8.05%	3,154
2017	9.218033	9.701537	5.25%	521
2016	9.404472	9.218033	-1.98%	521
2015	10.041273	9.404472	-6.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.584242	13.313724	-14.57%	9,804
2017	11.588083	15.584242	34.49%	2,985
2016	11.764707	11.588083	-1.50%	885
2015	11.503274	11.764707	2.27%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.398442	9.045322	-20.64%	10,512
2017	9.137531	11.398442	24.74%	8,069
2016	9.520757	9.137531	-4.03%	3,076
2015*	10.000000	9.520757	-4.79%	78
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.665888	10.294753	-11.75%	48,309
2017	10.381035	11.665888	12.38%	49,965
2016	8.942393	10.381035	16.09%	13,656
2015*	10.000000	8.942393	-10.58%	12,620
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.792382	10.998711	-6.73%	17,071
2017	10.542836	11.792382	11.85%	39,812
2016	9.465217	10.542836	11.39%	44,841
2015	10.565506	9.465217	-10.41%	2,910

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.547962	5.541738	-15.37%	3,407
2017	6.504161	6.547962	0.67%	2,467
2016	5.739372	6.504161	13.33%	0
2015	7.826466	5.739372	-26.67%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.439498	10.393201	-0.44%	43,918
2017	10.087112	10.439498	3.49%	3,507
2016	9.772042	10.087112	3.22%	2,356
2015	10.086102	9.772042	-3.11%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	13.786121	12.942796	-6.12%	1,509
2017	12.729307	13.786121	8.30%	1,219
2016	11.397110	12.729307	11.69%	2,032
2015	11.832952	11.397110	-3.68%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.375963	10.264423	-1.07%	35,053
2017*	10.000000	10.375963	3.76%	12,676
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.094510	10.158209	0.63%	549
2017*	10.000000	10.094510	0.95%	114
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.196459	10.594587	-5.38%	1,293
2017	10.249057	11.196459	9.24%	0
2016	10.095801	10.249057	1.52%	136
2015	11.025047	10.095801	-8.43%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.098969	10.104062	0.05%	82,399
2017	10.006133	10.098969	0.93%	50,571
2016	9.917621	10.006133	0.89%	19,920
2015*	10.000000	9.917621	-0.82%	1,006
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.110477	10.890078	-1.98%	132,512
2017	10.744528	11.110477	3.41%	80,744
2016	10.616869	10.744528	1.20%	40,627
2015	10.726161	10.616869	-1.02%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.332343	11.132283	-9.73%	18,644
2017	10.524818	12.332343	17.17%	10,295
2016	9.387605	10.524818	12.11%	1,232
2015*	10.000000	9.387605	-6.12%	420
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	34.491066	29.898178	-13.32%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	14.496412	12.543809	-13.47%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.123264	10.071445	-0.51%	82,973
2017	8.060360	10.123264	25.59%	65,551
2016	9.150955	8.060360	-11.92%	22,060
2015*	10.000000	9.150955	-8.49%	10,001
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.050638	10.617633	5.64%	32,548
2017	9.933104	10.050638	1.18%	24,928
2016	9.828603	9.933104	1.06%	12,050
2015	10.054109	9.828603	-2.24%	4,428
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.723259	-22.77%	1,543
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.795912	8.883851	-17.71%	175,325
2017*	10.000000	10.795912	7.96%	13,245
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.470962	6.687001	-29.39%	68,835
2017	9.793267	9.470962	-3.29%	70,871
2016	6.921903	9.793267	41.48%	35,487
2015*	10.000000	6.921903	-30.78%	6,489

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.653642	-23.46%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.504668	7.594275	-20.10%	0
2017	9.720846	9.504668	-2.22%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.088986	11.287534	-13.76%	0
2017	10.622868	13.088986	23.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.469368	10.031049	-4.19%	0
2017	10.241566	10.469368	2.22%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	12.880361	11.566313	-10.20%	0
2017	11.193216	12.880361	15.07%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.830175	9.903703	-8.55%	0
2017	9.750217	10.830175	11.08%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.141496	12.435712	-12.06%	0
2017	11.416349	14.141496	23.87%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.803306	10.076751	-14.63%	0
2017	9.075714	11.803306	30.05%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.215212	10.327125	-15.46%	0
2017	9.598754	12.215212	27.26%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.952693	10.486611	-4.26%	0
2017	10.373486	10.952693	5.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.045751	9.832897	-2.12%	0
2017	9.871500	10.045751	1.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.784372	11.669612	-8.72%	0
2017	11.129978	12.784372	14.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	13.886958	12.653803	-8.88%	0
2017	12.385707	13.886958	12.12%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.108820	9.193877	-9.05%	51,693
2017*	10.000000	10.108820	1.09%	46,039
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.200443	9.654694	-5.35%	0
2017*	10.000000	10.200443	2.00%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	13.003593	10.648181	-18.11%	0
2017	11.800240	13.003593	10.20%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.477918	11.203800	-16.87%	0
2017	11.881684	13.477918	13.43%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.491312	10.334754	-1.49%	25,615
2017	10.285782	10.491312	2.00%	27,739
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.239455	-17.61%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.679617	11.003803	-5.79%	0
2017	10.200957	11.679617	14.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.941018	11.585966	-10.47%	0
2017	11.254640	12.941018	14.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.526516	13.278445	-1.83%	0
2017	10.175300	13.526516	32.93%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.221874	9.998662	-2.18%	0
2017	9.968679	10.221874	2.54%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.075359	10.214581	-7.77%	0
2017	10.823949	11.075359	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.792465	10.340192	-4.19%	0
2017	10.177351	10.792465	6.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.210262	14.439970	-10.92%	0
2017	14.681163	16.210262	10.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.120740	11.435768	-5.65%	0
2017	11.208167	12.120740	8.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.392816	11.723016	-12.47%	0
2017	12.507085	13.392816	7.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.590464	9.638695	0.50%	63,170
2017	9.542503	9.590464	0.50%	60,403
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.210098	10.573080	-5.68%	0
2017	10.050970	11.210098	11.53%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.716402	9.710664	-0.06%	0
2017	9.731782	9.716402	-0.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.399426	-6.01%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.749277	6.053545	-10.31%	0
2017	6.296465	6.749277	7.19%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	16.097291	13.817656	-14.16%	0
2017	14.214008	16.097291	13.25%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.283242	8.688108	-6.41%	0
2017	9.080995	9.283242	2.23%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.706008	10.766651	-8.02%	0
2017	10.809024	11.706008	8.30%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.420057	11.252358	-9.40%	0
2017	10.644730	12.420057	16.68%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	10.978519	9.178121	-16.40%	0
2017	9.072161	10.978519	21.01%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.089293	12.203117	-6.77%	0
2017	11.223703	13.089293	16.62%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	8.984638	5.834142	-35.07%	0
2017	10.430745	8.984638	-13.86%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.787362	11.671572	-0.98%	0
2017	10.119137	11.787362	16.49%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.383844	13.107620	-2.06%	0
2017	10.680343	13.383844	25.31%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.198858	9.925943	-2.68%	0
2017	10.007728	10.198858	1.91%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.101926	16.019557	-0.51%	0
2017	11.268611	16.101926	42.89%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.397922	10.528275	-7.63%	0
2017	9.892696	11.397922	15.22%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.131941	10.435759	-6.25%	0
2017	10.106367	11.131941	10.15%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.943252	8.787028	-19.70%	70,429
2017	8.682196	10.943252	26.04%	59,434
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.527569	9.490173	-9.85%	0
2017	9.205021	10.527569	14.37%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	11.912624	12.121699	1.76%	0
2017	9.749908	11.912624	22.18%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	10.948747	10.345152	-5.51%	28,945
2017	10.240791	10.948747	6.91%	26,638
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.140581	10.112853	-0.27%	0
2017	10.063888	10.140581	0.76%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.415719	10.163688	-2.42%	0
2017	10.170248	10.415719	2.41%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.022028	11.545886	-3.96%	23,190
2017	10.924541	12.022028	10.05%	24,163
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.411122	10.347765	-0.61%	0
2017	9.221933	10.411122	12.90%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.122139	10.996543	-9.29%	0
2017	10.204806	12.122139	18.79%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.286443	11.531731	-6.14%	0
2017	11.267672	12.286443	9.04%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.492250	11.118688	-11.00%	0
2017	9.989866	12.492250	25.05%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	11.891136	10.362062	-12.86%	0
2017	10.633735	11.891136	11.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.554369	11.505687	-8.35%	74,808
2017	11.618453	12.554369	8.06%	69,594
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.326816	10.286331	-9.19%	52,034
2017	10.206813	11.326816	10.97%	51,823
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	12.899245	11.674742	-9.49%	73,002
2017	11.924345	12.899245	8.18%	63,830
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.527916	11.530369	-7.96%	0
2017	10.956121	12.527916	14.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.101212	10.800946	-10.74%	0
2017	11.317580	12.101212	6.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.350882	15.318027	-6.32%	0
2017	14.320700	16.350882	14.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.289819	10.036083	-2.47%	0
2017	10.110793	10.289819	1.77%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.365706	11.042844	-10.70%	0
2017	9.575508	12.365706	29.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.377413	13.102511	-2.05%	0
2017	10.615873	13.377413	26.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.730597	12.277129	-3.56%	0
2017	10.588981	12.730597	20.22%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.545612	10.153360	-3.72%	26,204
2017	10.058108	10.545612	4.85%	27,672
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.322543	11.242730	-8.76%	0
2017	10.618735	12.322543	16.05%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.997228	9.923940	-9.76%	0
2017	9.417005	10.997228	16.78%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.087864	0.88%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.194157	10.705593	-4.36%	0
2017	10.634115	11.194157	5.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.535871	12.677044	-6.34%	0
2017	11.003122	13.535871	23.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.289781	11.404898	-7.20%	0
2017	10.530086	12.289781	16.71%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.201282	10.021058	-1.77%	0
2017	10.032622	10.201282	1.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.253974	16.063104	-12.00%	0
2017	15.452916	18.253974	18.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.615002	13.511043	-7.55%	0
2017	13.227791	14.615002	10.49%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.380273	14.831883	-9.45%	0
2017	14.344883	16.380273	14.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.161540	11.677985	-3.98%	0
2017	11.596384	12.161540	4.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.520657	10.561967	-8.32%	0
2017	10.180528	11.520657	13.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.763015	10.777108	-8.38%	0
2017	10.127725	11.763015	16.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.506527	14.204829	-8.39%	0
2017	13.798543	15.506527	12.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.136375	15.289510	-10.78%	0
2017	14.719310	17.136375	16.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.800612	12.958224	-6.10%	0
2017	12.736902	13.800612	8.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.472989	10.254541	-2.09%	0
2017	10.195174	10.472989	2.72%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.062167	10.747934	-2.84%	0
2017	10.811550	11.062167	2.32%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.627777	12.952885	-11.45%	0
2017	12.584212	14.627777	16.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.508603	12.277154	-9.12%	0
2017	12.035158	13.508603	12.24%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.535190	12.168312	-2.93%	0
2017	10.004576	12.535190	25.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.522668	10.166567	-18.81%	0
2017	8.992887	12.522668	39.25%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	9.909021	9.744921	-1.66%	0
2017	9.868484	9.909021	0.41%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	8.946655	8.921041	-0.29%	0
2017	9.053783	8.946655	-1.18%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.364432	9.545905	-16.00%	0
2017	9.069714	11.364432	25.30%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.643886	9.894646	-15.02%	0
2017	9.455639	11.643886	23.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.730252	11.439667	-10.14%	0
2017	10.901413	12.730252	16.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.587487	10.870349	-6.19%	0
2017	10.574520	11.587487	9.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.179821	11.231348	-7.79%	0
2017	10.759005	12.179821	13.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.754090	10.411507	-3.19%	0
2017	10.319918	10.754090	4.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.588047	10.782195	-6.95%	0
2017	10.306081	11.588047	12.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.927846	11.047960	-7.38%	0
2017	10.342356	11.927846	15.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	11.922941	11.087411	-7.01%	58,117
2017	10.707602	11.922941	11.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.427565	11.305894	-9.03%	0
2017	10.801904	12.427565	15.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.334000	10.757433	-5.09%	0
2017	10.525001	11.334000	7.69%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.927413	11.192653	-6.16%	0
2017	10.290071	11.927413	15.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.474055	11.981779	-3.95%	0
2017	10.395239	12.474055	20.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.176418	11.511994	-12.63%	0
2017	11.541773	13.176418	14.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.317129	12.584061	-17.84%	0
2017	12.374099	15.317129	23.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.510013	8.565715	-18.50%	0
2017	8.698588	10.510013	20.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.176804	21.132022	-4.71%	0
2017	17.316684	22.176804	28.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	19.591911	17.038015	-13.04%	0
2017	17.374082	19.591911	12.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	21.587504	19.783495	-8.36%	0
2017	17.168008	21.587504	25.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.909760	19.615766	-14.38%	0
2017	20.409647	22.909760	12.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.698531	10.586165	-9.51%	0
2017	9.518228	11.698531	22.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.231478	9.994300	-18.29%	0
2017	11.406254	12.231478	7.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.322953	10.590213	-14.06%	0
2017	11.040205	12.322953	11.62%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.383129	12.174942	-1.68%	0
2017	10.444038	12.383129	18.57%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.151903	11.494753	-5.41%	0
2017	11.610693	12.151903	4.66%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.308565	12.515229	-5.96%	0
2017	11.105907	13.308565	19.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.879083	9.819922	-0.60%	0
2017	9.863204	9.879083	0.16%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.850740	11.232606	-12.59%	0
2017	11.414060	12.850740	12.59%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.721916	8.912433	-16.88%	0
2017	8.860717	10.721916	21.01%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.686123	8.902050	-8.09%	0
2017	9.208039	9.686123	5.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.547442	13.275515	-14.61%	0
2017	11.566558	15.547442	34.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.384222	9.029420	-20.68%	0
2017	9.130744	11.384222	24.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.651324	10.276665	-11.80%	0
2017	10.373319	11.651324	12.32%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.752650	10.956067	-6.78%	0
2017	10.512610	11.752650	11.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.522575	5.517445	-15.41%	0
2017	6.482227	6.522575	0.62%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.417664	10.366180	-0.49%	0
2017	10.071103	10.417664	3.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	13.732714	12.886083	-6.17%	0
2017	12.686402	13.732714	8.25%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.372474	10.255754	-1.13%	0
2017*	10.000000	10.372474	3.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.091122	10.149628	0.58%	0
2017*	10.000000	10.091122	0.91%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.153034	10.548115	-5.42%	0
2017	10.214466	11.153034	9.19%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.086365	10.086302	0.00%	0
2017	9.998703	10.086365	0.88%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.073007	10.847817	-2.03%	0
2017	10.713713	11.073007	3.35%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.316983	11.112747	-9.78%	0
2017	10.517008	12.316983	17.11%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	34.208285	29.637932	-13.36%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	14.377504	12.434575	-13.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.110615	10.053729	-0.56%	0
2017	8.054362	10.110615	25.53%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.029586	10.589994	5.59%	20,105
2017	9.917305	10.029586	1.13%	23,244
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.720641	-22.79%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.792285	8.876336	-17.75%	0
2017*	10.000000	10.792285	7.92%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.459130	6.675237	-29.43%	70,010
2017	9.785981	9.459130	-3.34%	49,331

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.648438	-23.52%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.464893	7.554782	-20.18%	0
2017	9.689973	9.464893	-2.32%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.047441	11.240224	-13.85%	0
2017	10.599859	13.047441	23.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.398839	9.953313	-4.28%	0
2017	10.182877	10.398839	2.12%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	12.848248	11.525706	-10.29%	0
2017	11.176592	12.848248	14.96%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.795778	9.862165	-8.65%	0
2017	9.729085	10.795778	10.96%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.074768	12.364384	-12.15%	0
2017	11.373976	14.074768	23.75%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.773857	10.041341	-14.71%	0
2017	9.062222	11.773857	29.92%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.184729	10.290837	-15.54%	16,688
2017	9.584484	12.184729	27.13%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.924980	10.449411	-4.35%	0
2017	10.357727	10.924980	5.48%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.028857	9.806346	-2.22%	0
2017	9.864876	10.028857	1.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.762872	11.638106	-8.81%	0
2017	11.122514	12.762872	14.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	13.779477	12.543061	-8.97%	0
2017	12.302282	13.779477	12.01%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.102021	9.178315	-9.14%	0
2017*	10.000000	10.102021	1.02%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.193589	9.638360	-5.45%	0
2017*	10.000000	10.193589	1.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	12.971138	10.610761	-18.20%	0
2017	11.782697	12.971138	10.09%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.427947	11.150874	-16.96%	0
2017	11.849602	13.427947	13.32%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.462970	10.296334	-1.59%	0
2017	10.268384	10.462970	1.90%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.233851	-17.66%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.650470	10.965146	-5.88%	0
2017	10.185797	11.650470	14.38%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.919269	11.554690	-10.56%	0
2017	11.247098	12.919269	14.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.489998	13.229082	-1.93%	0
2017	10.158088	13.489998	32.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.204695	9.971678	-2.28%	0
2017	9.962000	10.204695	2.44%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.047735	10.178701	-7.87%	0
2017	10.807870	11.047735	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.758177	10.296824	-4.29%	0
2017	10.155305	10.758177	5.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.084776	14.313572	-11.01%	0
2017	14.582257	16.084776	10.30%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.063524	11.370186	-5.75%	0
2017	11.166554	12.063524	8.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.329625	11.655791	-12.56%	0
2017	12.460678	13.329625	6.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.564580	9.602871	0.40%	0
2017	9.526380	9.564580	0.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.163197	10.518108	-5.78%	0
2017	10.019050	11.163197	11.42%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.685591	9.670023	-0.16%	0
2017	9.710725	9.685591	-0.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.393040	-6.07%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.687588	5.992090	-10.40%	0
2017	6.245224	6.687588	7.08%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	15.843459	13.585899	-14.25%	0
2017	14.004024	15.843459	13.14%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.170127	8.573487	-6.51%	0
2017	8.979427	9.170127	2.12%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.657053	10.710685	-8.12%	0
2017	10.774707	11.657053	8.19%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.389055	11.212812	-9.49%	0
2017	10.628912	12.389055	16.56%	0
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	10.951113	9.145868	-16.48%	0
2017	9.058673	10.951113	20.89%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	12.987990	12.096310	-6.87%	0
2017	11.148106	12.987990	16.50%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	8.962168	5.813601	-35.13%	0
2017	10.415198	8.962168	-13.95%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.757968	11.630584	-1.08%	0
2017	10.104103	11.757968	16.37%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.350440	13.061557	-2.16%	0
2017	10.664468	13.350440	25.19%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.173399	9.891076	-2.78%	0
2017	9.992848	10.173399	1.81%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.061778	15.963317	-0.61%	3,586
2017	11.251879	16.061778	42.75%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.369499	10.491310	-7.72%	0
2017	9.878003	11.369499	15.10%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.104158	10.399090	-6.35%	0
2017	10.091345	11.104158	10.04%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.891574	8.736597	-19.79%	0
2017	8.649942	10.891574	25.91%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.501312	9.456842	-9.95%	0
2017	9.191353	10.501312	14.25%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	11.882906	12.079126	1.65%	0
2017	9.735420	11.882906	22.06%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	10.897087	10.285838	-5.61%	0
2017	10.202784	10.897087	6.81%	0
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.115274	10.077341	-0.38%	0
2017	10.048929	10.115274	0.66%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.389739	10.127988	-2.52%	0
2017	10.155145	10.389739	2.31%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.001824	11.514724	-4.06%	0
2017	10.917212	12.001824	9.93%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.385162	10.311439	-0.71%	0
2017	9.208238	10.385162	12.78%	0
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.091910	10.957925	-9.38%	0
2017	10.189648	12.091910	18.67%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.203683	11.442370	-6.24%	0
2017	11.203098	12.203683	8.93%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.461071	11.079604	-11.09%	0
2017	9.975015	12.461071	24.92%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	11.861480	10.325687	-12.95%	0
2017	10.617932	11.861480	11.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.469814	11.416535	-8.45%	0
2017	11.551880	12.469814	7.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.284768	10.237686	-9.28%	5,592
2017	10.179225	11.284768	10.86%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	12.812374	11.584287	-9.59%	0
2017	11.856033	12.812374	8.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.443505	11.440990	-8.06%	0
2017	10.893321	12.443505	14.23%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.071020	10.763007	-10.84%	0
2017	11.300765	12.071020	6.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.240791	15.199371	-6.41%	0
2017	14.238669	16.240791	14.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.264131	10.000817	-2.57%	0
2017	10.095758	10.264131	1.67%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.334851	11.004050	-10.79%	0
2017	9.561273	12.334851	29.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.344050	13.056496	-2.15%	0
2017	10.600104	13.344050	25.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.698828	12.233991	-3.66%	0
2017	10.573243	12.698828	20.10%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.495856	10.095147	-3.82%	0
2017	10.020775	10.495856	4.74%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.291819	11.203253	-8.86%	0
2017	10.602971	12.291819	15.93%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.969763	9.889064	-9.85%	0
2017	9.402992	10.969763	16.66%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.081024	0.81%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.152467	10.654848	-4.46%	0
2017	10.605228	11.152467	5.16%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.513137	12.642836	-6.44%	0
2017	10.995749	13.513137	22.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.259126	11.364850	-7.29%	0
2017	10.514433	12.259126	16.59%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.168895	9.979051	-1.87%	0
2017	10.010894	10.168895	1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.112704	15.922519	-12.09%	0
2017	15.348833	18.112704	18.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.501871	13.392779	-7.65%	0
2017	13.138672	14.501871	10.38%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.253511	14.702086	-9.55%	0
2017	14.248278	16.253511	14.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.067403	11.575779	-4.07%	0
2017	11.518279	12.067403	4.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.472451	10.507042	-8.42%	0
2017	10.148190	11.472451	13.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.713808	10.721076	-8.47%	0
2017	10.095561	11.713808	16.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.386495	14.080486	-8.49%	0
2017	13.705586	15.386495	12.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.003743	15.155689	-10.87%	0
2017	14.620158	17.003743	16.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.693845	12.844865	-6.20%	0
2017	12.651150	13.693845	8.24%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.446859	10.218518	-2.19%	0
2017	10.180031	10.446859	2.62%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	10.987707	10.664699	-2.94%	0
2017	10.749640	10.987707	2.21%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.554424	12.874773	-11.54%	0
2017	12.533780	14.554424	16.12%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.440850	12.203098	-9.21%	0
2017	11.986914	13.440850	12.13%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.503930	12.125578	-3.03%	0
2017	9.989710	12.503930	25.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.491430	10.130856	-18.90%	0
2017	8.979527	12.491430	39.11%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	9.884282	9.710676	-1.76%	0
2017	9.853811	9.884282	0.31%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	8.873873	8.839455	-0.39%	0
2017	8.989223	8.873873	-1.28%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.336052	9.512335	-16.09%	0
2017	9.056220	11.336052	25.17%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.606930	9.853169	-15.11%	107,785
2017	9.435150	11.606930	23.02%	76,787
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.682817	11.385399	-10.23%	0
2017	10.871776	12.682817	16.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.544298	10.818790	-6.28%	0
2017	10.545786	11.544298	9.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.134439	11.178080	-7.88%	0
2017	10.729767	12.134439	13.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.714029	10.362146	-3.28%	0
2017	10.291872	10.714029	4.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.539573	10.726150	-7.05%	0
2017	10.273355	11.539573	12.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.877922	10.990494	-7.47%	0
2017	10.309500	11.877922	15.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	11.878512	11.034825	-7.10%	0
2017	10.678498	11.878512	11.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.381270	11.252288	-9.12%	0
2017	10.772554	12.381270	14.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.291749	10.706401	-5.18%	0
2017	10.496375	11.291749	7.58%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.897648	11.153322	-6.26%	0
2017	10.274782	11.897648	15.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.442943	11.939706	-4.04%	0
2017	10.379798	12.442943	19.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.134580	11.463722	-12.72%	69,571
2017	11.516765	13.134580	14.05%	53,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.198565	12.473901	-17.93%	0
2017	12.290738	15.198565	23.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.470854	8.525079	-18.58%	0
2017	8.674937	10.470854	20.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.005238	20.947134	-4.81%	0
2017	17.200103	22.005238	27.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	19.440257	16.888879	-13.12%	0
2017	17.257036	19.440257	12.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	21.420457	19.610363	-8.45%	0
2017	17.052394	21.420457	25.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.732477	19.444112	-14.47%	0
2017	20.272193	22.732477	12.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.669343	10.548966	-9.60%	0
2017	9.504091	11.669343	22.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.200946	9.959175	-18.37%	0
2017	11.389293	12.200946	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.292181	10.552985	-14.15%	0
2017	11.023781	12.292181	11.51%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.352221	12.132165	-1.78%	0
2017	10.428514	12.352221	18.45%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.094587	11.428867	-5.50%	0
2017	11.567612	12.094587	4.56%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.266342	12.462783	-6.06%	201,523
2017	11.081868	13.266342	19.71%	190,466
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.812517	9.743810	-0.70%	0
2017	9.806666	9.812517	0.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.809973	11.185542	-12.68%	34,536
2017	11.389347	12.809973	12.47%	23,921
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.695147	8.881103	-16.96%	0
2017	8.847537	10.695147	20.88%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.655367	8.864728	-8.19%	0
2017	9.188095	9.655367	5.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.474077	13.199379	-14.70%	0
2017	11.523622	15.474077	34.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.355800	8.997683	-20.77%	0
2017	9.117167	11.355800	24.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.622261	10.240567	-11.89%	0
2017	10.357914	11.622261	12.21%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.673476	10.871155	-6.87%	0
2017	10.452355	11.673476	11.68%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.472068	5.469124	-15.50%	10,467
2017	6.438547	6.472068	0.52%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.374073	10.312271	-0.60%	0
2017	10.039128	10.374073	3.34%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	13.626426	12.773310	-6.26%	0
2017	12.600957	13.626426	8.14%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.365502	10.238400	-1.23%	0
2017*	10.000000	10.365502	3.66%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.084335	10.132459	0.48%	0
2017*	10.000000	10.084335	0.84%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.066598	10.455695	-5.52%	0
2017	10.145567	11.066598	9.08%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.061189	10.050871	-0.10%	0
2017	9.983846	10.061189	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.998452	10.763793	-2.13%	0
2017	10.652346	10.998452	3.25%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.286250	11.073705	-9.87%	0
2017	10.501376	12.286250	17.00%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	33.649343	29.123908	-13.45%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	14.142356	12.218721	-13.60%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.085383	10.018404	-0.66%	5,714
2017	8.042388	10.085383	25.40%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	9.987629	10.534934	5.48%	0
2017	9.885811	9.987629	1.03%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.715388	-22.85%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.785039	8.861327	-17.84%	0
2017*	10.000000	10.785039	7.85%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.435499	6.651754	-29.50%	0
2017	9.771420	9.435499	-3.44%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.645843	-23.54%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.445033	7.535068	-20.22%	54
2017	9.674537	9.445033	-2.37%	54
2016	6.979163	9.674537	38.62%	0
2015	11.420254	6.979163	-38.89%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.026687	11.216615	-13.90%	2,097
2017	10.588354	13.026687	23.03%	2,079
2016	9.960529	10.588354	6.30%	0
2015	10.252374	9.960529	-2.85%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.363735	9.914655	-4.33%	4,262
2017	10.153630	10.363735	2.07%	874
2016	9.879592	10.153630	2.77%	0
2015	10.289101	9.879592	-3.98%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	12.832177	11.505402	-10.34%	44,276
2017	11.168266	12.832177	14.90%	14,000
2016	9.572991	11.168266	16.66%	1,007
2015*	10.000000	9.572991	-4.27%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.778638	9.841478	-8.69%	15,663
2017	9.718555	10.778638	10.91%	6,146
2016	9.511164	9.718555	2.18%	0
2015	9.837256	9.511164	-3.31%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.041483	12.328846	-12.20%	2,735
2017	11.352825	14.041483	23.68%	2,735
2016	11.321862	11.352825	0.27%	980
2015	11.502352	11.321862	-1.57%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.759131	10.023664	-14.76%	10,549
2017	9.055466	11.759131	29.86%	9,591
2016	8.911011	9.055466	1.62%	2,208
2015*	10.000000	8.911011	-10.89%	2,271
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.169499	10.272732	-15.59%	442
2017	9.577342	12.169499	27.07%	41
2016	9.260721	9.577342	3.42%	0
2015*	10.000000	9.260721	-7.39%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.911132	10.430830	-4.40%	8,111
2017	10.349840	10.911132	5.42%	8,491
2016	9.317891	10.349840	11.07%	0
2015*	10.000000	9.317891	-6.82%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.020419	9.793096	-2.27%	0
2017	9.861565	10.020419	1.61%	0
2016*	10.000000	9.861565	-1.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.752144	11.622382	-8.86%	143
2017	11.118782	12.752144	14.69%	144
2016*	10.000000	11.118782	11.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	13.726015	12.488024	-9.02%	8,926
2017	12.260760	13.726015	11.95%	6,715
2016	11.996773	12.260760	2.20%	6,202
2015	12.308880	11.996773	-2.54%	2,163
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.098624	9.170545	-9.19%	2,490
2017*	10.000000	10.098624	0.99%	490
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.190161	9.630215	-5.49%	0
2017*	10.000000	10.190161	1.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	12.954936	10.592084	-18.24%	1,376
2017	11.773941	12.954936	10.03%	1,158
2016	9.122869	11.773941	29.06%	1,097
2015*	10.000000	9.122869	-8.77%	332
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.402971	11.124437	-17.00%	2,000
2017	11.833554	13.402971	13.26%	2,488
2016	10.433286	11.833554	13.42%	1,475
2015	10.871107	10.433286	-4.03%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.448805	10.277128	-1.64%	13,033
2017	10.259680	10.448805	1.84%	888
2016	9.565094	10.259680	7.26%	698
2015*	10.000000	9.565094	-4.35%	76
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.231051	-17.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.635918	10.945859	-5.93%	20,081
2017	10.178221	11.635918	14.32%	26,588
2016	9.663610	10.178221	5.33%	1,303
2015*	10.000000	9.663610	-3.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.908378	11.539053	-10.61%	4,803
2017	11.243311	12.908378	14.81%	13,530
2016*	10.000000	11.243311	12.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.471763	13.204456	-1.98%	5,492
2017	10.149484	13.471763	32.73%	4,637
2016	10.252456	10.149484	-1.00%	0
2015*	10.000000	10.252456	2.52%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.196104	9.958202	-2.33%	16,708
2017	9.958656	10.196104	2.38%	26,393
2016*	10.000000	9.958656	-0.41%	2,131
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.033927	10.160788	-7.91%	9,589
2017	10.799833	11.033927	2.17%	9,749
2016	10.400931	10.799833	3.84%	1,433
2015*	10.000000	10.400931	4.01%	1,145
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.741075	10.275207	-4.34%	4,179
2017	10.144285	10.741075	5.88%	1,279
2016	9.538782	10.144285	6.35%	4,730
2015	9.880242	9.538782	-3.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.022358	14.250742	-11.06%	662
2017	14.533020	16.022358	10.25%	662
2016	13.042170	14.533020	11.43%	0
2015	14.125158	13.042170	-7.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.035005	11.337504	-5.80%	4,777
2017	11.145798	12.035005	7.98%	5,338
2016	9.928470	11.145798	12.26%	779
2015	10.850216	9.928470	-8.50%	1,020
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.298113	11.622297	-12.60%	2,049
2017	12.437502	13.298113	6.92%	774
2016	11.261582	12.437502	10.44%	0
2015	11.872265	11.261582	-5.14%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.551646	9.584993	0.35%	20,894
2017	9.518316	9.551646	0.35%	11,491
2016	9.391785	9.518316	1.35%	3,664
2015*	10.000000	9.391785	-6.08%	1,143
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.139813	10.490711	-5.83%	0
2017	10.003126	11.139813	11.36%	0
2016	9.737805	10.003126	2.72%	0
2015	10.502054	9.737805	-7.28%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.670200	9.649691	-0.21%	635
2017	9.700194	9.670200	-0.31%	828
2016	9.758720	9.700194	-0.60%	1,857
2015	9.968690	9.758720	-2.11%	1,061
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.389854	-6.10%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.656928	5.961575	-10.45%	2,878
2017	6.219744	6.656928	7.03%	3,625
2016	7.411785	6.219744	-16.08%	2,904
2015	7.646846	7.411785	-3.07%	807
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	15.718001	13.471432	-14.29%	1,687
2017	13.900162	15.718001	13.08%	0
2016	14.026520	13.900162	-0.90%	0
2015	14.070051	14.026520	-0.31%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.114016	8.516680	-6.55%	0
2017	8.929009	9.114016	2.07%	0
2016	9.113275	8.929009	-2.02%	0
2015	9.088717	9.113275	0.27%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.632601	10.682762	-8.17%	136
2017	10.757563	11.632601	8.13%	136
2016	9.798136	10.757563	9.79%	542
2015	10.410522	9.798136	-5.88%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.373594	11.193100	-9.54%	3,586
2017	10.621015	12.373594	16.50%	3,732
2016	9.467833	10.621015	12.18%	6,937
2015*	10.000000	9.467833	-5.32%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	10.937435	9.129774	-16.53%	156
2017	9.051936	10.937435	20.83%	157
2016	9.258555	9.051936	-2.23%	0
2015*	10.000000	9.258555	-7.41%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	12.937556	12.043188	-6.91%	0
2017	11.110440	12.937556	16.45%	0
2016	11.582351	11.110440	-4.07%	0
2015	12.836111	11.582351	-9.77%	0
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	8.950975	5.803371	-35.16%	2,290
2017	10.407446	8.950975	-13.99%	2,035
2016	7.856385	10.407446	32.47%	880
2015*	10.000000	7.856385	-21.44%	1,188
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.743271	11.610115	-1.13%	30,900
2017	10.096580	11.743271	16.31%	10,922
2016	9.830092	10.096580	2.71%	21,762
2015*	10.000000	9.830092	-1.70%	270
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.333779	13.038606	-2.21%	1,508
2017	10.656544	13.333779	25.12%	1,409
2016	9.655202	10.656544	10.37%	542
2015*	10.000000	9.655202	-3.45%	326
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.160681	9.873663	-2.82%	0
2017	9.985416	10.160681	1.76%	1,272
2016	9.921757	9.985416	0.64%	1,145
2015*	10.000000	9.921757	-0.78%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.041688	15.935210	-0.66%	1,753
2017	11.243491	16.041688	42.68%	1,909
2016	10.030615	11.243491	12.09%	91
2015*	10.000000	10.030615	0.31%	52
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.355279	10.472830	-7.77%	2,254
2017	9.870648	11.355279	15.04%	721
2016	9.472787	9.870648	4.20%	861
2015*	10.000000	9.472787	-5.27%	1,079

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.090277	10.380783	-6.40%	0
2017	10.083830	11.090277	9.98%	0
2016	9.644062	10.083830	4.56%	0
2015*	10.000000	9.644062	-3.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.865801	8.711468	-19.83%	6,544
2017	8.633840	10.865801	25.85%	4,657
2016	7.260617	8.633840	18.91%	3,429
2015	9.225222	7.260617	-21.30%	2,119
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.488179	9.440196	-9.99%	1,235
2017	9.184505	10.488179	14.19%	1,273
2016	9.242141	9.184505	-0.62%	1,258
2015*	10.000000	9.242141	-7.58%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	11.868054	12.057862	1.60%	292
2017	9.728178	11.868054	22.00%	0
2016	9.362310	9.728178	3.91%	0
2015*	10.000000	9.362310	-6.38%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	10.871312	10.256270	-5.66%	2,443
2017	10.183804	10.871312	6.75%	1,350
2016	8.966638	10.183804	13.57%	841
2015	9.697275	8.966638	-7.53%	391
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.102632	10.059589	-0.43%	7,340
2017	10.041448	10.102632	0.61%	0
2016	9.857146	10.041448	1.87%	0
2015*	10.000000	9.857146	-1.43%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.376742	10.110170	-2.57%	13,359
2017	10.147582	10.376742	2.26%	13,688
2016	9.885502	10.147582	2.65%	1,483
2015*	10.000000	9.885502	-1.14%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	11.991736	11.499172	-4.11%	1,081
2017	10.913555	11.991736	9.88%	84
2016*	10.000000	10.913555	9.14%	0
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.372149	10.293265	-0.76%	3,191
2017	9.201365	10.372149	12.72%	559
2016	8.401823	9.201365	9.52%	559
2015*	10.000000	8.401823	-15.98%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.076792	10.938633	-9.42%	1,406
2017	10.182063	12.076792	18.61%	1,406
2016	9.560326	10.182063	6.50%	1,406
2015*	10.000000	9.560326	-4.40%	831
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.162505	11.397944	-6.29%	3,779
2017	11.170947	12.162505	8.88%	0
2016	10.705964	11.170947	4.34%	0
2015	11.152304	10.705964	-4.00%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.445506	11.060121	-11.13%	4,871
2017	9.967598	12.445506	24.86%	4,617
2016	9.749571	9.967598	2.24%	2,601
2015*	10.000000	9.749571	-2.50%	551
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	11.846642	10.307490	-12.99%	2,258
2017	10.610024	11.846642	11.66%	2,415
2016	9.309224	10.610024	13.97%	0
2015*	10.000000	9.309224	-6.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.427713	11.372174	-8.49%	5,438
2017	11.518713	12.427713	7.89%	3,143
2016	10.580109	11.518713	8.87%	2,208
2015	10.874505	10.580109	-2.71%	745
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.263817	10.213468	-9.32%	2,402
2017	10.165463	11.263817	10.80%	1,392
2016	8.980869	10.165463	13.19%	557
2015	10.593211	8.980869	-15.22%	161
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	12.769144	11.539301	-9.63%	7,123
2017	11.822003	12.769144	8.01%	4,825
2016	11.643994	11.822003	1.53%	3,332
2015	11.997459	11.643994	-2.95%	1,057
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.401524	11.396571	-8.10%	0
2017	10.862064	12.401524	14.17%	0
2016	10.458077	10.862064	3.86%	0
2015	11.364839	10.458077	-7.98%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.055938	10.744059	-10.88%	518
2017	11.292357	12.055938	6.76%	518
2016	9.541150	11.292357	18.35%	0
2015*	10.000000	9.541150	-4.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.185956	15.140320	-6.46%	13,457
2017	14.197780	16.185956	14.00%	10,980
2016	13.230025	14.197780	7.31%	7,585
2015	13.307364	13.230025	-0.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.251287	9.983213	-2.62%	520
2017	10.088240	10.251287	1.62%	520
2016	9.982070	10.088240	1.06%	520
2015*	10.000000	9.982070	-0.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.319446	10.984692	-10.83%	119
2017	9.554162	12.319446	28.94%	266
2016	9.686031	9.554162	-1.36%	0
2015*	10.000000	9.686031	-3.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.327371	13.033524	-2.20%	7,642
2017	10.592218	13.327371	25.82%	7,798
2016	9.864427	10.592218	7.38%	1,380
2015*	10.000000	9.864427	-1.36%	801
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.682955	12.212456	-3.71%	6,095
2017	10.565378	12.682955	20.04%	2,982
2016	9.660193	10.565378	9.37%	1,277
2015*	10.000000	9.660193	-3.40%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.471023	10.066121	-3.87%	1,226
2017	10.002136	10.471023	4.69%	1,438
2016	9.350632	10.002136	6.97%	80
2015	9.780540	9.350632	-4.40%	78
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.276449	11.183539	-8.90%	5,569
2017	10.595069	12.276449	15.87%	577
2016	9.152919	10.595069	15.76%	577
2015*	10.000000	9.152919	-8.47%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.956060	9.871658	-9.90%	1,677
2017	9.396005	10.956060	16.60%	967
2016	9.267843	9.396005	1.38%	967
2015*	10.000000	9.267843	-7.32%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.077605	0.78%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.131633	10.629512	-4.51%	12,263
2017	10.590788	11.131633	5.11%	12,577
2016	9.423096	10.590788	12.39%	0
2015	9.827707	9.423096	-4.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.501776	12.625752	-6.49%	1,892
2017	10.992068	13.501776	22.83%	1,971
2016*	10.000000	10.992068	9.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.243808	11.344842	-7.34%	1,530
2017	10.506617	12.243808	16.53%	1,067
2016	9.691829	10.506617	8.41%	0
2015*	10.000000	9.691829	-3.08%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.152731	9.958105	-1.92%	10,267
2017	10.000043	10.152731	1.53%	33,642
2016	9.932403	10.000043	0.68%	2,593
2015	10.074503	9.932403	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.042438	15.852655	-12.14%	0
2017	15.297034	18.042438	17.95%	0
2016	14.338020	15.297034	6.69%	0
2015	14.823756	14.338020	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.445605	13.334004	-7.70%	0
2017	13.094332	14.445605	10.32%	0
2016	12.534299	13.094332	4.47%	0
2015	12.867963	12.534299	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.190434	14.637543	-9.59%	0
2017	14.200161	16.190434	14.02%	0
2016	13.439131	14.200161	5.66%	0
2015	13.834546	13.439131	-2.86%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.020565	11.524950	-4.12%	0
2017	11.479377	12.020565	4.71%	0
2016	11.145474	11.479377	3.00%	0
2015	11.404652	11.145474	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.448414	10.479674	-8.46%	0
2017	10.132052	11.448414	12.99%	0
2016	9.749395	10.132052	3.92%	0
2015	10.347208	9.749395	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.689245	10.693147	-8.52%	10,920
2017	10.079495	11.689245	15.97%	4,990
2016	9.638940	10.079495	4.57%	0
2015	10.292653	9.638940	-6.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.326779	14.018668	-8.53%	3,923
2017	13.659301	15.326779	12.21%	0
2016	12.997817	13.659301	5.09%	0
2015	13.344697	12.997817	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	16.937787	15.089197	-10.91%	0
2017	14.570818	16.937787	16.24%	0
2016	13.755372	14.570818	5.93%	0
2015	14.185826	13.755372	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.640693	12.788485	-6.25%	1,327
2017	12.608432	13.640693	8.19%	0
2016	12.081745	12.608432	4.36%	0
2015	12.404093	12.081745	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.433813	10.200549	-2.24%	0
2017	10.172461	10.433813	2.57%	0
2016	9.839676	10.172461	3.38%	0
2015*	10.000000	9.839676	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	10.950608	10.623265	-2.99%	0
2017	10.718776	10.950608	2.16%	0
2016	10.535603	10.718776	1.74%	0
2015	10.757126	10.535603	-2.06%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.517822	12.835841	-11.59%	0
2017	12.508585	14.517822	16.06%	0
2016	11.406120	12.508585	9.67%	0
2015	11.963642	11.406120	-4.66%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.407075	12.166228	-9.26%	0
2017	11.962836	13.407075	12.07%	0
2016	11.171051	11.962836	7.09%	0
2015	11.550407	11.171051	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.488302	12.104239	-3.08%	0
2017	9.982271	12.488302	25.10%	0
2016	9.812784	9.982271	1.73%	0
2015*	10.000000	9.812784	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.475819	10.113024	-18.94%	0
2017	8.972840	12.475819	39.04%	0
2016	8.479569	8.972840	5.82%	0
2015*	10.000000	8.479569	-15.20%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	9.871927	9.693581	-1.81%	7,172
2017	9.846478	9.871927	0.26%	0
2016	9.953205	9.846478	-1.07%	0
2015*	10.000000	9.953205	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	8.837679	8.798893	-0.44%	10,551
2017	8.957095	8.837679	-1.33%	11,404
2016	9.097544	8.957095	-1.54%	120
2015	9.240774	9.097544	-1.55%	22
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.321886	9.495600	-16.13%	0
2017	9.049478	11.321886	25.11%	0
2016	9.133687	9.049478	-0.92%	0
2015*	10.000000	9.133687	-8.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.588453	9.832465	-15.15%	3,024
2017	9.424904	11.588453	22.96%	1,464
2016	9.485358	9.424904	-0.64%	202
2015	9.728048	9.485358	-2.49%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.659181	11.358376	-10.28%	0
2017	10.857003	12.659181	16.60%	0
2016	10.073699	10.857003	7.78%	0
2015	10.335462	10.073699	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.522757	10.793088	-6.33%	13,298
2017	10.531434	11.522757	9.41%	13,298
2016	10.062572	10.531434	4.66%	0
2015	10.238789	10.062572	-1.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.111763	11.151497	-7.93%	0
2017	10.715142	12.111763	13.03%	0
2016	10.101578	10.715142	6.07%	0
2015	10.315497	10.101578	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.694019	10.337506	-3.33%	5,709
2017	10.277861	10.694019	4.05%	1,512
2016	10.012331	10.277861	2.65%	1,625
2015	10.143109	10.012331	-1.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.515427	10.698239	-7.10%	0
2017	10.257038	11.515427	12.27%	0
2016	9.855546	10.257038	4.07%	0
2015	10.346053	9.855546	-4.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.853054	10.961877	-7.52%	0
2017	10.293117	11.853054	15.16%	0
2016	9.775267	10.293117	5.30%	0
2015	10.338053	9.775267	-5.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	11.856365	11.008630	-7.15%	30,687
2017	10.663987	11.856365	11.18%	19,221
2016	10.109311	10.663987	5.49%	9,468
2015	10.302955	10.109311	-1.88%	5,606
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.358165	11.225554	-9.16%	8,625
2017	10.757894	12.358165	14.88%	5,592
2016	10.072493	10.757894	6.80%	5,716
2015	10.306302	10.072493	-2.27%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.270687	10.680975	-5.23%	18,292
2017	10.482102	11.270687	7.52%	19,283
2016	10.072255	10.482102	4.07%	8,492
2015	10.233971	10.072255	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.882792	11.133713	-6.30%	0
2017	10.267137	11.882792	15.74%	0
2016	9.607161	10.267137	6.87%	0
2015*	10.000000	9.607161	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.427401	11.918699	-4.09%	2,717
2017	10.372090	12.427401	19.82%	0
2016	9.573287	10.372090	8.34%	0
2015*	10.000000	9.573287	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.113722	11.439673	-12.77%	17,780
2017	11.504294	13.113722	13.99%	17,172
2016	9.713992	11.504294	18.43%	82
2015	10.123480	9.713992	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.139596	12.419165	-17.97%	2,475
2017	12.249248	15.139596	23.60%	0
2016	12.756900	12.249248	-3.98%	0
2015	13.043120	12.756900	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.451316	8.504826	-18.62%	0
2017	8.663137	10.451316	20.64%	0
2016	8.381631	8.663137	3.36%	0
2015	8.994425	8.381631	-6.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	21.919849	20.855203	-4.86%	0
2017	17.142031	21.919849	27.87%	0
2016	17.071434	17.142031	0.41%	0
2015	16.813998	17.071434	1.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	19.364835	16.814758	-13.17%	0
2017	17.198788	19.364835	12.59%	0
2016	15.053415	17.198788	14.25%	0
2015	15.834591	15.053415	-4.93%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	21.337337	19.524289	-8.50%	0
2017	16.994821	21.337337	25.55%	0
2016	16.276042	16.994821	4.42%	0
2015	16.589658	16.276042	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.644269	19.358762	-14.51%	0
2017	20.203758	22.644269	12.08%	0
2016	17.450714	20.203758	15.78%	0
2015	18.252162	17.450714	-4.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.654751	10.530395	-9.65%	0
2017	9.497009	11.654751	22.72%	379
2016	8.926786	9.497009	6.39%	0
2015*	10.000000	8.926786	-10.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.185723	9.941663	-18.42%	0
2017	11.380835	12.185723	7.07%	0
2016	9.202386	11.380835	23.67%	0
2015*	10.000000	9.202386	-7.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.276822	10.534408	-14.19%	0
2017	11.015586	12.276822	11.45%	0
2016	9.130235	11.015586	20.65%	0
2015*	10.000000	9.130235	-8.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.336770	12.110800	-1.83%	0
2017	10.420748	12.336770	18.39%	0
2016	9.521907	10.420748	9.44%	0
2015*	10.000000	9.521907	-4.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.065994	11.396022	-5.55%	41
2017	11.546110	12.065994	4.50%	42
2016	10.942052	11.546110	5.52%	0
2015	11.781191	10.942052	-7.12%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.245248	12.436615	-6.11%	33,024
2017	11.069845	13.245248	19.65%	27,965
2016	10.069082	11.069845	9.94%	342
2015	10.110015	10.069082	-0.40%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.779396	9.705968	-0.75%	13,375
2017	9.778519	9.779396	0.01%	468
2016	9.690588	9.778519	0.91%	0
2015	9.876846	9.690588	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.789576	11.162031	-12.73%	5,479
2017	11.376981	12.789576	12.42%	2,732
2016	9.560289	11.376981	19.00%	611
2015	10.209228	9.560289	-6.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.681773	8.865457	-17.00%	0
2017	8.840953	10.681773	20.82%	0
2016	8.880722	8.840953	-0.45%	0
2015*	10.000000	8.880722	-11.19%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.640009	8.846111	-8.24%	0
2017	9.178117	9.640009	5.03%	0
2016	9.382732	9.178117	-2.18%	0
2015	10.038424	9.382732	-6.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.437523	13.161467	-14.74%	300
2017	11.502211	15.437523	34.21%	0
2016	11.701181	11.502211	-1.70%	0
2015	11.464394	11.701181	2.07%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.341633	8.981870	-20.81%	888
2017	9.110389	11.341633	24.49%	874
2016	9.511707	9.110389	-4.22%	0
2015*	10.000000	9.511707	-4.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.607712	10.222527	-11.93%	4,302
2017	10.350182	11.607712	12.15%	4,528
2016	8.933881	10.350182	15.85%	0
2015*	10.000000	8.933881	-10.66%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.634072	10.828932	-6.92%	3,142
2017	10.422350	11.634072	11.63%	3,142
2016	9.375996	10.422350	11.16%	0
2015	10.487199	9.375996	-10.60%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.446957	5.445123	-15.54%	0
2017	6.416813	6.446957	0.47%	0
2016	5.673761	6.416813	13.10%	0
2015	7.752739	5.673761	-26.82%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.352323	10.285397	-0.65%	4,962
2017	10.023147	10.352323	3.28%	3,512
2016	9.729747	10.023147	3.02%	0
2015	10.062851	9.729747	-3.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	13.573556	12.717250	-6.31%	0
2017	12.558428	13.573556	8.08%	0
2016	11.266890	12.558428	11.46%	0
2015	11.721514	11.266890	-3.88%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.362007	10.229727	-1.28%	12,485
2017*	10.000000	10.362007	3.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.080942	10.123885	0.43%	0
2017*	10.000000	10.080942	0.81%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.023604	10.409760	-5.57%	0
2017	10.111268	11.023604	9.02%	0
2016	9.980258	10.111268	1.31%	0
2015	10.921017	9.980258	-8.61%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.048613	10.033180	-0.15%	1,637
2017	9.976411	10.048613	0.72%	1,125
2016	9.908190	9.976411	0.69%	0
2015*	10.000000	9.908190	-0.92%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.961333	10.721997	-2.18%	11,311
2017	10.621784	10.961333	3.20%	11,644
2016	10.516847	10.621784	1.00%	1,581
2015	10.646686	10.516847	-1.22%	408
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.270881	11.054209	-9.92%	2,545
2017	10.493552	12.270881	16.94%	2,327
2016	9.378679	10.493552	11.89%	1,411
2015*	10.000000	9.378679	-6.21%	837
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	33.373029	28.869997	-13.49%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	14.026202	12.112174	-13.65%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.072784	10.000780	-0.71%	6,321
2017	8.036405	10.072784	25.34%	4,138
2016	9.142248	8.036405	-12.10%	222
2015*	10.000000	9.142248	-8.58%	120
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	9.966706	10.507506	5.43%	794
2017	9.870096	9.966706	0.98%	728
2016	9.786049	9.870096	0.86%	1,306
2015	10.030924	9.786049	-2.44%	61
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.712768	-22.87%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.781403	8.853807	-17.88%	0
2017*	10.000000	10.781403	7.81%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.423706	6.640044	-29.54%	5,569
2017	9.764146	9.423706	-3.49%	3,244
2016	6.915292	9.764146	41.20%	1,808
2015*	10.000000	6.915292	-30.85%	813

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.640640	-23.59%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.405438	7.495820	-20.30%	2,711
2017	9.643754	9.405438	-2.47%	2,523
2016	6.963995	9.643754	38.48%	642
2015	11.407052	6.963995	-38.95%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	12.985256	11.169515	-13.98%	61
2017	10.565378	12.985256	22.90%	782
2016	9.948993	10.565378	6.20%	0
2015	10.250915	9.948993	-2.95%	504
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.293837	9.837715	-4.43%	3,869
2017	10.095378	10.293837	1.97%	972
2016	9.832866	10.095378	2.67%	296
2015	10.250846	9.832866	-4.08%	0
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4 - Q/NQ
2018	12.800111	11.464925	-10.43%	12,966
2017	11.151647	12.800111	14.78%	11,105
2016	9.568431	11.151647	16.55%	8,426
2015*	10.000000	9.568431	-4.32%	7,490
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.744352	9.800162	-8.79%	5,125
2017	9.697450	10.744352	10.80%	139
2016	9.500140	9.697450	2.08%	804
2015	9.835857	9.500140	-3.41%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	13.975115	12.258025	-12.29%	2,139
2017	11.310610	13.975115	23.56%	1,953
2016	11.291203	11.310610	0.17%	0
2015	11.482875	11.291203	-1.67%	0
American Funds Insurance Series® - International Fund: Class 4 - Q/NQ
2018	11.729734	9.988391	-14.85%	5,477
2017	9.041987	11.729734	29.73%	3,553
2016	8.906763	9.041987	1.52%	477
2015*	10.000000	8.906763	-10.93%	0
American Funds Insurance Series® - New World Fund®: Class 4 - Q/NQ
2018	12.139109	10.236593	-15.67%	1,652
2017	9.563100	12.139109	26.94%	1,551
2016	9.256321	9.563100	3.31%	441
2015*	10.000000	9.256321	-7.44%	766

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.883502	10.393791	-4.50%	35,885
2017	10.334087	10.883502	5.32%	10,836
2016	9.313145	10.334087	10.96%	6,098
2015*	10.000000	9.313145	-6.87%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.003539	9.766610	-2.37%	6,416
2017	9.854941	10.003539	1.51%	395
2016*	10.000000	9.854941	-1.45%	396
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.730689	11.590968	-8.95%	433
2017	11.111319	12.730689	14.57%	433
2016*	10.000000	11.111319	11.11%	440
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	13.619598	12.378532	-9.11%	8,983
2017	12.178036	13.619598	11.84%	8,981
2016	11.927909	12.178036	2.10%	2,003
2015	12.250671	11.927909	-2.63%	1,257
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.091827	9.155008	-9.28%	5,681
2017*	10.000000	10.091827	0.92%	308
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.183290	9.613886	-5.59%	1,578
2017*	10.000000	10.183290	1.83%	51
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	12.922577	10.554836	-18.32%	2,433
2017	11.756427	12.922577	9.92%	965
2016	9.118521	11.756427	28.93%	215
2015*	10.000000	9.118521	-8.81%	517
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.353207	11.071807	-17.09%	1,500
2017	11.801561	13.353207	13.15%	1,500
2016	10.415622	11.801561	13.31%	2,421
2015	10.863731	10.415622	-4.12%	922
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.420575	10.238896	-1.74%	19,736
2017	10.242317	10.420575	1.74%	15,492
2016	9.558575	10.242317	7.15%	981
2015*	10.000000	9.558575	-4.41%	472
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.225458	-17.75%	273

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.606839	10.907355	-6.03%	3,586
2017	10.163078	11.606839	14.21%	7,036
2016	9.659009	10.163078	5.22%	0
2015*	10.000000	9.659009	-3.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.886674	11.507884	-10.70%	6,183
2017	11.235772	12.886674	14.69%	4,222
2016*	10.000000	11.235772	12.36%	1,911
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.435320	13.155267	-2.08%	75,399
2017	10.132288	13.435320	32.60%	17,279
2016	10.245461	10.132288	-1.10%	3,480
2015*	10.000000	10.245461	2.45%	813
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.178941	9.931274	-2.43%	31,220
2017	9.951958	10.178941	2.28%	1,070
2016*	10.000000	9.951958	-0.48%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.006378	10.125055	-8.01%	627
2017	10.783787	11.006378	2.06%	635
2016	10.395987	10.783787	3.73%	1,139
2015*	10.000000	10.395987	3.96%	503
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.706911	10.232060	-4.43%	20,710
2017	10.122275	10.706911	5.78%	9,768
2016	9.527725	10.122275	6.24%	21,336
2015	9.878838	9.527725	-3.55%	4,188
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	15.898164	14.125827	-11.15%	9,181
2017	14.434997	15.898164	10.14%	9,186
2016	12.967322	14.434997	11.32%	97
2015	14.058379	12.967322	-7.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	11.978092	11.272363	-5.89%	12,303
2017	11.104331	11.978092	7.87%	10,114
2016	9.901558	11.104331	12.15%	2,175
2015	10.831818	9.901558	-8.59%	845
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.235236	11.555522	-12.69%	93
2017	12.391245	13.235236	6.81%	93
2016	11.231074	12.391245	10.33%	0
2015	11.852145	11.231074	-5.24%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.525822	9.549320	0.25%	26,012
2017	9.502210	9.525822	0.25%	18,616
2016	9.385395	9.502210	1.24%	13,349
2015*	10.000000	9.385395	-6.15%	6,522
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.093151	10.436101	-5.92%	898
2017	9.971319	11.093151	11.25%	0
2016	9.716673	9.971319	2.62%	0
2015	10.489923	9.716673	-7.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.639427	9.609208	-0.31%	932
2017	9.679150	9.639427	-0.41%	932
2016	9.747428	9.679150	-0.70%	0
2015	9.967273	9.747428	-2.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.596049	5.901026	-10.54%	5,340
2017	6.169109	6.596049	6.92%	5,649
2016	7.358894	6.169109	-16.17%	5,508
2015	7.599995	7.358894	-3.17%	3,733
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	15.469797	13.245152	-14.38%	208
2017	13.694520	15.469797	12.96%	208
2016	13.833010	13.694520	-1.00%	0
2015	13.890053	13.833010	-0.41%	1,451
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.002806	8.404175	-6.65%	0
2017	8.828991	9.002806	1.97%	0
2016	9.020325	8.828991	-2.12%	0
2015	9.005171	9.020325	0.17%	1,111
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.583878	10.627133	-8.26%	2,721
2017	10.723358	11.583878	8.02%	2,721
2016	9.776880	10.723358	9.68%	1,130
2015	10.398508	9.776880	-5.98%	0
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares - Q/NQ
2018	12.342638	11.153692	-9.63%	13,505
2017	10.605188	12.342638	16.38%	8,834
2016	9.463320	10.605188	12.07%	16,281
2015*	10.000000	9.463320	-5.37%	3,756

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series II Shares - Q/NQ
2018	10.910074	9.097627	-16.61%	0
2017	9.038441	10.910074	20.71%	0
2016	9.254136	9.038441	-2.33%	0
2015*	10.000000	9.254136	-7.46%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	12.837294	11.937648	-7.01%	0
2017	11.035496	12.837294	16.33%	0
2016	11.515886	11.035496	-4.17%	0
2015	12.775433	11.515886	-9.86%	1,705
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2018	8.928580	5.782929	-35.23%	9,594
2017	10.391943	8.928580	-14.08%	3,759
2016	7.852631	10.391943	32.34%	7,291
2015*	10.000000	7.852631	-21.47%	405
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	11.713926	11.569278	-1.23%	26,578
2017	10.081565	11.713926	16.19%	20,484
2016	9.825412	10.081565	2.61%	5,652
2015*	10.000000	9.825412	-1.75%	0
Janus Henderson VIT Enterprise Portfolio: Service Shares - Q/NQ
2018	13.300440	12.992709	-2.31%	5,531
2017	10.640674	13.300440	25.00%	6,997
2016	9.650597	10.640674	10.26%	385
2015*	10.000000	9.650597	-3.49%	339
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.135277	9.838927	-2.92%	4,689
2017	9.970544	10.135277	1.65%	4,689
2016	9.917031	9.970544	0.54%	5,415
2015*	10.000000	9.917031	-0.83%	928
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	16.001619	15.879156	-0.77%	9,421
2017	11.226765	16.001619	42.53%	6,148
2016	10.025841	11.226765	11.98%	1,093
2015*	10.000000	10.025841	0.26%	595
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 - Q/NQ
2018	11.326905	10.435987	-7.87%	8,503
2017	9.855958	11.326905	14.92%	8,503
2016	9.468281	9.855958	4.09%	0
2015*	10.000000	9.468281	-5.32%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 - Q/NQ
2018	11.062549	10.344257	-6.49%	1,393
2017	10.068821	11.062549	9.87%	0
2016	9.639467	10.068821	4.45%	0
2015*	10.000000	9.639467	-3.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.814437	8.661421	-19.91%	11,712
2017	8.601727	10.814437	25.72%	5,535
2016	7.240929	8.601727	18.79%	3,196
2015	9.209577	7.240929	-21.38%	2,630
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II - Q/NQ
2018	10.461970	9.406969	-10.08%	311
2017	9.170840	10.461970	14.08%	323
2016	9.237743	9.170840	-0.72%	0
2015*	10.000000	9.237743	-7.62%	0
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II - Q/NQ
2018	11.838376	12.015419	1.50%	11,447
2017	9.713684	11.838376	21.87%	707
2016	9.357844	9.713684	3.80%	0
2015*	10.000000	9.357844	-6.42%	371
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	10.819911	10.197357	-5.75%	5,386
2017	10.145921	10.819911	6.64%	2,466
2016	8.942338	10.145921	13.46%	1,482
2015	9.680843	8.942338	-7.63%	1,224
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC - Q/NQ
2018	10.077374	10.024206	-0.53%	2,167
2017	10.026512	10.077374	0.51%	932
2016	9.852456	10.026512	1.77%	0
2015*	10.000000	9.852456	-1.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.350807	10.074592	-2.67%	12,371
2017	10.132476	10.350807	2.15%	3,512
2016	9.880795	10.132476	2.55%	3,512
2015*	10.000000	9.880795	-1.19%	3,512
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	11.971540	11.468074	-4.21%	2,248
2017	10.906224	11.971540	9.77%	777
2016*	10.000000	10.906224	9.06%	475
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class - Q/NQ
2018	10.346238	10.257056	-0.86%	1,845
2017	9.187681	10.346238	12.61%	9,663
2016	8.397817	9.187681	9.41%	1,837
2015*	10.000000	8.397817	-16.02%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class - Q/NQ
2018	12.046607	10.900139	-9.52%	194
2017	10.166907	12.046607	18.49%	693
2016	9.555770	10.166907	6.40%	0
2015*	10.000000	9.555770	-4.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.080455	11.309484	-6.38%	0
2017	11.106842	12.080455	8.77%	0
2016	10.655324	11.106842	4.24%	0
2015	11.110834	10.655324	-4.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	12.414419	11.021209	-11.22%	6,586
2017	9.952768	12.414419	24.73%	5,124
2016	9.744936	9.952768	2.13%	1,977
2015*	10.000000	9.744936	-2.55%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2018	11.817041	10.271225	-13.08%	2,945
2017	10.594231	11.817041	11.54%	810
2016	9.304786	10.594231	13.86%	808
2015*	10.000000	9.304786	-6.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.343862	11.283902	-8.59%	12,693
2017	11.452600	12.343862	7.78%	5,655
2016	10.530053	11.452600	8.76%	5,434
2015	10.834069	10.530053	-2.81%	3,738
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.221962	10.165112	-9.42%	3,503
2017	10.137950	11.221962	10.69%	524
2016	8.965633	10.137950	13.08%	766
2015	10.586013	8.965633	-15.31%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	12.682991	11.449731	-9.72%	15,383
2017	11.754144	12.682991	7.90%	7,144
2016	11.588895	11.754144	1.43%	6,155
2015	11.952838	11.588895	-3.04%	4,500
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.317893	11.308152	-8.20%	3,341
2017	10.799743	12.317893	14.06%	3,341
2016	10.408615	10.799743	3.76%	3,341
2015	11.322599	10.408615	-8.07%	3,341

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	12.025802	10.706250	-10.97%	1,001
2017	11.275559	12.025802	6.65%	1,119
2016	9.536614	11.275559	18.23%	204
2015*	10.000000	9.536614	-4.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.076820	15.022875	-6.56%	58,974
2017	14.116327	16.076820	13.89%	41,219
2016	13.167458	14.116327	7.21%	4,944
2015	13.257899	13.167458	-0.68%	5,060
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.225671	9.948084	-2.71%	1,566
2017	10.073228	10.225671	1.51%	1,508
2016	9.977316	10.073228	0.96%	1,165
2015*	10.000000	9.977316	-0.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	12.288673	10.946055	-10.93%	1,054
2017	9.539954	12.288673	28.81%	1,251
2016	9.681430	9.539954	-1.46%	544
2015*	10.000000	9.681430	-3.19%	337
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	13.294081	12.987676	-2.30%	21,014
2017	10.576459	13.294081	25.70%	11,328
2016	9.859736	10.576459	7.27%	0
2015*	10.000000	9.859736	-1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	12.651266	12.169497	-3.81%	64,208
2017	10.549645	12.651266	19.92%	36,188
2016	9.655592	10.549645	9.26%	31,315
2015*	10.000000	9.655592	-3.44%	29,759
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.421500	10.008274	-3.97%	5,441
2017	9.964926	10.421500	4.58%	3,866
2016	9.325305	9.964926	6.86%	532
2015	9.763968	9.325305	-4.49%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	12.245745	11.144166	-9.00%	3,938
2017	10.579290	12.245745	15.75%	669
2016	9.148556	10.579290	15.64%	0
2015*	10.000000	9.148556	-8.51%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.928684	9.836933	-9.99%	1,730
2017	9.382024	10.928684	16.49%	197
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.090100	10.579033	-4.61%	2,233
2017	10.561962	11.090100	5.00%	1,902
2016	9.406971	10.561962	12.28%	14,101
2015	9.820864	9.406971	-4.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.479044	12.591618	-6.58%	5,544
2017	10.984679	13.479044	22.71%	6,739
2016*	10.000000	10.984679	9.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	12.213208	11.304935	-7.44%	0
2017	10.490974	12.213208	16.42%	0
2016	9.687214	10.490974	8.30%	0
2015*	10.000000	9.687214	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.120433	9.916288	-2.02%	17,650
2017	9.978337	10.120433	1.42%	16,911
2016	9.920899	9.978337	0.58%	7,361
2015	10.073068	9.920899	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	17.902559	15.713672	-12.23%	4,883
2017	15.193818	17.902559	17.83%	4,918
2016	14.255721	15.193818	6.58%	4,811
2015	14.753660	14.255721	-3.38%	4,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.333652	13.217143	-7.79%	1,568
2017	13.006016	14.333652	10.21%	967
2016	12.462381	13.006016	4.36%	942
2015	12.807136	12.462381	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.064952	14.509262	-9.68%	5,257
2017	14.104395	16.064952	13.90%	5,217
2016	13.362036	14.104395	5.56%	5,122
2015	13.769170	13.362036	-2.96%	5,116

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.927371	11.423919	-4.22%	9,828
2017	11.401933	11.927371	4.61%	8,522
2016	11.081516	11.401933	2.89%	8,430
2015	11.350744	11.081516	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.400454	10.425110	-8.56%	0
2017	10.099833	11.400454	12.88%	0
2016	9.728235	10.099833	3.82%	0
2015	10.335251	9.728235	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.640291	10.637477	-8.62%	1,587
2017	10.047456	11.640291	15.85%	0
2016	9.618044	10.047456	4.46%	0
2015	10.280775	9.618044	-6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.208003	13.895816	-8.63%	993
2017	13.567182	15.208003	12.09%	2,143
2016	12.923239	13.567182	4.98%	0
2015	13.281632	12.923239	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	16.806524	14.956957	-11.01%	41
2017	14.472552	16.806524	16.13%	130
2016	13.676452	14.472552	5.82%	0
2015	14.118780	13.676452	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.534954	12.676379	-6.34%	727
2017	12.523375	13.534954	8.08%	2,389
2016	12.012408	12.523375	4.25%	0
2015	12.345451	12.012408	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	10.407707	10.164644	-2.34%	6,983
2017	10.157306	10.407707	2.47%	6,432
2016	9.834977	10.157306	3.28%	6,418
2015*	10.000000	9.834977	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	10.876755	10.540836	-3.09%	0
2017	10.657271	10.876755	2.06%	0
2016	10.485780	10.657271	1.64%	0
2015	10.717122	10.485780	-2.16%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.444926	12.758341	-11.68%	1,567
2017	12.458390	14.444926	15.95%	146
2016	11.371857	12.458390	9.55%	0
2015	11.939824	11.371857	-4.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.339723	12.092732	-9.35%	0
2017	11.914808	13.339723	11.96%	0
2016	11.137481	11.914808	6.98%	0
2015	11.527405	11.137481	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.457112	12.061666	-3.17%	879
2017	9.967422	12.457112	24.98%	936
2016	9.808108	9.967422	1.62%	818
2015*	10.000000	9.808108	-1.92%	330
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.444649	10.077431	-19.02%	4,343
2017	8.959483	12.444649	38.90%	8,987
2016	8.475525	8.959483	5.71%	0
2015*	10.000000	8.475525	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II - Q/NQ
2018	9.847253	9.659479	-1.91%	6,193
2017	9.831827	9.847253	0.16%	601
2016	9.948466	9.831827	-1.17%	0
2015*	10.000000	9.948466	-0.52%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	8.765684	8.718310	-0.54%	8,096
2017	8.893133	8.765684	-1.43%	0
2016	9.041740	8.893133	-1.64%	7,206
2015	9.193430	9.041740	-1.65%	1,700
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	11.293603	9.462199	-16.22%	2,615
2017	9.036016	11.293603	24.98%	1,757
2016	9.129339	9.036016	-1.02%	0
2015*	10.000000	9.129339	-8.71%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.551606	9.791186	-15.24%	23,676
2017	9.404456	11.551606	22.83%	13,021
2016	9.474376	9.404456	-0.74%	3,629
2015	9.726665	9.474376	-2.59%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.611946	11.304432	-10.37%	18,300
2017	10.827457	12.611946	16.48%	19,473
2016	10.056465	10.827457	7.67%	0
2015	10.328277	10.056465	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.479773	10.741835	-6.43%	3,360
2017	10.502780	11.479773	9.30%	3,352
2016	10.045367	10.502780	4.55%	3,511
2015	10.231667	10.045367	-1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.066587	11.098556	-8.02%	148
2017	10.685988	12.066587	12.92%	0
2016	10.084307	10.685988	5.97%	0
2015	10.308323	10.084307	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.654088	10.288395	-3.43%	16,498
2017	10.249869	10.654088	3.94%	16,358
2016	9.995195	10.249869	2.55%	10,375
2015	10.136047	9.995195	-1.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.467155	10.642503	-7.19%	349
2017	10.224408	11.467155	12.15%	513
2016	9.834155	10.224408	3.97%	514
2015	10.334098	9.834155	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.803383	10.904786	-7.61%	3,120
2017	10.260378	11.803383	15.04%	3,042
2016	9.754053	10.260378	5.19%	0
2015	10.326112	9.754053	-5.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	11.812104	10.956325	-7.24%	62,740
2017	10.634940	11.812104	11.07%	35,875
2016	10.091997	10.634940	5.38%	24,578
2015	10.295774	10.091997	-1.98%	21,776
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.312054	11.172237	-9.26%	37,142
2017	10.728606	12.312054	14.76%	24,699
2016	10.055266	10.728606	6.70%	5,735
2015	10.299134	10.055266	-2.37%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.228614	10.630231	-5.33%	3,713
2017	10.453557	11.228614	7.41%	9,316
2016	10.055027	10.453557	3.96%	19,240
2015	10.226854	10.055027	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.853085	11.094521	-6.40%	10,870
2017	10.251856	11.853085	15.62%	9,544
2016	9.602582	10.251856	6.76%	0
2015*	10.000000	9.602582	-3.97%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.396341	11.876767	-4.19%	939
2017	10.356643	12.396341	19.69%	7,835
2016	9.568725	10.356643	8.23%	1,007
2015*	10.000000	9.568725	-4.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.072001	11.391618	-12.85%	28,846
2017	11.479317	13.072001	13.87%	25,209
2016	9.702734	11.479317	18.31%	14,587
2015	10.122039	9.702734	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.022228	12.310277	-18.05%	0
2017	12.166599	15.022228	23.47%	0
2016	12.683673	12.166599	-4.08%	0
2015	12.981459	12.683673	-2.29%	382
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.412286	8.464400	-18.71%	0
2017	8.639529	10.412286	20.52%	0
2016	8.367264	8.639529	3.25%	0
2015	8.988151	8.367264	-6.91%	553
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	21.749998	20.672456	-4.95%	5,397
2017	17.026432	21.749998	27.74%	1,066
2016	16.973506	17.026432	0.31%	0
2015	16.734538	16.973506	1.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	19.214708	16.667345	-13.26%	3,745
2017	17.082748	19.214708	12.48%	3,824
2016	14.967003	17.082748	14.14%	0
2015	15.759715	14.967003	-5.03%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	21.171943	19.353135	-8.59%	3,729
2017	16.880182	21.171943	25.42%	687
2016	16.182651	16.880182	4.31%	1,627
2015	16.511242	16.182651	-1.99%	311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.468749	19.189071	-14.60%	2,613
2017	20.067481	22.468749	11.97%	608
2016	17.350571	20.067481	15.66%	2,045
2015	18.165883	17.350571	-4.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	11.625611	10.493327	-9.74%	1,196
2017	9.482863	11.625611	22.60%	922
2016	8.922527	9.482863	6.28%	2,610
2015*	10.000000	8.922527	-10.77%	562
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	12.155252	9.906670	-18.50%	205
2017	11.363892	12.155252	6.96%	714
2016	9.198002	11.363892	23.55%	3,882
2015*	10.000000	9.198002	-8.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	12.246150	10.497352	-14.28%	3,763
2017	10.999196	12.246150	11.34%	0
2016	9.125884	10.999196	20.53%	0
2015*	10.000000	9.125884	-8.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	12.305958	12.068211	-1.93%	351
2017	10.405239	12.305958	18.27%	98
2016	9.517369	10.405239	9.33%	1,029
2015*	10.000000	9.517369	-4.83%	1,029
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.008982	11.330593	-5.65%	4,084
2017	11.503198	12.008982	4.40%	2,297
2016	10.912424	11.503198	5.41%	403
2015	11.761235	10.912424	-7.22%	477
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.203147	12.384420	-6.20%	142,174
2017	11.045838	13.203147	19.53%	102,331
2016	10.057421	11.045838	9.83%	43,289
2015	10.108576	10.057421	-0.51%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.713426	9.630638	-0.85%	9,956
2017	9.722404	9.713426	-0.09%	0
2016	9.644746	9.722404	0.81%	0
2015	9.840120	9.644746	-1.99%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.748937	11.115196	-12.81%	18,123
2017	11.352317	12.748937	12.30%	13,041
2016	9.549221	11.352317	18.88%	10,973
2015	10.207781	9.549221	-6.45%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	10.655051	8.834241	-17.09%	117
2017	8.827767	10.655051	20.70%	117
2016	8.876479	8.827767	-0.55%	0
2015*	10.000000	8.876479	-11.24%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.609360	8.808976	-8.33%	0
2017	9.158214	9.609360	4.93%	0
2016	9.371863	9.158214	-2.28%	0
2015	10.036999	9.371863	-6.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.364527	13.085844	-14.83%	9,970
2017	11.459421	15.364527	34.08%	16,192
2016	11.669488	11.459421	-1.80%	117
2015	11.444970	11.669488	1.96%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.313274	8.950246	-20.89%	7,496
2017	9.096827	11.313274	24.37%	6,018
2016	9.507180	9.096827	-4.32%	3,897
2015*	10.000000	9.507180	-4.93%	3,758
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	11.578727	10.186570	-12.02%	12,887
2017	10.334802	11.578727	12.04%	2,245
2016	8.929631	10.334802	15.74%	2,773
2015*	10.000000	8.929631	-10.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.555613	10.744910	-7.02%	433
2017	10.362553	11.555613	11.51%	0
2016	9.331646	10.362553	11.05%	112
2015	10.448212	9.331646	-10.69%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.396945	5.397371	-15.63%	486
2017	6.373502	6.396945	0.37%	486
2016	5.641176	6.373502	12.98%	0
2015	7.716070	5.641176	-26.89%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.308972	10.231875	-0.75%	6,854
2017	9.991289	10.308972	3.18%	6,597
2016	9.708653	9.991289	2.91%	3,570
2015	10.051235	9.708653	-3.41%	3,570
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	13.468318	12.605768	-6.40%	0
2017	12.473693	13.468318	7.97%	154
2016	11.202227	12.473693	11.35%	91
2015	11.666088	11.202227	-3.98%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.355032	10.212398	-1.38%	5,683
2017*	10.000000	10.355032	3.55%	3,363
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.074150	10.106731	0.32%	0
2017*	10.000000	10.074150	0.74%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.938046	10.318426	-5.66%	108
2017	10.042968	10.938046	8.91%	108
2016	9.922894	10.042968	1.21%	0
2015	10.869292	9.922894	-8.71%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.023505	9.997896	-0.26%	5,450
2017	9.961576	10.023505	0.62%	8,749
2016	9.903479	9.961576	0.59%	0
2015*	10.000000	9.903479	-0.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.887371	10.638761	-2.28%	12,181
2017	10.560804	10.887371	3.09%	8,048
2016	10.467077	10.560804	0.90%	2,555
2015	10.607078	10.467077	-1.32%	884
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	12.240213	11.015307	-10.01%	1,327
2017	10.477946	12.240213	16.82%	90
2016	9.374216	10.477946	11.77%	0
2015*	10.000000	9.374216	-6.26%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	32.826783	28.368429	-13.58%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	13.796551	11.901691	-13.73%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	10.047592	9.965571	-0.82%	20,824
2017	8.024433	10.047592	25.21%	17,319
2016	9.137892	8.024433	-12.19%	3,928
2015*	10.000000	9.137892	-8.62%	3,447
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	9.924936	10.452786	5.32%	1,107
2017	9.838702	9.924936	0.88%	1,851
2016	9.764817	9.838702	0.76%	514
2015	10.019337	9.764817	-2.54%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S - Q/NQ
2018*	10.000000	7.707510	-22.92%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.774141	8.838798	-17.96%	951
2017*	10.000000	10.774141	7.74%	898
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	9.400136	6.616665	-29.61%	17,227
2017	9.749589	9.400136	-3.58%	9,917
2016	6.911979	9.749589	41.05%	8,574
2015*	10.000000	6.911979	-30.88%	5,300

NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

AC VP Inc - AC VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

AFIS(R) - International Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

AFIS(R) - New World Fund: Class 4 (AMVNW4)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

AMUNDI PIONEER

Pioneer VCT - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)(1)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)(1)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

BR VSF Inc - BR iShares(R) Dynamic Allocation VI Fund: Class III (BRVDA3)

CREDIT SUISSE ASSET MANAGEMENT

CS Trust - Commodity Return SP (CSCRS)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

FID VIPs Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

FID VIPs Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

FID VIPs Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

FID VIPs Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: Service Class 2 (FG2)

FID VIPs Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

FID VIPs - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

FID VIPs Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Global Managed Futures Strategy (RVMFU)

GGH Variable Fund - Long Short Equity Fund (RSRF)

Rydex VT - Banking Fund (RBKF)

Rydex VT - Basic Materials Fund (RBMF)

Rydex VT - Biotechnology Fund (RBF)

Rydex VT - Commodities Strategy Fund (RVCMD)

Rydex VT - Consumer Products Fund (RCPF)

Rydex VT - Dow 2x Strategy Fund (RVLDD)

Rydex VT - Electronics Fund (RELF)

Rydex VT - Energy Fund (RENF)

Rydex VT - Energy Services Fund (RESF)

Rydex VT - Europe 125x Strategy Fund (RLCE)

Rydex VT - Financial Services Fund (RFSF)

Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB)

Rydex VT - Health Care Fund (RHCF)

Rydex VT - Internet Fund (RINF)

Rydex VT - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex VT - Inverse Gov Long Bond Strategy Fund (RJNF)

Rydex VT - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex VT - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex VT - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex VT - Inverse S&P 500 Strategy Fund (RUF)

Rydex VT - Japan 2x Strategy Fund (RLCJ)

Rydex VT - Leisure Fund (RLF)

Rydex VT - Mid-Cap 15x Strategy Fund (RMED)

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex VT - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex VT - NASDAQ-100(R) Fund (ROF)

Rydex VT - Nova Fund (RNF)

Rydex VT - Precious Metals Fund (RPMF)

Rydex VT - Real Estate Fund (RREF)

Rydex VT - Retailing Fund (RRF)

Rydex VT - Russell 2000(R) 15x Strategy Fund (RMEK)

Rydex VT - S&P 500 2x Strategy Fund (RTF)

Rydex VT - S&P 500 Pure Growth Fund (RVLCG)

Rydex VT - S&P 500 Pure Value Fund (RVLCV)

Rydex VT - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex VT - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex VT - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex VT - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex VT - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex VT - Technology Fund (RTEC)

Rydex VT - Telecommunications Fund (RTEL)

Rydex VT - Transportation Fund (RTRF)

Rydex VT - Utilities Fund (RUTL)

Rydex VT - Weakening Dollar 2x Strategy Fund (RVWDL)

GGH Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex VT - High Yield Strategy Fund (RHYS)

INVESCO INVESTMENTS

IVCO - IVCO VI Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

IVCO - IVCO VI International Growth Fund: Series II Shares (AVIE2)

IVCO - IVCO VI Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Energy: Class II (WRENG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Global Allocation Portfolio: Class 2 (JPIGA2)

JPM IT - JPM IT Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

LR S Inc - LR Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

LM PVIT - WA Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

LM PVET - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

LM PVET - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

LM ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) VIT II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) VIT - MFS Utilities Series: Service Class (MVUSC)

MFS(R) VIT II - MFS International Value Portfolio: Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Emerging Markets Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Strategist Portfolio: Class II (MSVGT2)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT International Index Fund: Class I (NVIX)

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT Emerging Markets Fund: Class I (GEM)

NW VIT - NVIT Emerging Markets Fund: Class II (GEM2)

NW VIT - NVIT International Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Gov Bond Fund: Class II (GBF2)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)(1)

NW VIT - TMPLT NVIT International Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)(1)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT Gov MM Fund: Class II (NVMM2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - US Equity Index Put Write SP: S Class Shares (NBARMS)

NORTHERN LIGHTS

NL VT - 7Twelve Balanced Portfolio (NO7TB)

NL VT - Power Income VIT Fund advised by WE Donoghue: Class 2 (NOVPI2)

NL VT - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

OPPENHEIMER FUNDS

OVAF - Oppenheimer International Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)(1)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT – Commodity Real Return(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - GB OP (Unhedged): Advisor Class (PMVGBD)(1)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)(1)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

PRO FUNDS

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Access High Yield Fund (PROAHY)

ProFund VP Asia 30 (PROA30)

ProFund VP Banks (PROBNK)

ProFund VP Basic Materials (PROBM)

ProFund VP Bear (PROBR)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Emerging Markets (PROEM)

ProFund VP Europe 30 (PROE30)

ProFund VP Financials (PROFIN)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Internet (PRONET)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP US Gov Plus (PROGVP)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

T. ROWE PRICE

TRP Equity Series Inc - TRP Health Service Class Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period June 26, 2018 (inception) to December 31, 2018.

AB FUNDS

AB VPS Fund Inc - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period May 10, 2017 (inception) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period May 5, 2017 (inception) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)(1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period May 21, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period May 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period May 3, 2017 (inception) to December 31, 2017.

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period June 9, 2017 (inception) to December 31, 2017.

PIMCO FUNDS

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)(1)

Statement of operations for the period from January 1, 2018 to April 27, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation) and the year ended December 31, 2017.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Strategic Income Fund: Advisor Shares (GVSIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period June 6, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period May 18, 2017 (inception) to December 31, 2017.

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period June 19, 2018 (inception) to December 31, 2018.

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Emerging Markets Fund: Class S (VEEMS)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to March 20, 2017 (liquidation).

NORTHERN LIGHTS

NL VT - Mariner Managed Futures SP: Class 2 (NOVMH2)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to November 1, 2017 (liquidation).

AMUNDI PIONEER

Pioneer VCT - Pioneer Emerging Markets VCT Portfolio: Class II (PIVEM2)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to April 21, 2017 (liquidation).

NATIONWIDE FUNDS GROUP

NW VIT - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P (NLFOSP)

NW VIT - NVIT Flexible Fixed Income Fund: Class P (NVFIP)

NW VIT - NVIT Flexible Moderate Growth Fund: Class P (NVFMGP)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to February 24, 2017 (liquidation).

GUGGENHEIM VARIABLE FUND

GGH Variable Fund - CLS Global Diversified Equity Fund (RVAMR)

GGH Variable Fund - CLS Global Growth Fund (RVBER)

GGH Variable Fund - CLS Growth and Income Fund (RVCLR)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets**,***:
Investments at fair value:
LM PVIT - WA Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
623,267 shares (cost $4,689,466)	$4,269,377
LM PVET - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
153,404 shares (cost $4,047,870)	3,486,878
LM PVET - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
89,087 shares (cost $1,495,251)	1,591,978
LM ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
158,925 shares (cost $4,418,170)	3,625,087
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
429,427 shares (cost $8,607,296)	7,175,721
IVCO - IVCO VI Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
481,887 shares (cost $5,253,282)	4,500,825
IVCO - IVCO VI Intnl Growth Fund: Series II Shares (AVIE2)
36,561 shares (cost $1,344,214)	1,188,610
IVCO - IVCO VI Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
477,257 shares (cost $8,661,186)	8,251,771
NL VT - 7Twelve Balanced Portfolio (NO7TB)
91,854 shares (cost $1,031,498)	1,041,622
NL VT - Power Income VIT Fund advised by WE Donoghue: Class 2 (NOVPI2)
467,487 shares (cost $4,632,194)	4,380,357
NL VT - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2,263,442 shares (cost $23,734,289)	20,959,475
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
73,587 shares (cost $822,974)	734,401
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
12,089 shares (cost $173,878)	148,577
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
338,575 shares (cost $3,208,535)	2,563,015
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
145,359 shares (cost $1,948,195)	1,609,122
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
1,274,138 shares (cost $12,406,159)	11,492,724
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
1,047,730 shares (cost $10,638,544)	10,100,117
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
68,004 shares (cost $1,253,808)	1,183,278
AC VP Inc - AC VP Value Fund: Class I (ACVV)
1,101,715 shares (cost $12,232,557)	11,028,171
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
257,027 shares (cost $5,873,579)	5,469,542
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
386,207 shares (cost $7,834,502)	6,720,009
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
1,604,244 shares (cost $22,086,286)	19,555,738
AFIS(R) - New World Fund: Class 4 (AMVNW4)
445,019 shares (cost $10,410,984)	9,216,337
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
1,501,495 shares (cost $14,862,700)	14,038,975
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
1,265,277 shares (cost $9,229,470)	8,603,882
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
280,553 shares (cost $3,238,863)	3,195,504
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
632,102 shares (cost $7,379,902)	6,415,833

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
1,931,914 shares (cost $27,246,889)	25,018,289
BR VSF Inc - BR iShares(R) Dynamic Allocation VI Fund: Class III (BRVDA3)
82,795 shares (cost $926,704)	851,134
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
168,924 shares (cost $1,093,663)	1,038,883
CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
399,392 shares (cost $2,995,514)	2,851,659
CS Trust - Commodity Return SP (CSCRS)
148,889 shares (cost $596,601)	516,645
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
116,068 shares (cost $4,641,423)	3,781,483
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
1,984,478 shares (cost $18,461,536)	17,701,542
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
497 shares (cost $5,466)	5,296
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC 2 (FC2)
172,230 shares (cost $5,699,917)	5,392,508
FID VIPs Fund - VIP Asset Manager Portfolio: SC 2 (FAM2)
33,191 shares (cost $486,499)	442,438
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
1,151,941 shares (cost $20,610,381)	18,857,282
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
475,455 shares (cost $10,583,979)	9,437,782
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
356,902 shares (cost $7,527,227)	6,759,717
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
729,119 shares (cost $50,930,448)	45,139,739
FID VIPs Fund - VIP High Income Portfolio: SC 2 (FHI2)
511,045 shares (cost $2,689,935)	2,447,905
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
532,851 shares (cost $6,625,056)	6,410,197
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
223,093 shares (cost $4,015,925)	3,658,727
FID VIPs Fund - VIP Strategic Income Portfolio: SC 2 (FVSIS2)
1,017,175 shares (cost $11,542,284)	10,832,910
FID VIPs - EM Portfolio: SC 2 (FEMS2)
30,102 shares (cost $332,760)	299,812
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
1,175,807 shares (cost $18,149,207)	17,331,393
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
401,000 shares (cost $7,882,522)	6,796,950
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
1,087,969 shares (cost $17,918,503)	18,310,515
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
576,310 shares (cost $4,133,673)	3,642,278
JPM IT - JPM IT Global Allocation Portfolio: Class 2 (JPIGA2)
109,856 shares (cost $1,734,979)	1,692,889
JPM IT - JPM IT Income Builder Portfolio: Class 2 (JPIIB2)
83,729 shares (cost $864,236)	843,986
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
204,098 shares (cost $7,232,197)	7,263,851
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
115,770 shares (cost $7,620,493)	7,292,338
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
332,280 shares (cost $4,255,766)	4,063,789
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
742,889 shares (cost $8,850,559)	8,312,926

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
802,122 shares (cost $16,516,938)	15,079,897
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
279,007 shares (cost $4,653,129)	4,452,946
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
479,266 shares (cost $7,001,140)	6,733,690
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
243,641 shares (cost $3,228,764)	2,974,346
MFS(R) VIT III - MFS Mid Cap Value Portfolio: SC (MV3MVS)
450,574 shares (cost $3,795,968)	3,311,717
MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)
50,990 shares (cost $2,508,476)	2,287,919
MFS(R) VIT II - MFS Global Tactical Allocation Portfolio: SC (MVGTAS)
123,391 shares (cost $1,901,166)	1,766,966
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
60,499 shares (cost $1,722,754)	1,745,987
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
729,528 shares (cost $18,974,579)	17,946,388
The Merger Fund VL - The Merger Fund VL (MGRFV)
366,635 shares (cost $4,034,824)	4,164,969
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
840,519 shares (cost $6,404,596)	5,681,911
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
1,536,564 shares (cost $11,845,075)	10,802,042
MS VIF Inc - Global Strategist Portfolio: Class II (MSVGT2)
138,523 shares (cost $1,404,266)	1,356,141
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
1,494,232 shares (cost $15,722,672)	14,748,074
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
199,304 shares (cost $1,947,125)	1,937,236
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2,332,221 shares (cost $24,290,568)	23,532,112
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
3,123,734 shares (cost $30,748,610)	27,145,246
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
321,751 shares (cost $3,590,205)	3,314,035
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
255,173 shares (cost $2,803,620)	2,646,141
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
175,143 shares (cost $2,823,261)	2,441,499
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2,826,751 shares (cost $70,334,442)	66,739,597
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
532,621 shares (cost $6,041,291)	5,896,109
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
657,272 shares (cost $20,424,786)	17,831,796
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
298,311 shares (cost $26,016,044)	23,518,807
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
395,902 shares (cost $22,146,385)	19,755,497
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
493,648 shares (cost $3,225,518)	2,966,824
NW VIT - NVIT EM Fund: Class I (GEM)
309,723 shares (cost $4,231,946)	3,471,995
NW VIT - NVIT EM Fund: Class II (GEM2)
133,470 shares (cost $1,732,547)	1,477,510
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
215,470 shares (cost $2,366,832)	2,096,519

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
308,823 shares (cost $3,510,977)	3,060,438
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
87,908 shares (cost $1,218,310)	1,041,705
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
962,547 shares (cost $9,809,278)	8,441,536
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
1,194,417 shares (cost $13,404,618)	11,753,066
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
1,569,944 shares (cost $17,351,516)	14,788,868
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
1,219,813 shares (cost $12,386,011)	11,722,406
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2,207,391 shares (cost $23,623,335)	21,102,656
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
780,689 shares (cost $7,476,636)	6,393,842
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
663,063 shares (cost $7,060,559)	6,438,338
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
288,080 shares (cost $3,079,643)	2,987,386
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
399,629 shares (cost $4,488,529)	4,319,994
NW VIT - NVIT NW Fund: Class I (TRF)
99,267 shares (cost $1,978,020)	1,876,141
NW VIT - NVIT NW Fund: Class II (TRF2)
20,973 shares (cost $380,362)	394,927
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
510,974 shares (cost $5,484,303)	5,349,899
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)
405,990 shares (cost $4,249,919)	4,234,478
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
555,666 shares (cost $7,270,990)	6,229,017
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
490,893 shares (cost $7,662,610)	7,063,947
NW VIT - NVIT ID CAF: Class II (NVDCA2)
925,646 shares (cost $16,878,172)	14,838,111
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
1,659,664 shares (cost $16,602,793)	15,766,805
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
5,314,349 shares (cost $67,557,787)	58,776,703
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
1,940,094 shares (cost $26,285,296)	22,466,290
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2,219,105 shares (cost $24,867,317)	22,501,728
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
1,567,053 shares (cost $39,395,940)	32,485,012
NW VIT - NVIT Gov MM Fund: Class I (SAM)
31,973 shares (cost $31,973)	31,973
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
447,350 shares (cost $4,900,964)	4,066,408
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
550,348 shares (cost $5,498,054)	4,986,155
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
627,288 shares (cost $7,911,012)	7,056,993
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
1,050,878 shares (cost $10,657,717)	8,911,443
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
9,270 shares (cost $106,727)	88,533

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
856,078 shares (cost $10,407,700)	7,773,191
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
978,861 shares (cost $10,083,140)	7,918,987
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
299,651 shares (cost $6,277,953)	4,779,436
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
99,633 shares (cost $1,842,994)	1,470,589
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
313,504 shares (cost $4,506,782)	3,323,138
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
157,493 shares (cost $2,232,229)	1,620,602
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
306,767 shares (cost $6,039,797)	4,702,734
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
110,819 shares (cost $2,158,295)	1,581,381
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
1,661,898 shares (cost $15,151,593)	14,608,082
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
1,667,428 shares (cost $17,116,312)	16,824,349
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
442,453 shares (cost $8,345,285)	7,720,813
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
87,851 shares (cost $1,032,449)	916,288
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
188,470 shares (cost $3,637,719)	3,098,448
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
637,081 shares (cost $4,081,717)	3,835,228
NW VIT - NVIT Gov MM Fund: Class II (NVMM2)
202,046,480 shares (cost $202,046,480)	202,046,480
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
516,467 shares (cost $6,220,132)	5,810,252
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
349,715 shares (cost $4,612,371)	3,962,270
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
128,616 shares (cost $1,376,427)	1,256,579
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
114,200 shares (cost $1,216,449)	1,103,173
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
249,880 shares (cost $2,906,153)	2,606,244
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
253,278 shares (cost $2,777,878)	2,585,968
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2,243,921 shares (cost $30,148,085)	23,628,485
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
9,741,715 shares (cost $160,537,706)	155,185,519
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
164,859 shares (cost $1,700,417)	1,600,777
NB AMT - US Equity Index PutWrite SP: S Class Shares (NBARMS)
107,569 shares (cost $1,028,486)	962,744
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
1,113,543 shares (cost $2,742,618)	2,360,711
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
266,366 shares (cost $12,049,718)	9,996,708
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
229,856 shares (cost $5,506,377)	4,604,025
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
1,025,246 shares (cost $10,827,292)	10,631,804

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
724,861 shares (cost $7,642,368)	7,284,854
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
179,740 shares (cost $1,893,481)	1,721,911
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
1,451,269 shares (cost $14,804,935)	14,628,793
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
2,270,374 shares (cost $24,524,020)	23,793,523
PIMCO VIT - CommodityReaLReturn(R) SP: Advisor Class (PMVRSD)
335,181 shares (cost $2,457,473)	2,041,252
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
309,694 shares (cost $3,987,597)	3,719,420
PIMCO VIT - GB OP (Unhedged): Advisor Class (PMVGBD)
327,365 shares (cost $3,978,053)	3,587,919
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
1,420,753 shares (cost $10,796,039)	10,343,080
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
397,772 shares (cost $4,180,090)	4,116,937
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
502,285 shares (cost $5,207,553)	5,168,512
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)
269,663 shares (cost $2,942,247)	2,923,150
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
64,535 shares (cost $763,368)	751,191
GMS VIT - GMS High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
657,222 shares (cost $6,847,286)	6,815,394
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
9,568 shares (cost $86,005)	81,523
Pioneer VCT - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
30,884 shares (cost $305,675)	268,073
ProFund VP UltraShort NASDAQ-100 (PROUSN)
10,503 shares (cost $370,621)	407,008
ProFund VP Access High Yield Fund (PROAHY)
147,019 shares (cost $3,958,596)	3,931,287
ProFund VP Asia 30 (PROA30)
20,036 shares (cost $1,057,446)	988,576
ProFund VP Banks (PROBNK)
78,025 shares (cost $1,992,756)	1,662,704
ProFund VP Basic Materials (PROBM)
32,273 shares (cost $2,123,707)	1,837,647
ProFund VP Bear (PROBR)
10,105 shares (cost $328,652)	347,607
ProFund VP Biotechnology (PROBIO)
78,099 shares (cost $5,515,077)	5,127,210
ProFund VP Bull (PROBL)
126,638 shares (cost $5,792,443)	5,377,059
ProFund VP Consumer Goods (PROCG)
37,698 shares (cost $1,985,060)	1,740,146
ProFund VP Consumer Services (PROCS)
79,264 shares (cost $6,114,436)	5,512,795
ProFund VP EM (PROEM)
135,677 shares (cost $3,347,938)	3,193,828
ProFund VP Europe 30 (PROE30)
162,181 shares (cost $3,903,459)	3,332,825
ProFund VP Financials (PROFIN)
98,469 shares (cost $4,091,247)	3,681,771
ProFund VP Health Care (PROHC)
145,150 shares (cost $10,945,468)	10,424,644

ProFund VP Industrials (PROIND)
46,465 shares (cost $3,848,665)	3,377,990
ProFund VP Intnl (PROINT)
105,550 shares (cost $1,937,561)	1,744,734
ProFund VP Internet (PRONET)
61,060 shares (cost $8,065,951)	6,850,364
ProFund VP Japan (PROJP)
31,596 shares (cost $1,553,339)	1,451,854
ProFund VP NASDAQ-100 (PRON)
289,232 shares (cost $12,180,085)	11,016,837
ProFund VP Oil & Gas (PROOG)
191,166 shares (cost $7,171,694)	5,541,895
ProFund VP Pharmaceuticals (PROPHR)
55,475 shares (cost $2,242,780)	1,933,310
ProFund VP Precious Metals (PROPM)
99,707 shares (cost $1,681,435)	1,703,992
ProFund VP Real Estate (PRORE)
43,444 shares (cost $2,540,467)	2,368,107
ProFund VP Rising Rates Opportunity (PRORRO)
9,222 shares (cost $458,030)	447,833
ProFund VP Semiconductor (PROSCN)
54,116 shares (cost $2,856,009)	2,400,570
ProFund VP Short EM (PROSEM)
1,870 shares (cost $86,697)	89,326
ProFund VP Short Intnl (PROSIN)
30,743 shares (cost $326,678)	337,246
ProFund VP Short NASDAQ-100 (PROSN)
10,272 shares (cost $115,133)	114,019
ProFund VP Technology (PROTEC)
203,430 shares (cost $9,317,054)	8,153,490
ProFund VP Telecommunications (PROTEL)
12,201 shares (cost $372,481)	346,751
ProFund VP US Gov Plus (PROGVP)
61,937 shares (cost $1,377,059)	1,434,472
ProFund VP UltraNASDAQ-100 (PROUN)
64,599 shares (cost $4,829,497)	4,393,352
ProFund VP Utilities (PROUTL)
262,182 shares (cost $11,735,270)	11,622,532
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
197,189 shares (cost $4,757,511)	4,559,004
GGH Variable Fund - Global Managed Futures Strategy (RVMFU)
294,579 shares (cost $5,093,793)	4,571,871
GGH Variable Fund - Long Short Equity Fund (RSRF)
450,722 shares (cost $6,857,471)	5,945,017
Rydex VT - Banking Fund (RBKF)
23,541 shares (cost $2,151,904)	1,799,701
Rydex VT - Basic Materials Fund (RBMF)
40,689 shares (cost $3,240,393)	2,661,875
Rydex VT - Biotechnology Fund (RBF)
92,917 shares (cost $8,429,592)	7,262,395
Rydex VT - Commodities Strategy Fund (RVCMD)
13,211 shares (cost $1,213,154)	947,107
Rydex VT - Consumer Products Fund (RCPF)
88,257 shares (cost $5,300,633)	4,922,105
Rydex VT - Dow 2x Strategy Fund (RVLDD)
74,611 shares (cost $9,065,403)	8,318,428
Rydex VT - Electronics Fund (RELF)
45,581 shares (cost $3,683,560)	3,067,172

Rydex VT - Energy Fund (RENF)
100,265 shares (cost $8,002,054)	5,546,674
Rydex VT - Energy Services Fund (RESF)
62,396 shares (cost $2,680,665)	1,891,208
Rydex VT - Europe 125x Strategy Fund (RLCE)
14,871 shares (cost $1,352,189)	1,256,483
Rydex VT - Financial Services Fund (RFSF)
61,114 shares (cost $4,961,713)	4,489,438
Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB)
195,596 shares (cost $5,424,019)	5,789,656
Rydex VT - Health Care Fund (RHCF)
188,935 shares (cost $12,921,081)	11,785,742
Rydex VT - Internet Fund (RINF)
50,581 shares (cost $5,002,855)	4,193,129
Rydex VT - Inverse Dow 2x Strategy Fund (RVIDD)
34,086 shares (cost $1,392,729)	1,397,515
Rydex VT - Inverse Gov Long Bond Strategy Fund (RJNF)
9,056 shares (cost $930,207)	890,452
Rydex VT - Inverse Mid-Cap Strategy Fund (RVIMC)
4,084 shares (cost $304,922)	309,028
Rydex VT - Inverse NASDAQ-100(R) Strategy Fund (RAF)
40,376 shares (cost $2,301,849)	2,327,301
Rydex VT - Inverse Russell 2000(R) Strategy Fund (RVISC)
18,731 shares (cost $1,232,304)	1,279,114
Rydex VT - Inverse S&P 500 Strategy Fund (RUF)
22,357 shares (cost $1,601,096)	1,617,721
Rydex VT - Japan 2x Strategy Fund (RLCJ)
16,428 shares (cost $1,033,243)	1,023,450
Rydex VT - Leisure Fund (RLF)
31,086 shares (cost $3,027,786)	2,580,465
Rydex VT - Mid-Cap 15x Strategy Fund (RMED)
167,847 shares (cost $3,364,952)	2,418,682
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
208,491 shares (cost $5,007,121)	4,914,133
Rydex VT - NASDAQ-100(R) 2x Strategy Fund (RVF)
434,011 shares (cost $30,367,408)	21,991,314
Rydex VT - NASDAQ-100(R) Fund (ROF)
461,922 shares (cost $19,504,674)	16,887,877
Rydex VT - Nova Fund (RNF)
104,936 shares (cost $11,233,744)	9,921,707
Rydex VT - Precious Metals Fund (RPMF)
283,460 shares (cost $6,328,572)	6,842,719
Rydex VT - Real Estate Fund (RREF)
123,036 shares (cost $4,827,603)	4,428,061
Rydex VT - Retailing Fund (RRF)
42,709 shares (cost $3,507,814)	3,072,890
Rydex VT - Russell 2000(R) 15x Strategy Fund (RMEK)
43,815 shares (cost $2,882,486)	2,522,437
Rydex VT - S&P 500 2x Strategy Fund (RTF)
101,232 shares (cost $25,209,439)	19,509,438
Rydex VT - S&P 500 Pure Growth Fund (RVLCG)
549,094 shares (cost $28,825,472)	24,143,658
Rydex VT - S&P 500 Pure Value Fund (RVLCV)
436,238 shares (cost $25,050,838)	20,948,150
Rydex VT - S&P MidCap 400 Pure Growth Fund (RVMCG)
231,390 shares (cost $9,131,428)	7,251,749
Rydex VT - S&P MidCap 400 Pure Value Fund (RVMCV)
181,798 shares (cost $8,289,484)	6,257,477

Rydex VT - S&P SmallCap 600 Pure Growth Fund (RVSCG)
216,066 shares (cost $13,250,420)	10,602,365
Rydex VT - S&P SmallCap 600 Pure Value Fund (RVSCV)
89,797 shares (cost $6,346,528)	4,741,288
Rydex VT - Strengthening Dollar 2x Strategy Fund (RVSDL)
24,213 shares (cost $976,681)	961,998
Rydex VT - Technology Fund (RTEC)
92,993 shares (cost $9,963,928)	8,654,876
Rydex VT - Telecommunications Fund (RTEL)
21,909 shares (cost $1,305,574)	1,177,403
Rydex VT - Transportation Fund (RTRF)
47,336 shares (cost $3,812,889)	3,124,680
Rydex VT - Utilities Fund (RUTL)
158,242 shares (cost $4,583,867)	4,498,818
Rydex VT - Weakening Dollar 2x Strategy Fund (RVWDL)
4,081 shares (cost $241,112)	243,063
GGH Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
467,816 shares (cost $12,252,145)	11,840,421
Rydex VT - High Yield Strategy Fund (RHYS)
14,808 shares (cost $1,175,286)	1,154,439
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
267,284 shares (cost $10,686,587)	10,322,503
VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)
405,903 shares (cost $2,599,761)	2,524,718
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
303,408 shares (cost $6,462,588)	4,966,795
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
141,074 shares (cost $3,282,854)	2,401,076
VanEck VIPT - EM Fund: Class S (VEEMS)
9,351 shares (cost $123,142)	110,336
Ivy VIP - Asset Strategy: Class II (WRASP)
1,610,405 shares (cost $14,659,480)	13,353,155
Ivy VIP - Energy: Class II (WRENG)
275,264 shares (cost $1,597,964)	1,064,005

Total Investments***	$2,048,479,103

Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3) (total assets - $8,639,549; total contract owners’ equity - $8,639,549)	35,667
Accounts Receivable - BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (total assets - $3,201,616; total contract owners’ equity - $3,201,616)	6,112
Accounts Payable - Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB) (total assets - $5,296; total contract owners’ equity - $5,293)	(3)
Accounts Payable - Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB) (total assets - $5,789,656; total contract owners’ equity - $5,782,473)	(7,183)
Other Accounts Payable	(9,529)

$2,048,504,167

Contract Owners’ Equity***:
Accumulation units	2,045,875,914
Contracts in payout (annuitization) period (note 1f)	2,628,253

Total Contract Owners’ Equity (note 5)	$2,048,504,167

See accompanying notes to financial statements.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where contract owners were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account are unaudited.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	LPWHY2	LPVCA2	SBVI	SBVSG2	DVMCSS	IVBRA2	AVIE2
Reinvested dividends	$32,056,361	221,050	14,726	27,145	-	29,354	64,572	23,554
Mortality and expense risk charges (note 2)	(29,750,325)	(63,025)	(33,817)	(23,247)	(34,171)	(103,138)	(66,337)	(10,818)

Net investment income (loss)	2,306,036	158,025	(19,091)	3,898	(34,171)	(73,784)	(1,765)	12,736

Realized gain (loss) on investments	20,977,523	(42,268)	441	17,664	292,061	135,312	(8,020)	12,883
Change in unrealized gain (loss) on investments	(302,486,050)	(384,856)	(597,620)	(316,872)	(1,024,454)	(2,512,416)	(830,539)	(230,043)

Net gain (loss) on investments	(281,508,527)	(427,124)	(597,179)	(299,208)	(732,393)	(2,377,104)	(838,559)	(217,160)

Reinvested capital gains	98,331,179	-	245,369	114,138	428,979	1,016,668	447,699	9,239

Net increase (decrease) in contract owners’ equity resulting from operations	$(180,871,312)	(269,099)	(370,901)	(181,172)	(337,585)	(1,434,220)	(392,625)	(195,185)

Investment Activity:	IVEW52	NO7TB	NOVPI2	NOTBBA	ALVBWB	ALVIVB	AAEIP3	ARLPE3
Reinvested dividends	$90,289	5,853	100,389	648,295	16,290	1,101	54,359	99,947
Mortality and expense risk charges (note 2)	(93,779)	(24,478)	(83,447)	(391,806)	(13,644)	(596)	(44,538)	(28,979)

Net investment income (loss)	(3,490)	(18,625)	16,942	256,489	2,646	505	9,821	70,968

Realized gain (loss) on investments	153,564	47,445	(132,383)	(25,188)	14,210	(319)	47,712	209,967
Change in unrealized gain (loss) on investments	(1,203,894)	(171,784)	(131,236)	(2,355,607)	(153,101)	(25,301)	(759,833)	(565,847)

Net gain (loss) on investments	(1,050,330)	(124,339)	(263,619)	(2,380,795)	(138,891)	(25,620)	(712,121)	(355,880)

Reinvested capital gains	163,488	-	-	325,440	72,902	-	-	5,051

Net increase (decrease) in contract owners’ equity resulting from operations	$(890,332)	(142,964)	(246,677)	(1,798,866)	(63,343)	(25,115)	(702,300)	(279,861)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ACVIG	ACVIP2	ACVU1	ACVV	AMVGS4	AMVI4	AMVBC4	AMVNW4
Reinvested dividends	$243,969	322,327	3,162	215,208	1,289	112,016	372,529	64,745
Mortality and expense risk charges (note 2)	(191,343)	(164,350)	(17,011)	(209,588)	(78,784)	(71,197)	(188,303)	(80,886)

Net investment income (loss)	52,626	157,977	(13,849)	5,620	(77,495)	40,819	184,226	(16,141)

Realized gain (loss) on investments	516,327	(121,615)	178,302	981,787	67,533	112,083	28,994	66,154
Change in unrealized gain (loss) on investments	(2,574,487)	(548,443)	(282,955)	(2,877,202)	(987,566)	(1,608,144)	(3,613,313)	(1,690,099)

Net gain (loss) on investments	(2,058,160)	(670,058)	(104,653)	(1,895,415)	(920,033)	(1,496,061)	(3,584,319)	(1,623,945)

Reinvested capital gains	930,684	-	121,886	864	258,354	324,954	1,236,515	203,302

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,074,850)	(512,081)	3,384	(1,888,931)	(739,174)	(1,130,288)	(2,163,578)	(1,436,784)

Investment Activity:	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3	BRVDA3	CLVHY2	CLVQF2
Reinvested dividends	$357,407	415,040	52,516	122,557	236,259	6,908	78,560	-
Mortality and expense risk charges (note 2)	(168,299)	(94,335)	(27,452)	(91,386)	(413,960)	(11,388)	(15,507)	(27,038)

Net investment income (loss)	189,108	320,705	25,064	31,171	(177,701)	(4,480)	63,053	(27,038)

Realized gain (loss) on investments	189,410	(99,986)	(12,014)	118,967	(377,823)	92,916	(72,466)	(4,821)
Change in unrealized gain (loss) on investments	(1,579,370)	(622,840)	(38,616)	(1,309,055)	(3,159,396)	(164,744)	(48,882)	(179,613)

Net gain (loss) on investments	(1,389,960)	(722,826)	(50,630)	(1,190,088)	(3,537,219)	(71,828)	(121,348)	(184,434)

Reinvested capital gains	27,465	-	-	516,734	1,201,902	12,154	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,173,387)	(402,121)	(25,566)	(642,183)	(2,513,018)	(64,154)	(58,295)	(211,472)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	CSCRS	DWVSVS	ETVFR	FQB	FC2	FAM2	FB2	FEI2
Reinvested dividends	$17,653	19,537	637,900	161	27,388	7,120	241,105	218,420
Mortality and expense risk charges (note 2)	(8,885)	(42,441)	(231,434)	(68)	(86,349)	(7,605)	(209,179)	(155,556)

Net investment income (loss)	8,768	(22,904)	406,466	93	(58,961)	(485)	31,926	62,864

Realized gain (loss) on investments	(44,491)	35,860	(12,514)	(3)	22,413	(30,685)	214,507	94,231
Change in unrealized gain (loss) on investments	(55,596)	(1,093,671)	(734,786)	(191)	(979,227)	(29,958)	(2,384,730)	(1,738,635)

Net gain (loss) on investments	(100,087)	(1,057,811)	(747,300)	(194)	(956,814)	(60,643)	(2,170,223)	(1,644,404)

Reinvested capital gains	-	233,671	-	-	580,377	16,810	720,187	524,904

Net increase (decrease) in contract owners’ equity resulting from operations	$(91,319)	(847,044)	(340,834)	(101)	(435,398)	(44,318)	(1,418,110)	(1,056,636)

Investment Activity:	FGI2	FG2	FHI2	FIGBP2	FRESS2	FVSIS2	FEMS2	FTVIS2
Reinvested dividends	$12,211	22,723	185,302	143,115	121,177	399,152	1,820	919,374
Mortality and expense risk charges (note 2)	(92,034)	(673,145)	(53,315)	(65,131)	(51,520)	(163,437)	(1,607)	(285,370)

Net investment income (loss)	(79,823)	(650,422)	131,987	77,984	69,657	235,715	213	634,004

Realized gain (loss) on investments	172,462	(227,752)	(285,023)	(43,989)	(285,185)	(323,015)	(6,454)	237,661
Change in unrealized gain (loss) on investments	(1,255,660)	(11,388,628)	(115,949)	(150,943)	(314,301)	(461,558)	(32,948)	(1,967,436)

Net gain (loss) on investments	(1,083,198)	(11,616,380)	(400,972)	(194,932)	(599,486)	(784,573)	(39,402)	(1,729,775)

Reinvested capital gains	374,444	7,856,097	-	31,433	174,655	21,245	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(788,577)	(4,410,705)	(268,985)	(85,515)	(355,174)	(527,613)	(39,189)	(1,095,771)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FTVMD2	FTVGI2	FTVFA2	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS
Reinvested dividends	$183,217	-	123,684	-	-	114,982	8,539	109,615
Mortality and expense risk charges (note 2)	(112,698)	(205,570)	(51,648)	(16,978)	(7,569)	(77,918)	(79,496)	(46,557)

Net investment income (loss)	70,519	(205,570)	72,036	(16,978)	(7,569)	37,064	(70,957)	63,058

Realized gain (loss) on investments	(138,283)	134,664	(44,806)	3,039	2,355	166,652	283,889	(33,158)
Change in unrealized gain (loss) on investments	(990,859)	198,156	(558,078)	(117,562)	(39,584)	(501,628)	(930,931)	(127,840)

Net gain (loss) on investments	(1,129,142)	332,820	(602,884)	(114,523)	(37,229)	(334,976)	(647,042)	(160,998)

Reinvested capital gains	97,071	-	96,859	7,905	1,004	151,221	308,404	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(961,552)	127,250	(433,989)	(123,596)	(43,794)	(146,691)	(409,595)	(97,940)

Investment Activity:	JAGTS	LZREMS	LOVTRC	LOVSDC	MNCPS2	MV3MVS	MVBRES	MVGTAS
Reinvested dividends	$74,998	318,767	142,203	225,602	38,011	22,173	26,417	10,813
Mortality and expense risk charges (note 2)	(84,660)	(194,511)	(48,126)	(61,664)	(36,559)	(35,164)	(26,037)	(32,842)

Net investment income (loss)	(9,662)	124,256	94,077	163,938	1,452	(12,991)	380	(22,029)

Realized gain (loss) on investments	592,455	720,593	(15,351)	(36,593)	45,088	27,755	27,726	(7,330)
Change in unrealized gain (loss) on investments	(1,300,693)	(3,992,580)	(157,928)	(122,265)	(340,144)	(682,494)	(463,178)	(200,701)

Net gain (loss) on investments	(708,238)	(3,271,987)	(173,279)	(158,858)	(295,056)	(654,739)	(435,452)	(208,031)

Reinvested capital gains	226,424	-	-	-	122,586	208,371	199,556	94,189

Net increase (decrease) in contract owners’ equity resulting from operations	$(491,476)	(3,147,731)	(79,202)	5,080	(171,018)	(459,359)	(235,516)	(135,871)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB	MSVGT2	VKVGR2	DTRTFB
Reinvested dividends	$14,343	144,948	28,418	190,197	597,619	17,400	470,120	21,010
Mortality and expense risk charges (note 2)	(18,450)	(153,235)	(58,659)	(82,643)	(138,869)	(24,073)	(193,837)	(2,387)

Net investment income (loss)	(4,107)	(8,287)	(30,241)	107,554	458,750	(6,673)	276,283	18,623

Realized gain (loss) on investments	12,123	222,712	195,985	(122,949)	(32,393)	26,941	(30,301)	88
Change in unrealized gain (loss) on investments	(28,439)	(2,250,902)	80,335	(805,654)	(1,314,863)	(216,024)	(1,717,665)	(9,889)

Net gain (loss) on investments	(16,316)	(2,028,190)	276,320	(928,603)	(1,347,256)	(189,083)	(1,747,966)	(9,801)

Reinvested capital gains	6,557	180,209	45,526	258,752	-	73,670	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,866)	(1,856,268)	291,605	(562,297)	(888,506)	(122,086)	(1,471,683)	8,822

Investment Activity:	NVBX	NVIX	NAMGI2	NAMAA2	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$585,746	796,875	37,432	34,462	34,285	797,706	139,366	39,597
Mortality and expense risk charges (note 2)	(271,708)	(369,672)	(36,642)	(26,299)	(31,427)	(921,260)	(57,511)	(163,235)

Net investment income (loss)	314,038	427,203	790	8,163	2,858	(123,554)	81,855	(123,638)

Realized gain (loss) on investments	(456,914)	1,068,236	284,862	22,506	33,448	725,814	(64,470)	159,446
Change in unrealized gain (loss) on investments	(232,085)	(6,117,577)	(555,566)	(305,441)	(504,257)	(8,706,752)	(126,871)	(3,171,578)

Net gain (loss) on investments	(688,999)	(5,049,341)	(270,704)	(282,935)	(470,809)	(7,980,938)	(191,341)	(3,012,132)

Reinvested capital gains	11,503	-	141,825	116,578	180,774	3,541,229	22,274	927,139

Net increase (decrease) in contract owners’ equity resulting from operations	$(363,458)	(4,622,138)	(128,089)	(158,194)	(287,177)	(4,563,263)	(87,212)	(2,208,631)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6	NVNMO2	NVNSR2
Reinvested dividends	$71,870	201,284	204,939	29,388	7,834	38,465	15,770	6,705
Mortality and expense risk charges (note 2)	(238,608)	(207,425)	(66,113)	(92,007)	(24,119)	(21,825)	(46,063)	(10,962)

Net investment income (loss)	(166,738)	(6,141)	138,826	(62,619)	(16,285)	16,640	(30,293)	(4,257)

Realized gain (loss) on investments	204,014	29,036	(159,747)	295,439	47,476	27,311	153,931	262
Change in unrealized gain (loss) on investments	(3,479,845)	(2,772,292)	(91,013)	(1,413,457)	(451,093)	(405,196)	(704,034)	(193,221)

Net gain (loss) on investments	(3,275,831)	(2,743,256)	(250,760)	(1,118,018)	(403,617)	(377,885)	(550,103)	(192,959)

Reinvested capital gains	2,278,587	1,608,217	-	-	-	9,524	380,135	113,113

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,163,982)	(1,141,180)	(111,934)	(1,180,637)	(419,902)	(351,721)	(200,261)	(84,103)

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2
Reinvested dividends	$203,587	286,097	330,662	270,852	480,382	146,865	152,184	88,428
Mortality and expense risk charges (note 2)	(169,740)	(185,052)	(248,385)	(200,432)	(365,995)	(135,990)	(115,575)	(32,231)

Net investment income (loss)	33,847	101,045	82,277	70,420	114,387	10,875	36,609	56,197

Realized gain (loss) on investments	550,859	(176,797)	(494,371)	(148,745)	(172,271)	278,937	(167,707)	(29,563)
Change in unrealized gain (loss) on investments	(1,974,077)	(1,527,458)	(1,887,014)	(517,530)	(3,055,499)	(1,530,513)	(604,832)	(76,078)

Net gain (loss) on investments	(1,423,218)	(1,704,255)	(2,381,385)	(666,275)	(3,227,770)	(1,251,576)	(772,539)	(105,641)

Reinvested capital gains	256,890	645,903	751,525	73,296	1,128,700	430,359	278,105	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,132,481)	(957,307)	(1,547,583)	(522,559)	(1,984,683)	(810,342)	(457,825)	(49,444)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$122,042	26,952	3,457	114,292	76,192	103,907	144,848	271,896
Mortality and expense risk charges (note 2)	(72,776)	(34,308)	(4,407)	(79,235)	(23,358)	(103,063)	(98,354)	(159,854)

Net investment income (loss)	49,266	(7,356)	(950)	35,057	52,834	844	46,494	112,042

Realized gain (loss) on investments	(105,609)	267,113	28,612	(188,617)	(26,472)	14,243	76,847	97,017
Change in unrealized gain (loss) on investments	(98,505)	(375,610)	(30,357)	42,339	13,235	(1,316,096)	(936,607)	(2,414,544)

Net gain (loss) on investments	(204,114)	(108,497)	(1,745)	(146,278)	(13,237)	(1,301,853)	(859,760)	(2,317,527)

Reinvested capital gains	-	-	-	-	-	583,823	333,685	896,448

Net increase (decrease) in contract owners’ equity resulting from operations	$(154,848)	(115,853)	(2,695)	(111,221)	39,597	(717,186)	(479,581)	(1,309,037)

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG6	GVDIV2
Reinvested dividends	$315,744	1,161,076	401,939	449,540	481,863	675	65,630	254,864
Mortality and expense risk charges (note 2)	(205,975)	(797,914)	(285,165)	(304,127)	(406,317)	(670)	(90,222)	(98,081)

Net investment income (loss)	109,769	363,162	116,774	145,413	75,546	5	(24,592)	156,783

Realized gain (loss) on investments	(55,520)	(75,891)	(39,073)	(30,298)	604,719	-	28,920	301,792
Change in unrealized gain (loss) on investments	(817,691)	(9,818,401)	(4,527,181)	(2,473,607)	(8,378,079)	-	(1,659,370)	(1,686,529)

Net gain (loss) on investments	(873,211)	(9,894,292)	(4,566,254)	(2,503,905)	(7,773,360)	-	(1,630,450)	(1,384,737)

Reinvested capital gains	297,751	5,118,747	2,230,064	1,222,381	2,962,847	1	464,965	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(465,691)	(4,412,383)	(2,219,416)	(1,136,111)	(4,734,967)	6	(1,190,077)	(1,227,954)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$4,764	137,507	-	-	90,716	-	-	28,639
Mortality and expense risk charges (note 2)	(131,739)	(165,076)	(1,460)	(140,205)	(119,170)	(107,902)	(16,038)	(62,035)

Net investment income (loss)	(126,975)	(27,569)	(1,460)	(140,205)	(28,454)	(107,902)	(16,038)	(33,396)

Realized gain (loss) on investments	462,336	57,342	(1,358)	726,451	57,842	628,594	106,934	99,789
Change in unrealized gain (loss) on investments	(2,067,224)	(2,590,464)	(24,472)	(3,210,213)	(2,690,762)	(1,852,200)	(472,235)	(1,513,526)

Net gain (loss) on investments	(1,604,888)	(2,533,122)	(25,830)	(2,483,762)	(2,632,920)	(1,223,606)	(365,301)	(1,413,737)

Reinvested capital gains	1,221,591	1,086,883	19,294	1,735,696	1,404,107	797,011	190,990	691,749

Net increase (decrease) in contract owners’ equity resulting from operations	$(510,272)	(1,473,808)	(7,996)	(888,271)	(1,257,267)	(534,497)	(190,349)	(755,384)

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2	NVTIV3	EIF2
Reinvested dividends	$9,010	529	-	358,740	353,275	44,986	22,182	54,260
Mortality and expense risk charges (note 2)	(21,304)	(65,591)	(15,585)	(173,002)	(192,117)	(107,475)	(11,490)	(29,625)

Net investment income (loss)	(12,294)	(65,062)	(15,585)	185,738	161,158	(62,489)	10,692	24,635

Realized gain (loss) on investments	(5,486)	100,872	6,980	(303,488)	(134,579)	51,034	3,022	59,726
Change in unrealized gain (loss) on investments	(670,727)	(1,709,815)	(660,512)	(380,334)	(96,061)	(1,122,390)	(218,575)	(668,568)

Net gain (loss) on investments	(676,213)	(1,608,943)	(653,532)	(683,822)	(230,640)	(1,071,356)	(215,553)	(608,842)

Reinvested capital gains	319,765	1,067,482	410,274	-	-	761,596	11,234	288,327

Net increase (decrease) in contract owners’ equity resulting from operations	$(368,742)	(606,523)	(258,843)	(498,084)	(69,482)	(372,249)	(193,627)	(295,880)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2
Reinvested dividends	$69,269	1,774,406	96,128	73,455	28,412	24,888	48,721	50,679
Mortality and expense risk charges (note 2)	(41,535)	(2,225,094)	(98,637)	(58,324)	(31,792)	(16,406)	(34,227)	(29,494)

Net investment income (loss)	27,734	(450,688)	(2,509)	15,131	(3,380)	8,482	14,494	21,185

Realized gain (loss) on investments	(32,040)	-	145,127	190,650	72,763	27,009	121,451	1,684
Change in unrealized gain (loss) on investments	(210,755)	-	(972,493)	(895,719)	(306,798)	(186,088)	(503,294)	(344,987)

Net gain (loss) on investments	(242,795)	-	(827,366)	(705,069)	(234,035)	(159,079)	(381,843)	(343,303)

Reinvested capital gains	-	1,371	247,744	164,053	98,043	47,365	180,379	136,806

Net increase (decrease) in contract owners’ equity resulting from operations	$(215,061)	(449,317)	(582,131)	(525,885)	(139,372)	(103,232)	(186,970)	(185,312)

Investment Activity:	NVSIX2	GVEX1	NVMGA2	NBARMS	OVIGS	OVGSS	OVSCS	PMVIV
Reinvested dividends	$323,028	2,928,276	15,069	-	13,936	78,623	2,663	200,644
Mortality and expense risk charges (note 2)	(329,572)	(2,044,710)	(19,221)	(12,283)	(27,139)	(142,796)	(54,152)	(75,356)

Net investment income (loss)	(6,544)	883,566	(4,152)	(12,283)	(13,203)	(64,173)	(51,489)	125,288

Realized gain (loss) on investments	385,524	4,763,733	21,338	20,447	98,868	859,008	59,043	(19,000)
Change in unrealized gain (loss) on investments	(7,960,195)	(21,604,484)	(242,035)	(115,632)	(670,483)	(3,226,384)	(1,215,541)	(205,081)

Net gain (loss) on investments	(7,574,671)	(16,840,751)	(220,697)	(95,185)	(571,615)	(2,367,376)	(1,156,498)	(224,081)

Reinvested capital gains	3,447,906	5,175,963	62,192	29,038	44,170	733,306	581,293	75,431

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,133,309)	(10,781,222)	(162,657)	(78,430)	(540,648)	(1,698,243)	(626,694)	(23,362)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD
Reinvested dividends	$271,724	113,564	246,880	580,585	49,190	162,304	256,801	1,172,823
Mortality and expense risk charges (note 2)	(143,995)	(50,908)	(209,240)	(316,126)	(39,989)	(52,822)	(72,527)	(328,848)

Net investment income (loss)	127,729	62,656	37,640	264,459	9,201	109,482	184,274	843,975

Realized gain (loss) on investments	363,239	(129,538)	(60,469)	(83,399)	(111,836)	(40,107)	(14,159)	(1,674,860)
Change in unrealized gain (loss) on investments	(1,126,462)	(208,264)	(161,941)	(935,957)	(289,539)	(332,060)	(460,824)	(306,657)

Net gain (loss) on investments	(763,223)	(337,802)	(222,410)	(1,019,356)	(401,375)	(372,167)	(474,983)	(1,981,517)

Reinvested capital gains	-	27,544	-	269,191	-	-	10,473	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(635,494)	(247,602)	(184,770)	(485,706)	(392,174)	(262,685)	(280,236)	(1,137,542)

Investment Activity:	PMUBA	PMVSTA	PMVFHV	GVGMNS	GVHQFA	GVSIA	GVMSAS	PIHYB2
Reinvested dividends	$106,207	88,795	20,683	5,365	103,968	2,314	2,209	13,338
Mortality and expense risk charges (note 2)	(57,374)	(50,006)	(18,482)	(11,924)	(72,424)	(6,690)	(225)	(4,361)

Net investment income (loss)	48,833	38,789	2,201	(6,559)	31,544	(4,376)	1,984	8,977

Realized gain (loss) on investments	4,473	8,308	(85,112)	12,572	(1,024)	(63,056)	(8)	(11,277)
Change in unrealized gain (loss) on investments	(75,616)	(48,759)	65,016	(70,816)	(27,021)	66,363	(4,482)	(14,009)

Net gain (loss) on investments	(71,143)	(40,451)	(20,096)	(58,244)	(28,045)	3,307	(4,490)	(25,286)

Reinvested capital gains	-	6,099	9,388	12,202	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,310)	4,437	(8,507)	(52,601)	3,499	(1,069)	(2,506)	(16,309)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL
Reinvested dividends	$-	705,841	7,419	9,793	9,566	-	-	-
Mortality and expense risk charges (note 2)	(4,132)	(311,033)	(24,905)	(45,807)	(64,118)	(6,735)	(89,416)	(120,051)

Net investment income (loss)	(4,132)	394,808	(17,486)	(36,014)	(54,552)	(6,735)	(89,416)	(120,051)

Realized gain (loss) on investments	(62,197)	(1,792,824)	(238,522)	(115,281)	162,505	(75,701)	120,479	(1,042,730)
Change in unrealized gain (loss) on investments	33,758	274,136	(114,515)	(508,520)	(738,626)	24,950	(494,925)	(522,762)

Net gain (loss) on investments	(28,439)	(1,518,688)	(353,037)	(623,801)	(576,121)	(50,751)	(374,446)	(1,565,492)

Reinvested capital gains	-	802,171	-	-	-	-	-	824,456

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,571)	(321,709)	(370,523)	(659,815)	(630,673)	(57,486)	(463,862)	(861,087)

Investment Activity:	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT
Reinvested dividends	$23,187	-	13,409	95,388	21,610	-	6,133	-
Mortality and expense risk charges (note 2)	(35,689)	(108,693)	(76,830)	(62,332)	(88,715)	(156,438)	(115,322)	(38,236)

Net investment income (loss)	(12,502)	(108,693)	(63,421)	33,056	(67,105)	(156,438)	(109,189)	(38,236)

Realized gain (loss) on investments	(474,251)	622,461	(400,328)	(361)	259,787	(409,451)	64,127	(439,039)
Change in unrealized gain (loss) on investments	(281,060)	(905,227)	(282,329)	(648,255)	(719,301)	(262,342)	(1,142,507)	(393,634)

Net gain (loss) on investments	(755,311)	(282,766)	(682,657)	(648,616)	(459,514)	(671,793)	(1,078,380)	(832,673)

Reinvested capital gains	332,036	238,722	-	-	-	469,756	-	436,691

Net increase (decrease) in contract owners’ equity resulting from operations	$(435,777)	(152,737)	(746,078)	(615,560)	(526,619)	(358,475)	(1,187,569)	(434,218)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO
Reinvested dividends	$-	-	-	137,448	18,491	-	51,364	-
Mortality and expense risk charges (note 2)	(125,431)	(23,880)	(174,258)	(152,808)	(34,351)	(37,750)	(34,827)	(12,135)

Net investment income (loss)	(125,431)	(23,880)	(174,258)	(15,360)	(15,860)	(37,750)	16,537	(12,135)

Realized gain (loss) on investments	1,739,222	67,697	(225,160)	(440,654)	5,764	(497,733)	(394,492)	(15,843)
Change in unrealized gain (loss) on investments	(2,208,166)	(274,594)	(1,398,953)	(1,720,265)	(309,320)	(14,550)	(90,664)	(5,429)

Net gain (loss) on investments	(468,944)	(206,897)	(1,624,113)	(2,160,919)	(303,556)	(512,283)	(485,156)	(21,272)

Reinvested capital gains	383,965	-	1,079,074	-	40,528	-	243,204	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(210,410)	(230,777)	(719,297)	(2,176,279)	(278,888)	(550,033)	(225,415)	(33,407)

Investment Activity:	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN
Reinvested dividends	$-	-	-	-	-	21,973	10,357	-
Mortality and expense risk charges (note 2)	(54,219)	(9,291)	(4,034)	(2,778)	(157,652)	(7,727)	(18,363)	(83,557)

Net investment income (loss)	(54,219)	(9,291)	(4,034)	(2,778)	(157,652)	14,246	(8,006)	(83,557)

Realized gain (loss) on investments	324,083	96,963	34,451	(52,746)	1,279,444	(73,686)	(100,396)	(1,565,565)
Change in unrealized gain (loss) on investments	(713,082)	5,686	12,231	(1,114)	(1,822,844)	(60,985)	43,539	(504,015)

Net gain (loss) on investments	(388,999)	102,649	46,682	(53,860)	(543,400)	(134,671)	(56,857)	(2,069,580)

Reinvested capital gains	237,030	-	-	-	214,599	-	-	1,729,647

Net increase (decrease) in contract owners’ equity resulting from operations	$(206,188)	93,358	42,648	(56,638)	(486,453)	(120,425)	(64,863)	(423,490)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PROUTL	PVEIB	RVMFU	RSRF	RBKF	RBMF	RBF	RVCMD
Reinvested dividends	$83,601	26,651	-	-	13,292	18,628	-	50,349
Mortality and expense risk charges (note 2)	(84,003)	(50,996)	(70,783)	(100,807)	(38,274)	(57,658)	(135,197)	(23,730)

Net investment income (loss)	(402)	(24,345)	(70,783)	(100,807)	(24,982)	(39,030)	(135,197)	26,619

Realized gain (loss) on investments	(315,661)	57,535	(139,743)	7,919	91,227	170,441	764,414	155,650
Change in unrealized gain (loss) on investments	151,615	(706,835)	(326,157)	(1,892,460)	(555,054)	(960,018)	(1,640,268)	(358,291)

Net gain (loss) on investments	(164,046)	(649,300)	(465,900)	(1,884,541)	(463,827)	(789,577)	(875,854)	(202,641)

Reinvested capital gains	126,021	170,940	-	962,472	679	69,784	24,426	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(38,427)	(502,705)	(536,683)	(1,022,876)	(488,130)	(758,823)	(986,625)	(176,022)

Investment Activity:	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB
Reinvested dividends	$40,170	18,126	-	51,589	120,816	7,463	50,241	76,343
Mortality and expense risk charges (note 2)	(83,615)	(129,106)	(65,985)	(143,824)	(60,413)	(27,798)	(90,640)	(62,297)

Net investment income (loss)	(43,445)	(110,980)	(65,985)	(92,235)	60,403	(20,335)	(40,399)	14,046

Realized gain (loss) on investments	(445,566)	(1,626,046)	(119,539)	602,047	(665,386)	(263,018)	313,195	(533,003)
Change in unrealized gain (loss) on investments	(551,068)	(1,383,067)	(446,905)	(3,269,670)	(1,342,831)	(147,213)	(1,024,667)	318,705

Net gain (loss) on investments	(996,634)	(3,009,113)	(566,444)	(2,667,623)	(2,008,217)	(410,231)	(711,472)	(214,298)

Reinvested capital gains	202,657	2,086,914	152,365	-	-	-	-	4,744

Net increase (decrease) in contract owners’ equity resulting from operations	$(837,422)	(1,033,179)	(480,064)	(2,759,858)	(1,947,814)	(430,566)	(751,871)	(195,508)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(183,136)	(84,021)	(42,534)	(12,701)	(2,423)	(5,044)	(10,260)	(13,455)

Net investment income (loss)	(183,136)	(84,021)	(42,534)	(12,701)	(2,423)	(5,044)	(10,260)	(13,455)

Realized gain (loss) on investments	1,211,402	814,434	188,074	51,572	12,717	(29,082)	36,022	(26,291)
Change in unrealized gain (loss) on investments	(1,370,018)	(975,689)	76,254	(31,197)	5,489	27,356	54,775	43,249

Net gain (loss) on investments	(158,616)	(161,255)	264,328	20,375	18,206	(1,726)	90,797	16,958

Reinvested capital gains	167,618	104,861	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(174,134)	(140,415)	221,794	7,674	15,783	(6,770)	80,537	3,503

Investment Activity:	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF
Reinvested dividends	$-	9,766	8,699	-	-	-	17,483	334,766
Mortality and expense risk charges (note 2)	(14,967)	(48,734)	(49,837)	(76,304)	(389,827)	(352,439)	(150,172)	(107,830)

Net investment income (loss)	(14,967)	(38,968)	(41,138)	(76,304)	(389,827)	(352,439)	(132,689)	226,936

Realized gain (loss) on investments	(358,465)	55,195	(205,579)	8,176	5,617,711	2,383,484	(84,625)	(2,236,604)
Change in unrealized gain (loss) on investments	(62,119)	(588,827)	(1,240,931)	(281,617)	(12,515,629)	(3,810,553)	(1,653,282)	412,027

Net gain (loss) on investments	(420,584)	(533,632)	(1,446,510)	(273,441)	(6,897,918)	(1,427,069)	(1,737,907)	(1,824,577)

Reinvested capital gains	185,109	82,914	833,975	-	4,791,185	967,148	642,869	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(250,442)	(489,686)	(653,673)	(349,745)	(2,496,560)	(812,360)	(1,227,727)	(1,597,641)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV
Reinvested dividends	$62,131	497	-	19,557	-	179,398	-	-
Mortality and expense risk charges (note 2)	(76,007)	(54,932)	(56,453)	(372,774)	(474,230)	(381,965)	(167,414)	(126,136)

Net investment income (loss)	(13,876)	(54,435)	(56,453)	(353,217)	(474,230)	(202,567)	(167,414)	(126,136)

Realized gain (loss) on investments	(6,971)	209,124	(487,692)	2,013,788	1,745,534	606,104	630,997	(1,058,380)
Change in unrealized gain (loss) on investments	(467,311)	(504,405)	(472,517)	(8,366,748)	(6,265,555)	(6,623,721)	(2,648,451)	(1,711,133)

Net gain (loss) on investments	(474,282)	(295,281)	(960,209)	(6,352,960)	(4,520,021)	(6,017,617)	(2,017,454)	(2,769,513)

Reinvested capital gains	-	-	193,475	2,460,653	2,434,375	2,040,097	740,757	1,229,363

Net increase (decrease) in contract owners’ equity resulting from operations	$(488,158)	(349,716)	(823,187)	(4,245,524)	(2,559,876)	(4,180,087)	(1,444,111)	(1,666,286)

Investment Activity:	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL
Reinvested dividends	$-	-	-	-	5,727	-	81,663	-
Mortality and expense risk charges (note 2)	(178,260)	(119,548)	(17,801)	(175,976)	(11,789)	(63,705)	(63,720)	(4,861)

Net investment income (loss)	(178,260)	(119,548)	(17,801)	(175,976)	(6,062)	(63,705)	17,943	(4,861)

Realized gain (loss) on investments	451,030	161,348	110,848	1,546,491	20,212	(30)	109,768	(59,250)
Change in unrealized gain (loss) on investments	(3,015,852)	(1,934,233)	6,190	(1,897,895)	(157,020)	(1,086,786)	(5,829)	(4,511)

Net gain (loss) on investments	(2,564,822)	(1,772,885)	117,038	(351,404)	(136,808)	(1,086,816)	103,939	(63,761)

Reinvested capital gains	240,897	-	-	301,621	16,025	174,235	22,175	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,502,185)	(1,892,433)	99,237	(225,759)	(126,845)	(976,286)	144,057	(68,622)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GVFRB	RHYS	TRHS2	VVGGS	VWHAS	VWHA	VEEMS	WRASP
Reinvested dividends	$384,609	88,043	-	18,446	-	-	-	272,425
Mortality and expense risk charges (note 2)	(219,092)	(27,867)	(109,555)	(12,735)	(64,692)	(59,436)	(374)	(222,439)

Net investment income (loss)	165,517	60,176	(109,555)	5,711	(64,692)	(59,436)	(374)	49,986

Realized gain (loss) on investments	(108,423)	(71,583)	179,678	(85,356)	168,636	(4,980)	(67)	(445,993)
Change in unrealized gain (loss) on investments	(404,389)	(43,040)	(1,032,750)	(76,006)	(1,992,109)	(1,076,144)	(12,806)	(1,137,581)

Net gain (loss) on investments	(512,812)	(114,623)	(853,072)	(161,362)	(1,823,473)	(1,081,124)	(12,873)	(1,583,574)

Reinvested capital gains	-	-	627,924	-	-	-	-	592,764

Net increase (decrease) in contract owners’ equity resulting from operations	$(347,295)	(54,447)	(334,703)	(155,651)	(1,888,165)	(1,140,560)	(13,247)	(940,824)

Investment Activity:	WRENG
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(15,773)

Net investment income (loss)	(15,773)

Realized gain (loss) on investments	(59,831)
Change in unrealized gain (loss) on investments	(503,756)

Net gain (loss) on investments	(563,587)

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(579,360)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		LPWHY2		LPVCA2		SBVI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,306,036	100,363	158,025	134,086	(19,091)	(14,655)	3,898	1,236
Realized gain (loss) on investments	20,977,523	70,606,288	(42,268)	281,585	441	(2,894)	17,664	16,534
Change in unrealized gain (loss) on investments	(302,486,050)	97,010,352	(384,856)	(46,476)	(597,620)	51,639	(316,872)	150,076
Reinvested capital gains	98,331,179	47,494,344	-	-	245,369	193,003	114,138	52,091

Net increase (decrease) in contract owners’ equity resulting from operations	(180,871,312)	215,211,347	(269,099)	369,195	(370,901)	227,093	(181,172)	219,937

Equity transactions:
Purchase payments received from contract owners (note 3)	375,245,699	381,271,968	1,001,187	1,227,776	780,442	163,377	-	-
Transfers between funds	-	-	(892,217)	885,776	27,862	2,053,355	27,206	-
Redemptions (note 3)	(267,856,194)	(263,169,863)	(434,780)	(1,328,798)	(16,013)	(13,165)	(81,738)	(80,298)
Annuity benefits	(82,949)	(5,142)	(401)	-	-	-	-	-
Contract maintenance charges (note 2)	(33,590)	(18,044)	(119)	(87)	(41)	(27)	(911)	(909)
Contingent deferred sales charges (note 2)	(1,366,722)	(1,299,015)	(8,534)	(2,559)	(132)	(148)	-	-
Adjustments to maintain reserves	2,592	(35,745)	46	(237)	4	(31)	(3)	(18)

Net equity transactions	105,908,836	116,744,159	(334,818)	781,871	792,122	2,203,361	(55,446)	(81,225)

Net change in contract owners’ equity	(74,962,476)	331,955,506	(603,917)	1,151,066	421,221	2,430,454	(236,618)	138,712
Contract owners’ equity beginning of period	2,123,466,643	1,791,511,137	4,873,284	3,722,218	3,065,649	635,195	1,828,586	1,689,874

Contract owners’ equity end of period	$2,048,504,167	2,123,466,643	4,269,367	4,873,284	3,486,870	3,065,649	1,591,968	1,828,586

CHANGES IN UNITS:
Beginning units	173,787,091	160,372,405	444,473	363,716	288,030	68,796	106,884	111,959
Units purchased	457,960,578	510,269,353	210,962	860,074	128,864	221,999	1,561	-
Units redeemed	(449,549,772)	(496,854,667)	(245,826)	(779,317)	(54,523)	(2,765)	(4,977)	(5,075)

Ending units	182,197,897	173,787,091	409,609	444,473	362,371	288,030	103,468	106,884

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SBVSG2		DVMCSS		IVBRA2		AVIE2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(34,171)	(12,568)	(73,784)	(41,031)	(1,765)	108,469	12,736	2,454
Realized gain (loss) on investments	292,061	8,152	135,312	77,573	(8,020)	20,938	12,883	3,110
Change in unrealized gain (loss) on investments	(1,024,454)	185,568	(2,512,416)	764,936	(830,539)	(7,899)	(230,043)	77,415
Reinvested capital gains	428,979	28,758	1,016,668	86,106	447,699	249,929	9,239	-

Net increase (decrease) in contract owners’ equity resulting from operations	(337,585)	209,910	(1,434,220)	887,584	(392,625)	371,437	(195,185)	82,979

Equity transactions:
Purchase payments received from contract owners (note 3)	1,407,004	299,658	1,095,238	1,294,811	451,755	593,725	657,370	164,686
Transfers between funds	1,221,364	163,788	269,716	181,754	182,158	(577,596)	46,999	187,864
Redemptions (note 3)	(69,750)	(34,931)	(307,891)	(458,763)	(285,681)	(754,541)	(17,886)	(16,075)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(132)	(14)	(208)	(58)	(34)	(20)	(44)	(13)
Contingent deferred sales charges (note 2)	(51)	-	(1,972)	(3,924)	(336)	(4,038)	(125)	(4)
Adjustments to maintain reserves	28	(36)	(36)	(113)	98	(109)	3	(28)

Net equity transactions	2,558,463	428,465	1,054,847	1,013,707	347,960	(742,579)	686,317	336,430

Net change in contract owners’ equity	2,220,878	638,375	(379,373)	1,901,291	(44,665)	(371,142)	491,132	419,409
Contract owners’ equity beginning of period	1,404,228	765,853	7,555,041	5,653,750	4,545,579	4,916,721	697,477	278,068

Contract owners’ equity end of period	$3,625,106	1,404,228	7,175,668	7,555,041	4,500,914	4,545,579	1,188,609	697,477

CHANGES IN UNITS:
Beginning units	117,267	78,330	558,036	476,403	388,060	455,236	62,932	30,497
Units purchased	279,872	46,800	225,704	259,487	114,734	118,988	71,808	37,685
Units redeemed	(100,534)	(7,863)	(147,739)	(177,854)	(85,295)	(186,164)	(6,513)	(5,250)

Ending units	296,605	117,267	636,001	558,036	417,499	388,060	128,227	62,932

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IVEW52		NO7TB		NOVPI2		NOTBBA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(3,490)	(19,448)	(18,625)	(22,698)	16,942	(55,930)	256,489	205,108
Realized gain (loss) on investments	153,564	66,739	47,445	8,740	(132,383)	(156,340)	(25,188)	1,327,748
Change in unrealized gain (loss) on investments	(1,203,894)	713,078	(171,784)	167,558	(131,236)	251,130	(2,355,607)	(2,223,229)
Reinvested capital gains	163,488	126,115	-	-	-	-	325,440	1,107,437

Net increase (decrease) in contract owners’ equity resulting from operations	(890,332)	886,484	(142,964)	153,600	(246,677)	38,860	(1,798,866)	417,064

Equity transactions:
Purchase payments received from contract owners (note 3)	1,842,930	2,336,267	3,305	15,150	48,535	198,811	923,105	1,022,669
Transfers between funds	165,332	215,429	(469,796)	(5,966)	(841,976)	(830,878)	(966,099)	337,177
Redemptions (note 3)	(207,935)	(85,254)	(225,390)	(65,081)	(496,976)	(1,098,938)	(3,384,985)	(3,529,717)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(692)	(158)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,091)	(350)	(12,183)	(413)	(3,329)	(2,895)	(23,813)	(3,797)
Adjustments to maintain reserves	7	(61)	-	(54)	34	(184)	(411)	(108)

Net equity transactions	1,798,551	2,465,873	(704,064)	(56,364)	(1,293,712)	(1,734,084)	(3,452,203)	(2,173,776)

Net change in contract owners’ equity	908,219	3,352,357	(847,028)	97,236	(1,540,389)	(1,695,224)	(5,251,069)	(1,756,712)
Contract owners’ equity beginning of period	7,343,553	3,991,196	1,888,646	1,791,410	5,920,755	7,615,979	26,210,106	27,966,818

Contract owners’ equity end of period	$8,251,772	7,343,553	1,041,618	1,888,646	4,380,366	5,920,755	20,959,037	26,210,106

CHANGES IN UNITS:
Beginning units	587,646	373,806	178,486	183,811	586,180	756,697	2,526,208	2,727,517
Units purchased	313,828	315,964	3,788	10,541	21,078	38,293	904,406	967,024
Units redeemed	(174,302)	(102,124)	(73,201)	(15,866)	(151,939)	(208,810)	(1,241,235)	(1,168,333)

Ending units	727,172	587,646	109,073	178,486	455,319	586,180	2,189,379	2,526,208

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVBWB		ALVIVB		AAEIP3		ARLPE3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,646	(945)	505	-	9,821	12,756	70,968	24,346
Realized gain (loss) on investments	14,210	1,654	(319)	-	47,712	192,121	209,967	82,538
Change in unrealized gain (loss) on investments	(153,101)	126,000	(25,301)	-	(759,833)	(282,311)	(565,847)	196,974
Reinvested capital gains	72,902	5,758	-	-	-	-	5,051	-

Net increase (decrease) in contract owners’ equity resulting from operations	(63,343)	132,467	(25,115)	-	(702,300)	(77,434)	(279,861)	303,858

Equity transactions:
Purchase payments received from contract owners (note 3)	4,689	9,313	120,441	-	257,835	396,861	222,275	217,034
Transfers between funds	(73,838)	262,096	54,228	-	(20,345)	(99,340)	(311,190)	476,110
Redemptions (note 3)	(122,377)	(409,489)	(977)	-	(249,362)	(414,749)	(189,308)	(77,218)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(69)	(48)	(41)	(18)
Contingent deferred sales charges (note 2)	(2,021)	-	-	-	(2,359)	(2,760)	(748)	(421)
Adjustments to maintain reserves	(5)	(49)	(11)	-	(13)	(165)	11	(136)

Net equity transactions	(193,552)	(138,129)	173,681	-	(14,313)	(120,201)	(279,001)	615,351

Net change in contract owners’ equity	(256,895)	(5,662)	148,566	-	(716,613)	(197,635)	(558,862)	919,209
Contract owners’ equity beginning of period	991,289	996,951	-	-	3,279,599	3,477,234	2,167,984	1,248,775

Contract owners’ equity end of period	$734,394	991,289	148,566	-	2,562,986	3,279,599	1,609,122	2,167,984

CHANGES IN UNITS:
Beginning units	68,932	78,745	-	-	345,432	358,668	165,617	117,739
Units purchased	16,126	24,897	19,650	-	173,823	197,535	89,017	104,577
Units redeemed	(30,030)	(34,710)	(259)	-	(181,842)	(210,771)	(112,204)	(56,699)

Ending units	55,028	68,932	19,391	-	337,413	345,432	142,430	165,617

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIG		ACVIP2		ACVU1		ACVV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$52,626	78,620	157,977	142,033	(13,849)	(9,512)	5,620	15,190
Realized gain (loss) on investments	516,327	482,139	(121,615)	(74,044)	178,302	36,722	981,787	1,904,711
Change in unrealized gain (loss) on investments	(2,574,487)	949,667	(548,443)	179,305	(282,955)	217,259	(2,877,202)	(614,415)
Reinvested capital gains	930,684	226,912	-	-	121,886	54,432	864	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,074,850)	1,737,338	(512,081)	247,294	3,384	298,901	(1,888,931)	1,305,486

Equity transactions:
Purchase payments received from contract owners (note 3)	81,673	228,172	1,167,428	2,048,208	-	-	240,378	493,058
Transfers between funds	2,666,121	(856,752)	(1,453,081)	578,581	67,876	(3,917)	(4,321,955)	(4,381,214)
Redemptions (note 3)	(834,296)	(1,557,833)	(1,499,582)	(1,369,398)	(69,376)	(89,445)	(1,924,149)	(2,339,601)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(55)	(32)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,890)	(6,138)	(10,518)	(8,325)	-	-	(4,602)	(9,376)
Adjustments to maintain reserves	(16)	(249)	43	(269)	1	(24)	(34)	(153)

Net equity transactions	1,910,592	(2,192,800)	(1,795,765)	1,248,765	(1,499)	(93,386)	(6,010,362)	(6,237,286)

Net change in contract owners’ equity	835,742	(455,462)	(2,307,846)	1,496,059	1,885	205,515	(7,899,293)	(4,931,800)
Contract owners’ equity beginning of period	10,656,962	11,112,424	12,407,961	10,911,902	1,181,385	975,870	18,927,420	23,859,220

Contract owners’ equity end of period	$11,492,704	10,656,962	10,100,115	12,407,961	1,183,270	1,181,385	11,028,127	18,927,420

CHANGES IN UNITS:
Beginning units	870,056	1,076,663	1,186,025	1,071,068	87,915	94,836	1,589,424	2,147,337
Units purchased	482,375	259,895	289,229	964,441	67,376	28,018	656,079	631,126
Units redeemed	(329,533)	(466,502)	(471,731)	(849,484)	(66,821)	(34,939)	(1,211,788)	(1,189,039)

Ending units	1,022,898	870,056	1,003,523	1,186,025	88,470	87,915	1,033,715	1,589,424

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMVGS4		AMVI4		AMVBC4		AMVNW4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(77,495)	(42,049)	40,819	15,647	184,226	105,466	(16,141)	(1,065)
Realized gain (loss) on investments	67,533	(209,113)	112,083	26,556	28,994	92,404	66,154	75,079
Change in unrealized gain (loss) on investments	(987,566)	1,124,180	(1,608,144)	523,858	(3,613,313)	895,309	(1,690,099)	476,193
Reinvested capital gains	258,354	-	324,954	26,702	1,236,515	315,526	203,302	-

Net increase (decrease) in contract owners’ equity resulting from operations	(739,174)	873,018	(1,130,288)	592,763	(2,163,578)	1,408,705	(1,436,784)	550,207

Equity transactions:
Purchase payments received from contract owners (note 3)	1,100,644	1,137,391	3,738,194	2,429,770	9,380,990	4,919,717	6,315,625	2,319,087
Transfers between funds	531,086	22,103	26,412	76,019	631,647	(128,368)	430,947	45,541
Redemptions (note 3)	(423,038)	(171,193)	(121,826)	(48,266)	(633,221)	(137,114)	(171,656)	(75,088)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(120)	(27)	(263)	(117)	(514)	(259)	(140)	(59)
Contingent deferred sales charges (note 2)	(829)	(697)	(4)	(95)	(7,004)	(705)	(24)	(100)
Adjustments to maintain reserves	4	(198)	28	(51)	7	(66)	(16)	(33)

Net equity transactions	1,207,747	987,379	3,642,541	2,457,260	9,371,905	4,653,205	6,574,736	2,289,348

Net change in contract owners’ equity	468,573	1,860,397	2,512,253	3,050,023	7,208,327	6,061,910	5,137,952	2,839,555
Contract owners’ equity beginning of period	5,000,982	3,140,585	4,207,780	1,157,757	12,347,413	6,285,503	4,078,377	1,238,822

Contract owners’ equity end of period	$5,469,555	5,000,982	6,720,033	4,207,780	19,555,740	12,347,413	9,216,329	4,078,377

CHANGES IN UNITS:
Beginning units	353,136	275,505	354,380	127,026	951,787	559,287	331,584	128,536
Units purchased	244,018	232,619	609,986	304,331	1,191,802	608,237	761,958	295,275
Units redeemed	(158,982)	(154,988)	(303,798)	(76,977)	(470,234)	(215,737)	(211,961)	(92,227)

Ending units	438,172	353,136	660,568	354,380	1,673,355	951,787	881,581	331,584

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMVCB4		BRVHY3		BRVTR3		BRVED3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$189,108	122,576	320,705	239,708	25,064	11,141	31,171	19,594
Realized gain (loss) on investments	189,410	48,352	(99,986)	159,978	(12,014)	(7,738)	118,967	169,561
Change in unrealized gain (loss) on investments	(1,579,370)	825,955	(622,840)	(114,617)	(38,616)	7,427	(1,309,055)	255,807
Reinvested capital gains	27,465	-	-	-	-	-	516,734	334,952

Net increase (decrease) in contract owners’ equity resulting from operations	(1,173,387)	996,883	(402,121)	285,069	(25,566)	10,830	(642,183)	779,914

Equity transactions:
Purchase payments received from contract owners (note 3)	3,833,508	2,676,302	3,527,748	2,435,573	1,138,342	287,226	44,189	697,325
Transfers between funds	1,092,673	1,017,526	(3,507,880)	1,213,005	114,979	1,329,241	653,931	2,825,470
Redemptions (note 3)	(1,279,778)	(665,157)	(192,344)	(1,056,402)	(144,843)	(67,463)	(294,430)	(262,759)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(509)	(423)	(379)	(125)	(74)	(46)	(78)	(10)
Contingent deferred sales charges (note 2)	(6,040)	(1,124)	(215)	(21)	(2,126)	(2,215)	(3,004)	(4,088)
Adjustments to maintain reserves	22	(173)	22	148	6	(33)	(14)	(77)

Net equity transactions	3,639,876	3,026,951	(173,048)	2,592,178	1,106,284	1,546,710	400,594	3,255,861

Net change in contract owners’ equity	2,466,489	4,023,834	(575,169)	2,877,247	1,080,718	1,557,540	(241,589)	4,035,775
Contract owners’ equity beginning of period	11,572,472	7,548,638	9,214,718	6,337,471	2,120,898	563,358	6,657,428	2,621,653

Contract owners’ equity end of period	$14,038,961	11,572,472	8,639,549	9,214,718	3,201,616	2,120,898	6,415,839	6,657,428

CHANGES IN UNITS:
Beginning units	1,066,106	774,341	835,402	608,034	210,802	57,049	520,013	235,495
Units purchased	840,523	528,935	644,592	1,203,824	217,692	189,077	193,840	477,791
Units redeemed	(497,897)	(237,170)	(662,714)	(976,456)	(104,461)	(35,324)	(165,707)	(193,273)

Ending units	1,408,732	1,066,106	817,280	835,402	324,033	210,802	548,146	520,013

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MLVGA3		BRVDA3		CLVHY2		CLVQF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(177,701)	(46,906)	(4,480)	6,282	63,053	7,717	(27,038)	(3,045)
Realized gain (loss) on investments	(377,823)	(513,716)	92,916	7,027	(72,466)	(379)	(4,821)	(79)
Change in unrealized gain (loss) on investments	(3,159,396)	3,544,519	(164,744)	85,082	(48,882)	(5,898)	(179,613)	35,758
Reinvested capital gains	1,201,902	352,811	12,154	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,513,018)	3,336,708	(64,154)	98,391	(58,295)	1,440	(211,472)	32,634

Equity transactions:
Purchase payments received from contract owners (note 3)	940,717	2,293,023	-	162,909	205,326	412,848	1,674,728	1,337,475
Transfers between funds	(1,784,261)	96,677	28,916	177,149	386,127	125,599	(14,553)	127,064
Redemptions (note 3)	(2,339,630)	(3,510,446)	(55,063)	(109,341)	(23,296)	(10,844)	(68,750)	(25,393)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(165)	(73)	-	-	(13)	-	(55)	-
Contingent deferred sales charges (note 2)	(6,381)	(8,463)	(17)	(15)	-	-	-	-
Adjustments to maintain reserves	(30)	(259)	13	(55)	11	(10)	(25)	(21)

Net equity transactions	(3,189,750)	(1,129,541)	(26,151)	230,647	568,155	527,593	1,591,345	1,439,125

Net change in contract owners’ equity	(5,702,768)	2,207,167	(90,305)	329,038	509,860	529,033	1,379,873	1,471,759
Contract owners’ equity beginning of period	30,721,011	28,513,844	941,443	612,405	529,033	-	1,471,759	-

Contract owners’ equity end of period	$25,018,243	30,721,011	851,138	941,443	1,038,893	529,033	2,851,632	1,471,759

CHANGES IN UNITS:
Beginning units	2,218,348	2,311,445	84,130	62,139	51,790	-	145,404	-
Units purchased	231,631	444,028	55,900	40,021	216,083	58,034	257,072	211,177
Units redeemed	(469,338)	(537,125)	(58,850)	(18,030)	(160,437)	(6,244)	(93,392)	(65,773)

Ending units	1,980,641	2,218,348	81,180	84,130	107,436	51,790	309,084	145,404

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	CSCRS		DWVSVS		ETVFR		FQB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$8,768	40,287	(22,904)	(11,595)	406,466	190,316	93	105
Realized gain (loss) on investments	(44,491)	886	35,860	76,309	(12,514)	118,703	(3)	-
Change in unrealized gain (loss) on investments	(55,596)	(36,864)	(1,093,671)	98,551	(734,786)	(124,378)	(191)	39
Reinvested capital gains	-	-	233,671	65,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(91,319)	4,309	(847,044)	229,189	(340,834)	184,641	(101)	144

Equity transactions:
Purchase payments received from contract owners (note 3)	2,178	11,940	1,809,712	1,515,858	4,530,108	3,421,743	-	-
Transfers between funds	(128,660)	103,984	171,408	(73,572)	3,958,245	912,942	-	-
Redemptions (note 3)	(42,791)	(74,211)	(89,327)	(30,988)	(1,606,942)	(1,755,170)	-	-
Annuity benefits	-	-	-	-	(972)	-	-	-
Contract maintenance charges (note 2)	-	-	(137)	(72)	(227)	(110)	(7)	(8)
Contingent deferred sales charges (note 2)	-	(1,712)	(226)	(4)	(2,867)	(6,763)	-	-
Adjustments to maintain reserves	(14)	(62)	7	(64)	(2,275)	1,724	(12)	6

Net equity transactions	(169,287)	39,939	1,891,437	1,411,158	6,875,070	2,574,366	(19)	(2)

Net change in contract owners’ equity	(260,606)	44,248	1,044,393	1,640,347	6,534,236	2,759,007	(120)	142
Contract owners’ equity beginning of period	777,238	732,990	2,737,070	1,096,723	11,165,012	8,406,005	5,413	5,271

Contract owners’ equity end of period	$516,632	777,238	3,781,463	2,737,070	17,699,248	11,165,012	5,293	5,413

CHANGES IN UNITS:
Beginning units	132,501	125,124	209,290	92,656	1,064,001	816,617	300	300
Units purchased	93,779	65,458	260,975	167,602	2,216,320	1,414,763	-	-
Units redeemed	(125,094)	(58,081)	(118,191)	(50,968)	(1,573,695)	(1,167,379)	(1)	-

Ending units	101,186	132,501	352,074	209,290	1,706,626	1,064,001	299	300

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FC2		FAM2		FB2		FEI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(58,961)	(37,385)	(485)	1,156	31,926	29,349	62,864	(26,381)
Realized gain (loss) on investments	22,413	17,484	(30,685)	(14,107)	214,507	234,677	94,231	1,023,066
Change in unrealized gain (loss) on investments	(979,227)	840,701	(29,958)	11,068	(2,384,730)	509,383	(1,738,635)	9,187
Reinvested capital gains	580,377	349,447	16,810	63,394	720,187	191,759	524,904	282,898

Net increase (decrease) in contract owners’ equity resulting from operations	(435,398)	1,170,247	(44,318)	61,511	(1,418,110)	965,168	(1,056,636)	1,288,770

Equity transactions:
Purchase payments received from contract owners (note 3)	1,360	81,664	991	1,950	3,224,114	4,510,578	222,265	275,517
Transfers between funds	(360,203)	215,040	11,898	(31,414)	7,660,523	1,428,636	536,229	(1,981,821)
Redemptions (note 3)	(302,137)	(1,107,967)	(44,029)	(68,182)	(1,133,417)	(527,848)	(1,516,435)	(2,401,356)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(665)	(258)	-	-
Contingent deferred sales charges (note 2)	-	(2,578)	-	(1,107)	(8,311)	(1,527)	(10,083)	(31,930)
Adjustments to maintain reserves	(34)	(61)	(11)	(25)	35	(96)	22	(193)

Net equity transactions	(661,014)	(813,902)	(31,151)	(98,778)	9,742,279	5,409,485	(768,002)	(4,139,783)

Net change in contract owners’ equity	(1,096,412)	356,345	(75,469)	(37,267)	8,324,169	6,374,653	(1,824,638)	(2,851,013)
Contract owners’ equity beginning of period	6,488,907	6,132,562	517,922	555,189	10,533,134	4,158,481	11,262,432	14,113,445

Contract owners’ equity end of period	$5,392,495	6,488,907	442,453	517,922	18,857,303	10,533,134	9,437,794	11,262,432

CHANGES IN UNITS:
Beginning units	525,400	595,707	38,626	46,733	895,955	405,804	943,635	1,313,407
Units purchased	13,935	71,222	23,760	2,955	1,140,441	660,407	203,379	798,418
Units redeemed	(65,326)	(141,529)	(26,994)	(11,062)	(334,590)	(170,256)	(269,443)	(1,168,190)

Ending units	474,009	525,400	35,392	38,626	1,701,806	895,955	877,571	943,635

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FGI2		FG2		FHI2		FIGBP2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(79,823)	(6,415)	(650,422)	(536,433)	131,987	223,695	77,984	44,770
Realized gain (loss) on investments	172,462	319,041	(227,752)	1,453,374	(285,023)	333,013	(43,989)	(2,956)
Change in unrealized gain (loss) on investments	(1,255,660)	382,242	(11,388,628)	6,393,894	(115,949)	(78,371)	(150,943)	15,471
Reinvested capital gains	374,444	133,864	7,856,097	3,031,312	-	-	31,433	10,749

Net increase (decrease) in contract owners’ equity resulting from operations	(788,577)	828,732	(4,410,705)	10,342,147	(268,985)	478,337	(85,515)	68,034

Equity transactions:
Purchase payments received from contract owners (note 3)	1,478,586	2,614,065	13,890,730	6,188,542	97,075	141,351	2,003,117	2,623,867
Transfers between funds	(344,975)	882,153	(17,057,463)	9,689,129	(2,567,947)	(3,446,163)	305,276	571,770
Redemptions (note 3)	(646,975)	(617,300)	(5,114,788)	(5,513,372)	(266,047)	(771,049)	(450,029)	(775,805)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(292)	(130)	(914)	(176)	-	-	(121)	(75)
Contingent deferred sales charges (note 2)	(13,426)	(14,211)	(57,951)	(64,449)	(727)	(3,150)	(463)	(3,952)
Adjustments to maintain reserves	(5)	(142)	104	(423)	45	(100)	(17)	(63)

Net equity transactions	472,913	2,864,435	(8,340,282)	10,299,251	(2,737,601)	(4,079,111)	1,857,763	2,415,742

Net change in contract owners’ equity	(315,664)	3,693,167	(12,750,987)	20,641,398	(3,006,586)	(3,600,774)	1,772,248	2,483,776
Contract owners’ equity beginning of period	7,075,353	3,382,186	57,890,751	37,249,353	5,454,513	9,055,287	4,637,941	2,154,165

Contract owners’ equity end of period	$6,759,689	7,075,353	45,139,764	57,890,751	2,447,927	5,454,513	6,410,189	4,637,941

CHANGES IN UNITS:
Beginning units	545,942	300,528	4,287,653	3,666,543	502,854	877,393	452,149	215,943
Units purchased	345,296	597,358	4,653,751	3,838,319	983,453	194,841	409,165	667,445
Units redeemed	(309,897)	(351,944)	(5,551,865)	(3,217,209)	(1,247,521)	(569,380)	(223,705)	(431,239)

Ending units	581,341	545,942	3,389,539	4,287,653	238,786	502,854	637,609	452,149

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FRESS2		FVSIS2		FEMS2		FTVIS2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$69,657	14,232	235,715	258,289	213	-	634,004	501,494
Realized gain (loss) on investments	(285,185)	(668)	(323,015)	409,236	(6,454)	-	237,661	(64,625)
Change in unrealized gain (loss) on investments	(314,301)	(52,765)	(461,558)	(89,690)	(32,948)	-	(1,967,436)	907,483
Reinvested capital gains	174,655	102,775	21,245	73,302	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(355,174)	63,574	(527,613)	651,137	(39,189)	-	(1,095,771)	1,344,352

Equity transactions:
Purchase payments received from contract owners (note 3)	1,081,264	1,338,204	1,054,003	2,313,925	104,397	-	1,002,736	2,751,087
Transfers between funds	36,278	73,418	506,500	1,732,613	238,021	-	1,168,790	1,745,749
Redemptions (note 3)	(137,178)	(57,453)	(1,754,835)	(2,168,520)	(3,416)	-	(2,395,129)	(1,730,080)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(218)	(177)	(287)	(208)	-	-	(245)	(97)
Contingent deferred sales charges (note 2)	(1,000)	(575)	(4,430)	(9,132)	-	-	(26,159)	(3,830)
Adjustments to maintain reserves	(24)	(49)	49	(181)	(33)	-	6	(246)

Net equity transactions	979,122	1,353,368	(199,000)	1,868,497	338,969	-	(250,001)	2,762,583

Net change in contract owners’ equity	623,948	1,416,942	(726,613)	2,519,634	299,780	-	(1,345,772)	4,106,935
Contract owners’ equity beginning of period	3,034,761	1,617,819	11,559,537	9,039,903	-	-	18,677,157	14,570,222

Contract owners’ equity end of period	$3,658,709	3,034,761	10,832,924	11,559,537	299,780	-	17,331,385	18,677,157

CHANGES IN UNITS:
Beginning units	272,613	148,880	1,071,626	887,744	-	-	1,547,679	1,307,754
Units purchased	294,145	204,817	1,134,714	1,735,718	60,064	-	464,298	598,590
Units redeemed	(210,702)	(81,084)	(1,160,095)	(1,551,836)	(23,668)	-	(492,110)	(358,665)

Ending units	356,056	272,613	1,046,245	1,071,626	36,396	-	1,519,867	1,547,679

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVMD2		FTVGI2		FTVFA2		JPIGA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$70,519	26,791	(205,570)	(149,549)	72,036	61,547	(16,978)	1,392
Realized gain (loss) on investments	(138,283)	(202,422)	134,664	239,073	(44,806)	(35,637)	3,039	4,646
Change in unrealized gain (loss) on investments	(990,859)	218,520	198,156	(153,292)	(558,078)	206,053	(117,562)	80,570
Reinvested capital gains	97,071	465,597	-	39,419	96,859	175,759	7,905	38,361

Net increase (decrease) in contract owners’ equity resulting from operations	(961,552)	508,486	127,250	(24,349)	(433,989)	407,722	(123,596)	124,969

Equity transactions:
Purchase payments received from contract owners (note 3)	786,002	993,641	5,033,933	6,161,856	185,705	826,447	769,673	194,819
Transfers between funds	(949,516)	1,507,621	214,008	360,394	(81,813)	12,861	12,973	(4,960)
Redemptions (note 3)	(553,514)	(719,838)	(1,290,561)	(882,626)	(365,126)	(645,058)	(14,867)	(7,829)
Annuity benefits	-	-	(2,491)	-	-	-	-	-
Contract maintenance charges (note 2)	(44)	(47)	(589)	(365)	(147)	(90)	(25)	(15)
Contingent deferred sales charges (note 2)	(3,618)	(10,830)	(2,289)	(5,087)	(1,824)	(130)	(128)	-
Adjustments to maintain reserves	40	(214)	48	(183)	(73)	(66)	(10)	(13)

Net equity transactions	(720,650)	1,770,333	3,952,059	5,633,989	(263,278)	193,964	767,616	182,002

Net change in contract owners’ equity	(1,682,202)	2,278,819	4,079,309	5,609,640	(697,267)	601,686	644,020	306,971
Contract owners’ equity beginning of period	8,479,159	6,200,340	14,231,210	8,621,570	4,339,503	3,737,817	1,048,851	741,880

Contract owners’ equity end of period	$6,796,957	8,479,159	18,310,519	14,231,210	3,642,236	4,339,503	1,692,871	1,048,851

CHANGES IN UNITS:
Beginning units	634,363	496,721	1,476,886	901,438	264,369	252,098	91,508	74,694
Units purchased	122,168	350,909	966,494	1,350,661	27,569	76,925	83,939	19,962
Units redeemed	(177,922)	(213,267)	(562,363)	(775,213)	(43,619)	(64,654)	(15,784)	(3,148)

Ending units	578,609	634,363	1,881,017	1,476,886	248,319	264,369	159,663	91,508

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JPIIB2		JABS		JAMGS		JAFBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(7,569)	12,292	37,064	12,603	(70,957)	(21,146)	63,058	50,004
Realized gain (loss) on investments	2,355	1,435	166,652	21,344	283,889	33,338	(33,158)	2,175
Change in unrealized gain (loss) on investments	(39,584)	23,338	(501,628)	485,770	(930,931)	544,114	(127,840)	12,048
Reinvested capital gains	1,004	4,303	151,221	6,254	308,404	231,730	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,794)	41,368	(146,691)	525,971	(409,595)	788,036	(97,940)	64,227

Equity transactions:
Purchase payments received from contract owners (note 3)	429,661	137,617	1,995,275	2,143,113	2,393,478	1,619,342	219,874	831,723
Transfers between funds	(65,142)	(13,659)	499,432	499,551	288,176	531,987	139,756	21,043
Redemptions (note 3)	(2,566)	(589)	(138,695)	(145,284)	(184,695)	(73,895)	(91,152)	(117,008)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	-	(193)	(95)	(377)	(306)	(99)	(109)
Contingent deferred sales charges (note 2)	-	-	(599)	(269)	(590)	(236)	(629)	(307)
Adjustments to maintain reserves	(14)	(8)	20	(57)	(33)	(43)	(5)	(39)

Net equity transactions	361,913	123,361	2,355,240	2,496,959	2,495,959	2,076,849	267,745	735,303

Net change in contract owners’ equity	318,119	164,729	2,208,549	3,022,930	2,086,364	2,864,885	169,805	799,530
Contract owners’ equity beginning of period	525,849	361,120	5,055,302	2,032,372	5,205,967	2,341,082	3,893,991	3,094,461

Contract owners’ equity end of period	$843,968	525,849	7,263,851	5,055,302	7,292,331	5,205,967	4,063,796	3,893,991

CHANGES IN UNITS:
Beginning units	47,073	35,656	426,456	200,293	386,442	218,334	379,665	308,197
Units purchased	81,226	13,145	304,694	262,067	383,022	202,736	108,970	141,446
Units redeemed	(48,025)	(1,728)	(112,968)	(35,904)	(218,282)	(34,628)	(82,838)	(69,978)

Ending units	80,274	47,073	618,182	426,456	551,182	386,442	405,797	379,665

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAGTS		LZREMS		LOVTRC		LOVSDC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(9,662)	(20,995)	124,256	68,504	94,077	53,625	163,938	122,415
Realized gain (loss) on investments	592,455	73,878	720,593	289,840	(15,351)	(35,547)	(36,593)	2,465
Change in unrealized gain (loss) on investments	(1,300,693)	705,227	(3,992,580)	2,299,364	(157,928)	48,633	(122,265)	(79,612)
Reinvested capital gains	226,424	159,466	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(491,476)	917,576	(3,147,731)	2,657,708	(79,202)	66,711	5,080	45,268

Equity transactions:
Purchase payments received from contract owners (note 3)	3,076,197	1,967,745	2,601,393	3,139,010	795,092	1,155,729	2,630,267	2,054,779
Transfers between funds	1,417,795	119,711	1,960,959	1,224,215	122,548	384,957	(238,743)	512,845
Redemptions (note 3)	(140,908)	(36,316)	(1,316,214)	(907,803)	(144,389)	(243,329)	(883,639)	(1,047,056)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(503)	(258)	(349)	(240)	(65)	(60)	(193)	(145)
Contingent deferred sales charges (note 2)	(1,291)	(120)	(2,720)	(11,172)	(290)	(1,511)	(52)	-
Adjustments to maintain reserves	9	(63)	23	(343)	-	(118)	12	(60)

Net equity transactions	4,351,299	2,050,699	3,243,092	3,443,667	772,896	1,295,668	1,507,652	1,520,363

Net change in contract owners’ equity	3,859,823	2,968,275	95,361	6,101,375	693,694	1,362,379	1,512,732	1,565,631
Contract owners’ equity beginning of period	4,453,103	1,484,828	14,984,496	8,883,121	3,759,228	2,396,849	5,220,955	3,655,324

Contract owners’ equity end of period	$8,312,926	4,453,103	15,079,857	14,984,496	4,452,922	3,759,228	6,733,687	5,220,955

CHANGES IN UNITS:
Beginning units	274,974	131,313	1,365,738	1,022,688	359,520	236,073	511,301	361,756
Units purchased	436,510	183,725	858,227	771,376	113,246	313,700	362,960	409,185
Units redeemed	(196,744)	(40,064)	(516,846)	(428,326)	(37,333)	(190,253)	(214,869)	(259,640)

Ending units	514,740	274,974	1,707,119	1,365,738	435,433	359,520	659,392	511,301

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MNCPS2		MV3MVS		MVBRES		MVGTAS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,452	3,935	(12,991)	(79)	380	4,678	(22,029)	36,062
Realized gain (loss) on investments	45,088	19,848	27,755	13,481	27,726	19,304	(7,330)	(31,808)
Change in unrealized gain (loss) on investments	(340,144)	72,192	(682,494)	143,021	(463,178)	264,869	(200,701)	224,664
Reinvested capital gains	122,586	28,355	208,371	60,377	199,556	42,064	94,189	6,256

Net increase (decrease) in contract owners’ equity resulting from operations	(171,018)	124,330	(459,359)	216,800	(235,516)	330,915	(135,871)	235,174

Equity transactions:
Purchase payments received from contract owners (note 3)	1,017,856	1,042,146	1,265,841	921,555	381,668	399,639	154,916	115,223
Transfers between funds	89,390	314,137	124,190	243,694	162,689	(130,208)	(697,601)	(152,294)
Redemptions (note 3)	(137,006)	(70,885)	(37,176)	(112,312)	(96,707)	(108,281)	(201,521)	(366,378)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(130)	(35)	(96)	(45)	(41)	(59)	(13)	-
Contingent deferred sales charges (note 2)	(3,776)	-	(563)	(184)	-	(412)	(491)	(1,347)
Adjustments to maintain reserves	(21)	(27)	12	(34)	(1)	(24)	(30)	(87)

Net equity transactions	966,313	1,285,336	1,352,208	1,052,674	447,608	160,655	(744,740)	(404,883)

Net change in contract owners’ equity	795,295	1,409,666	892,849	1,269,474	212,092	491,570	(880,611)	(169,709)
Contract owners’ equity beginning of period	2,179,055	769,389	2,418,880	1,149,406	2,075,832	1,584,262	2,647,545	2,817,254

Contract owners’ equity end of period	$2,974,350	2,179,055	3,311,729	2,418,880	2,287,924	2,075,832	1,766,934	2,647,545

CHANGES IN UNITS:
Beginning units	180,730	70,314	202,203	107,689	169,998	154,555	216,134	251,334
Units purchased	149,855	154,809	146,541	118,086	52,094	45,402	37,643	24,384
Units redeemed	(74,161)	(44,393)	(31,694)	(23,572)	(16,010)	(29,959)	(100,394)	(59,584)

Ending units	256,424	180,730	317,050	202,203	206,082	169,998	153,383	216,134

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MVUSC		MVIVSC		MGRFV		MSGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,107)	36,145	(8,287)	19,649	(30,241)	(44,325)	107,554	39,179
Realized gain (loss) on investments	12,123	27,246	222,712	152,981	195,985	(16,814)	(122,949)	(31,447)
Change in unrealized gain (loss) on investments	(28,439)	68,055	(2,250,902)	1,310,390	80,335	99,888	(805,654)	271,051
Reinvested capital gains	6,557	-	180,209	7,061	45,526	-	258,752	238,292

Net increase (decrease) in contract owners’ equity resulting from operations	(13,866)	131,446	(1,856,268)	1,490,081	291,605	38,749	(562,297)	517,075

Equity transactions:
Purchase payments received from contract owners (note 3)	407,645	569,904	10,987,361	2,600,414	507,798	980,009	1,429,133	1,703,050
Transfers between funds	(40,047)	(64,261)	58,340	709,804	60,840	(267,899)	(1,471,175)	402,651
Redemptions (note 3)	(63,245)	(25,194)	(216,261)	(501,738)	(363,762)	(279,740)	(436,639)	(453,309)
Annuity benefits	-	-	-	-	(949)	-	-	-
Contract maintenance charges (note 2)	(84)	(73)	(314)	(206)	(70)	(35)	(235)	(140)
Contingent deferred sales charges (note 2)	(244)	(217)	(686)	(285)	(1,574)	(1,051)	(2,365)	(5,929)
Adjustments to maintain reserves	1	(53)	10	(83)	-	(114)	11	(212)

Net equity transactions	304,026	480,106	10,828,450	2,807,906	202,283	431,170	(481,270)	1,646,111

Net change in contract owners’ equity	290,160	611,552	8,972,182	4,297,987	493,888	469,919	(1,043,567)	2,163,186
Contract owners’ equity beginning of period	1,455,825	844,273	8,974,206	4,676,219	3,671,054	3,201,135	6,725,481	4,562,295

Contract owners’ equity end of period	$1,745,985	1,455,825	17,946,388	8,974,206	4,164,942	3,671,054	5,681,914	6,725,481

CHANGES IN UNITS:
Beginning units	139,076	91,233	713,454	466,163	364,743	322,387	592,022	446,629
Units purchased	83,654	72,452	1,339,192	364,070	352,029	156,544	207,091	357,640
Units redeemed	(55,553)	(24,609)	(459,611)	(116,779)	(327,154)	(114,188)	(250,177)	(212,247)

Ending units	167,177	139,076	1,593,035	713,454	389,618	364,743	548,936	592,022

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSEMB		MSVGT2		VKVGR2		DTRTFB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$458,750	344,714	(6,673)	(6,966)	276,283	125,591	18,623	-
Realized gain (loss) on investments	(32,393)	(1,030)	26,941	14,490	(30,301)	48,391	88	-
Change in unrealized gain (loss) on investments	(1,314,863)	299,629	(216,024)	189,977	(1,717,665)	807,375	(9,889)	-
Reinvested capital gains	-	-	73,670	24,435	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(888,506)	643,313	(122,086)	221,936	(1,471,683)	981,357	8,822	-

Equity transactions:
Purchase payments received from contract owners (note 3)	2,626,178	3,415,089	164,247	82,071	3,856,708	4,198,853	634,890	-
Transfers between funds	(832,479)	(77,069)	(323,396)	116,586	(980,176)	(1,219,343)	1,318,710	-
Redemptions (note 3)	(648,182)	(883,578)	(130,326)	(169,383)	(675,895)	(1,175,774)	(25,186)	-
Annuity benefits	(741)	-	-	-	(1,111)	-	-	-
Contract maintenance charges (note 2)	(370)	(225)	(15)	(5)	(513)	(303)	-	-
Contingent deferred sales charges (note 2)	(3,581)	(5,166)	(221)	(161)	(1,884)	(10,292)	-	-
Adjustments to maintain reserves	32	(298)	(26)	(116)	34	(314)	(25)	-

Net equity transactions	1,140,857	2,448,753	(289,737)	28,992	2,197,163	1,792,827	1,928,389	-

Net change in contract owners’ equity	252,351	3,092,066	(411,823)	250,928	725,480	2,774,184	1,937,211	-
Contract owners’ equity beginning of period	10,549,686	7,457,620	1,767,940	1,517,012	14,022,593	11,248,409	-	-

Contract owners’ equity end of period	$10,802,037	10,549,686	1,356,117	1,767,940	14,748,073	14,022,593	1,937,211	-

CHANGES IN UNITS:
Beginning units	836,569	642,260	141,790	139,046	1,081,412	942,836	-	-
Units purchased	347,471	468,825	22,281	36,680	494,407	510,001	233,181	-
Units redeemed	(254,656)	(274,516)	(45,915)	(33,936)	(326,565)	(371,425)	(41,239)	-

Ending units	929,384	836,569	118,156	141,790	1,249,254	1,081,412	191,942	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVBX		NVIX		NAMGI2		NAMAA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$314,038	261,351	427,203	441,765	790	2,232	8,163	15,176
Realized gain (loss) on investments	(456,914)	(76,068)	1,068,236	338,680	284,862	2,956	22,506	122,408
Change in unrealized gain (loss) on investments	(232,085)	45,298	(6,117,577)	2,697,326	(555,566)	317,597	(305,441)	81,441
Reinvested capital gains	11,503	25,858	-	-	141,825	2,509	116,578	19,200

Net increase (decrease) in contract owners’ equity resulting from operations	(363,458)	256,439	(4,622,138)	3,477,771	(128,089)	325,294	(158,194)	238,225

Equity transactions:
Purchase payments received from contract owners (note 3)	5,548,613	7,438,038	8,002,019	10,213,856	1,885,443	1,003,706	885,671	1,317,324
Transfers between funds	(3,552,276)	889,655	(2,527,179)	7,136,055	(791,824)	(117)	75,718	(678,794)
Redemptions (note 3)	(944,789)	(1,301,165)	(2,001,098)	(1,531,335)	(68,012)	(9,662)	(104,413)	(4,232)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(504)	(274)	(496)	(137)	(166)	(99)	(78)	(15)
Contingent deferred sales charges (note 2)	(3,461)	(3,570)	(5,220)	(8,708)	-	-	(22)	-
Adjustments to maintain reserves	(8)	(188)	90	(363)	8	(12)	15	(6)

Net equity transactions	1,047,575	7,022,496	3,468,116	15,809,368	1,025,449	993,816	856,891	634,277

Net change in contract owners’ equity	684,117	7,278,935	(1,154,022)	19,287,139	897,360	1,319,110	698,697	872,502
Contract owners’ equity beginning of period	22,847,993	15,569,058	28,299,288	9,012,149	2,416,690	1,097,580	1,947,455	1,074,953

Contract owners’ equity end of period	$23,532,110	22,847,993	27,145,266	28,299,288	3,314,050	2,416,690	2,646,152	1,947,455

CHANGES IN UNITS:
Beginning units	2,234,188	1,551,608	2,422,837	950,900	192,241	105,135	162,181	103,920
Units purchased	1,011,966	1,728,703	1,439,069	2,326,394	164,217	135,615	81,639	129,867
Units redeemed	(916,011)	(1,046,123)	(1,139,529)	(854,457)	(83,363)	(48,509)	(9,478)	(71,606)

Ending units	2,330,143	2,234,188	2,722,377	2,422,837	273,095	192,241	234,342	162,181

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,858	15,525	(123,554)	(132,377)	81,855	5,545	(123,638)	(17,843)
Realized gain (loss) on investments	33,448	18,331	725,814	161,379	(64,470)	(21,133)	159,446	37,456
Change in unrealized gain (loss) on investments	(504,257)	64,103	(8,706,752)	5,497,508	(126,871)	63,903	(3,171,578)	848,920
Reinvested capital gains	180,774	99,496	3,541,229	1,249,321	22,274	9,989	927,139	602,162

Net increase (decrease) in contract owners’ equity resulting from operations	(287,177)	197,455	(4,563,263)	6,775,831	(87,212)	58,304	(2,208,631)	1,470,695

Equity transactions:
Purchase payments received from contract owners (note 3)	266,833	1,129,762	12,132,419	11,975,556	3,109,448	2,127,620	10,863,715	4,686,874
Transfers between funds	(578,381)	117,682	(372,098)	9,854,482	(862,520)	71,123	(293,893)	823,348
Redemptions (note 3)	(53,326)	(63,855)	(5,117,103)	(4,930,952)	(141,971)	(791,807)	(356,985)	(512,993)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(118)	(121)	(1,266)	(668)	(143)	(102)	(389)	(210)
Contingent deferred sales charges (note 2)	(12)	-	(16,261)	(27,267)	(209)	(48)	(627)	(393)
Adjustments to maintain reserves	(10)	(51)	(14)	(489)	(7)	(38)	18	(89)

Net equity transactions	(365,014)	1,183,417	6,625,677	16,870,662	2,104,598	1,406,748	10,211,839	4,996,537

Net change in contract owners’ equity	(652,191)	1,380,872	2,062,414	23,646,493	2,017,386	1,465,052	8,003,208	6,467,232
Contract owners’ equity beginning of period	3,093,670	1,712,798	64,677,155	41,030,662	3,878,724	2,413,672	9,828,596	3,361,364

Contract owners’ equity end of period	$2,441,479	3,093,670	66,739,569	64,677,155	5,896,110	3,878,724	17,831,804	9,828,596

CHANGES IN UNITS:
Beginning units	254,148	150,830	3,953,360	2,870,103	374,678	237,886	789,133	349,659
Units purchased	39,226	142,278	1,460,397	1,784,973	414,470	376,959	1,353,687	684,015
Units redeemed	(69,264)	(38,960)	(1,076,593)	(701,716)	(207,694)	(240,167)	(547,715)	(244,541)

Ending units	224,110	254,148	4,337,164	3,953,360	581,454	374,678	1,595,105	789,133

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAGR2		GVAGI2		HIBF		GEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(166,738)	(78,172)	(6,141)	31,243	138,826	160,698	(62,619)	15,201
Realized gain (loss) on investments	204,014	(3,147)	29,036	16,922	(159,747)	134,860	295,439	695,637
Change in unrealized gain (loss) on investments	(3,479,845)	1,316,635	(2,772,292)	458,631	(91,013)	(132,666)	(1,413,457)	670,289
Reinvested capital gains	2,278,587	892,727	1,608,217	825,726	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,163,982)	2,128,043	(1,141,180)	1,332,522	(111,934)	162,892	(1,180,637)	1,381,127

Equity transactions:
Purchase payments received from contract owners (note 3)	10,819,915	8,175,274	8,273,550	6,622,218	464,409	1,007,902	80,739	100,287
Transfers between funds	6,695	57,735	1,455,062	406,255	(489,620)	(228,963)	(2,526,814)	3,601,416
Redemptions (note 3)	(653,416)	(580,403)	(607,402)	(495,514)	(440,658)	(373,447)	(547,517)	(454,179)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(864)	(425)	(581)	(400)	(147)	(76)	-	-
Contingent deferred sales charges (note 2)	(6,750)	(131)	(4,763)	(3,311)	(516)	(26)	(1,982)	(928)
Adjustments to maintain reserves	(27)	(59)	(23)	(62)	10	(56)	25	(240)

Net equity transactions	10,165,553	7,651,991	9,115,843	6,529,186	(466,522)	405,334	(2,995,549)	3,246,356

Net change in contract owners’ equity	9,001,571	9,780,034	7,974,663	7,861,708	(578,456)	568,226	(4,176,186)	4,627,483
Contract owners’ equity beginning of period	14,517,233	4,737,199	11,780,813	3,919,105	3,545,289	2,977,063	7,648,180	3,020,697

Contract owners’ equity end of period	$23,518,804	14,517,233	19,755,476	11,780,813	2,966,833	3,545,289	3,471,994	7,648,180

CHANGES IN UNITS:
Beginning units	1,078,343	444,358	920,117	368,792	315,001	279,127	649,679	356,757
Units purchased	1,187,229	925,449	998,920	777,717	443,255	502,351	348,713	657,418
Units redeemed	(488,201)	(291,464)	(322,730)	(226,392)	(483,670)	(466,477)	(637,234)	(364,496)

Ending units	1,777,371	1,078,343	1,596,307	920,117	274,586	315,001	361,158	649,679

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GEM2		NVIE6		NVNMO2		NVNSR2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(16,285)	2,360	16,640	5,971	(30,293)	(11,471)	(4,257)	(1,128)
Realized gain (loss) on investments	47,476	11,247	27,311	4,297	153,931	74,141	262	(162)
Change in unrealized gain (loss) on investments	(451,093)	189,371	(405,196)	136,046	(704,034)	239,476	(193,221)	16,052
Reinvested capital gains	-	-	9,524	-	380,135	48,386	113,113	60,512

Net increase (decrease) in contract owners’ equity resulting from operations	(419,902)	202,978	(351,721)	146,314	(200,261)	350,532	(84,103)	75,274

Equity transactions:
Purchase payments received from contract owners (note 3)	2,226,037	1,095,888	1,222,653	832,184	534,081	1,460,372	99,595	480,775
Transfers between funds	(1,972,411)	210,243	(4,238)	1,469	(25,781)	1,209,282	229,433	19,732
Redemptions (note 3)	(32,099)	(8,018)	(73,058)	(12,732)	(261,500)	(209,591)	(15,420)	(8,035)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(33)	(15)	(58)	(31)	(39)	(3)	(10)	-
Contingent deferred sales charges (note 2)	(83)	(3)	(58)	(3)	(68)	-	-	-
Adjustments to maintain reserves	(9)	(19)	1	(21)	(14)	(20)	(24)	(7)

Net equity transactions	221,402	1,298,076	1,145,242	820,866	246,679	2,460,040	313,574	492,465

Net change in contract owners’ equity	(198,500)	1,501,054	793,521	967,180	46,418	2,810,572	229,471	567,739
Contract owners’ equity beginning of period	1,676,003	174,949	1,302,994	335,814	3,014,040	203,468	812,227	244,488

Contract owners’ equity end of period	$1,477,503	1,676,003	2,096,515	1,302,994	3,060,458	3,014,040	1,041,698	812,227

CHANGES IN UNITS:
Beginning units	133,227	19,341	114,103	36,909	222,396	18,479	65,533	23,129
Units purchased	237,385	129,695	176,946	96,179	177,249	300,187	27,034	43,890
Units redeemed	(226,283)	(15,809)	(73,150)	(18,985)	(159,149)	(96,270)	(2,271)	(1,486)

Ending units	144,329	133,227	217,899	114,103	240,496	222,396	90,296	65,533

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$33,847	(22,827)	101,045	49,069	82,277	11,079	70,420	51,406
Realized gain (loss) on investments	550,859	6,492	(176,797)	(250,448)	(494,371)	(240,750)	(148,745)	(217,762)
Change in unrealized gain (loss) on investments	(1,974,077)	888,065	(1,527,458)	929,926	(1,887,014)	1,192,128	(517,530)	515,183
Reinvested capital gains	256,890	636,437	645,903	606,050	751,525	958,006	73,296	273,845

Net increase (decrease) in contract owners’ equity resulting from operations	(1,132,481)	1,508,167	(957,307)	1,334,597	(1,547,583)	1,920,463	(522,559)	622,672

Equity transactions:
Purchase payments received from contract owners (note 3)	258,555	1,111,684	806,837	372,229	2,859,260	880,795	596,602	1,504,739
Transfers between funds	325,658	42,112	(368,066)	(97,389)	(522,059)	(491,488)	(432,509)	(942,085)
Redemptions (note 3)	(546,538)	(1,345,285)	(1,239,951)	(1,892,605)	(1,683,394)	(939,075)	(1,685,880)	(1,786,630)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(10)	(216)	(148)	(5)	(20)	(156)	(64)
Contingent deferred sales charges (note 2)	(3,795)	(1,166)	(1,505)	(15,949)	(22,919)	(31,971)	(12,488)	(2,429)
Adjustments to maintain reserves	(29)	(103)	12	(214)	23	(193)	32	(144)

Net equity transactions	33,641	(192,768)	(802,889)	(1,634,076)	630,906	(581,952)	(1,534,399)	(1,226,613)

Net change in contract owners’ equity	(1,098,840)	1,315,399	(1,760,196)	(299,479)	(916,677)	1,338,511	(2,056,958)	(603,941)
Contract owners’ equity beginning of period	9,540,347	8,224,948	13,513,238	13,812,717	15,705,564	14,367,053	13,779,403	14,383,344

Contract owners’ equity end of period	$8,441,507	9,540,347	11,753,042	13,513,238	14,788,887	15,705,564	11,722,445	13,779,403

CHANGES IN UNITS:
Beginning units	524,032	535,941	926,263	1,046,807	972,537	1,016,035	1,150,132	1,259,124
Units purchased	454,495	115,379	113,419	133,037	371,973	101,370	103,912	247,989
Units redeemed	(451,554)	(127,288)	(167,411)	(253,581)	(335,957)	(144,868)	(233,708)	(356,981)

Ending units	526,973	524,032	872,271	926,263	1,008,553	972,537	1,020,336	1,150,132

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMD2		NVCMA2		NVCMC2		NVCBD2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$114,387	18,448	10,875	(8,942)	36,609	36,081	56,197	47,154
Realized gain (loss) on investments	(172,271)	(1,199,816)	278,937	(57,419)	(167,707)	(62,914)	(29,563)	2,188
Change in unrealized gain (loss) on investments	(3,055,499)	2,874,279	(1,530,513)	994,565	(604,832)	343,100	(76,078)	17,022
Reinvested capital gains	1,128,700	1,594,718	430,359	901,113	278,105	362,695	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,984,683)	3,287,629	(810,342)	1,829,317	(457,825)	678,962	(49,444)	66,364

Equity transactions:
Purchase payments received from contract owners (note 3)	1,138,038	3,039,321	195,191	402,549	159,334	137,147	836,962	514,966
Transfers between funds	(815,879)	(5,332,915)	(1,396,001)	3,202,611	(9,518)	1,009,891	(212,034)	98,328
Redemptions (note 3)	(3,353,798)	(7,256,075)	(3,138,046)	(5,677,512)	(2,607,462)	(601,572)	(296,815)	(8,004)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(126)	(102)	(196)	(120)	(151)	(126)	(65)	(44)
Contingent deferred sales charges (note 2)	(7,272)	(27,623)	(14,195)	(8,555)	(3,118)	(1,063)	(73)	-
Adjustments to maintain reserves	(38)	(306)	(11)	(173)	(42)	(84)	7	(26)

Net equity transactions	(3,039,075)	(9,577,700)	(4,353,258)	(2,081,200)	(2,460,957)	544,193	327,982	605,220

Net change in contract owners’ equity	(5,023,758)	(6,290,071)	(5,163,600)	(251,883)	(2,918,782)	1,223,155	278,538	671,584
Contract owners’ equity beginning of period	26,126,415	32,416,486	11,557,440	11,809,323	9,357,076	8,133,921	2,708,853	2,037,269

Contract owners’ equity end of period	$21,102,657	26,126,415	6,393,840	11,557,440	6,438,294	9,357,076	2,987,391	2,708,853

CHANGES IN UNITS:
Beginning units	1,700,995	2,370,957	676,199	806,643	687,470	646,126	256,980	199,123
Units purchased	208,927	268,321	120,400	358,821	59,543	98,787	106,967	88,348
Units redeemed	(412,636)	(938,283)	(377,575)	(489,265)	(244,116)	(57,443)	(74,852)	(30,491)

Ending units	1,497,286	1,700,995	419,024	676,199	502,897	687,470	289,095	256,980

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVLCP2		TRF		TRF2		GBF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$49,266	29,221	(7,356)	(8,811)	(950)	(1,279)	35,057	32,671
Realized gain (loss) on investments	(105,609)	(32,571)	267,113	503,067	28,612	46,893	(188,617)	(214,560)
Change in unrealized gain (loss) on investments	(98,505)	167,372	(375,610)	38,977	(30,357)	26,139	42,339	200,494
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(154,848)	164,022	(115,853)	533,233	(2,695)	71,753	(111,221)	18,605

Equity transactions:
Purchase payments received from contract owners (note 3)	313,822	170,757	15,652	12,893	80,914	161,117	15,274	47,149
Transfers between funds	(424,304)	(2,308,891)	(1,706,722)	1,634,784	19,429	(324,348)	(348,975)	(1,866,568)
Redemptions (note 3)	(1,119,295)	(1,651,383)	(225,478)	(319,088)	(70,217)	(4,939)	(948,737)	(1,788,460)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(28)	(25)	-	-	(80)	(63)	-	-
Contingent deferred sales charges (note 2)	(438)	(4,123)	(66)	(20)	-	-	(7,811)	(2,928)
Adjustments to maintain reserves	(10)	(150)	(12)	(79)	(21)	-	(27)	(147)

Net equity transactions	(1,230,253)	(3,793,815)	(1,916,626)	1,328,490	30,025	(168,233)	(1,290,276)	(3,610,954)

Net change in contract owners’ equity	(1,385,101)	(3,629,793)	(2,032,479)	1,861,723	27,330	(96,480)	(1,401,497)	(3,592,349)
Contract owners’ equity beginning of period	5,705,067	9,334,860	3,908,621	2,046,898	367,583	464,063	6,751,367	10,343,716

Contract owners’ equity end of period	$4,319,966	5,705,067	1,876,142	3,908,621	394,913	367,583	5,349,870	6,751,367

CHANGES IN UNITS:
Beginning units	518,627	870,990	277,662	172,307	29,423	44,266	675,408	1,042,731
Units purchased	186,081	402,646	132,472	722,449	11,844	20,226	296,412	916,101
Units redeemed	(302,639)	(755,009)	(275,809)	(617,094)	(9,214)	(35,069)	(428,638)	(1,283,424)

Ending units	402,069	518,627	134,325	277,662	32,053	29,423	543,182	675,408

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GBF2		GVIDA		NVDBL2		NVDCA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$52,834	8,569	844	18,111	46,494	41,571	112,042	56,036
Realized gain (loss) on investments	(26,472)	(7,084)	14,243	51,738	76,847	(1,217)	97,017	6,293
Change in unrealized gain (loss) on investments	13,235	2,159	(1,316,096)	392,031	(936,607)	359,851	(2,414,544)	463,398
Reinvested capital gains	-	-	583,823	445,011	333,685	157,012	896,448	330,806

Net increase (decrease) in contract owners’ equity resulting from operations	39,597	3,644	(717,186)	906,891	(479,581)	557,217	(1,309,037)	856,533

Equity transactions:
Purchase payments received from contract owners (note 3)	466,106	730,128	244,281	1,179,394	1,828,210	963,361	1,781,090	1,861,060
Transfers between funds	2,541,261	(285,725)	(36,862)	344,233	308,907	591,426	6,796,640	2,823,557
Redemptions (note 3)	(15,085)	(10,331)	(289,702)	(480,431)	(1,569,117)	(411,858)	(2,017,830)	(350,011)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(130)	(74)	(274)	(150)	(198)	(153)	(429)	(55)
Contingent deferred sales charges (note 2)	(225)	-	(88)	(3,645)	(7,957)	(1,534)	(1,307)	(2,068)
Adjustments to maintain reserves	1	(43)	48	(155)	7	(110)	27	(138)

Net equity transactions	2,991,928	433,955	(82,597)	1,039,246	559,852	1,141,132	6,558,191	4,332,345

Net change in contract owners’ equity	3,031,525	437,599	(799,783)	1,946,137	80,271	1,698,349	5,249,154	5,188,878
Contract owners’ equity beginning of period	1,202,942	765,343	7,028,836	5,082,699	6,983,659	5,285,310	9,588,941	4,400,063

Contract owners’ equity end of period	$4,234,467	1,202,942	6,229,053	7,028,836	7,063,930	6,983,659	14,838,095	9,588,941

CHANGES IN UNITS:
Beginning units	120,964	77,350	553,230	466,597	601,345	498,988	789,291	410,422
Units purchased	339,114	81,616	49,678	165,801	216,197	157,710	756,922	508,040
Units redeemed	(29,513)	(38,002)	(56,846)	(79,168)	(170,748)	(55,353)	(231,731)	(129,171)

Ending units	430,565	120,964	546,062	553,230	646,794	601,345	1,314,482	789,291

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVIDC		GVIDM		GVDMA		GVDMC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$109,769	74,357	363,162	306,710	116,774	88,569	145,413	143,087
Realized gain (loss) on investments	(55,520)	80,150	(75,891)	(233,278)	(39,073)	65,511	(30,298)	(231,336)
Change in unrealized gain (loss) on investments	(817,691)	121,199	(9,818,401)	2,173,592	(4,527,181)	1,120,779	(2,473,607)	718,463
Reinvested capital gains	297,751	302,933	5,118,747	3,230,877	2,230,064	1,169,970	1,222,381	853,948

Net increase (decrease) in contract owners’ equity resulting from operations	(465,691)	578,639	(4,412,383)	5,477,901	(2,219,416)	2,444,829	(1,136,111)	1,484,162

Equity transactions:
Purchase payments received from contract owners (note 3)	4,339,762	3,330,856	16,132,182	12,520,632	5,554,593	5,228,272	2,882,143	4,902,642
Transfers between funds	452,451	(402,768)	(11,731,350)	6,020,594	(552,806)	176,382	537,170	2,053,266
Redemptions (note 3)	(3,775,106)	(2,208,576)	(3,164,912)	(4,560,675)	(843,796)	(1,935,351)	(2,620,165)	(3,567,504)
Annuity benefits	-	-	(5,203)	(5,142)	-	-	(11,768)	-
Contract maintenance charges (note 2)	(238)	(179)	(1,793)	(1,192)	(1,432)	(500)	(638)	(373)
Contingent deferred sales charges (note 2)	(2,050)	(2,920)	(5,233)	(6,789)	(4,235)	(3,889)	(3,786)	(2,283)
Adjustments to maintain reserves	12	(164)	(25)	(251)	9	(266)	125	(281)

Net equity transactions	1,014,831	716,249	1,223,666	13,967,177	4,152,333	3,464,648	783,081	3,385,467

Net change in contract owners’ equity	549,140	1,294,888	(3,188,717)	19,445,078	1,932,917	5,909,477	(353,030)	4,869,629
Contract owners’ equity beginning of period	15,217,663	13,922,775	61,965,423	42,520,345	20,533,358	14,623,881	22,854,686	17,985,057

Contract owners’ equity end of period	$15,766,803	15,217,663	58,776,706	61,965,423	22,466,275	20,533,358	22,501,656	22,854,686

CHANGES IN UNITS:
Beginning units	1,415,301	1,352,080	5,176,800	3,963,445	1,644,988	1,352,219	2,012,077	1,708,962
Units purchased	818,508	480,838	1,945,330	2,237,583	708,098	605,203	469,227	811,182
Units redeemed	(725,081)	(417,617)	(1,856,593)	(1,024,228)	(380,735)	(312,434)	(418,716)	(508,067)

Ending units	1,508,728	1,415,301	5,265,537	5,176,800	1,972,351	1,644,988	2,062,588	2,012,077

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MCIF		SAM		NVMIG6		GVDIV2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$75,546	(5,749)	5	(522)	(24,592)	(23,954)	156,783	67,209
Realized gain (loss) on investments	604,719	284,237	-	-	28,920	(45,324)	301,792	15,620
Change in unrealized gain (loss) on investments	(8,378,079)	1,306,073	-	-	(1,659,370)	1,211,371	(1,686,529)	1,135,824
Reinvested capital gains	2,962,847	1,375,406	1	-	464,965	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,734,967)	2,959,967	6	(522)	(1,190,077)	1,142,093	(1,227,954)	1,218,653

Equity transactions:
Purchase payments received from contract owners (note 3)	10,088,501	11,331,546	-	-	210,447	248,803	367,436	187,970
Transfers between funds	(1,533,622)	2,010,668	(27,206)	-	(834,813)	845,347	(52,448)	442,969
Redemptions (note 3)	(1,312,599)	(1,551,907)	-	-	(626,462)	(618,898)	(1,246,720)	(857,919)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(621)	(283)	(24)	(25)	(5)	-	(17)	(8)
Contingent deferred sales charges (note 2)	(8,413)	(9,633)	-	-	(582)	(3,860)	(4,032)	(4,122)
Adjustments to maintain reserves	14	(418)	1	(6)	(43)	(163)	34	(276)

Net equity transactions	7,233,260	11,779,973	(27,229)	(31)	(1,251,458)	471,229	(935,747)	(231,386)

Net change in contract owners’ equity	2,498,293	14,739,940	(27,223)	(553)	(2,441,535)	1,613,322	(2,163,701)	987,267
Contract owners’ equity beginning of period	29,986,686	15,246,746	59,194	59,747	6,507,926	4,894,604	7,149,841	6,162,574

Contract owners’ equity end of period	$32,484,979	29,986,686	31,971	59,194	4,066,391	6,507,926	4,986,140	7,149,841

CHANGES IN UNITS:
Beginning units	2,265,493	1,319,288	6,516	6,519	426,714	397,851	682,118	710,285
Units purchased	1,554,144	2,088,310	-	-	82,877	178,669	128,318	190,883
Units redeemed	(1,021,390)	(1,142,105)	(2,999)	(3)	(186,553)	(149,806)	(227,210)	(219,050)

Ending units	2,798,247	2,265,493	3,517	6,516	323,038	426,714	583,226	682,118

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(126,975)	(110,646)	(27,569)	(30,234)	(1,460)	(1,345)	(140,205)	(93,697)
Realized gain (loss) on investments	462,336	(283,490)	57,342	118,357	(1,358)	(413)	726,451	463,828
Change in unrealized gain (loss) on investments	(2,067,224)	1,940,583	(2,590,464)	772,728	(24,472)	19,463	(3,210,213)	691,105
Reinvested capital gains	1,221,591	319,763	1,086,883	542,001	19,294	5,038	1,735,696	320,676

Net increase (decrease) in contract owners’ equity resulting from operations	(510,272)	1,866,210	(1,473,808)	1,402,852	(7,996)	22,743	(888,271)	1,381,912

Equity transactions:
Purchase payments received from contract owners (note 3)	370,259	334,994	126,101	719,135	-	-	1,193,749	716,422
Transfers between funds	(90,450)	(624,673)	165,076	(3,040,960)	-	(3,442)	344,794	2,297,594
Redemptions (note 3)	(913,353)	(1,218,669)	(1,239,531)	(1,119,912)	(5,938)	(5,020)	(835,064)	(853,270)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(67)	(45)	(12)	(14)	-	-	(102)	(56)
Contingent deferred sales charges (note 2)	(1,022)	(6,077)	(5,685)	(8,407)	-	-	(5,325)	(1,712)
Adjustments to maintain reserves	(17)	(329)	(62)	(228)	22	(45)	25	(230)

Net equity transactions	(634,650)	(1,514,799)	(954,113)	(3,450,386)	(5,916)	(8,507)	698,077	2,158,748

Net change in contract owners’ equity	(1,144,922)	351,411	(2,427,921)	(2,047,534)	(13,912)	14,236	(190,194)	3,540,660
Contract owners’ equity beginning of period	8,201,857	7,850,446	11,339,335	13,386,869	102,458	88,222	7,963,423	4,422,763

Contract owners’ equity end of period	$7,056,935	8,201,857	8,911,414	11,339,335	88,546	102,458	7,773,229	7,963,423

CHANGES IN UNITS:
Beginning units	373,917	456,845	582,611	774,134	3,395	3,684	373,996	260,056
Units purchased	157,111	196,766	120,850	193,891	-	-	611,318	441,629
Units redeemed	(193,306)	(279,694)	(177,462)	(385,414)	(204)	(289)	(589,034)	(327,689)

Ending units	337,722	373,917	525,999	582,611	3,191	3,395	396,280	373,996

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMMV2		SCGF		SCGF2		SCVF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(28,454)	(46,259)	(107,902)	(64,412)	(16,038)	(7,229)	(33,396)	(55,925)
Realized gain (loss) on investments	57,842	584,375	628,594	247,183	106,934	(10,034)	99,789	427,778
Change in unrealized gain (loss) on investments	(2,690,762)	187,051	(1,852,200)	665,026	(472,235)	147,154	(1,513,526)	(290,804)
Reinvested capital gains	1,404,107	516,558	797,011	31,943	190,990	5,619	691,749	208,382

Net increase (decrease) in contract owners’ equity resulting from operations	(1,257,267)	1,241,725	(534,497)	879,740	(190,349)	135,510	(755,384)	289,431

Equity transactions:
Purchase payments received from contract owners (note 3)	355,784	1,261,084	84,774	109,079	677,425	525,940	48,667	95,356
Transfers between funds	(362,038)	(1,611,173)	510,566	2,413,197	(64,639)	69,077	(108,564)	(852,765)
Redemptions (note 3)	(906,233)	(1,731,235)	(664,997)	(571,428)	(31,196)	(88,102)	(462,110)	(1,117,507)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(162)	(146)	-	-	(73)	(56)	-	-
Contingent deferred sales charges (note 2)	(2,914)	(8,750)	(6,016)	(2,749)	(5)	-	(1,752)	(3,259)
Adjustments to maintain reserves	120	(452)	(1)	(172)	26	(53)	29	(263)

Net equity transactions	(915,443)	(2,090,672)	(75,674)	1,947,927	581,538	506,806	(523,730)	(1,878,438)

Net change in contract owners’ equity	(2,172,710)	(848,947)	(610,171)	2,827,667	391,189	642,316	(1,279,114)	(1,589,007)
Contract owners’ equity beginning of period	10,091,732	10,940,679	5,389,604	2,561,937	1,079,398	437,082	4,602,224	6,191,231

Contract owners’ equity end of period	$7,919,022	10,091,732	4,779,433	5,389,604	1,470,587	1,079,398	3,323,110	4,602,224

CHANGES IN UNITS:
Beginning units	441,461	537,974	378,111	220,195	91,578	45,722	347,227	502,461
Units purchased	153,334	326,795	816,645	725,054	124,786	59,052	100,353	159,108
Units redeemed	(191,727)	(423,308)	(826,485)	(567,138)	(78,803)	(13,196)	(141,121)	(314,342)

Ending units	403,068	441,461	368,271	378,111	137,561	91,578	306,459	347,227

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCVF2		SCF		SCF2		MSBF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(12,294)	(7,419)	(65,062)	(63,215)	(15,585)	(10,108)	185,738	367,269
Realized gain (loss) on investments	(5,486)	30,672	100,872	(56,280)	6,980	1,334	(303,488)	94,212
Change in unrealized gain (loss) on investments	(670,727)	18,055	(1,709,815)	334,575	(660,512)	62,808	(380,334)	(73,115)
Reinvested capital gains	319,765	48,468	1,067,482	330,035	410,274	92,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(368,742)	89,776	(606,523)	545,115	(258,843)	146,277	(498,084)	388,366

Equity transactions:
Purchase payments received from contract owners (note 3)	722,335	732,237	40,072	150,688	304,004	177,180	3,045,196	2,434,885
Transfers between funds	(4,504)	(65,872)	879,407	744,711	167,433	761,200	2,027,877	2,595,321
Redemptions (note 3)	(86,522)	(37,213)	(496,125)	(738,107)	(5,502)	(5,295)	(1,321,947)	(1,124,623)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(63)	(39)	-	-	(49)	(20)	(193)	(131)
Contingent deferred sales charges (note 2)	(26)	-	(3,651)	(3,650)	(20)	(3)	(3,617)	(10,394)
Adjustments to maintain reserves	(9)	(10)	(28)	(121)	20	(45)	6	(226)

Net equity transactions	631,211	629,103	419,675	153,521	465,886	933,017	3,747,322	3,894,832

Net change in contract owners’ equity	262,469	718,879	(186,848)	698,636	207,043	1,079,294	3,249,238	4,283,198
Contract owners’ equity beginning of period	1,358,132	639,253	4,889,568	4,190,932	1,374,346	295,052	11,358,802	7,075,604

Contract owners’ equity end of period	$1,620,601	1,358,132	4,702,720	4,889,568	1,581,389	1,374,346	14,608,040	11,358,802

CHANGES IN UNITS:
Beginning units	110,595	55,859	356,726	342,415	110,348	26,607	1,077,375	706,336
Units purchased	118,188	85,568	168,329	173,735	57,841	86,643	1,186,040	1,141,275
Units redeemed	(67,541)	(30,832)	(126,478)	(159,424)	(20,815)	(2,902)	(828,883)	(770,236)

Ending units	161,242	110,595	398,577	356,726	147,374	110,348	1,434,532	1,077,375

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSTB2		NVOLG2		NVTIV3		EIF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$161,158	19,581	(62,489)	(49,861)	10,692	8,662	24,635	19,177
Realized gain (loss) on investments	(134,579)	30,004	51,034	(111,786)	3,022	2,808	59,726	5,413
Change in unrealized gain (loss) on investments	(96,061)	(22,841)	(1,122,390)	1,070,872	(218,575)	105,977	(668,568)	97,011
Reinvested capital gains	-	-	761,596	109,903	11,234	-	288,327	-

Net increase (decrease) in contract owners’ equity resulting from operations	(69,482)	26,744	(372,249)	1,019,128	(193,627)	117,447	(295,880)	121,601

Equity transactions:
Purchase payments received from contract owners (note 3)	2,813,483	3,993,274	1,443,247	1,481,261	204,545	271,007	2,194,029	699,764
Transfers between funds	2,428,395	(4,063,914)	808,709	1,210,096	41,283	82,069	(31,066)	133,664
Redemptions (note 3)	(1,725,052)	(1,262,845)	(603,894)	(676,489)	(18,331)	(14,334)	(55,465)	(14,905)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(104)	(52)	(185)	(111)	(47)	(25)	(326)	(5)
Contingent deferred sales charges (note 2)	(1,537)	(5,494)	(721)	(4,353)	(31)	(79)	(421)	-
Adjustments to maintain reserves	27	(324)	(1)	(143)	(3)	(20)	(10)	(29)

Net equity transactions	3,515,212	(1,339,355)	1,647,155	2,010,261	227,416	338,618	2,106,741	818,489

Net change in contract owners’ equity	3,445,730	(1,312,611)	1,274,906	3,029,389	33,789	456,065	1,810,861	940,090
Contract owners’ equity beginning of period	13,378,603	14,691,214	6,445,896	3,416,507	882,492	426,427	1,287,578	347,488

Contract owners’ equity end of period	$16,824,333	13,378,603	7,720,802	6,445,896	916,281	882,492	3,098,439	1,287,578

CHANGES IN UNITS:
Beginning units	1,349,905	1,490,755	511,554	339,792	81,789	47,947	103,855	32,618
Units purchased	1,187,475	1,072,962	353,002	305,551	40,642	39,476	238,338	84,998
Units redeemed	(833,451)	(1,213,812)	(233,563)	(133,789)	(20,593)	(5,634)	(68,894)	(13,761)

Ending units	1,703,929	1,349,905	630,993	511,554	101,838	81,789	273,299	103,855

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVRE2		NVMM2		NVLM2		NVLCA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$27,734	15,507	(450,688)	(2,049,387)	(2,509)	(6,443)	15,131	16,282
Realized gain (loss) on investments	(32,040)	(126,933)	-	-	145,127	108,749	190,650	(10,163)
Change in unrealized gain (loss) on investments	(210,755)	143,873	-	-	(972,493)	526,019	(895,719)	268,920
Reinvested capital gains	-	50,300	1,371	-	247,744	108,166	164,053	28,065

Net increase (decrease) in contract owners’ equity resulting from operations	(215,061)	82,747	(449,317)	(2,049,387)	(582,131)	736,491	(525,885)	303,104

Equity transactions:
Purchase payments received from contract owners (note 3)	1,008,005	814,922	29,636,647	68,723,009	643,306	463,152	759,691	364,392
Transfers between funds	568,607	(189,109)	99,484,189	(11,750,263)	(645,409)	(478,062)	883,152	992,882
Redemptions (note 3)	(163,188)	(435,627)	(83,771,410)	(44,983,285)	(253,249)	(238,067)	(234,463)	(433,660)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(118)	(76)	(601)	(671)	(25)	-	(16)	(8)
Contingent deferred sales charges (note 2)	(678)	(616)	(526,296)	(159,123)	(650)	(824)	(7)	(83)
Adjustments to maintain reserves	18	(203)	100	(1,590)	(42)	(43)	(10)	(72)

Net equity transactions	1,412,646	189,291	44,822,629	11,828,077	(256,069)	(253,844)	1,408,347	923,451

Net change in contract owners’ equity	1,197,585	272,038	44,373,312	9,778,690	(838,200)	482,647	882,462	1,226,555
Contract owners’ equity beginning of period	2,637,619	2,365,581	157,673,261	147,894,571	6,648,436	6,165,789	3,079,802	1,853,247

Contract owners’ equity end of period	$3,835,204	2,637,619	202,046,573	157,673,261	5,810,236	6,648,436	3,962,264	3,079,802

CHANGES IN UNITS:
Beginning units	216,204	203,791	17,578,319	16,351,457	492,304	512,774	210,763	148,001
Units purchased	286,703	231,564	108,215,197	101,431,783	109,239	90,633	228,461	125,921
Units redeemed	(171,828)	(219,151)	(103,212,670)	(100,204,921)	(127,773)	(111,103)	(132,481)	(63,159)

Ending units	331,079	216,204	22,580,846	17,578,319	473,770	492,304	306,743	210,763

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(3,380)	3,944	8,482	4,435	14,494	3,159	21,185	9,177
Realized gain (loss) on investments	72,763	3,192	27,009	6,650	121,451	82,915	1,684	7,752
Change in unrealized gain (loss) on investments	(306,798)	217,750	(186,088)	95,881	(503,294)	156,614	(344,987)	137,957
Reinvested capital gains	98,043	84,295	47,365	37,316	180,379	17,406	136,806	15,186

Net increase (decrease) in contract owners’ equity resulting from operations	(139,372)	309,181	(103,232)	144,282	(186,970)	260,094	(185,312)	170,072

Equity transactions:
Purchase payments received from contract owners (note 3)	450,627	139,684	7,307	478,627	1,552,162	269,467	1,063,755	118,449
Transfers between funds	(145,376)	13,560	(39,065)	(39,993)	87,691	(65,230)	75,741	263,296
Redemptions (note 3)	(1,148,280)	(35,376)	(164,566)	(231,709)	(645,896)	(1,165,906)	(41,440)	(118,191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(82)	(66)	(17)	(16)	(75)	(15)	(30)	(33)
Contingent deferred sales charges (note 2)	-	(6)	(4,785)	(355)	(12,200)	(134)	(58)	(434)
Adjustments to maintain reserves	19	(64)	(22)	(60)	(5)	(45)	8	(45)

Net equity transactions	(843,092)	117,732	(201,148)	206,494	981,677	(961,863)	1,097,976	263,042

Net change in contract owners’ equity	(982,464)	426,913	(304,380)	350,776	794,707	(701,769)	912,664	433,114
Contract owners’ equity beginning of period	2,239,046	1,812,133	1,407,533	1,056,757	1,811,532	2,513,301	1,673,310	1,240,196

Contract owners’ equity end of period	$1,256,582	2,239,046	1,103,153	1,407,533	2,606,239	1,811,532	2,585,974	1,673,310

CHANGES IN UNITS:
Beginning units	190,845	179,311	122,015	104,486	151,732	242,882	144,064	119,999
Units purchased	55,324	23,293	33,497	75,606	161,461	41,245	97,815	34,874
Units redeemed	(129,342)	(11,759)	(51,487)	(58,077)	(77,892)	(132,395)	(3,886)	(10,809)

Ending units	116,827	190,845	104,025	122,015	235,301	151,732	237,993	144,064

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSIX2		GVEX1		NVMGA2		NBARMS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(6,544)	(6,006)	883,566	781,753	(4,152)	2,999	(12,283)	(9,535)
Realized gain (loss) on investments	385,524	368,776	4,763,733	3,479,360	21,338	15,465	20,447	(680)
Change in unrealized gain (loss) on investments	(7,960,195)	911,822	(21,604,484)	12,629,692	(242,035)	136,564	(115,632)	53,583
Reinvested capital gains	3,447,906	600,233	5,175,963	2,766,937	62,192	-	29,038	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,133,309)	1,874,825	(10,781,222)	19,657,742	(162,657)	155,028	(78,430)	43,368

Equity transactions:
Purchase payments received from contract owners (note 3)	7,088,444	8,774,244	39,707,561	40,816,674	295,014	284,302	102,654	404,091
Transfers between funds	(3,944,759)	4,322,313	(4,973,261)	6,448,426	237,865	88,697	(520)	88,198
Redemptions (note 3)	(1,215,542)	(917,637)	(8,430,868)	(6,732,894)	(46,727)	(4,988)	(23,151)	(123,566)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(410)	(157)	(3,815)	(1,296)	(109)	(114)	(24)	(28)
Contingent deferred sales charges (note 2)	(8,599)	(9,232)	(35,379)	(41,988)	(1,089)	-	(274)	(135)
Adjustments to maintain reserves	85	(293)	50	(1,283)	54	(42)	(19)	(4)

Net equity transactions	1,919,219	12,169,238	26,264,288	40,487,639	485,008	367,855	78,666	368,556

Net change in contract owners’ equity	(2,214,090)	14,044,063	15,483,066	60,145,381	322,351	522,883	236	411,924
Contract owners’ equity beginning of period	25,842,608	11,798,545	139,702,422	79,557,041	1,278,461	755,578	962,498	550,574

Contract owners’ equity end of period	$23,628,518	25,842,608	155,185,488	139,702,422	1,600,812	1,278,461	962,734	962,498

CHANGES IN UNITS:
Beginning units	2,003,529	1,032,165	10,471,552	7,162,296	114,668	79,852	98,826	59,659
Units purchased	1,535,120	1,949,013	6,122,074	6,804,425	63,004	73,810	42,545	66,453
Units redeemed	(1,452,269)	(977,649)	(4,261,450)	(3,495,169)	(18,102)	(38,994)	(34,165)	(27,286)

Ending units	2,086,380	2,003,529	12,332,176	10,471,552	159,570	114,668	107,206	98,826

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVIGS		OVGSS		OVSCS		PMVIV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13,203)	255	(64,173)	(51,994)	(51,489)	(15,122)	125,288	13,519
Realized gain (loss) on investments	98,868	4,212	859,008	572,480	59,043	109,230	(19,000)	6,208
Change in unrealized gain (loss) on investments	(670,483)	313,365	(3,226,384)	1,405,022	(1,215,541)	76,147	(205,081)	9,593
Reinvested capital gains	44,170	-	733,306	-	581,293	175,082	75,431	-

Net increase (decrease) in contract owners’ equity resulting from operations	(540,648)	317,832	(1,698,243)	1,925,508	(626,694)	345,337	(23,362)	29,320

Equity transactions:
Purchase payments received from contract owners (note 3)	1,003,503	656,898	4,866,919	1,200,847	1,278,386	1,431,210	6,632,569	1,058,390
Transfers between funds	(47,079)	(3,653)	(1,814,042)	3,486,459	138,454	181,150	1,166,910	2,233,891
Redemptions (note 3)	(59,985)	(31,522)	(977,145)	(934,374)	(100,650)	(385,250)	(347,775)	(117,284)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(72)	(33)	(44)	(28)	(138)	(136)	(76)	(4)
Contingent deferred sales charges (note 2)	(158)	-	(6,817)	(7,370)	(292)	(282)	(750)	(2)
Adjustments to maintain reserves	(18)	(55)	(105)	(182)	(24)	(60)	(685)	(297)

Net equity transactions	896,191	621,635	2,068,766	3,745,352	1,315,736	1,226,632	7,450,193	3,174,694

Net change in contract owners’ equity	355,543	939,467	370,523	5,670,860	689,042	1,571,969	7,426,831	3,204,014
Contract owners’ equity beginning of period	2,005,150	1,065,683	9,626,107	3,955,247	3,914,954	2,342,985	3,204,014	-

Contract owners’ equity end of period	$2,360,693	2,005,150	9,996,630	9,626,107	4,603,996	3,914,954	10,630,845	3,204,014

CHANGES IN UNITS:
Beginning units	175,012	116,297	621,009	341,754	334,053	225,010	308,774	-
Units purchased	140,161	72,441	621,984	685,375	183,328	205,995	1,428,059	372,790
Units redeemed	(56,061)	(13,726)	(497,583)	(406,120)	(73,282)	(96,952)	(706,153)	(64,016)

Ending units	259,112	175,012	745,410	621,009	444,099	334,053	1,030,680	308,774

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVAAD		PMVFAD		PMVLAD		PMVTRD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$127,729	304,049	62,656	6,217	37,640	(53,671)	264,459	135,757
Realized gain (loss) on investments	363,239	262,142	(129,538)	14,556	(60,469)	(24,406)	(83,399)	368,978
Change in unrealized gain (loss) on investments	(1,126,462)	563,824	(208,264)	130,484	(161,941)	31,673	(935,957)	317,619
Reinvested capital gains	-	-	27,544	-	-	-	269,191	-

Net increase (decrease) in contract owners’ equity resulting from operations	(635,494)	1,130,015	(247,602)	151,257	(184,770)	(46,404)	(485,706)	822,354

Equity transactions:
Purchase payments received from contract owners (note 3)	182,946	182,416	452,446	137,338	239,861	388,395	4,945,802	3,726,759
Transfers between funds	(1,687,037)	727,167	(597,379)	729,721	1,946,900	(2,443,327)	(416,672)	2,473,964
Redemptions (note 3)	(784,265)	(1,464,723)	(198,380)	(108,792)	(2,776,881)	(2,149,793)	(4,298,874)	(4,082,316)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11)	(11)	(24)	(17)	-	-	(547)	(288)
Contingent deferred sales charges (note 2)	(3,204)	(1,305)	(3,725)	(250)	(14,639)	(9,027)	(8,463)	(9,667)
Adjustments to maintain reserves	(29)	(130)	(83)	32	(750)	965	(858)	908

Net equity transactions	(2,291,600)	(556,586)	(347,145)	758,032	(605,509)	(4,212,787)	220,388	2,109,360

Net change in contract owners’ equity	(2,927,094)	573,429	(594,747)	909,289	(790,279)	(4,259,191)	(265,318)	2,931,714
Contract owners’ equity beginning of period	10,211,903	9,638,474	2,316,528	1,407,239	15,417,902	19,677,093	24,056,923	21,125,209

Contract owners’ equity end of period	$7,284,809	10,211,903	1,721,781	2,316,528	14,627,623	15,417,902	23,791,605	24,056,923

CHANGES IN UNITS:
Beginning units	877,703	926,387	207,882	138,822	1,578,738	2,009,748	2,161,616	1,973,591
Units purchased	175,231	324,562	581,967	172,723	689,785	478,611	1,148,981	2,096,608
Units redeemed	(383,184)	(373,246)	(627,333)	(103,663)	(759,688)	(909,621)	(1,137,704)	(1,908,583)

Ending units	669,750	877,703	162,516	207,882	1,508,835	1,578,738	2,172,893	2,161,616

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVRSD		PMVEBD		PMVGBD		PMVHYD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,201	271,914	109,482	144,882	184,274	15,986	843,975	1,114,436
Realized gain (loss) on investments	(111,836)	(162,609)	(40,107)	95,593	(14,159)	181,873	(1,674,860)	582,549
Change in unrealized gain (loss) on investments	(289,539)	(113,071)	(332,060)	60,722	(460,824)	184,177	(306,657)	(386,182)
Reinvested capital gains	-	-	-	-	10,473	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(392,174)	(3,766)	(262,685)	301,197	(280,236)	382,036	(1,137,542)	1,310,803

Equity transactions:
Purchase payments received from contract owners (note 3)	169,304	217,214	550,753	338,729	43,058	209,007	185,145	948,413
Transfers between funds	(424,827)	(33,160)	(571,843)	708,035	(1,002,184)	(231,809)	(7,818,454)	(6,143,915)
Redemptions (note 3)	(138,273)	(143,378)	(237,080)	(587,686)	(544,740)	(587,295)	(4,134,028)	(6,325,038)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(35)	(43)	(28)	(23)	-	-	-	-
Contingent deferred sales charges (note 2)	(831)	(156)	(289)	(1,638)	(4,456)	(5,616)	(15,059)	(13,288)
Adjustments to maintain reserves	3	(146)	1	372	(80)	20	1,587	5,843

Net equity transactions	(394,659)	40,331	(258,486)	457,789	(1,508,402)	(615,693)	(11,780,809)	(11,527,985)

Net change in contract owners’ equity	(786,833)	36,565	(521,171)	758,986	(1,788,638)	(233,657)	(12,918,351)	(10,217,182)
Contract owners’ equity beginning of period	2,828,075	2,791,510	4,240,109	3,481,123	5,376,317	5,609,974	23,260,174	33,477,356

Contract owners’ equity end of period	$2,041,242	2,828,075	3,718,938	4,240,109	3,587,679	5,376,317	10,341,823	23,260,174

CHANGES IN UNITS:
Beginning units	441,128	436,023	307,657	274,015	474,895	529,621	1,602,379	2,423,168
Units purchased	141,498	158,710	143,578	228,109	107,559	449,955	3,175,263	2,466,129
Units redeemed	(207,014)	(153,605)	(165,829)	(194,467)	(246,301)	(504,681)	(4,036,054)	(3,286,918)

Ending units	375,612	441,128	285,406	307,657	336,153	474,895	741,588	1,602,379

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMUBA		PMVSTA		PMVFHV		GVGMNS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$48,833	1,749	38,789	9,874	2,201	77,946	(6,559)	(8,959)
Realized gain (loss) on investments	4,473	71,489	8,308	5,268	(85,112)	132	12,572	1,826
Change in unrealized gain (loss) on investments	(75,616)	23,367	(48,759)	7,925	65,016	(84,113)	(70,816)	68,505
Reinvested capital gains	-	-	6,099	-	9,388	-	12,202	20,147

Net increase (decrease) in contract owners’ equity resulting from operations	(22,310)	96,605	4,437	23,067	(8,507)	(6,035)	(52,601)	81,519

Equity transactions:
Purchase payments received from contract owners (note 3)	970,571	473,096	3,003,363	2,159,653	153,958	65,400	30,523	47,414
Transfers between funds	67,750	(774)	(684,343)	(272,367)	846,018	1,893,982	(14,152)	17,188
Redemptions (note 3)	(186,269)	(262,724)	(199,260)	(51,333)	(20,994)	(665)	(43,602)	(12,993)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	(2)	(140)	(85)	(3)	-	(29)	(19)
Contingent deferred sales charges (note 2)	(517)	(858)	(1,315)	-	(3)	-	(224)	-
Adjustments to maintain reserves	(168)	(36)	(248)	(34)	(116)	(51)	(15)	(36)

Net equity transactions	851,341	208,702	2,118,057	1,835,834	978,860	1,958,666	(27,499)	51,554

Net change in contract owners’ equity	829,031	305,307	2,122,494	1,858,901	970,353	1,952,631	(80,100)	133,073
Contract owners’ equity beginning of period	3,287,563	2,982,256	3,045,668	1,186,767	1,952,631	-	831,271	698,198

Contract owners’ equity end of period	$4,116,594	3,287,563	5,168,162	3,045,668	2,922,984	1,952,631	751,171	831,271

CHANGES IN UNITS:
Beginning units	317,179	297,378	300,317	118,194	193,168	-	74,446	69,705
Units purchased	169,791	384,378	453,973	258,665	315,045	201,045	20,867	9,966
Units redeemed	(88,939)	(364,577)	(246,211)	(76,542)	(221,146)	(7,877)	(23,601)	(5,225)

Ending units	398,031	317,179	508,079	300,317	287,067	193,168	71,712	74,446

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVHQFA		GVSIA		GVMSAS		PIHYB2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$31,544	(4,838)	(4,376)	(10,510)	1,984	-	8,977	10,465
Realized gain (loss) on investments	(1,024)	8,057	(63,056)	(9,221)	(8)	-	(11,277)	(2,341)
Change in unrealized gain (loss) on investments	(27,021)	(8,123)	66,363	(40,250)	(4,482)	-	(14,009)	11,355
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,499	(4,904)	(1,069)	(59,981)	(2,506)	-	(16,309)	19,479

Equity transactions:
Purchase payments received from contract owners (note 3)	1,821,913	505,425	15,256	231,658	84,029	-	-	1,370
Transfers between funds	675,157	2,525,057	(1,545,537)	(12,988)	-	-	(72,455)	(21,694)
Redemptions (note 3)	(229,135)	(55,783)	(25,280)	(44,242)	-	-	(2,659)	(2,059)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18)	(4)	-	(16)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,417)	(35)	-	-	-	-	-	-
Adjustments to maintain reserves	18	(82)	5	(58)	6	-	(81)	28

Net equity transactions	2,265,518	2,974,578	(1,555,556)	174,354	84,035	-	(75,195)	(22,355)

Net change in contract owners’ equity	2,269,017	2,969,674	(1,556,625)	114,373	81,529	-	(91,504)	(2,876)
Contract owners’ equity beginning of period	4,546,390	1,576,716	1,556,625	1,442,252	-	-	359,565	362,441

Contract owners’ equity end of period	$6,815,407	4,546,390	-	1,556,625	81,529	-	268,061	359,565

CHANGES IN UNITS:
Beginning units	466,312	162,528	170,315	152,168	-	-	24,669	26,272
Units purchased	579,762	732,988	3,402	43,459	8,652	-	-	98
Units redeemed	(350,229)	(429,204)	(173,717)	(25,312)	-	-	(5,242)	(1,701)

Ending units	695,845	466,312	-	170,315	8,652	-	19,427	24,669

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROUSN		PROAHY		PROA30		PROBNK
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,132)	(5,179)	394,808	594,782	(17,486)	(29,831)	(36,014)	(44,923)
Realized gain (loss) on investments	(62,197)	(232,788)	(1,792,824)	(231,236)	(238,522)	243,431	(115,281)	429,631
Change in unrealized gain (loss) on investments	33,758	6,860	274,136	(124,695)	(114,515)	154,741	(508,520)	(36,071)
Reinvested capital gains	-	-	802,171	915,602	-	82,147	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,571)	(231,107)	(321,709)	1,154,453	(370,523)	450,488	(659,815)	348,637

Equity transactions:
Purchase payments received from contract owners (note 3)	92	5,769	88,223	832,026	53,329	28,870	22,254	139,998
Transfers between funds	229,589	92,946	(726,412)	(16,620,526)	(480,076)	338,203	(689,099)	(106,668)
Redemptions (note 3)	(10,309)	(52,718)	(3,913,447)	(9,516,001)	(157,620)	(143,118)	(531,440)	(747,147)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	(887)	(26,691)	(30,342)	(820)	(1,276)	(10,347)	(9,682)
Adjustments to maintain reserves	1,230	(201)	(83)	53	(17)	(150)	61	32

Net equity transactions	220,594	44,909	(4,578,410)	(25,334,790)	(585,204)	222,529	(1,208,571)	(723,467)

Net change in contract owners’ equity	188,023	(186,198)	(4,900,119)	(24,180,337)	(955,727)	673,017	(1,868,386)	(374,830)
Contract owners’ equity beginning of period	218,981	405,179	8,831,381	33,011,718	1,944,286	1,271,269	3,531,126	3,905,956

Contract owners’ equity end of period	$407,004	218,981	3,931,262	8,831,381	988,559	1,944,286	1,662,740	3,531,126

CHANGES IN UNITS:
Beginning units	612,696	620,012	588,901	2,239,656	167,785	143,905	183,886	236,108
Units purchased	33,638,611	14,237,779	4,276,482	3,200,110	1,784,011	1,427,069	476,140	750,139
Units redeemed	(32,948,388)	(14,245,095)	(4,594,732)	(4,850,865)	(1,846,003)	(1,403,189)	(552,876)	(802,361)

Ending units	1,302,919	612,696	270,651	588,901	105,793	167,785	107,150	183,886

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROBM		PROBR		PROBIO		PROBL
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(54,552)	(72,734)	(6,735)	(8,257)	(89,416)	(106,623)	(120,051)	(166,577)
Realized gain (loss) on investments	162,505	691,530	(75,701)	(130,671)	120,479	722,573	(1,042,730)	1,644,785
Change in unrealized gain (loss) on investments	(738,626)	362,829	24,950	19,104	(494,925)	413,809	(522,762)	47,789
Reinvested capital gains	-	-	-	-	-	-	824,456	292,662

Net increase (decrease) in contract owners’ equity resulting from operations	(630,673)	981,625	(57,486)	(119,824)	(463,862)	1,029,759	(861,087)	1,818,659

Equity transactions:
Purchase payments received from contract owners (note 3)	21,656	271,623	119	-	139,677	133,013	80,027	65,250
Transfers between funds	(10,998,250)	6,637,853	87,123	(184,807)	336,330	931,570	(3,989,019)	(3,158,042)
Redemptions (note 3)	(455,520)	(728,742)	(108,031)	(57,804)	(586,641)	(972,496)	(862,247)	(816,259)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,667)	(1,828)	(117)	-	(11,825)	(13,146)	(3,367)	(1,576)
Adjustments to maintain reserves	(37)	(50)	6	(83)	(77)	(133)	(10)	(381)

Net equity transactions	(11,434,818)	6,178,856	(20,900)	(242,694)	(122,536)	78,808	(4,774,616)	(3,911,008)

Net change in contract owners’ equity	(12,065,491)	7,160,481	(78,386)	(362,518)	(586,398)	1,108,567	(5,635,703)	(2,092,349)
Contract owners’ equity beginning of period	13,903,137	6,742,656	425,996	788,514	5,713,562	4,604,995	11,012,733	13,105,082

Contract owners’ equity end of period	$1,837,646	13,903,137	347,610	425,996	5,127,164	5,713,562	5,377,030	11,012,733

CHANGES IN UNITS:
Beginning units	1,209,541	708,738	161,839	242,023	204,680	199,002	546,147	767,266
Units purchased	258,935	2,592,013	6,139,085	3,904,514	339,376	487,200	5,041,285	5,565,015
Units redeemed	(1,269,923)	(2,091,210)	(6,173,019)	(3,984,698)	(344,559)	(481,522)	(5,299,425)	(5,786,134)

Ending units	198,553	1,209,541	127,905	161,839	199,497	204,680	288,007	546,147

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROCG		PROCS		PROEM		PROE30
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(12,502)	(34,350)	(108,693)	(67,326)	(63,421)	(104,765)	33,056	22,310
Realized gain (loss) on investments	(474,251)	153,044	622,461	380,981	(400,328)	1,426,698	(361)	503,592
Change in unrealized gain (loss) on investments	(281,060)	96,935	(905,227)	170,512	(282,329)	279,577	(648,255)	(1,256)
Reinvested capital gains	332,036	36,918	238,722	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(435,777)	252,547	(152,737)	484,167	(746,078)	1,601,510	(615,560)	524,646

Equity transactions:
Purchase payments received from contract owners (note 3)	62,339	95,121	72,769	33,021	12,200	108,170	32,379	20,876
Transfers between funds	114,469	(365,431)	(3,659,114)	2,805,744	(4,350,855)	4,369,221	(97,950)	1,111,542
Redemptions (note 3)	(406,313)	(1,003,414)	(1,169,426)	(755,917)	(713,224)	(930,309)	(217,153)	(326,376)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(618)	(1,228)	(1,634)	(1,581)	(5,914)	(7,442)	(624)	(4,794)
Adjustments to maintain reserves	31	(135)	(45)	(140)	(16)	(831)	51	(180)

Net equity transactions	(230,092)	(1,275,087)	(4,757,450)	2,081,127	(5,057,809)	3,538,809	(283,297)	801,068

Net change in contract owners’ equity	(665,869)	(1,022,540)	(4,910,187)	2,565,294	(5,803,887)	5,140,319	(898,857)	1,325,714
Contract owners’ equity beginning of period	2,406,014	3,428,554	10,422,922	7,857,628	8,997,702	3,857,383	4,231,690	2,905,976

Contract owners’ equity end of period	$1,740,145	2,406,014	5,512,735	10,422,922	3,193,815	8,997,702	3,332,833	4,231,690

CHANGES IN UNITS:
Beginning units	137,173	223,172	479,056	420,130	961,453	538,359	329,321	266,682
Units purchased	222,171	696,784	747,524	653,291	2,271,891	3,332,592	357,789	680,611
Units redeemed	(240,946)	(782,783)	(971,424)	(594,365)	(2,825,450)	(2,909,498)	(379,848)	(617,972)

Ending units	118,398	137,173	255,156	479,056	407,894	961,453	307,262	329,321

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROFIN		PROHC		PROIND		PROINT
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(67,105)	(84,016)	(156,438)	(171,643)	(109,189)	(121,455)	(38,236)	(55,092)
Realized gain (loss) on investments	259,787	1,415,849	(409,451)	494,407	64,127	1,325,357	(439,039)	434,814
Change in unrealized gain (loss) on investments	(719,301)	(415,069)	(262,342)	147,782	(1,142,507)	541,921	(393,634)	220,562
Reinvested capital gains	-	-	469,756	934,232	-	-	436,691	-

Net increase (decrease) in contract owners’ equity resulting from operations	(526,619)	916,764	(358,475)	1,404,778	(1,187,569)	1,745,823	(434,218)	600,284

Equity transactions:
Purchase payments received from contract owners (note 3)	85,857	345,895	65,222	168,885	30,788	347,636	1,644	29,419
Transfers between funds	(2,951,742)	(1,077,633)	2,862,351	1,444,778	(9,363,927)	2,101,230	(3,417,820)	3,653,746
Redemptions (note 3)	(652,856)	(1,134,901)	(1,358,151)	(1,148,875)	(1,215,367)	(1,352,455)	(261,933)	(335,690)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,256)	(20,015)	(10,877)	(18,739)	(697)	(11,896)	(739)	(5,336)
Adjustments to maintain reserves	47	(201)	(44)	(235)	(49)	(128)	4	(2,673)

Net equity transactions	(3,526,950)	(1,886,855)	1,558,501	445,814	(10,549,252)	1,084,387	(3,678,844)	3,339,466

Net change in contract owners’ equity	(4,053,569)	(970,091)	1,200,026	1,850,592	(11,736,821)	2,830,210	(4,113,062)	3,939,750
Contract owners’ equity beginning of period	7,735,315	8,705,406	9,224,591	7,373,999	15,114,755	12,284,545	5,857,806	1,918,056

Contract owners’ equity end of period	$3,681,746	7,735,315	10,424,617	9,224,591	3,377,934	15,114,755	1,744,744	5,857,806

CHANGES IN UNITS:
Beginning units	411,042	539,835	427,976	406,975	809,946	792,642	471,324	184,497
Units purchased	517,110	942,239	989,072	820,153	855,235	1,594,333	310,930	1,005,561
Units redeemed	(705,946)	(1,071,032)	(948,055)	(799,152)	(1,455,063)	(1,577,029)	(614,071)	(718,734)

Ending units	222,206	411,042	468,993	427,976	210,118	809,946	168,183	471,324

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PRONET		PROJP		PRON		PROOG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(125,431)	(81,589)	(23,880)	(24,052)	(174,258)	(174,604)	(15,360)	(59,017)
Realized gain (loss) on investments	1,739,222	667,348	67,697	301,369	(225,160)	2,825,399	(440,654)	436,082
Change in unrealized gain (loss) on investments	(2,208,166)	947,129	(274,594)	(21,563)	(1,398,953)	84,887	(1,720,265)	(1,324,993)
Reinvested capital gains	383,965	-	-	-	1,079,074	46,217	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(210,410)	1,532,888	(230,777)	255,754	(719,297)	2,781,899	(2,176,279)	(947,928)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,802	40,841	64,178	4,587	328,187	132,512	223,435	615,543
Transfers between funds	2,063,341	921,616	(64,451)	193,771	1,407,228	(1,153,654)	(2,068,479)	(1,187,087)
Redemptions (note 3)	(1,132,457)	(624,638)	(342,800)	(175,962)	(1,034,055)	(1,350,371)	(1,779,877)	(1,027,026)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,157)	(6,992)	(194)	(371)	(3,040)	(12,365)	(8,244)	(5,202)
Adjustments to maintain reserves	34	(205)	70	(115)	80	(832)	19	(139)

Net equity transactions	958,563	330,622	(343,197)	21,910	698,400	(2,384,710)	(3,633,146)	(1,603,911)

Net change in contract owners’ equity	748,153	1,863,510	(573,974)	277,664	(20,897)	397,189	(5,809,425)	(2,551,839)
Contract owners’ equity beginning of period	6,102,225	4,238,715	2,025,863	1,748,199	11,037,773	10,640,584	11,351,303	13,903,142

Contract owners’ equity end of period	$6,850,378	6,102,225	1,451,889	2,025,863	11,016,876	11,037,773	5,541,878	11,351,303

CHANGES IN UNITS:
Beginning units	248,719	231,575	130,637	131,868	416,081	513,642	1,078,772	1,258,835
Units purchased	525,304	214,674	407,976	193,019	1,896,219	2,633,097	1,597,247	646,832
Units redeemed	(503,571)	(197,530)	(430,562)	(194,250)	(1,882,287)	(2,730,658)	(2,008,509)	(826,895)

Ending units	270,452	248,719	108,051	130,637	430,013	416,081	667,510	1,078,772

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROPHR		PROPM		PRORE		PRORRO
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(15,860)	(20,382)	(37,750)	(52,803)	16,537	(30,202)	(12,135)	(16,537)
Realized gain (loss) on investments	5,764	152,003	(497,733)	90,943	(394,492)	(71,923)	(15,843)	(184,838)
Change in unrealized gain (loss) on investments	(309,320)	56,419	(14,550)	178,034	(90,664)	(65,461)	(5,429)	4,202
Reinvested capital gains	40,528	8,896	-	-	243,204	311,258	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(278,888)	196,936	(550,033)	216,174	(225,415)	143,672	(33,407)	(197,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,735	31,605	20,151	90,681	31,428	43,214	150	34,762
Transfers between funds	619,058	(430,260)	(964,525)	188,149	331,162	(34,778)	455,511	(2,493,064)
Redemptions (note 3)	(340,102)	(240,065)	(388,521)	(366,142)	(581,933)	(581,165)	(223,639)	(104,990)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,549)	(610)	(9,616)	(10,250)	(1,467)	(2,907)	(69)	(16)
Adjustments to maintain reserves	32	(113)	8	(119)	(16)	(150)	1	50

Net equity transactions	342,174	(639,443)	(1,342,503)	(97,681)	(220,826)	(575,786)	231,954	(2,563,258)

Net change in contract owners’ equity	63,286	(442,507)	(1,892,536)	118,493	(446,241)	(432,114)	198,547	(2,760,431)
Contract owners’ equity beginning of period	1,870,010	2,312,517	3,596,520	3,478,027	2,814,335	3,246,449	249,284	3,009,715

Contract owners’ equity end of period	$1,933,296	1,870,010	1,703,984	3,596,520	2,368,094	2,814,335	447,831	249,284

CHANGES IN UNITS:
Beginning units	102,623	137,426	1,078,639	1,076,007	198,500	242,989	80,657	849,813
Units purchased	199,310	160,567	1,560,981	3,074,689	437,325	730,058	3,849,303	4,092,939
Units redeemed	(187,270)	(195,370)	(2,039,736)	(3,072,057)	(455,844)	(774,547)	(3,788,335)	(4,862,095)

Ending units	114,663	102,623	599,884	1,078,639	179,981	198,500	141,625	80,657

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROSCN		PROSEM		PROSIN		PROSN
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(54,219)	(59,075)	(9,291)	(1,725)	(4,034)	(1,621)	(2,778)	(4,416)
Realized gain (loss) on investments	324,083	1,084,612	96,963	(45,713)	34,451	(39,813)	(52,746)	(130,234)
Change in unrealized gain (loss) on investments	(713,082)	107,362	5,686	(4,035)	12,231	12,556	(1,114)	15,039
Reinvested capital gains	237,030	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(206,188)	1,132,899	93,358	(51,473)	42,648	(28,878)	(56,638)	(119,611)

Equity transactions:
Purchase payments received from contract owners (note 3)	28,997	43,566	48	452	(358)	445	587	-
Transfers between funds	(2,738,353)	1,525,423	(96,608)	84,256	211,367	(359,845)	91,805	(463,175)
Redemptions (note 3)	(483,148)	(316,071)	(44,638)	(6,083)	(3,285)	(6,509)	(34,499)	(13,627)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(114)	(1,107)	(16)	-	(10)	-	(1)	-
Adjustments to maintain reserves	12	(162)	3,656	(384)	3	(1,995)	(2)	(8)

Net equity transactions	(3,192,606)	1,251,649	(137,558)	78,241	207,717	(367,904)	57,890	(476,810)

Net change in contract owners’ equity	(3,398,794)	2,384,548	(44,200)	26,768	250,365	(396,782)	1,252	(596,421)
Contract owners’ equity beginning of period	5,799,352	3,414,804	133,537	106,769	86,875	483,657	112,769	709,190

Contract owners’ equity end of period	$2,400,558	5,799,352	89,337	133,537	337,240	86,875	114,021	112,769

CHANGES IN UNITS:
Beginning units	248,980	196,042	27,944	16,032	24,141	102,919	60,228	280,028
Units purchased	266,517	486,629	1,315,302	801,848	586,704	263,075	2,966,384	2,140,905
Units redeemed	(398,471)	(433,691)	(1,326,155)	(789,936)	(529,721)	(341,853)	(2,964,423)	(2,360,705)

Ending units	117,026	248,980	17,091	27,944	81,124	24,141	62,189	60,228

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROTEC		PROTEL		PROGVP		PROUN
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(157,652)	(154,176)	14,246	17,976	(8,006)	(17,681)	(83,557)	(134,274)
Realized gain (loss) on investments	1,279,444	2,079,785	(73,686)	(351,303)	(100,396)	158,130	(1,565,565)	2,978,132
Change in unrealized gain (loss) on investments	(1,822,844)	540,560	(60,985)	(15,168)	43,539	(8,114)	(504,015)	34,230
Reinvested capital gains	214,599	-	-	45,548	-	-	1,729,647	259,845

Net increase (decrease) in contract owners’ equity resulting from operations	(486,453)	2,466,169	(120,425)	(302,947)	(64,863)	132,335	(423,490)	3,137,933

Equity transactions:
Purchase payments received from contract owners (note 3)	76,495	129,109	1,370	32,720	2,185	44,040	72,174	203,598
Transfers between funds	(3,453,330)	7,536,303	(414,748)	(38,238)	580,555	(186,475)	(86,082)	(550,133)
Redemptions (note 3)	(1,192,653)	(1,469,701)	(37,685)	(124,939)	(295,558)	(204,556)	(511,303)	(2,371,998)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,906)	(8,886)	(243)	(1,001)	(1,500)	(313)	(316)	(36,204)
Adjustments to maintain reserves	(10)	(350)	30	(85)	(2)	(109)	(11)	(283)

Net equity transactions	(4,572,404)	6,186,475	(451,276)	(131,543)	285,680	(347,413)	(525,538)	(2,755,020)

Net change in contract owners’ equity	(5,058,857)	8,652,644	(571,701)	(434,490)	220,817	(215,078)	(949,028)	382,913
Contract owners’ equity beginning of period	13,212,314	4,559,670	918,448	1,352,938	1,213,650	1,428,728	5,342,361	4,959,448

Contract owners’ equity end of period	$8,153,457	13,212,314	346,747	918,448	1,434,467	1,213,650	4,393,333	5,342,361

CHANGES IN UNITS:
Beginning units	619,987	284,726	66,977	94,732	78,670	99,532	78,230	118,652
Units purchased	805,356	1,285,138	184,714	480,677	1,177,823	1,598,510	492,060	1,237,717
Units redeemed	(1,026,342)	(949,877)	(221,539)	(508,432)	(1,157,708)	(1,619,372)	(498,730)	(1,278,139)

Ending units	399,001	619,987	30,152	66,977	98,785	78,670	71,560	78,230

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROUTL		PVEIB		RVMFU		RSRF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(402)	43,676	(24,345)	2,645	(70,783)	8,287	(100,807)	(78,945)
Realized gain (loss) on investments	(315,661)	296,332	57,535	14,735	(139,743)	(369,452)	7,919	144,734
Change in unrealized gain (loss) on investments	151,615	(245,185)	(706,835)	369,349	(326,157)	782,557	(1,892,460)	844,542
Reinvested capital gains	126,021	235,256	170,940	59,580	-	-	962,472	-

Net increase (decrease) in contract owners’ equity resulting from operations	(38,427)	330,079	(502,705)	446,309	(536,683)	421,392	(1,022,876)	910,331

Equity transactions:
Purchase payments received from contract owners (note 3)	24,412	57,615	1,539,895	1,375,778	74,280	815,196	102,693	101,652
Transfers between funds	7,955,502	196,204	(54,772)	172,516	(243,850)	(824,895)	(208,996)	(41,526)
Redemptions (note 3)	(661,450)	(951,435)	(100,554)	(34,234)	(409,360)	(869,897)	(762,415)	(1,012,654)
Annuity benefits	-	-	-	-	(870)	-	-	-
Contract maintenance charges (note 2)	-	-	(155)	(112)	(182)	(172)	(55)	(55)
Contingent deferred sales charges (note 2)	(3,200)	(1,079)	(855)	(180)	(1,134)	(3,742)	(898)	(11,377)
Adjustments to maintain reserves	87	(98)	(10)	(59)	31	(289)	13	(168)

Net equity transactions	7,315,351	(698,793)	1,383,549	1,513,709	(581,085)	(883,799)	(869,658)	(964,128)

Net change in contract owners’ equity	7,276,924	(368,714)	880,844	1,960,018	(1,117,768)	(462,407)	(1,892,534)	(53,797)
Contract owners’ equity beginning of period	4,345,625	4,714,339	3,678,151	1,718,133	5,689,604	6,152,011	7,837,567	7,891,364

Contract owners’ equity end of period	$11,622,549	4,345,625	4,558,995	3,678,151	4,571,836	5,689,604	5,945,033	7,837,567

CHANGES IN UNITS:
Beginning units	260,362	307,568	296,870	162,774	840,325	976,706	495,742	562,396
Units purchased	1,128,560	929,198	156,207	159,872	71,602	239,807	39,495	68,605
Units redeemed	(703,307)	(976,404)	(46,476)	(25,776)	(162,458)	(376,188)	(96,963)	(135,259)

Ending units	685,615	260,362	406,601	296,870	749,469	840,325	438,274	495,742

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RBKF		RBMF		RBF		RVCMD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(24,982)	(49,570)	(39,030)	(46,463)	(135,197)	(143,726)	26,619	(19,362)
Realized gain (loss) on investments	91,227	496,846	170,441	577,386	764,414	1,228,257	155,650	46,179
Change in unrealized gain (loss) on investments	(555,054)	(235,229)	(960,018)	293,961	(1,640,268)	1,014,831	(358,291)	1,851
Reinvested capital gains	679	-	69,784	13,408	24,426	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(488,130)	212,047	(758,823)	838,292	(986,625)	2,099,362	(176,022)	28,668

Equity transactions:
Purchase payments received from contract owners (note 3)	72,991	165,514	38,794	224,827	111,339	136,539	29,259	30,143
Transfers between funds	(870,594)	(1,738,566)	(1,995,859)	(558,402)	(650,978)	839,082	(74,012)	(353,400)
Redemptions (note 3)	(264,121)	(651,414)	(292,871)	(650,096)	(1,193,712)	(943,474)	(260,214)	(200,835)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(66)	(2,850)	(597)	(1,170)	(5,581)	(2,588)	(10,048)	(2,056)
Adjustments to maintain reserves	(47)	(141)	(6)	(177)	(4)	(294)	8	(118)

Net equity transactions	(1,061,837)	(2,227,457)	(2,250,539)	(985,018)	(1,738,936)	29,265	(315,007)	(526,266)

Net change in contract owners’ equity	(1,549,967)	(2,015,410)	(3,009,362)	(146,726)	(2,725,561)	2,128,627	(491,029)	(497,598)
Contract owners’ equity beginning of period	3,349,648	5,365,058	5,671,248	5,817,974	9,987,924	7,859,297	1,438,132	1,935,730

Contract owners’ equity end of period	$1,799,681	3,349,648	2,661,886	5,671,248	7,262,363	9,987,924	947,103	1,438,132

CHANGES IN UNITS:
Beginning units	315,722	557,503	219,709	262,544	310,675	309,616	652,197	889,510
Units purchased	872,772	1,127,865	191,558	365,353	481,304	748,821	4,487,767	1,746,714
Units redeemed	(978,082)	(1,369,646)	(288,819)	(408,188)	(539,197)	(747,762)	(4,628,157)	(1,984,027)

Ending units	210,412	315,722	122,448	219,709	252,782	310,675	511,807	652,197

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RCPF		RVLDD		RELF		RENF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(43,445)	(35,346)	(110,980)	(142,512)	(65,985)	(77,593)	(92,235)	(117,423)
Realized gain (loss) on investments	(445,566)	(119,162)	(1,626,046)	3,670,394	(119,539)	1,744,210	602,047	(673,566)
Change in unrealized gain (loss) on investments	(551,068)	680,845	(1,383,067)	305,055	(446,905)	(430,124)	(3,269,670)	(825,053)
Reinvested capital gains	202,657	228,156	2,086,914	178,857	152,365	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(837,422)	754,493	(1,033,179)	4,011,794	(480,064)	1,236,493	(2,759,858)	(1,616,042)

Equity transactions:
Purchase payments received from contract owners (note 3)	76,827	122,061	331,119	133,400	2,408	13,254	233,042	386,581
Transfers between funds	(785,520)	(1,983,667)	708,983	(2,330,398)	(2,180,221)	846,798	(1,905,127)	(3,957,839)
Redemptions (note 3)	(557,766)	(843,473)	(475,247)	(2,199,748)	(577,912)	(622,395)	(893,860)	(1,588,032)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,091)	(5,187)	(2,363)	(53,255)	(168)	(530)	(5,886)	(10,633)
Adjustments to maintain reserves	121	(208)	(104)	(154)	60	(236)	(9)	(1,254)

Net equity transactions	(1,269,434)	(2,710,474)	562,388	(4,450,155)	(2,755,833)	236,891	(2,571,840)	(5,171,177)

Net change in contract owners’ equity	(2,106,856)	(1,955,981)	(470,791)	(438,361)	(3,235,897)	1,473,384	(5,331,698)	(6,787,219)
Contract owners’ equity beginning of period	7,028,978	8,984,959	8,789,192	9,227,553	6,303,065	4,829,681	10,878,292	17,665,511

Contract owners’ equity end of period	$4,922,122	7,028,978	8,318,401	8,789,192	3,067,168	6,303,065	5,546,594	10,878,292

CHANGES IN UNITS:
Beginning units	207,014	293,161	236,677	386,051	359,692	352,421	633,358	952,588
Units purchased	237,697	282,904	1,495,554	3,224,914	603,129	1,112,715	1,168,879	1,247,529
Units redeemed	(277,157)	(369,051)	(1,465,533)	(3,374,288)	(760,519)	(1,105,444)	(1,363,061)	(1,566,759)

Ending units	167,554	207,014	266,698	236,677	202,302	359,692	439,176	633,358

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RESF		RLCE		RFSF		RUGB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$60,403	(113,048)	(20,335)	(5,804)	(40,399)	(79,464)	14,046	(4,107)
Realized gain (loss) on investments	(665,386)	(1,014,544)	(263,018)	310,334	313,195	1,064,008	(533,003)	40,735
Change in unrealized gain (loss) on investments	(1,342,831)	(888,576)	(147,213)	35,973	(1,024,667)	(17,806)	318,705	331,644
Reinvested capital gains	-	-	-	-	-	-	4,744	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,947,814)	(2,016,168)	(430,566)	340,503	(751,871)	966,738	(195,508)	368,272

Equity transactions:
Purchase payments received from contract owners (note 3)	71,603	139,783	20,167	31,840	305,268	413,056	58,154	35,549
Transfers between funds	(1,474,488)	(1,255,296)	(552,470)	1,661,106	(1,545,290)	(2,561,146)	1,456,520	(860,347)
Redemptions (note 3)	(421,816)	(672,300)	(274,507)	(368,393)	(616,631)	(796,460)	(643,596)	(868,681)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(2)	-	-	-
Contingent deferred sales charges (note 2)	(847)	(2,762)	(286)	(170)	(1,812)	(17,201)	(1,383)	(6,341)
Adjustments to maintain reserves	14	(91)	34	(104)	(33)	(139)	(7,150)	(1,780)

Net equity transactions	(1,825,534)	(1,790,666)	(807,062)	1,324,279	(1,858,500)	(2,961,890)	862,545	(1,701,600)

Net change in contract owners’ equity	(3,773,348)	(3,806,834)	(1,237,628)	1,664,782	(2,610,371)	(1,995,152)	667,037	(1,333,328)
Contract owners’ equity beginning of period	5,664,558	9,471,392	2,494,103	829,321	7,099,794	9,094,946	5,115,436	6,448,764

Contract owners’ equity end of period	$1,891,210	5,664,558	1,256,475	2,494,103	4,489,423	7,099,794	5,782,473	5,115,436

CHANGES IN UNITS:
Beginning units	428,056	587,594	231,471	92,509	502,360	735,445	255,028	349,360
Units purchased	1,291,693	2,338,577	710,193	759,210	658,213	1,142,025	2,189,381	2,815,415
Units redeemed	(1,453,586)	(2,498,115)	(800,750)	(620,248)	(791,688)	(1,375,110)	(2,131,798)	(2,909,747)

Ending units	266,163	428,056	140,914	231,471	368,885	502,360	312,611	255,028

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RHCF		RINF		RVIDD		RJNF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(183,136)	(197,927)	(84,021)	(85,802)	(42,534)	(47,312)	(12,701)	(16,133)
Realized gain (loss) on investments	1,211,402	1,048,836	814,434	1,289,631	188,074	(1,485,319)	51,572	(122,319)
Change in unrealized gain (loss) on investments	(1,370,018)	874,176	(975,689)	290,849	76,254	(81,762)	(31,197)	(5,012)
Reinvested capital gains	167,618	538,362	104,861	33,799	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(174,134)	2,263,447	(140,415)	1,528,477	221,794	(1,614,393)	7,674	(143,464)

Equity transactions:
Purchase payments received from contract owners (note 3)	129,780	335,284	39,424	6,448	(110)	5,532	84,048	151,973
Transfers between funds	996,465	322,228	(349,298)	(629,098)	(1,930,934)	4,133,630	(240,794)	148,544
Redemptions (note 3)	(1,725,168)	(1,352,959)	(559,323)	(636,981)	(271,278)	(243,997)	(176,327)	(208,245)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,373)	(9,090)	(1,487)	(622)	(1,380)	(9,377)	(725)	(68)
Adjustments to maintain reserves	(4)	(2,316)	(137)	(80)	(18)	206	8	(54)

Net equity transactions	(613,300)	(706,853)	(870,821)	(1,260,333)	(2,203,720)	3,885,994	(333,790)	92,150

Net change in contract owners’ equity	(787,434)	1,556,594	(1,011,236)	268,144	(1,981,926)	2,271,601	(326,116)	(51,314)
Contract owners’ equity beginning of period	12,573,094	11,016,500	5,204,336	4,936,192	3,379,428	1,107,827	1,216,573	1,267,887

Contract owners’ equity end of period	$11,785,660	12,573,094	4,193,100	5,204,336	1,397,502	3,379,428	890,457	1,216,573

CHANGES IN UNITS:
Beginning units	479,809	510,299	136,439	169,573	10,883,858	2,041,696	464,625	452,215
Units purchased	561,974	800,933	303,841	541,274	119,118,338	176,472,338	4,088,541	6,533,974
Units redeemed	(591,227)	(831,423)	(326,872)	(574,408)	(125,540,255)	(167,630,176)	(4,212,235)	(6,521,564)

Ending units	450,556	479,809	113,408	136,439	4,461,941	10,883,858	340,931	464,625

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RVIMC		RAF		RVISC		RUF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,423)	(2,764)	(5,044)	(4,147)	(10,260)	(49,148)	(13,455)	(25,704)
Realized gain (loss) on investments	12,717	(34,701)	(29,082)	(85,957)	36,022	(665,736)	(26,291)	(294,945)
Change in unrealized gain (loss) on investments	5,489	4,342	27,356	(356)	54,775	(17,365)	43,249	(28,910)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,783	(33,123)	(6,770)	(90,460)	80,537	(732,249)	3,503	(349,559)

Equity transactions:
Purchase payments received from contract owners (note 3)	3	1,643	17,939	7,929	14,220	(21,286)	21,152	4,255
Transfers between funds	169,050	(21,230)	2,206,523	(165,957)	657,339	(9,126,769)	689,842	24,261
Redemptions (note 3)	(4,782)	(9,486)	(58,181)	(31,616)	(41,997)	(164,479)	(153,471)	(94,827)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	(4)	(1,456)	(5)	(919)	(2,271)	(1,241)	(24)
Adjustments to maintain reserves	2	(22)	(1)	(23)	2	(38)	(3)	(37)

Net equity transactions	164,269	(29,099)	2,164,824	(189,672)	628,645	(9,314,843)	556,279	(66,372)

Net change in contract owners’ equity	180,052	(62,222)	2,158,054	(280,132)	709,182	(10,047,092)	559,782	(415,931)
Contract owners’ equity beginning of period	128,973	191,195	169,243	449,375	569,927	10,617,019	1,057,934	1,473,865

Contract owners’ equity end of period	$309,025	128,973	2,327,297	169,243	1,279,109	569,927	1,617,716	1,057,934

CHANGES IN UNITS:
Beginning units	95,769	121,474	247,552	535,422	450,457	7,555,153	672,999	777,519
Units purchased	1,882,251	1,655,776	14,681,433	5,228,206	13,073,533	27,171,681	6,765,469	9,226,921
Units redeemed	(1,770,519)	(1,681,481)	(12,022,674)	(5,516,076)	(12,613,510)	(34,276,377)	(6,440,800)	(9,331,441)

Ending units	207,501	95,769	2,906,311	247,552	910,480	450,457	997,668	672,999

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RLCJ		RLF		RMED		RVARS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(14,967)	(15,764)	(38,968)	(49,933)	(41,138)	(66,740)	(76,304)	(91,518)
Realized gain (loss) on investments	(358,465)	437,174	55,195	687,916	(205,579)	794,962	8,176	(5,999)
Change in unrealized gain (loss) on investments	(62,119)	74,060	(588,827)	71,694	(1,240,931)	(764,115)	(281,617)	220,416
Reinvested capital gains	185,109	-	82,914	7,692	833,975	1,372,968	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(250,442)	495,470	(489,686)	717,369	(653,673)	1,337,075	(349,745)	122,899

Equity transactions:
Purchase payments received from contract owners (note 3)	17,265	18,215	3,035	66,961	238,820	1,306,929	253,328	153,190
Transfers between funds	130,755	249,153	(225,736)	(832,864)	(514,523)	(12,812,007)	(216,510)	(444,035)
Redemptions (note 3)	(182,902)	(234,741)	(295,461)	(547,203)	(226,123)	(541,813)	(664,698)	(1,159,412)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(52)	(38)
Contingent deferred sales charges (note 2)	(127)	(251)	(203)	(980)	(629)	(280)	(938)	(7,394)
Adjustments to maintain reserves	70	(174)	123	(159)	(84)	9	58	(186)

Net equity transactions	(34,939)	32,202	(518,242)	(1,314,245)	(502,539)	(12,047,162)	(628,812)	(1,457,875)

Net change in contract owners’ equity	(285,381)	527,672	(1,007,928)	(596,876)	(1,156,212)	(10,710,087)	(978,557)	(1,334,976)
Contract owners’ equity beginning of period	1,308,835	781,163	3,588,408	4,185,284	3,574,864	14,284,951	5,892,726	7,227,702

Contract owners’ equity end of period	$1,023,454	1,308,835	2,580,480	3,588,408	2,418,652	3,574,864	4,914,169	5,892,726

CHANGES IN UNITS:
Beginning units	68,202	59,041	103,637	146,875	73,684	343,638	638,005	801,612
Units purchased	851,014	289,858	124,570	223,061	81,810	155,926	67,191	69,254
Units redeemed	(850,262)	(280,697)	(140,971)	(266,299)	(92,298)	(425,880)	(136,031)	(232,861)

Ending units	68,954	68,202	87,236	103,637	63,196	73,684	569,165	638,005

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RVF		ROF		RNF		RPMF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(389,827)	(282,701)	(352,439)	(296,732)	(132,689)	(163,244)	226,936	339,521
Realized gain (loss) on investments	5,617,711	5,529,112	2,383,484	2,571,875	(84,625)	3,122,983	(2,236,604)	(879,576)
Change in unrealized gain (loss) on investments	(12,515,629)	4,122,597	(3,810,553)	928,466	(1,653,282)	121,160	412,027	789,484
Reinvested capital gains	4,791,185	279,028	967,148	1,583,322	642,869	442,419	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,496,560)	9,648,036	(812,360)	4,786,931	(1,227,727)	3,523,318	(1,597,641)	249,429

Equity transactions:
Purchase payments received from contract owners (note 3)	2,147,694	25,440	268,136	548,115	51,840	67,994	93,744	288,707
Transfers between funds	(2,161,020)	11,409,436	261,970	1,063,489	(452,757)	(5,277,670)	(263,639)	730,310
Redemptions (note 3)	(3,218,260)	(1,396,588)	(2,990,636)	(2,223,590)	(2,055,752)	(1,367,952)	(1,305,790)	(1,478,847)
Annuity benefits	(25,742)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(794)	(3,258)	(9,192)	(12,719)	(771)	(1,771)	(15,145)	(16,082)
Adjustments to maintain reserves	(3,424)	(317)	(272)	(81)	(120)	(61)	(2)	(847)

Net equity transactions	(3,261,546)	10,034,713	(2,469,994)	(624,786)	(2,457,560)	(6,579,460)	(1,490,832)	(476,759)

Net change in contract owners’ equity	(5,758,106)	19,682,749	(3,282,354)	4,162,145	(3,685,287)	(3,056,142)	(3,088,473)	(227,330)
Contract owners’ equity beginning of period	27,750,687	8,067,938	20,170,097	16,007,952	13,606,944	16,663,086	9,931,127	10,158,457

Contract owners’ equity end of period	$21,992,581	27,750,687	16,887,743	20,170,097	9,921,657	13,606,944	6,842,654	9,931,127

CHANGES IN UNITS:
Beginning units	433,381	216,334	530,654	540,704	489,051	796,712	855,739	940,721
Units purchased	628,460	1,130,035	1,664,672	1,643,196	2,140,983	3,332,441	2,388,402	3,521,729
Units redeemed	(699,332)	(912,988)	(1,737,909)	(1,653,246)	(2,222,335)	(3,640,102)	(2,506,294)	(3,606,711)

Ending units	362,509	433,381	457,417	530,654	407,699	489,051	737,847	855,739

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RREF		RRF		RMEK		RTF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13,876)	59,228	(54,435)	(30,112)	(56,453)	(63,077)	(353,217)	(308,686)
Realized gain (loss) on investments	(6,971)	107,121	209,124	72,394	(487,692)	19,320	2,013,788	5,234,872
Change in unrealized gain (loss) on investments	(467,311)	75,760	(504,405)	161,299	(472,517)	74,741	(8,366,748)	1,939,688
Reinvested capital gains	-	-	-	-	193,475	102,786	2,460,653	896,119

Net increase (decrease) in contract owners’ equity resulting from operations	(488,158)	242,109	(349,716)	203,581	(823,187)	133,770	(4,245,524)	7,761,993

Equity transactions:
Purchase payments received from contract owners (note 3)	12,876	163,573	15,703	8,976	12,494	79,041	2,018,952	1,366,315
Transfers between funds	702,981	(91,110)	1,393,944	404,371	(478,449)	371,637	779,028	(582,204)
Redemptions (note 3)	(660,566)	(696,941)	(497,384)	(253,377)	(265,342)	(608,737)	(2,358,033)	(650,522)
Annuity benefits	-	-	-	-	-	-	(32,701)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,601)	(2,058)	(1,104)	(114)	(426)	(1,966)	(4,297)	(792)
Adjustments to maintain reserves	15	(177)	(24)	(173)	113	(1,737)	7,894	(73)

Net equity transactions	50,705	(626,713)	911,135	159,683	(731,610)	(161,762)	410,843	132,724

Net change in contract owners’ equity	(437,453)	(384,604)	561,419	363,264	(1,554,797)	(27,992)	(3,834,681)	7,894,717
Contract owners’ equity beginning of period	4,865,511	5,250,115	2,511,408	2,148,144	4,077,222	4,105,214	23,345,040	15,450,323

Contract owners’ equity end of period	$4,428,058	4,865,511	3,072,827	2,511,408	2,522,425	4,077,222	19,510,359	23,345,040

CHANGES IN UNITS:
Beginning units	197,693	223,411	91,769	87,325	115,272	138,655	753,349	709,399
Units purchased	681,430	481,773	438,032	299,666	703,430	926,198	2,193,853	2,135,015
Units redeemed	(680,122)	(507,491)	(410,974)	(295,222)	(728,194)	(949,581)	(2,231,818)	(2,091,065)

Ending units	199,001	197,693	118,827	91,769	90,508	115,272	715,384	753,349

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RVLCG		RVLCV		RVMCG		RVMCV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(474,230)	(422,724)	(202,567)	(213,025)	(167,414)	(173,977)	(126,136)	(180,257)
Realized gain (loss) on investments	1,745,534	3,040,333	606,104	2,065,999	630,997	1,439,945	(1,058,380)	1,302,683
Change in unrealized gain (loss) on investments	(6,265,555)	1,825,177	(6,623,721)	363,863	(2,648,451)	593,939	(1,711,133)	(1,993,140)
Reinvested capital gains	2,434,375	1,248,165	2,040,097	1,362,040	740,757	-	1,229,363	1,794,496

Net increase (decrease) in contract owners’ equity resulting from operations	(2,559,876)	5,690,951	(4,180,087)	3,578,877	(1,444,111)	1,859,907	(1,666,286)	923,782

Equity transactions:
Purchase payments received from contract owners (note 3)	282,358	958,416	71,376	1,041,765	50,146	124,076	41,540	279,004
Transfers between funds	(5,635,871)	2,646,574	(1,647,267)	(1,050,452)	(467,631)	(1,069,406)	(1,207,456)	(9,306,304)
Redemptions (note 3)	(2,880,282)	(3,591,894)	(2,326,649)	(5,402,529)	(1,353,848)	(2,374,787)	(493,034)	(1,617,822)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,027)	(22,847)	(2,258)	(9,703)	(5,975)	(12,764)	(375)	(13,905)
Adjustments to maintain reserves	21	(232)	(24)	(98)	52	(237)	44	(212)

Net equity transactions	(8,241,801)	(9,983)	(3,904,822)	(5,421,017)	(1,777,256)	(3,333,118)	(1,659,281)	(10,659,239)

Net change in contract owners’ equity	(10,801,677)	5,680,968	(8,084,909)	(1,842,140)	(3,221,367)	(1,473,211)	(3,325,567)	(9,735,457)
Contract owners’ equity beginning of period	34,945,300	29,264,332	29,033,105	30,875,245	10,473,123	11,946,334	9,583,077	19,318,534

Contract owners’ equity end of period	$24,143,623	34,945,300	20,948,196	29,033,105	7,251,756	10,473,123	6,257,510	9,583,077

CHANGES IN UNITS:
Beginning units	1,435,023	1,468,718	1,254,394	1,523,979	380,793	509,527	404,813	911,057
Units purchased	1,846,668	3,061,455	1,389,053	963,355	522,724	949,678	226,079	338,579
Units redeemed	(2,215,376)	(3,095,150)	(1,583,284)	(1,232,940)	(590,153)	(1,078,412)	(301,069)	(844,823)

Ending units	1,066,315	1,435,023	1,060,163	1,254,394	313,364	380,793	329,823	404,813

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RVSCG		RVSCV		RVSDL		RTEC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(178,260)	(164,369)	(119,548)	(146,076)	(17,801)	(17,859)	(175,976)	(175,003)
Realized gain (loss) on investments	451,030	1,282,680	161,348	216,185	110,848	(131,029)	1,546,491	2,375,640
Change in unrealized gain (loss) on investments	(3,015,852)	(485,551)	(1,934,233)	(1,281,336)	6,190	(140,596)	(1,897,895)	351,727
Reinvested capital gains	240,897	471,344	-	225,250	-	17,657	301,621	331,242

Net increase (decrease) in contract owners’ equity resulting from operations	(2,502,185)	1,104,104	(1,892,433)	(985,977)	99,237	(271,827)	(225,759)	2,883,606

Equity transactions:
Purchase payments received from contract owners (note 3)	46,592	358,937	29,328	304,967	222	67,538	263,062	482,859
Transfers between funds	1,465,938	2,331,428	(2,797,305)	(3,937,771)	(2,689)	(876,476)	(1,579,585)	30,413
Redemptions (note 3)	(1,308,963)	(1,438,841)	(746,901)	(1,429,167)	(164,805)	(176,600)	(1,002,592)	(1,162,801)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,574)	(18,035)	(1,508)	(15,350)	(716)	(2,847)	(8,002)	(12,019)
Adjustments to maintain reserves	54	(220)	(1)	(173)	15	(58)	56	(266)

Net equity transactions	195,047	1,233,269	(3,516,387)	(5,077,494)	(167,973)	(988,443)	(2,327,061)	(661,814)

Net change in contract owners’ equity	(2,307,138)	2,337,373	(5,408,820)	(6,063,471)	(68,736)	(1,260,270)	(2,552,820)	2,221,792
Contract owners’ equity beginning of period	12,909,532	10,572,159	10,150,079	16,213,550	1,030,716	2,290,986	11,207,725	8,985,933

Contract owners’ equity end of period	$10,602,394	12,909,532	4,741,259	10,150,079	961,980	1,030,716	8,654,905	11,207,725

CHANGES IN UNITS:
Beginning units	496,353	465,553	528,975	836,193	167,540	294,555	419,506	440,399
Units purchased	1,126,634	985,625	742,787	917,802	1,213,287	427,060	690,688	835,789
Units redeemed	(1,165,045)	(954,825)	(956,628)	(1,225,020)	(1,241,360)	(554,075)	(776,334)	(856,682)

Ending units	457,942	496,353	315,134	528,975	139,467	167,540	333,860	419,506

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RTEL		RTRF		RUTL		RVWDL
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(6,062)	(3,122)	(63,705)	(66,032)	17,943	6,070	(4,861)	(7,165)
Realized gain (loss) on investments	20,212	(17,374)	(30)	914,195	109,768	459,700	(59,250)	(39,164)
Change in unrealized gain (loss) on investments	(157,020)	34,431	(1,086,786)	97,412	(5,829)	(198,676)	(4,511)	16,664
Reinvested capital gains	16,025	13,009	174,235	-	22,175	79,457	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,845)	26,944	(976,286)	945,575	144,057	346,551	(68,622)	(29,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,006	34,544	133,892	248,393	38,502	73,266	18,770	6,574
Transfers between funds	749,934	(272,779)	(1,798,411)	(541,617)	1,156,128	(850,401)	(24,292)	28,489
Redemptions (note 3)	(31,993)	(200,088)	(290,607)	(631,590)	(578,938)	(650,562)	(19,267)	(17,508)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(38)	(8)	(1,467)	(3,802)	(1,888)	(1,274)	(116)	(1)
Adjustments to maintain reserves	16	(76)	(76)	(163)	(31)	(101)	(12)	(40)

Net equity transactions	721,925	(438,407)	(1,956,669)	(928,779)	613,773	(1,429,072)	(24,917)	17,514

Net change in contract owners’ equity	595,080	(411,463)	(2,932,955)	16,796	757,830	(1,082,521)	(93,539)	(12,151)
Contract owners’ equity beginning of period	582,335	993,798	6,057,552	6,040,756	3,740,981	4,823,502	336,591	348,742

Contract owners’ equity end of period	$1,177,415	582,335	3,124,597	6,057,552	4,498,811	3,740,981	243,052	336,591

CHANGES IN UNITS:
Beginning units	58,362	102,863	183,274	224,030	199,593	280,829	50,443	61,576
Units purchased	406,466	646,686	289,445	583,779	1,100,727	675,609	309,698	631,834
Units redeemed	(337,873)	(691,187)	(356,211)	(624,535)	(1,065,184)	(756,845)	(318,818)	(642,967)

Ending units	126,955	58,362	116,508	183,274	235,136	199,593	41,323	50,443

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVFRB		RHYS		TRHS2		VVGGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$165,517	214,127	60,176	42,004	(109,555)	(66,913)	5,711	(3,413)
Realized gain (loss) on investments	(108,423)	154,573	(71,583)	49,596	179,678	682	(85,356)	(18,559)
Change in unrealized gain (loss) on investments	(404,389)	(111,066)	(43,040)	(981)	(1,032,750)	946,587	(76,006)	(4,110)
Reinvested capital gains	-	-	-	-	627,924	307,154	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(347,295)	257,634	(54,447)	90,619	(334,703)	1,187,510	(155,651)	(26,082)

Equity transactions:
Purchase payments received from contract owners (note 3)	147,300	282,348	17,908	8,832	3,587,939	3,032,942	461,332	239,999
Transfers between funds	1,143,345	(7,868,351)	(271,028)	(193,383)	(278,428)	(272,773)	1,888,398	281,914
Redemptions (note 3)	(763,539)	(1,487,237)	(203,684)	(167,984)	(178,257)	(68,308)	(156,330)	(12,406)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(631)	(466)	(11)	(3)
Contingent deferred sales charges (note 2)	(4,663)	(3,532)	(2,306)	(74)	(1,067)	(539)	(23)	(180)
Adjustments to maintain reserves	24	(201)	38	21	(16)	(96)	3,746	(3)

Net equity transactions	522,467	(9,076,973)	(459,072)	(352,588)	3,129,540	2,690,760	2,197,112	509,321

Net change in contract owners’ equity	175,172	(8,819,339)	(513,519)	(261,969)	2,794,837	3,878,270	2,041,461	483,239
Contract owners’ equity beginning of period	11,665,235	20,484,574	1,667,959	1,929,928	7,527,628	3,649,358	483,239	-

Contract owners’ equity end of period	$11,840,407	11,665,235	1,154,440	1,667,959	10,322,465	7,527,628	2,524,700	483,239

CHANGES IN UNITS:
Beginning units	1,057,242	1,886,568	148,622	180,571	740,093	451,417	45,104	-
Units purchased	805,567	1,053,088	207,363	109,663	613,104	390,590	388,425	132,086
Units redeemed	(763,634)	(1,882,414)	(250,854)	(141,612)	(335,429)	(101,914)	(149,327)	(86,982)

Ending units	1,099,175	1,057,242	105,131	148,622	1,017,768	740,093	284,202	45,104

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VWHAS		VWHA		VEEMS		WRASP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(64,692)	(42,617)	(59,436)	(66,501)	(374)	-	49,986	13,135
Realized gain (loss) on investments	168,636	114,280	(4,980)	221,571	(67)	-	(445,993)	(1,759,538)
Change in unrealized gain (loss) on investments	(1,992,109)	(15,293)	(1,076,144)	(399,240)	(12,806)	-	(1,137,581)	4,235,827
Reinvested capital gains	-	-	-	-	-	-	592,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,888,165)	56,370	(1,140,560)	(244,170)	(13,247)	-	(940,824)	2,489,424

Equity transactions:
Purchase payments received from contract owners (note 3)	1,955,443	2,443,151	34,913	225,555	90,972	-	173,471	658,061
Transfers between funds	(360,727)	(57,803)	(250,904)	(722,170)	32,611	-	(962,789)	(1,262,363)
Redemptions (note 3)	(121,936)	(93,199)	(418,475)	(577,240)	-	-	(1,155,389)	(1,951,788)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(260)	(189)	-	-	-	-	(67)	(72)
Contingent deferred sales charges (note 2)	(194)	(1,681)	(2,216)	(3,425)	-	-	(4,618)	(8,620)
Adjustments to maintain reserves	-	(56)	(7)	(147)	(9)	-	24	(291)

Net equity transactions	1,472,326	2,290,223	(636,689)	(1,077,427)	123,574	-	(1,949,368)	(2,565,073)

Net change in contract owners’ equity	(415,839)	2,346,593	(1,777,249)	(1,321,597)	110,327	-	(2,890,192)	(75,649)
Contract owners’ equity beginning of period	5,382,630	3,036,037	4,178,307	5,499,904	-	-	16,243,300	16,318,949

Contract owners’ equity end of period	$4,966,791	5,382,630	2,401,058	4,178,307	110,327	-	13,353,108	16,243,300

CHANGES IN UNITS:
Beginning units	565,610	309,007	688,632	877,139	-	-	1,246,020	1,460,461
Units purchased	403,079	446,849	310,219	388,806	14,262	-	95,752	230,833
Units redeemed	(231,079)	(190,246)	(438,315)	(577,313)	-	-	(244,772)	(445,274)

Ending units	737,610	565,610	560,536	688,632	14,262	-	1,097,000	1,246,020

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRENG		NOVMH2		PIVEM2		NLFOSP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(15,773)	(3,528)	-	353,465	-	(7,226)	-	(10,532)
Realized gain (loss) on investments	(59,831)	41,045	-	(1,672,804)	-	150,463	-	29,907
Change in unrealized gain (loss) on investments	(503,756)	(180,531)	-	1,561,859	-	(3,519)	-	(44,326)
Reinvested capital gains	-	-	-	-	-	-	-	133,805

Net increase (decrease) in contract owners’ equity resulting from operations	(579,360)	(143,014)	-	242,520	-	139,718	-	108,854

Equity transactions:
Purchase payments received from contract owners (note 3)	332,386	535,449	-	79,096	-	661	-	117,028
Transfers between funds	251,354	(179,022)	-	(3,242,044)	-	(526,158)	-	(3,125,884)
Redemptions (note 3)	(38,147)	(12,460)	-	(2,497,350)	-	(35,880)	-	(111,487)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(90)	(63)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(78)	-	-	(1,348)	-	(183)	-	-
Adjustments to maintain reserves	25	(44)	-	(49)	-	(47)	-	(19)

Net equity transactions	545,450	343,860	-	(5,661,695)	-	(561,607)	-	(3,120,362)

Net change in contract owners’ equity	(33,910)	200,846	-	(5,419,175)	-	(421,889)	-	(3,011,508)
Contract owners’ equity beginning of period	1,097,925	897,079	-	5,419,175	-	421,889	-	3,011,508

Contract owners’ equity end of period	$1,064,015	1,097,925	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	121,565	85,714	-	627,989	-	62,739	-	298,392
Units purchased	123,994	84,727	-	14,515	-	61,672	-	13,368
Units redeemed	(64,696)	(48,876)	-	(642,504)	-	(124,411)	-	(311,760)

Ending units	180,863	121,565	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVFIP		NVFMGP		RVAMR		RVBER
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	(2,077)	-	(18,745)	-	(4,004)	-	(3,370)
Realized gain (loss) on investments	-	3,790	-	91,305	-	152,381	-	133,146
Change in unrealized gain (loss) on investments	-	12,550	-	(17,502)	-	(65,971)	-	(79,174)
Reinvested capital gains	-	-	-	102,245	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	14,263	-	157,303	-	82,406	-	50,602

Equity transactions:
Purchase payments received from contract owners (note 3)	-	50,168	-	73,540	-	446	-	100
Transfers between funds	-	(1,365,116)	-	(5,180,377)	-	(1,925,668)	-	(1,358,779)
Redemptions (note 3)	-	(1,448)	-	(111,665)	-	(126,345)	-	(127,999)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(5)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(33)	-	-
Adjustments to maintain reserves	-	(15)	-	(10)	-	(360)	-	(32)

Net equity transactions	-	(1,316,416)	-	(5,218,512)	-	(2,051,960)	-	(1,486,710)

Net change in contract owners’ equity	-	(1,302,153)	-	(5,061,209)	-	(1,969,554)	-	(1,436,108)
Contract owners’ equity beginning of period	-	1,302,153	-	5,061,209	-	1,969,554	-	1,436,108

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	132,510	-	481,577	-	160,546	-	126,569
Units purchased	-	8,891	-	7,921	-	2,895	-	17,533
Units redeemed	-	(141,401)	-	(489,498)	-	(163,441)	-	(144,102)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RVCLR
	2018	2017
Investment activity:
Net investment income (loss)	$-	27,758
Realized gain (loss) on investments	-	(5,284)
Change in unrealized gain (loss) on investments	-	(20,858)
Reinvested capital gains	-	41,243

Net increase (decrease) in contract owners’ equity resulting from operations	-	42,859

Equity transactions:
Purchase payments received from contract owners (note 3)	-	100
Transfers between funds	-	(2,439,082)
Redemptions (note 3)	-	(16,596)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	4

Net equity transactions	-	(2,455,574)

Net change in contract owners’ equity	-	(2,412,715)
Contract owners’ equity beginning of period	-	2,412,715

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	214,319
Units purchased	-	2,044
Units redeemed	-	(216,363)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

LEGG MASON

LM PVIT - WA Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

LM PVET - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

LM PVET - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

LM ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

INVESCO INVESTMENTS

IVCO - IVCO VI Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

IVCO - IVCO VI Intnl Growth Fund: Series II Shares (AVIE2)

IVCO - IVCO VI Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

NORTHERN LIGHTS

NL VT - 7Twelve Balanced Portfolio (NO7TB)

NL VT - Power Income VIT Fund advised by WE Donoghue: Class 2 (NOVPI2)

NL VT - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

AC VP Inc - AC VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

AFIS(R) - Intnl Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

AFIS(R) - New World Fund: Class 4 (AMVNW4)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

BR VSF Inc - BR iShares(R) Dynamic Allocation VI Fund: Class III (BRVDA3)

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

CREDIT SUISSE ASSET MANAGEMENT

CS Trust - Commodity Return SP (CSCRS)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Contrafund(R) Portfolio: SC 2 (FC2)

FID VIPs Fund - VIP Asset Manager Portfolio: SC 2 (FAM2)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP High Income Portfolio: SC 2 (FHI2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FID VIPs Fund - VIP Strategic Income Portfolio: SC 2 (FVSIS2)

FID VIPs - EM Portfolio: SC 2 (FEMS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Global Allocation Portfolio: Class 2 (JPIGA2)

JPM IT - JPM IT Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT III - MFS Mid Cap Value Portfolio: SC (MV3MVS)

MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)

MFS(R) VIT II - MFS Global Tactical Allocation Portfolio: SC (MVGTAS)

MFS(R) VIT - MFS Utilities Series: SC (MVUSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Strategist Portfolio: Class II (MSVGT2)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Intnl Index Fund: Class I (NVIX)

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Gov Bond Fund: Class II (GBF2)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT Gov MM Fund: Class II (NVMM2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - US Equity Index PutWrite SP: S Class Shares (NBARMS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - GB OP (Unhedged): Advisor Class (PMVGBD)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

AMUNDI PIONEER

Pioneer VCT - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

PRO FUNDS

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Access High Yield Fund (PROAHY)

ProFund VP Asia 30 (PROA30)

ProFund VP Banks (PROBNK)

ProFund VP Basic Materials (PROBM)

ProFund VP Bear (PROBR)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP EM (PROEM)

ProFund VP Europe 30 (PROE30)

ProFund VP Financials (PROFIN)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP Intnl (PROINT)

ProFund VP Internet (PRONET)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short EM (PROSEM)

ProFund VP Short Intnl (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP US Gov Plus (PROGVP)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Global Managed Futures Strategy (RVMFU)

GGH Variable Fund - Long Short Equity Fund (RSRF)

Rydex VT - Banking Fund (RBKF)

Rydex VT - Basic Materials Fund (RBMF)

Rydex VT - Biotechnology Fund (RBF)

Rydex VT - Commodities Strategy Fund (RVCMD)

Rydex VT - Consumer Products Fund (RCPF)

Rydex VT - Dow 2x Strategy Fund (RVLDD)

Rydex VT - Electronics Fund (RELF)

Rydex VT - Energy Fund (RENF)

Rydex VT - Energy Services Fund (RESF)

Rydex VT - Europe 125x Strategy Fund (RLCE)

Rydex VT - Financial Services Fund (RFSF)

Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB)

Rydex VT - Health Care Fund (RHCF)

Rydex VT - Internet Fund (RINF)

Rydex VT - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex VT - Inverse Gov Long Bond Strategy Fund (RJNF)

Rydex VT - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex VT - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex VT - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex VT - Inverse S&P 500 Strategy Fund (RUF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Rydex VT - Japan 2x Strategy Fund (RLCJ)

Rydex VT - Leisure Fund (RLF)

Rydex VT - Mid-Cap 15x Strategy Fund (RMED)

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex VT - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex VT - NASDAQ-100(R) Fund (ROF)

Rydex VT - Nova Fund (RNF)

Rydex VT - Precious Metals Fund (RPMF)

Rydex VT - Real Estate Fund (RREF)

Rydex VT - Retailing Fund (RRF)

Rydex VT - Russell 2000(R) 15x Strategy Fund (RMEK)

Rydex VT - S&P 500 2x Strategy Fund (RTF)

Rydex VT - S&P 500 Pure Growth Fund (RVLCG)

Rydex VT - S&P 500 Pure Value Fund (RVLCV)

Rydex VT - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex VT - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex VT - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex VT - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex VT - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex VT - Technology Fund (RTEC)

Rydex VT - Telecommunications Fund (RTEL)

Rydex VT - Transportation Fund (RTRF)

Rydex VT - Utilities Fund (RUTL)

Rydex VT - Weakening Dollar 2x Strategy Fund (RVWDL)

GGH Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex VT - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIPT - EM Fund: Class S (VEEMS)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Energy: Class II (WRENG)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Inception Date	Liquidation Date
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	6/26/2018
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	5/10/2017
CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)	5/5/2017
FID VIPs - EM Portfolio: SC 2 (FEMS2)	5/21/2018
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/22/2018
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	5/3/2017
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)	6/9/2017
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)		4/27/2018
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/6/2018
VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)	5/18/2017
VanEck VIPT - EM Fund: Class S (VEEMS)	6/19/2018
NL VT - Mariner Managed Futures SP: Class 2 (obsolete) (NOVMH2)		3/20/2017
Pioneer VCT - Pioneer EM VCT Portfolio: Class II (obsolete) (PIVEM2)		11/1/2017
NW VIT - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P (obsolete) (NLFOSP)		4/21/2017
NW VIT - NVIT Flexible Fixed Income Fund: Class P (obsolete) (NVFIP)		4/21/2017
NW VIT - NVIT Flexible Moderate Growth Fund: Class P (obsolete) (NVFMGP)		4/21/2017
GGH Variable Fund - CLS Global Diversified Equity Fund (obsolete) (RVAMR)		2/24/2017
GGH Variable Fund - CLS Global Growth Fund (obsolete) (RVBER)		2/24/2017
GGH Variable Fund - CLS Growth and Income Fund (obsolete) (RVCLR)		2/24/2017

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BR VSF Inc - BR High Yield VI Fund: Class III	BlackRock High Yield V.I. Fund -Class III	9/17/2018
BRVTR3	BR VSF Inc - BR Total Return VI Fund: Class III	BlackRock Total Return V.I. Fund -Class III	9/17/2018
CLVQF2	CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2	Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2	4/30/2018
NVOLG2	NW VIT - NVIT Dynamic US Growth Fund: Class II	NVIT Large Cap Growth Fund - Class II	7/13/2018
PMVFAD	PIMCO VIT - IB Portfolio (unhedged): Advisor Class	Foreign Bond Portfolio (Unhedged) - Advisor Class	7/30/2018
PMVGBD	PIMCO VIT - GB OP (Unhedged): Advisor Class	Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class	7/30/2018
PMUBA	PIMCO VIT - Dynamic Bond Portfolio: Advisor Class	Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class	7/30/2018
PMVFHV	PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class	Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class	7/30/2018
EIF2	NW VIT - BR NVIT Equity Dividend Fund: Class II	Invesco NVIT Comstock Value Fund - Class II	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.45% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

108

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2018:

	Total	LPWHY2	LPVCA2	SBVI	SBVSG2	DVMCSS	IVBRA2	AVIE2

0.45%	$215,578	$423	$-	$-	$-	$581	$325	$-
0.65%	40,299	147	-	-	-	148	51	-
0.70%	2,244	-	-	-	-	-	-	-
0.80%	154	-	-	-	-	-	-	-
0.85%	840,786	2,212	17,458	-	1,022	16,701	1,326	2,043
0.90%	637	-	-	-	-	-	-	-
0.95%	9,749	-	-	-	-	-	-	-
1.00%	2,446,242	8,785	5,893	-	10,641	9,124	3,958	2,688
1.05%	270,779	489	-	-	-	-	2,198	-
1.10%	3,290	-	-	-	-	-	-	-
1.15%	1,432,285	1,264	1,878	-	551	1,486	1,051	657
1.20%	1,301,805	4,203	1,307	-	7,223	4,242	2,241	3,078
1.25%	3,526,190	5,494	-	-	-	5,884	9,054	-
1.30%	1,861,055	3,707	6,397	23,247	8,990	13,194	4,433	1,910
1.35%	3,407,805	5,740	622	-	4,992	10,678	7,186	419
1.40%	657,117	4,430	-	-	-	1,552	531	-
1.45%	821,989	3,575	-	-	-	1,392	8,318	-
1.50%	74,962	-	-	-	-	-	-	-
1.55%	2,798,998	4,497	205	-	31	12,160	1,876	23
1.60%	2,260,020	1,629	-	-	-	2,672	4,749	-
1.65%	2,731,040	5,894	57	-	721	3,598	2,497	-
1.80%	1,431,169	1,644	-	-	-	11,164	6,700	-
1.85%	404,160	3,955	-	-	-	335	2,983	-
1.90%	1,547,462	1,475	-	-	-	19	3,031	-
1.95%	460,664	565	-	-	-	363	1,962	-
2.00%	152,803	155	-	-	-	497	202	-
2.05%	7,952	-	-	-	-	-	-	-
2.10%	484,520	2,261	-	-	-	143	342	-
2.15%	295,549	400	-	-	-	3,203	-	-
2.20%	83,703	-	-	-	-	-	-	-
2.25%	4,252	-	-	-	-	-	-	-
2.30%	24,716	-	-	-	-	-	-	-
2.35%	49,497	81	-	-	-	156	-	-
2.40%	6,929	-	-	-	-	-	1,075	-
2.45%	56,654	-	-	-	-	103	248	-
2.50%	37,271	-	-	-	-	3,743	-	-

Totals	$29,750,325	$63,025	$33,817	$23,247	$34,171	$103,138	$66,337	$10,818

	IVEW52	NO7TB	NOVPI2	NOTBBA	ALVBWB	ALVIVB	AAEIP3	ARLPE3

0.45%	$-	$-	$226	$4,303	$-	$-	$43	$176
0.65%	-	-	-	301	178	-	-	106
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	4,302	-	-	11	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	27,414	13	-	22	-	115	2,953	1,776
1.05%	4,930	-	-	-	-	-	-	371
1.10%	-	-	-	-	-	-	-	-
1.15%	6,106	1,395	908	1,351	2,309	-	2,493	514
1.20%	11,487	-	-	177	-	-	1,950	659
1.25%	-	2,882	7,593	61,699	677	-	5,727	5,269
1.30%	24,534	-	-	-	-	16	1,328	2,977
1.35%	11,911	2,466	298	8,382	4,249	137	5,334	2,538
1.40%	-	-	-	14	247	-	609	176
1.45%	-	761	3,328	6,519	-	-	1,096	2,560
1.50%	-	-	-	-	-	-	-	-
1.55%	713	6,731	7,212	44,379	87	157	8,355	2,238
1.60%	-	407	17,354	12,347	2,301	-	5,295	3,402
1.65%	2,382	737	24,745	162,235	687	171	1,803	1,168
1.80%	-	871	3,416	41,745	646	-	2,655	608
1.85%	-	203	3,197	8,188	-	-	1,841	1,244
1.90%	-	4,040	7,949	6,154	1,433	-	1,479	1,700
1.95%	-	2,044	5,072	3,519	830	-	744	640
2.00%	-	-	117	564	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	1,922	440	19,470	-	-	683	580
2.15%	-	-	746	-	-	-	150	-
2.20%	-	-	-	7,356	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	6	41	59	-	-	-	106
2.40%	-	-	743	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	171
2.50%	-	-	62	3,011	-	-	-	-

Totals	$93,779	$24,478	$83,447	$391,806	$13,644	$596	$44,538	$28,979

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	ACVIG	ACVIP2	ACVU1	ACVV	AMVGS4	AMVI4	AMVBC4	AMVNW4

0.45%	$707	$945	$-	$1,312	$401	$-	$-	$-
0.65%	333	509	-	349	153	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	239	7,703	-	343	1,110	7,172	33,643	19,243
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	201	-	-	-	-
1.00%	-	8,224	-	-	7,452	19,846	47,090	21,521
1.05%	-	-	-	-	-	-	2,264	-
1.10%	-	-	-	-	-	-	-	-
1.15%	8,759	6,767	10,528	12,250	2,930	6,280	2,362	3,707
1.20%	-	7,393	-	-	7,057	13,285	35,516	15,036
1.25%	30,643	21,326	-	29,358	10,118	-	-	-
1.30%	-	7,106	-	-	9,941	17,980	39,933	13,248
1.35%	20,494	11,158	5,031	35,112	5,802	3,978	17,470	7,332
1.40%	5,623	2,501	1,125	10,351	495	-	-	-
1.45%	4,252	6,751	-	9,659	7,209	-	-	-
1.50%	-	-	-	-	-	-	-	507
1.55%	30,470	28,491	123	37,597	5,423	1,805	7,549	10
1.60%	23,006	14,886	204	15,239	5,894	-	-	-
1.65%	17,713	12,059	-	11,117	3,613	851	2,476	282
1.80%	4,023	7,000	-	8,238	1,630	-	-	-
1.85%	3,228	7,072	-	3,920	849	-	-	-
1.90%	25,446	4,879	-	12,722	2,178	-	-	-
1.95%	3,352	4,876	-	8,664	2,815	-	-	-
2.00%	234	26	-	13	717	-	-	-
2.05%	-	-	-	1,198	-	-	-	-
2.10%	2,603	1,012	-	2,991	1,842	-	-	-
2.15%	3,620	1,885	-	3,740	792	-	-	-
2.20%	5,867	438	-	28	-	-	-	-
2.25%	-	-	-	900	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	33	296	-	3,037	272	-	-	-
2.40%	-	-	-	44	-	-	-	-
2.45%	112	865	-	946	91	-	-	-
2.50%	586	182	-	259	-	-	-	-

Totals	$191,343	$164,350	$17,011	$209,588	$78,784	$71,197	$188,303	$80,886

	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3	BRVDA3	CLVHY2	CLVQF2

0.45%	$428	$-	$186	$213	$2,501	$855	$54	$64
0.65%	52	-	-	1	370	245	-	241
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	77	-	-	-
0.85%	10,218	1,194	213	9,022	6,960	-	540	1,667
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	127	-	-	-
1.00%	17,367	26,996	3,532	9,147	14,835	-	2,582	5,574
1.05%	10,274	7,940	-	2,250	2,123	-	-	318
1.10%	-	-	-	-	-	-	-	-
1.15%	4,405	1,337	958	3,763	13,903	28	46	1,197
1.20%	11,676	9,661	1,709	6,739	14,291	-	1,610	2,273
1.25%	10,367	-	7,272	8,843	60,056	3,109	658	758
1.30%	19,597	20,543	2,493	5,942	9,382	-	585	2,435
1.35%	18,672	22,142	2,672	9,390	49,830	1,758	1,081	4,066
1.40%	2,979	-	-	741	13,533	-	47	7,066
1.45%	15,563	-	2,138	1,972	11,002	601	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	10,563	1,449	1,076	6,960	43,951	1,029	465	468
1.60%	5,659	-	1,823	6,257	25,289	279	5,934	-
1.65%	15,859	3,073	1,101	813	60,502	651	1,204	530
1.80%	5,543	-	1,415	1,074	24,247	404	-	-
1.85%	3,084	-	108	5	8,634	290	54	285
1.90%	2,117	-	251	9,201	27,113	-	481	-
1.95%	1,214	-	-	1,186	8,791	2,016	166	-
2.00%	45	-	-	367	8,655	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,567	-	505	5,514	3,083	123	-	96
2.15%	841	-	-	1,539	1,148	-	-	-
2.20%	-	-	-	-	2,241	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	49	-	-	-	-
2.35%	-	-	-	162	380	-	-	-
2.40%	209	-	-	-	-	-	-	-
2.45%	-	-	-	236	936	-	-	-
2.50%	-	-	-	-	-	-	-	-

Totals	$168,299	$94,335	$27,452	$91,386	$413,960	$11,388	$15,507	$27,038

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	CSCRS	DWVSVS	ETVFR	FQB	FC2	FAM2	FB2	FEI2

0.45%	$359	$-	$863	$-	$-	$147	$2,796	$2,398
0.65%	144	-	88	-	-	441	53	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	1,418	7,047	-	-	-	2,326	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	121	-	-	-
1.00%	357	13,440	20,880	-	-	-	49,698	-
1.05%	-	461	762	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	934	1,456	5,984	-	19,451	326	2,368	15,201
1.20%	-	5,671	10,770	-	-	-	12,419	-
1.25%	2,337	-	30,699	-	-	1,592	6,630	17,217
1.30%	-	13,139	16,662	68	-	-	25,470	-
1.35%	285	6,297	27,398	-	38,306	1,250	24,656	27,527
1.40%	43	-	4,881	-	16,475	41	1,030	5,128
1.45%	589	-	9,766	-	-	470	3,346	3,614
1.50%	-	-	-	-	-	-	-	-
1.55%	652	253	15,536	-	7,684	271	19,798	14,373
1.60%	1,570	-	13,529	-	4,312	718	5,484	13,846
1.65%	266	306	25,993	-	-	327	16,180	13,276
1.80%	516	-	24,543	-	-	917	14,896	24,078
1.85%	44	-	3,150	-	-	-	9,609	1,285
1.90%	424	-	2,606	-	-	721	3,457	2,582
1.95%	97	-	1,862	-	-	360	431	3,218
2.00%	-	-	2,099	-	-	24	-	2,107
2.05%	-	-	-	-	-	-	-	-
2.10%	262	-	3,549	-	-	-	5,317	363
2.15%	-	-	549	-	-	-	-	3,458
2.20%	-	-	180	-	-	-	1,897	1,929
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	6	-	201	-	-	-	1,231	364
2.40%	-	-	36	-	-	-	-	-
2.45%	-	-	718	-	-	-	-	3,142
2.50%	-	-	1,083	-	-	-	87	449

Totals	$8,885	$42,441	$231,434	$68	$86,349	$7,605	$209,179	$155,556

	FGI2	FG2	FHI2	FIGBP2	FRESS2	FVSIS2	FEMS2	FTVIS2

0.45%	$17	$7,776	$10,688	$1,131	$10	$500	$-	$1,976
0.65%	68	673	98	-	28	249	-	575
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3,423	37,465	-	5,679	1,548	1,336	-	3,306
0.90%	-	-	-	-	-	-	-	-
0.95%	-	300	-	-	-	-	-	-
1.00%	14,989	43,344	-	14,151	11,793	18,532	169	20,352
1.05%	373	1,445	-	-	-	-	-	2,914
1.10%	-	-	-	-	-	-	-	-
1.15%	5,811	26,198	2,177	2,650	725	5,571	15	3,104
1.20%	6,515	28,179	-	4,202	5,247	6,605	20	8,618
1.25%	3,262	67,604	11,387	1,393	1,145	25,042	34	23,209
1.30%	14,029	40,140	-	6,666	9,412	17,024	44	13,814
1.35%	10,148	54,291	4,412	12,228	18,135	9,952	111	22,393
1.40%	1,145	9,787	215	154	-	1,438	-	2,458
1.45%	1,956	18,570	4,685	3,441	12	6,705	19	16,712
1.50%	-	2,460	-	1,048	-	-	-	-
1.55%	8,165	62,933	1,231	5,689	2,169	18,910	321	24,354
1.60%	822	51,370	5,066	979	93	9,980	237	19,448
1.65%	5,515	35,061	3,796	1,629	431	18,006	486	39,750
1.80%	6,535	67,063	609	1,417	232	5,769	6	20,065
1.85%	570	8,088	463	886	472	3,172	-	6,965
1.90%	1,912	38,763	2,922	1,628	68	6,347	25	2,298
1.95%	1,019	11,374	2,322	-	-	3,812	-	7,965
2.00%	294	6,168	265	-	-	306	-	2,083
2.05%	-	277	-	-	-	-	-	2,096
2.10%	252	23,584	944	160	-	1,961	-	21,273
2.15%	165	8,091	75	-	-	96	120	11,015
2.20%	-	8,911	-	-	-	627	-	2,411
2.25%	-	-	-	-	-	-	-	-
2.30%	602	699	-	-	-	-	-	-
2.35%	2,422	4,483	-	-	-	662	-	5,244
2.40%	-	45	-	-	-	-	-	548
2.45%	2,025	4,796	824	-	-	835	-	407
2.50%	-	3,207	1,136	-	-	-	-	17

Totals	$92,034	$673,145	$53,315	$65,131	$51,520	$163,437	$1,607	$285,370

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	FTVMD2	FTVGI2	FTVFA2	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS

0.45%	$548	$1,381	$229	$-	$-	$-	$-	$-
0.65%	-	154	278	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	2,422	14,348	1,318	1,619	104	4,380	2,962	878
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	244	-	-	-	-	-
1.00%	4,517	40,199	5,466	1,667	1,288	19,763	29,994	14,490
1.05%	3,171	5,890	-	-	-	-	392	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,376	5,446	11,412	66	33	-	2,090	1,817
1.20%	2,072	25,038	1,705	7,759	249	8,421	15,999	12,196
1.25%	16,064	6,298	6,739	-	-	-	-	-
1.30%	7,970	25,260	4,103	390	1,104	22,121	17,562	11,577
1.35%	7,347	33,605	5,714	3,558	4,584	14,705	8,869	4,737
1.40%	694	9,681	5,957	-	-	-	-	-
1.45%	6,640	2,396	607	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	29,015	8,230	912	329	-	3,600	319	89
1.60%	6,994	3,276	1,738	-	-	-	-	-
1.65%	4,329	13,766	2,406	1,590	207	4,928	1,309	773
1.80%	1,648	1,284	1,064	-	-	-	-	-
1.85%	2,110	3,648	12	-	-	-	-	-
1.90%	10,279	1,845	445	-	-	-	-	-
1.95%	2,162	2,578	1,068	-	-	-	-	-
2.00%	992	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,361	425	-	-	-	-	-	-
2.15%	448	767	-	-	-	-	-	-
2.20%	-	24	231	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	420	31	-	-	-	-	-	-
2.40%	119	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-

Totals	$112,698	$205,570	$51,648	$16,978	$7,569	$77,918	$79,496	$46,557

	JAGTS	LZREMS	LOVTRC	LOVSDC	MNCPS2	MV3MVS	MVBRES	MVGTAS

0.45%	$-	$1,061	$90	$-	$67	$-	$-	$31
0.65%	-	288	-	-	275	-	-	148
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	5,085	5,563	3,700	11,963	979	2,180	1,552	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	20,025	27,887	13,572	11,962	10,081	9,929	11,638	2,183
1.05%	1,431	776	-	-	187	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,352	8,946	783	1,503	873	1,270	-	173
1.20%	14,796	10,273	4,256	4,931	3,248	4,669	2,411	2,025
1.25%	-	11,329	2,520	-	579	-	-	3,215
1.30%	30,652	13,228	6,609	10,973	4,129	12,100	8,407	1,342
1.35%	8,491	12,928	5,066	19,608	2,419	4,257	1,683	2,196
1.40%	-	10,093	1,048	-	4,251	-	-	3,320
1.45%	-	6,209	-	-	841	-	-	2,796
1.50%	164	-	-	-	-	-	-	-
1.55%	479	34,995	4,655	482	853	438	269	2,996
1.60%	-	10,729	68	-	435	-	-	1,869
1.65%	2,185	20,152	1,396	242	2,809	321	77	3,948
1.80%	-	5,810	-	-	1,084	-	-	1,532
1.85%	-	2,912	2,286	-	360	-	-	1,228
1.90%	-	3,252	479	-	-	-	-	2,108
1.95%	-	5,043	565	-	2,891	-	-	636
2.00%	-	41	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	2,114	882	-	198	-	-	310
2.15%	-	292	151	-	-	-	-	-
2.20%	-	239	-	-	-	-	-	649
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	100	-	-	-	-	-	-
2.40%	-	127	-	-	-	-	-	-
2.45%	-	103	-	-	-	-	-	137
2.50%	-	21	-	-	-	-	-	-

Totals	$84,660	$194,511	$48,126	$61,664	$36,559	$35,164	$26,037	$32,842

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB	MSVGT2	VKVGR2	DTRTFB

0.45%	$-	$-	$82	$364	$163	$-	$236	$-
0.65%	-	-	323	29	42	-	199	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	949	42,772	509	1,247	5,139	-	7,255	152
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	5,898	44,786	6,313	12,693	25,422	1,954	35,637	359
1.05%	-	1,090	-	115	1,258	-	1,935	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	1,612	1,865	2,542	1,578	629	3,432	301
1.20%	793	14,451	4,018	3,491	9,716	358	16,165	276
1.25%	-	-	8,938	11,783	8,146	4,908	8,653	4
1.30%	7,537	31,515	2,843	13,341	12,240	449	18,036	981
1.35%	1,272	15,090	4,212	4,259	11,832	2,144	18,181	47
1.40%	-	-	3,325	8,329	12,818	56	12,757	-
1.45%	-	-	7,424	3,472	3,675	1,573	4,615	-
1.50%	-	-	-	168	-	-	-	-
1.55%	471	903	5,840	7,183	7,614	1,639	22,606	-
1.60%	-	-	5,380	2,793	7,840	1,628	10,991	-
1.65%	1,530	1,016	4,007	4,692	14,648	1,330	16,008	261
1.80%	-	-	707	1,474	3,312	1,372	2,819	-
1.85%	-	-	589	1,300	6,921	208	6,106	5
1.90%	-	-	464	1,142	2,311	2,752	4,008	-
1.95%	-	-	487	314	3,155	-	2,160	-
2.00%	-	-	222	67	9	28	65	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	99	1,363	479	3,037	1,117	-
2.15%	-	-	11	-	347	8	384	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	84	-	-	-
2.40%	-	-	1,001	445	-	-	420	-
2.45%	-	-	-	37	-	-	-	-
2.50%	-	-	-	-	120	-	52	-

Totals	$18,450	$153,235	$58,659	$82,643	$138,869	$24,073	$193,837	$2,387

	NVBX	NVIX	NAMGI2	NAMAA2	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.45%	$407	$1,893	$-	$-	$-	$4,683	$-	$-
0.65%	119	896	-	-	-	760	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	6,915	23,094	9,786	-	1,011	30,179	3,769	26,968
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	65,184	55,319	9,107	11,023	10,001	95,780	21,325	59,049
1.05%	3,248	11,359	-	2,650	-	-	-	8,539
1.10%	-	-	-	-	-	-	-	-
1.15%	10,341	22,870	78	-	871	25,641	809	1,785
1.20%	28,867	36,359	11,677	5,193	6,498	67,267	12,178	20,437
1.25%	28,078	11,960	-	-	-	93,917	-	-
1.30%	36,795	36,143	4,825	2,612	10,060	56,888	11,176	25,860
1.35%	22,395	30,672	82	2,708	2,686	92,731	7,919	20,326
1.40%	1,184	1,131	-	-	-	19,356	-	-
1.45%	1,194	6,913	-	-	-	32,512	-	-
1.50%	-	14,269	-	-	-	-	-	-
1.55%	6,029	31,326	543	-	97	67,268	80	27
1.60%	6,174	26,606	-	-	-	45,055	-	-
1.65%	21,751	17,195	544	2,113	203	130,534	255	244
1.80%	17,439	9,782	-	-	-	39,367	-	-
1.85%	7,076	3,154	-	-	-	17,785	-	-
1.90%	1,779	16,166	-	-	-	36,707	-	-
1.95%	4,655	6,900	-	-	-	12,693	-	-
2.00%	-	149	-	-	-	5,636	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	462	4,134	-	-	-	22,935	-	-
2.15%	-	489	-	-	-	11,091	-	-
2.20%	79	360	-	-	-	7,773	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	62	-	-
2.35%	1,537	525	-	-	-	185	-	-
2.40%	-	-	-	-	-	242	-	-
2.45%	-	-	-	-	-	2,529	-	-
2.50%	-	8	-	-	-	1,684	-	-

Totals	$271,708	$369,672	$36,642	$26,299	$31,427	$921,260	$57,511	$163,235

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6	NVNMO2	NVNSR2

0.45%	$-	$-	$-	$307	$-	$-	$35	$-
0.65%	-	-	-	577	-	-	8	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	17,457	12,746	633	-	814	39	1,710	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	143	-	-	-	-	-
1.00%	73,457	43,675	9,522	-	4,474	3,914	6,104	8,379
1.05%	3,606	7,358	23,563	-	-	1,906	5,248	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,322	5,451	6,032	3,332	654	1,078	733	-
1.20%	60,543	32,216	889	-	2,291	5,249	1,856	546
1.25%	-	-	1,052	18,973	-	-	3,056	-
1.30%	46,905	68,359	7,018	-	1,813	3,733	3,509	1,050
1.35%	28,826	25,723	6,493	5,199	11,848	5,846	5,443	733
1.40%	-	-	1,648	396	-	-	401	-
1.45%	-	-	-	3,146	-	-	2,128	-
1.50%	-	-	-	-	-	-	-	-
1.55%	1,803	1,046	7,159	9,035	-	-	6,500	254
1.60%	-	-	132	19,271	-	-	1,117	-
1.65%	3,689	10,851	1,730	6,889	2,225	60	3,719	-
1.80%	-	-	-	7,775	-	-	593	-
1.85%	-	-	-	1,214	-	-	230	-
1.90%	-	-	99	8,293	-	-	820	-
1.95%	-	-	-	1,380	-	-	858	-
2.00%	-	-	-	109	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	3,757	-	-	1,995	-
2.15%	-	-	-	1,892	-	-	-	-
2.20%	-	-	-	184	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	195	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	28	-	-	-	-
2.50%	-	-	-	55	-	-	-	-

Totals	$238,608	$207,425	$66,113	$92,007	$24,119	$21,825	$46,063	$10,962

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2

0.45%	$573	$1,687	$-	$38	$675	$307	$71	$-
0.65%	-	-	-	212	19	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3,066	760	4,198	4,624	-	1,143	-	466
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	700	-
1.00%	2,967	9,415	1,376	7,206	6,353	5,641	1,838	4,817
1.05%	-	-	-	-	12,457	-	-	5,679
1.10%	-	-	-	-	-	-	-	-
1.15%	1,440	4,764	10,113	10,458	12,104	8,710	342	-
1.20%	6,755	1,715	1,465	1,220	4,143	103	3,563	13,167
1.25%	52,305	38,179	25,002	13,424	32,046	33,147	14,352	-
1.30%	2,937	1,402	5,092	5,594	10,063	786	482	4,386
1.35%	3,599	16,535	2,762	10,902	26,651	10,717	10,760	2,534
1.40%	567	3,281	353	680	6,282	6,769	6,326	-
1.45%	1,900	5,398	9,725	992	18,640	4,470	1,606	-
1.50%	-	-	-	-	-	-	-	-
1.55%	70,644	17,251	27,585	6,497	19,309	2,442	4,077	-
1.60%	10,124	25,003	38,426	11,911	69,855	25,791	9,979	-
1.65%	7,534	21,296	47,293	25,264	83,621	21,747	32,787	1,182
1.80%	1,388	9,774	13,073	881	15,647	4,106	4,297	-
1.85%	105	8,692	25,646	723	6,151	558	347	-
1.90%	3,010	9,080	15,973	86,441	9,663	3,358	5,369	-
1.95%	434	471	11,924	6,009	16,680	1,279	4,693	-
2.00%	-	5,500	5,044	1,175	3,846	954	380	-
2.05%	-	-	-	-	-	-	-	-
2.10%	392	591	1,529	-	3,530	242	216	-
2.15%	-	356	955	4,206	3,085	734	1,378	-
2.20%	-	2,210	-	1,865	4,044	698	1,788	-
2.25%	-	-	-	8	-	-	-	-
2.30%	-	1,109	224	102	-	-	7,538	-
2.35%	-	345	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,721	2,604	-
2.50%	-	238	627	-	1,131	567	82	-

Totals	$169,740	$185,052	$248,385	$200,432	$365,995	$135,990	$115,575	$32,231

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA	NVDBL2	NVDCA2

0.45%	$673	$854	$-	$1,571	$-	$171	$921	$109
0.65%	45	-	-	-	-	67	228	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	57	-	-	37	454	-	-	9,370
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	261	-	-	-	-
1.00%	4,412	311	3,478	-	2,904	2,690	18,043	16,239
1.05%	11	-	-	-	4,940	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,876	264	-	10,866	-	8,103	1,784	186
1.20%	541	-	45	-	1,500	822	793	1,142
1.25%	11,141	7,234	-	5,737	-	9,136	8,560	8,886
1.30%	2,961	-	706	-	6,803	1,685	7,552	32,542
1.35%	3,296	1,440	128	12,659	5,175	21,587	22,632	12,479
1.40%	267	933	-	3,245	-	676	1,876	17
1.45%	1,380	789	-	4,067	-	60	5,482	3,474
1.50%	-	-	-	-	-	-	-	-
1.55%	8,733	3,281	-	19,325	977	4,054	4,622	18,183
1.60%	7,836	1,543	-	4,403	-	29,982	2,472	15,687
1.65%	16,595	13,124	50	6,875	605	9,984	15,882	21,806
1.80%	4,102	714	-	2,126	-	6,024	360	3,774
1.85%	386	190	-	327	-	-	-	643
1.90%	3,476	1,322	-	4,034	-	3,618	1,663	8,536
1.95%	2,415	337	-	807	-	438	793	1,487
2.00%	-	60	-	76	-	-	1,180	-
2.05%	-	-	-	-	-	-	-	-
2.10%	388	1,262	-	2,289	-	2,218	2,083	970
2.15%	545	167	-	56	-	-	374	-
2.20%	602	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	4
2.30%	-	95	-	-	-	-	1,054	4,320
2.35%	-	175	-	381	-	-	-	-
2.40%	38	-	-	-	-	-	-	-
2.45%	-	213	-	-	-	1,748	-	-
2.50%	-	-	-	93	-	-	-	-

Totals	$72,776	$34,308	$4,407	$79,235	$23,358	$103,063	$98,354	$159,854

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG6	GVDIV2

0.45%	$70	$2,060	$732	$1,520	$532	$-	$595	$938
0.65%	391	703	36	-	264	-	116	109
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	6,470	38,401	3,070	6,013	28,989	-	777	267
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	21,354	115,373	67,449	36,333	76,266	-	1,029	2,264
1.05%	-	21,834	2,245	-	5,290	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	17,053	40,877	20,175	13,001	21,364	-	11,723	12,751
1.20%	7,568	81,431	15,727	23,248	32,939	-	-	60
1.25%	4,135	14,830	6,852	19,045	29,140	-	17,711	4,037
1.30%	3,115	83,630	35,951	13,225	67,137	670	852	1,047
1.35%	54,346	124,093	49,881	90,104	26,718	-	6,355	6,876
1.40%	4,205	23,927	7,683	8,568	1,145	-	2,229	2,046
1.45%	828	28,058	2,901	14	4,239	-	994	2,415
1.50%	-	-	-	-	11,347	-	-	-
1.55%	15,765	54,164	18,275	10,373	14,003	-	19,404	24,564
1.60%	10,198	25,972	15,233	9,913	13,403	-	6,756	12,145
1.65%	45,007	81,219	13,543	37,555	40,332	-	2,689	6,400
1.80%	3,057	3,859	5,895	6,451	11,501	-	2,927	4,592
1.85%	2,457	14,329	1,873	2,376	3,455	-	332	5
1.90%	3,354	14,431	10,043	16,916	9,375	-	10,289	11,165
1.95%	2,820	16,452	3,953	7,833	6,188	-	2,554	2,247
2.00%	449	8,687	-	-	545	-	56	213
2.05%	-	-	-	-	-	-	-	-
2.10%	-	385	-	761	1,734	-	1,441	3,131
2.15%	1,725	-	188	147	190	-	1,305	451
2.20%	-	-	-	639	165	-	-	205
2.25%	-	-	-	-	-	-	-	-
2.30%	-	278	-	-	-	-	-	-
2.35%	-	826	-	-	56	-	-	-
2.40%	-	-	-	-	-	-	80	96
2.45%	-	1,710	3,460	-	-	-	-	48
2.50%	1,608	385	-	92	-	-	8	9

Totals	$205,975	$797,914	$285,165	$304,127	$406,317	$670	$90,222	$98,081

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF

0.45%	$1,124	$1,856	$-	$559	$1,283	$396	$-	$1,085
0.65%	244	213	-	162	94	272	-	80
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	215	2,045	-	347	1,231	-	1,346	235
0.90%	-	-	-	-	-	-	-	-
0.95%	-	111	-	-	-	-	-	50
1.00%	3,492	4,556	-	7,348	9,128	-	6,718	12
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	8,942	13,106	161	8,047	3,139	2,755	608	1,361
1.20%	1,889	480	-	1,910	3,183	-	1,701	-
1.25%	10,413	13,632	-	16,159	14,358	16,511	-	9,781
1.30%	1,724	4,193	-	5,852	9,969	-	5,034	-
1.35%	4,839	10,314	428	11,244	15,878	4,110	363	6,134
1.40%	2,004	2,620	783	738	2,063	854	-	2,526
1.45%	2,355	2,184	-	6,696	3,532	3,173	-	803
1.50%	-	-	-	-	-	-	-	-
1.55%	29,305	35,604	44	9,383	11,844	10,237	28	5,351
1.60%	5,300	6,411	44	7,672	8,590	9,443	-	11,057
1.65%	9,863	14,913	-	8,077	8,430	8,677	240	7,397
1.80%	21,993	20,884	-	18,576	7,935	17,590	-	6,179
1.85%	181	2,060	-	554	1,020	1,782	-	834
1.90%	3,286	9,531	-	8,926	5,044	8,611	-	2,419
1.95%	9,712	8,513	-	4,689	4,479	3,829	-	728
2.00%	1,771	1,384	-	707	1,678	849	-	1,052
2.05%	267	-	-	-	-	-	-	-
2.10%	5,521	5,257	-	20,677	4,307	17,846	-	3,382
2.15%	2,874	4,404	-	1,082	504	502	-	469
2.20%	289	452	-	-	778	-	-	574
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	62	-	-	-
2.35%	191	10	-	380	193	44	-	360
2.40%	178	201	-	127	89	124	-	91
2.45%	75	130	-	72	340	74	-	63
2.50%	3,692	12	-	221	19	223	-	12

Totals	$131,739	$165,076	$1,460	$140,205	$119,170	$107,902	$16,038	$62,035

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2	NVTIV3	EIF2

0.45%	$-	$395	$-	$1,210	$1,123	$72	$-	$-
0.65%	-	9	-	185	776	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	213	3	7,804	3,236	5,126	5,125	610	2,454
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	2,538	19	2,360	10,706	17,028	8,655	3,455	7,904
1.05%	-	-	-	17	1,026	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,831	4,116	19	6,042	13,297	3,696	1,187	2,739
1.20%	4,402	211	1,211	9,921	6,168	9,123	1,313	1,932
1.25%	-	15,461	-	18,877	12,527	6,874	-	-
1.30%	7,070	-	3,425	10,361	10,609	12,150	4,624	7,838
1.35%	5,170	14,487	549	39,439	30,046	15,685	282	5,321
1.40%	-	3,530	-	4,256	161	334	-	-
1.45%	-	868	-	5,942	6,262	1,933	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	13,356	-	19,065	45,764	12,343	-	906
1.60%	-	4,971	-	4,035	11,550	8,748	-	-
1.65%	80	3,075	217	13,953	10,848	2,405	19	531
1.80%	-	2,754	-	4,346	1,374	8,236	-	-
1.85%	-	191	-	826	6,228	475	-	-
1.90%	-	1,283	-	8,674	7,207	5,516	-	-
1.95%	-	696	-	5,735	3,309	840	-	-
2.00%	-	-	-	351	133	46	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	166	-	3,605	800	482	-	-
2.15%	-	-	-	419	242	-	-	-
2.20%	-	-	-	1,654	464	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	126	31	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,580	-	-
2.50%	-	-	-	21	18	3,157	-	-

Totals	$21,304	$65,591	$15,585	$173,002	$192,117	$107,475	$11,490	$29,625

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2

0.45%	$44	$38,524	$1,006	$154	$117	$-	$-	$-
0.65%	585	5,393	-	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	2,421	11,307	200	-	-	2,231	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	119	-	-	-	-	-	-
1.00%	3,577	47,971	6,415	6,187	2,945	2,971	3,624	11,243
1.05%	-	24,440	-	-	-	-	-	-
1.10%	-	224	-	-	-	-	-	-
1.15%	870	164,795	107	516	512	-	-	79
1.20%	5,393	48,867	4,989	1,951	47	275	3,024	878
1.25%	4,194	210,925	26,964	7,052	489	611	2,985	2,116
1.30%	4,293	31,105	1,218	2,485	2,136	5	733	2,559
1.35%	6,366	383,787	44	4,117	1,045	451	12,548	-
1.40%	640	99,929	691	452	24	-	526	-
1.45%	1,285	70,728	-	269	649	161	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,590	193,536	1,639	5,085	3,953	6,236	1,554	3,556
1.60%	1,532	182,564	28,371	7,997	591	619	2,940	215
1.65%	3,035	300,060	10,040	10,097	13,826	-	5,075	1,288
1.80%	582	163,095	5,557	147	506	222	326	332
1.85%	748	24,436	-	1,993	2,659	-	749	4,035
1.90%	1,672	81,325	9,034	5,985	429	835	-	925
1.95%	1,095	28,132	-	264	533	20	143	2,175
2.00%	-	21,026	-	-	-	72	-	28
2.05%	-	63	-	-	-	-	-	-
2.10%	287	43,845	-	363	768	750	-	65
2.15%	49	27,442	1,539	1,941	-	924	-	-
2.20%	-	1,574	-	1,269	563	-	-	-
2.25%	-	1,203	-	-	-	-	-	-
2.30%	-	5,820	-	-	-	-	-	-
2.35%	-	2,897	6	-	-	23	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	35	6,824	817	-	-	-	-	-
2.50%	242	3,138	-	-	-	-	-	-

Totals	$41,535	$2,225,094	$98,637	$58,324	$31,792	$16,406	$34,227	$29,494

	NVSIX2	GVEX1	NVMGA2	NBARMS	OVIGS	OVGSS	OVSCS	PMVIV

0.45%	$1,318	$4,279	$73	$1	$-	$713	$-	$222
0.65%	321	1,877	-	-	-	919	-	61
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	29,772	110,936	1,320	-	1,802	17,070	4,043	15,858
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	56,469	283,477	6,154	4,324	9,903	8,262	15,491	7,261
1.05%	4,399	53,606	1,457	-	-	-	247	-
1.10%	-	-	-	-	-	-	-	-
1.15%	14,592	69,507	31	1,406	1,423	5,325	181	8,403
1.20%	26,962	156,780	659	11	3,436	8,193	7,860	5,369
1.25%	20,541	191,393	521	402	-	24,546	-	2,624
1.30%	39,783	256,043	1,791	2,928	8,127	6,442	16,172	4,333
1.35%	38,196	201,208	1,415	95	1,317	6,577	8,329	8,631
1.40%	805	3,043	-	-	-	1,246	-	-
1.45%	8,370	47,085	537	1,139	-	4,552	-	2,415
1.50%	5,064	39,605	-	-	-	-	-	-
1.55%	10,500	113,018	2,363	803	116	12,277	803	3,941
1.60%	13,746	74,597	666	-	-	8,697	-	361
1.65%	16,394	85,045	206	383	1,015	10,280	1,026	6,026
1.80%	21,070	74,856	210	2	-	6,126	-	475
1.85%	2,260	32,477	-	89	-	1,436	-	3,285
1.90%	10,881	207,557	1,168	-	-	7,749	-	5,033
1.95%	3,666	22,530	-	133	-	1,612	-	95
2.00%	113	1,663	-	-	-	564	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	755	6,614	-	567	-	6,655	-	638
2.15%	3,566	412	-	-	-	2,823	-	198
2.20%	-	1,948	650	-	-	-	-	127
2.25%	-	-	-	-	-	-	-	-
2.30%	-	58	-	-	-	-	-	-
2.35%	29	3,933	-	-	-	4	-	-
2.40%	-	-	-	-	-	245	-	-
2.45%	-	991	-	-	-	178	-	-
2.50%	-	172	-	-	-	305	-	-

Totals	$329,572	$2,044,710	$19,221	$12,283	$27,139	$142,796	$54,152	$75,356

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD

0.45%	$929	$249	$884	$2,430	$162	$340	$444	$8,465
0.65%	247	298	124	1,141	166	313	24	510
0.70%	-	-	-	-	50	73	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	436	101	17,013	7	1,949	26	34
0.90%	-	-	-	-	-	-	-	-
0.95%	34	-	-	-	-	191	187	306
1.00%	3,391	2,882	576	38,058	1,935	5,944	-	-
1.05%	-	1	-	742	-	739	6	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,134	11,768	8,362	11,102	382	2,755	739	18,184
1.20%	450	1,190	-	10,862	301	3,352	-	-
1.25%	4,439	1,883	29,200	23,534	4,359	8,452	13,389	37,384
1.30%	1,207	1,818	-	19,663	1,440	1,681	-	-
1.35%	33,933	6,611	30,426	35,609	451	6,347	1,896	74,723
1.40%	665	39	1,578	5,115	-	366	1,370	8,978
1.45%	4,176	382	17,803	10,973	860	866	3,507	15,212
1.50%	-	-	-	-	162	-	-	-
1.55%	23,194	6,861	44,571	54,667	3,671	4,813	7,651	41,978
1.60%	3,621	6,013	11,796	13,612	3,003	2,521	19,159	29,016
1.65%	19,064	1,739	14,050	38,209	1,553	5,758	8,183	63,912
1.80%	402	601	5,444	7,182	17,780	1,388	3,248	7,442
1.85%	1,397	301	3,024	8,098	634	343	3,865	1,200
1.90%	40,937	4,944	14,373	9,804	1,687	3,618	3,880	12,394
1.95%	1,261	870	13,964	3,128	709	595	3,008	1,735
2.00%	57	234	228	1,039	138	-	205	854
2.05%	-	-	1,819	-	-	-	-	-
2.10%	562	1,647	1,144	324	346	160	674	3,607
2.15%	645	-	344	647	-	149	548	2,572
2.20%	-	-	1,813	1,716	-	38	-	88
2.25%	-	-	1,349	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	228	141	5,058	708	141	71	335	182
2.40%	-	-	-	-	-	-	-	-
2.45%	22	-	846	739	39	-	41	-
2.50%	-	-	363	11	13	-	142	72

Totals	$143,995	$50,908	$209,240	$316,126	$39,989	$52,822	$72,527	$328,848

	PMUBA	PMVSTA	PMVFHV	GVGMNS	GVHQFA	GVSIA	GVMSAS	PIHYB2

0.45%	$79	$-	$70	$-	$75	$3	$-	$-
0.65%	1	-	34	-	32	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	952	2,081	531	-	4,498	117	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	135
1.00%	2,157	12,603	276	550	6,372	226	142	-
1.05%	-	2,225	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	240	-	13,654	-	27,072	95	-	221
1.20%	768	7,098	163	263	725	704	-	-
1.25%	5,820	-	509	592	2,124	469	-	88
1.30%	1,218	16,369	204	-	3,889	761	-	-
1.35%	3,931	8,398	167	199	9,101	887	83	1,157
1.40%	932	-	-	-	305	-	-	444
1.45%	7,548	-	65	3,300	1,467	1,726	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	13,598	243	373	1,769	3,823	63	-	1,992
1.60%	3,753	-	510	1,025	1,007	76	-	171
1.65%	3,684	989	755	1,129	1,431	126	-	153
1.80%	1,169	-	131	665	1,770	62	-	-
1.85%	4,011	-	349	1,116	917	123	-	-
1.90%	4,261	-	152	178	717	1,102	-	-
1.95%	984	-	145	-	3,026	140	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	365	-	-	-
2.10%	507	-	-	351	185	10	-	-
2.15%	178	-	241	47	356	-	-	-
2.20%	1,320	-	153	-	1,869	-	-	-
2.25%	-	-	-	-	271	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	957	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	263	-	-	740	-	-	-	-
2.50%	-	-	-	-	70	-	-	-

Totals	$57,374	$50,006	$18,482	$11,924	$72,424	$6,690	$225	$4,361

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL

0.45%	$15	$20,604	$261	$261	$314	$206	$673	$5,026
0.65%	-	1,319	13	25	142	102	278	1,094
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	129	-	-	5	-	247	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	150	-	-	76	-	-	148
1.05%	-	122	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	129	8,852	1,152	729	397	228	1,728	6,979
1.20%	-	-	-	211	-	-	-	-
1.25%	34	43,859	5,927	4,521	7,229	1,401	16,915	22,240
1.30%	-	-	-	-	-	-	-	-
1.35%	337	40,370	2,094	2,623	2,708	161	5,034	5,039
1.40%	216	2,466	108	123	172	94	834	63
1.45%	8	3,092	196	2,446	1,884	1,330	2,686	1,862
1.50%	-	-	-	-	-	-	-	-
1.55%	170	37,499	3,455	6,888	1,668	644	13,080	6,861
1.60%	1,900	19,093	3,425	6,916	7,353	635	11,428	24,590
1.65%	148	65,365	297	2,406	23,016	593	3,841	24,919
1.80%	51	53,188	2,234	4,349	3,963	634	7,450	4,576
1.85%	14	696	798	312	359	433	787	2,939
1.90%	134	7,443	4,496	4,772	5,871	214	12,476	2,489
1.95%	15	1,152	273	522	534	16	1,869	7,328
2.00%	16	168	-	162	99	-	667	44
2.05%	-	-	-	-	-	-	-	-
2.10%	651	4,864	176	2,278	947	-	1,086	2,978
2.15%	294	602	-	5,692	7,381	-	8,018	-
2.20%	-	-	-	355	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	7	-	44	-	235
2.35%	-	-	-	151	-	-	-	45
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	58	-	-	106	35
2.50%	-	-	-	-	-	-	213	561

Totals	$4,132	$311,033	$24,905	$45,807	$64,118	$6,735	$89,416	$120,051

	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT

0.45%	$76	$793	$1,103	$39	$173	$204	$915	$1,125
0.65%	21	-	115	20	3	257	42	53
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	211	346	12	9	-	-	-	20
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	6	6	93	-	-	72
1.05%	-	-	4	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	966	2,774	2,077	2,541	4,372	2,379	4,192	1,008
1.20%	-	-	-	-	-	-	-	-
1.25%	4,626	19,671	18,194	5,156	10,353	29,402	14,079	12,871
1.30%	-	-	-	-	-	-	-	-
1.35%	2,407	4,356	8,261	3,951	7,550	6,826	9,801	2,232
1.40%	573	974	423	1,020	212	844	1,351	8
1.45%	2,236	4,380	2,832	5,557	2,835	4,889	3,947	1,337
1.50%	-	-	-	-	-	-	-	-
1.55%	5,240	5,558	7,618	7,697	11,405	25,710	9,167	5,635
1.60%	7,450	25,155	8,361	9,344	10,090	23,012	18,960	2,547
1.65%	4,875	28,525	4,589	1,865	15,297	22,685	28,646	3,359
1.80%	4,600	4,179	8,591	10,398	12,814	12,969	7,215	1,410
1.85%	442	1,370	1,447	1,637	1,396	2,749	971	284
1.90%	1,192	4,440	6,531	8,741	5,971	6,991	13,668	5,604
1.95%	150	878	1,162	225	919	5,215	1,148	350
2.00%	263	363	282	204	105	908	245	113
2.05%	51	-	3	-	58	-	-	-
2.10%	126	3,328	3,141	1,440	3,115	3,142	343	-
2.15%	-	1,331	1,953	2,181	1,087	8,004	450	208
2.20%	-	-	-	-	703	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	188	100	-	-	31	182	-
2.40%	-	-	-	69	11	38	-	-
2.45%	-	-	25	232	51	-	-	-
2.50%	184	84	-	-	102	183	-	-

Totals	$35,689	$108,693	$76,830	$62,332	$88,715	$156,438	$115,322	$38,236

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO

0.45%	$504	$20	$2,003	$251	$19	$201	$30	$195
0.65%	13	140	1,724	221	-	359	1	65
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	6	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	96	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	4,397	138	2,469	1,146	703	1,560	970	278
1.20%	-	-	-	-	-	-	-	-
1.25%	27,363	7,108	50,235	25,796	2,821	6,818	8,836	975
1.30%	-	-	-	-	-	-	-	-
1.35%	12,795	706	8,260	5,163	1,091	960	545	1,185
1.40%	641	296	1,280	567	79	371	336	90
1.45%	8,546	4,202	7,828	3,145	1,614	858	828	394
1.50%	-	-	-	-	-	-	-	-
1.55%	11,620	4,910	19,399	10,468	6,341	5,436	6,179	456
1.60%	12,857	3,368	22,879	26,464	5,094	2,810	3,559	2,242
1.65%	23,077	948	14,106	25,719	1,370	1,569	4,514	1,109
1.80%	7,755	631	14,709	8,582	2,990	5,413	918	1,407
1.85%	4,812	236	2,150	391	258	886	1,017	104
1.90%	5,544	628	16,832	14,958	2,166	1,279	5,082	1,212
1.95%	1,831	269	1,422	2,622	219	1,919	957	603
2.00%	987	-	295	547	47	133	163	-
2.05%	-	-	-	203	-	277	-	-
2.10%	305	-	983	891	1,953	511	884	1,341
2.15%	2,108	280	6,867	24,550	7,280	5,122	2	448
2.20%	-	-	-	-	-	90	-	-
2.25%	-	-	-	153	-	196	-	-
2.30%	-	-	173	19	-	7	-	-
2.35%	139	-	462	905	86	911	-	30
2.40%	-	-	-	-	-	-	-	-
2.45%	137	-	80	-	9	-	-	-
2.50%	-	-	-	47	211	64	6	-

Totals	$125,431	$23,880	$174,258	$152,808	$34,351	$37,750	$34,827	$12,135

	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN

0.45%	$149	$6	$21	$119	$358	$11	$244	$650
0.65%	3	4	-	-	505	-	23	126
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	4	12	-	349	-	-	9
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	525	288	41	90	3,178	182	652	6,001
1.20%	-	-	-	-	224	-	-	-
1.25%	9,482	612	444	355	22,485	913	1,960	24,147
1.30%	-	-	-	-	-	-	-	-
1.35%	5,503	72	14	237	8,293	212	746	4,226
1.40%	227	36	199	156	1,407	99	204	780
1.45%	1,869	336	326	21	3,900	851	211	986
1.50%	-	-	-	-	-	-	-	-
1.55%	3,528	1,297	497	75	9,097	1,127	1,355	3,502
1.60%	18,860	5,914	1,463	480	27,090	977	2,237	24,349
1.65%	3,252	83	30	69	22,731	1,441	416	2,907
1.80%	1,418	11	34	910	23,933	975	2,213	5,232
1.85%	637	79	48	11	1,087	49	211	681
1.90%	6,238	391	365	74	5,746	364	959	3,447
1.95%	145	76	378	-	5,901	216	27	668
2.00%	20	11	34	-	1,206	27	-	363
2.05%	-	-	-	-	-	-	-	-
2.10%	1,564	45	56	158	7,723	63	2,226	3,743
2.15%	724	24	64	13	12,169	155	4,651	1,009
2.20%	-	-	-	-	-	-	-	43
2.25%	-	-	-	-	-	-	-	-
2.30%	10	2	8	10	-	-	-	108
2.35%	31	-	-	-	-	65	28	8
2.40%	-	-	-	-	56	-	-	-
2.45%	34	-	-	-	-	-	-	174
2.50%	-	-	-	-	214	-	-	398

Totals	$54,219	$9,291	$4,034	$2,778	$157,652	$7,727	$18,363	$83,557

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	PROUTL	PVEIB	RVMFU	RSRF	RBKF	RBMF	RBF	RVCMD

0.45%	$300	$-	$88	$75	$516	$311	$841	$65
0.65%	33	-	8	257	129	80	32	170
0.70%	-	-	-	-	-	176	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	21	1,254	1,558	-	-	-	-	-
0.90%	-	-	-	-	-	19	108	-
0.95%	-	-	-	-	-	467	-	-
1.00%	-	15,787	10,568	1,730	3	1	-	-
1.05%	-	1,503	573	-	5	3	1	-
1.10%	-	-	68	162	-	-	-	-
1.15%	1,838	2,316	1,244	10,319	2,806	7,139	6,298	1,853
1.20%	-	7,168	5,094	525	-	-	26	-
1.25%	16,486	-	2,567	13,416	4,179	5,564	23,039	4,511
1.30%	-	19,951	5,348	954	-	-	-	-
1.35%	1,502	2,466	6,766	13,346	5,397	11,489	19,334	4,753
1.40%	232	-	612	3,266	1,886	3,509	8,309	380
1.45%	3,461	-	2,914	6,526	2,468	1,127	5,302	810
1.50%	-	-	-	-	-	-	-	-
1.55%	4,159	472	12,880	30,314	6,419	6,455	15,626	3,645
1.60%	17,158	-	3,730	4,485	3,361	3,472	13,053	1,629
1.65%	8,191	79	7,412	6,630	1,621	3,242	9,402	411
1.80%	16,893	-	1,424	453	1,842	1,437	7,172	1,211
1.85%	1,765	-	1,281	902	138	391	1,288	168
1.90%	5,033	-	5,686	5,124	5,161	11,282	11,786	1,630
1.95%	2,120	-	586	1,234	84	510	2,295	270
2.00%	407	-	157	387	159	32	224	420
2.05%	221	-	-	-	-	-	-	-
2.10%	845	-	16	470	1,330	132	3,618	1,280
2.15%	2,463	-	8	43	679	635	6,754	445
2.20%	-	-	-	-	-	132	58	-
2.25%	168	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	625	-	-	-	58	-	6	73
2.40%	-	-	-	-	-	-	-	-
2.45%	39	-	195	189	33	53	147	-
2.50%	43	-	-	-	-	-	478	6

Totals	$84,003	$50,996	$70,783	$100,807	$38,274	$57,658	$135,197	$23,730

	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB

0.45%	$84	$387	$244	$408	$142	$178	$372	$3,094
0.65%	61	57	123	4	270	11	27	887
0.70%	160	-	179	147	-	-	141	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	43	-	112	-	-	-	81
0.90%	65	-	75	13	-	-	-	-
0.95%	513	-	554	252	-	-	425	-
1.00%	274	-	-	-	-	-	894	6
1.05%	-	-	5	-	2	-	1	41
1.10%	-	-	-	-	-	-	-	38
1.15%	9,872	20,723	4,455	7,446	2,066	5,734	5,675	12,680
1.20%	214	217	70	12	7	-	332	-
1.25%	14,013	6,393	6,619	22,081	8,559	1,120	17,883	2,668
1.30%	-	-	-	-	-	-	102	-
1.35%	16,719	16,056	14,974	14,761	7,165	10,291	18,198	6,488
1.40%	8,353	1,197	7,714	5,028	964	1,123	4,758	3,520
1.45%	1,160	474	1,459	5,548	2,451	5	2,059	1,686
1.50%	-	-	-	-	-	-	-	-
1.55%	12,887	9,399	3,282	14,370	6,379	6,916	11,054	7,469
1.60%	5,503	3,135	16,394	18,120	11,672	1,182	7,201	11,017
1.65%	2,619	3,623	3,245	7,992	5,738	180	4,514	1,707
1.80%	2,067	59,358	618	13,007	4,126	-	1,852	1,605
1.85%	640	109	811	1,526	433	134	740	110
1.90%	5,648	2,754	4,391	19,957	8,338	282	10,215	3,280
1.95%	582	557	289	1,223	1,223	80	474	2,355
2.00%	861	83	-	310	32	1	869	1,129
2.05%	-	-	-	-	-	-	-	5
2.10%	439	747	471	2,927	237	507	674	2,320
2.15%	580	1,591	1	8,319	603	54	831	111
2.20%	58	257	-	84	-	-	997	-
2.25%	-	-	-	-	-	-	-	-
2.30%	62	-	-	-	-	-	-	-
2.35%	181	473	12	177	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,128	-	-	-	-	-	-
2.50%	-	345	-	-	6	-	352	-

Totals	$83,615	$129,106	$65,985	$143,824	$60,413	$27,798	$90,640	$62,297

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF

0.45%	$938	$538	$37	$291	$-	$173	$93	$51
0.65%	80	215	28	9	-	1	29	-
0.70%	149	240	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	97	-	-	40	-	1	10	2
0.90%	81	-	-	-	-	-	-	-
0.95%	289	566	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	3	8	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	8,683	7,619	781	3,827	168	426	646	3,198
1.20%	221	-	-	-	-	-	-	-
1.25%	36,718	8,859	1,532	691	448	538	552	1,235
1.30%	-	-	-	-	-	-	-	-
1.35%	23,364	18,535	2,228	2,748	288	419	1,495	4,423
1.40%	12,061	12,791	957	253	23	41	797	554
1.45%	7,229	1,884	1,029	1,194	346	154	1,445	297
1.50%	-	-	-	-	-	-	-	-
1.55%	27,139	13,535	1,738	1,156	615	1,101	1,555	834
1.60%	19,622	3,825	2,208	1,310	33	541	503	743
1.65%	9,871	2,386	681	198	34	81	90	190
1.80%	8,691	2,449	27,476	279	115	366	414	517
1.85%	1,627	490	113	16	-	-	60	534
1.90%	13,550	3,296	695	254	162	776	1,249	599
1.95%	2,091	2,279	141	101	11	102	152	84
2.00%	612	61	735	113	-	44	76	11
2.05%	19	-	-	10	-	-	-	-
2.10%	5,347	2,855	1,993	208	111	222	111	114
2.15%	3,590	899	161	3	69	58	64	69
2.20%	-	522	-	-	-	-	918	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	1	-	-	-	1	-
2.35%	749	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	315	-	-	-	-	-	-	-
2.50%	-	169	-	-	-	-	-	-

Totals	$183,136	$84,021	$42,534	$12,701	$2,423	$5,044	$10,260	$13,455

	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF

0.45%	$112	$115	$129	$380	$5,901	$6,258	$2,446	$155
0.65%	12	59	-	364	36	14	181	240
0.70%	-	224	-	-	-	-	-	73
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	905	27	160	31	14
0.90%	-	-	-	-	-	-	-	6
0.95%	-	571	-	-	-	-	-	432
1.00%	-	-	-	1,743	-	-	-	-
1.05%	-	1	-	-	-	-	-	-
1.10%	-	-	-	278	-	859	1,025	-
1.15%	2,772	6,907	6,138	4,759	14,427	23,472	46,705	11,270
1.20%	-	-	209	236	-	-	-	14
1.25%	686	3,270	9,448	16,743	272,197	50,974	6,669	20,237
1.30%	-	-	-	2,336	-	-	-	-
1.35%	4,030	12,994	8,958	7,953	19,527	31,122	46,793	18,033
1.40%	1,655	7,943	2,026	269	8,265	4,868	4,627	12,886
1.45%	12	1,740	2	3,323	556	8,653	325	2,304
1.50%	-	-	-	-	-	-	-	-
1.55%	1,719	7,115	11,960	15,475	14,309	63,137	14,612	12,518
1.60%	2,643	2,690	3,440	4,526	8,097	39,561	2,346	8,909
1.65%	150	1,454	1,309	9,394	12,948	31,946	4,812	6,693
1.80%	253	1,770	1,406	393	11,116	19,682	126	4,364
1.85%	240	171	-	749	158	3,618	852	619
1.90%	308	1,227	298	3,187	8,298	28,647	2,733	4,802
1.95%	47	90	135	2,011	1,096	6,377	260	951
2.00%	1	-	-	548	1,103	6,142	5,947	1,303
2.05%	-	-	-	-	117	14	-	62
2.10%	-	246	205	523	4,165	18,782	9,288	-
2.15%	327	-	1,300	65	3,520	5,881	5	1,636
2.20%	-	76	1,050	-	656	1,451	-	288
2.25%	-	-	-	-	-	-	-	-
2.30%	-	71	900	138	-	-	389	21
2.35%	-	-	-	6	2,354	173	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	903	-	433	648	-	-
2.50%	-	-	21	-	521	-	-	-

Totals	$14,967	$48,734	$49,837	$76,304	$389,827	$352,439	$150,172	$107,830

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV

0.45%	$364	$865	$264	$425	$4,415	$2,472	$967	$695
0.65%	98	390	1	256	935	410	204	158
0.70%	128	174	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	27	51	5	12	56	-
0.90%	-	-	-	-	-	-	-	-
0.95%	499	370	-	-	108	98	89	89
1.00%	-	58	-	-	-	-	3	23
1.05%	3	9	-	-	81	74	6	-
1.10%	78	-	558	-	-	-	-	-
1.15%	7,816	5,066	11,765	15,055	18,628	12,834	12,662	8,723
1.20%	-	-	-	219	-	-	-	-
1.25%	6,228	6,976	3,539	245,770	128,034	87,836	39,208	13,084
1.30%	-	-	-	-	-	-	-	-
1.35%	13,572	11,503	10,663	16,267	30,251	16,293	14,092	17,359
1.40%	6,280	6,850	295	2,134	14,140	9,067	4,333	3,621
1.45%	1,129	2,452	59	1,034	24,873	16,072	5,695	2,286
1.50%	-	-	-	-	-	-	-	-
1.55%	10,505	4,917	8,570	8,213	60,797	55,503	29,026	20,637
1.60%	5,995	6,106	9,070	50,554	89,244	103,122	16,325	15,318
1.65%	7,354	2,719	6,297	9,769	28,099	13,562	16,890	5,311
1.80%	3,892	1,839	998	5,359	14,862	9,019	10,598	3,173
1.85%	658	493	41	147	3,678	4,703	975	739
1.90%	6,071	2,947	2,103	11,208	27,400	37,484	5,474	28,765
1.95%	2,470	868	555	729	7,796	2,171	1,324	1,446
2.00%	201	46	378	903	5,541	1,561	547	166
2.05%	-	-	20	8	427	253	64	-
2.10%	1,868	236	216	1,892	9,822	4,229	7,639	2,560
2.15%	546	18	588	1,194	4,725	3,255	741	71
2.20%	52	-	446	1,020	77	-	69	78
2.25%	-	-	-	-	-	-	-	-
2.30%	62	-	-	-	74	71	62	66
2.35%	138	30	-	-	170	7	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	146	48	1,857	365	1,758
2.50%	-	-	-	421	-	-	-	10

Totals	$76,007	$54,932	$56,453	$372,774	$474,230	$381,965	$167,414	$126,136

	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL

0.45%	$1,974	$799	$118	$1,398	$26	$9	$127	$39
0.65%	420	573	9	394	147	4	8	22
0.70%	-	-	-	181	-	149	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	67	-	103	-	-	-	111	-
0.90%	-	-	-	74	40	69	87	-
0.95%	77	-	28	511	-	456	-	-
1.00%	85	-	-	17	-	1	-	-
1.05%	9	3	-	11	1	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,408	4,168	1,263	14,832	790	9,482	5,773	1,489
1.20%	-	-	-	-	-	252	218	-
1.25%	36,317	22,836	3,264	19,842	2,555	5,997	10,156	379
1.30%	-	-	-	-	-	-	-	-
1.35%	26,516	8,112	1,582	25,128	2,539	13,281	12,058	352
1.40%	2,719	2,743	439	11,203	1,504	7,011	5,181	138
1.45%	6,423	4,336	987	3,640	272	254	1,610	673
1.50%	-	-	-	-	-	-	-	-
1.55%	25,694	21,591	2,180	22,185	658	9,189	5,285	272
1.60%	14,828	10,084	2,802	10,842	653	3,613	5,934	1,188
1.65%	10,676	20,380	425	5,491	623	3,179	1,837	8
1.80%	9,994	5,326	581	10,500	384	2,974	2,243	35
1.85%	2,288	1,804	321	1,639	-	144	761	57
1.90%	12,754	10,856	675	24,308	1,146	5,310	6,282	136
1.95%	3,752	2,209	603	2,754	119	783	2,121	20
2.00%	743	35	767	627	-	398	399	-
2.05%	24	11	-	6	-	-	14	-
2.10%	14,909	2,748	1,607	10,728	102	955	1,248	-
2.15%	1,277	155	14	7,953	171	-	611	53
2.20%	59	56	-	58	-	125	1,323	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	33	-	-	70	-	-
2.35%	7	-	-	-	36	-	258	-
2.40%	-	-	-	-	-	-	-	-
2.45%	240	723	-	1,654	23	-	-	-
2.50%	-	-	-	-	-	-	75	-

Totals	$178,260	$119,548	$17,801	$175,976	$11,789	$63,705	$63,720	$4,861

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	GVFRB	RHYS	TRHS2	VVGGS	VWHAS	VWHA	VEEMS	WRASP

0.45%	$455	$193	$-	$19	$-	$192	$-	$709
0.65%	214	-	-	-	-	-	-	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	77
0.85%	3	-	5,366	-	4,085	-	-	2,020
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	125
1.00%	224	-	37,892	807	19,681	10	248	7,957
1.05%	-	-	127	-	3,987	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,931	1,258	2,026	152	471	969	-	8,617
1.20%	-	-	16,906	949	9,397	-	-	1,492
1.25%	18,441	1,952	-	726	-	8,473	-	36,207
1.30%	-	-	33,975	281	10,148	-	60	5,462
1.35%	36,596	12	8,750	8,094	7,378	1,808	66	19,307
1.40%	1,541	12	-	-	6,931	232	-	14,275
1.45%	6,495	252	-	637	-	3,187	-	15,271
1.50%	-	-	168	-	-	-	-	-
1.55%	60,070	4,006	1,047	130	672	6,824	-	25,437
1.60%	25,316	7,834	-	350	-	8,677	-	32,346
1.65%	8,065	457	3,298	202	1,942	6,560	-	22,782
1.80%	8,215	719	-	-	-	7,105	-	3,183
1.85%	4,324	28	-	34	-	4,362	-	4,376
1.90%	18,041	11,060	-	344	-	6,401	-	11,108
1.95%	6,223	84	-	10	-	1,998	-	2,679
2.00%	12,101	-	-	-	-	148	-	4,390
2.05%	-	-	-	-	-	-	-	-
2.10%	5,626	-	-	-	-	2,266	-	2,086
2.15%	1,234	-	-	-	-	172	-	848
2.20%	354	-	-	-	-	-	-	1,269
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	185	-	-	-	-	6	-	261
2.40%	432	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	154
2.50%	6	-	-	-	-	46	-	-

Totals	$219,092	$27,867	$109,555	$12,735	$64,692	$59,436	$374	$222,439

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

WRENG

0.45%	$-
0.65%	-
0.70%	-
0.80%	-
0.85%	221
0.90%	-
0.95%	-
1.00%	5,231
1.05%	-
1.10%	-
1.15%	19
1.20%	3,190
1.25%	-
1.30%	4,967
1.35%	527
1.40%	-
1.45%	-
1.50%	-
1.55%	253
1.60%	-
1.65%	1,365
1.80%	-
1.85%	-
1.90%	-
1.95%	-
2.00%	-
2.05%	-
2.10%	-
2.15%	-
2.20%	-
2.25%	-
2.30%	-
2.35%	-
2.40%	-
2.45%	-
2.50%	-

Totals	$15,773

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $4,106,168 and $3,773,037, respectively, and total transfers from the Separate Account to the fixed account were $4,083,103 and $3,825,654, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $811 and $304,589 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $54,211 and $78,864 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,332,108 and $1,318,822 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,048,479,103	$-	$-	$2,048,479,103

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
LM PVIT - WA Variable Global High Yield Bond Portfolio: Class II (LPWHY2)	$1,787,572	$1,964,403
LM PVET - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)	1,203,211	184,814
LM PVET - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)	168,426	105,832
LM ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	3,904,369	951,126
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)	3,747,611	1,749,845
IVCO - IVCO VI Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)	1,547,260	753,464
IVCO - IVCO VI Intnl Growth Fund: Series II Shares (AVIE2)	797,546	89,256
IVCO - IVCO VI Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)	3,150,513	1,191,970
NL VT - 7Twelve Balanced Portfolio (NO7TB)	38,833	761,522
NL VT - Power Income VIT Fund advised by WE Donoghue: Class 2 (NOVPI2)	190,007	1,466,811
NL VT - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)	8,244,343	11,114,207
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)	311,592	429,592
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	176,943	2,746
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,532,425	1,536,904
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	925,883	1,128,877
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)	6,127,385	3,233,466
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	1,945,065	3,582,897
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)	1,085,635	979,096
AC VP Inc - AC VP Value Fund: Class I (ACVV)	6,814,081	12,817,925
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	3,058,339	1,669,736
AFIS(R) - Intnl Fund: Class 4 (AMVI4)	4,748,402	740,116
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	11,941,277	1,148,638
AFIS(R) - New World Fund: Class 4 (AMVNW4)	7,203,525	441,612
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)	6,278,067	2,421,638
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)	5,864,442	5,720,197
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)	1,908,953	780,532
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)	2,586,754	1,638,240
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)	2,831,995	4,997,515

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Purchase of Investments	Sales of Investments
BR VSF Inc - BR iShares(R) Dynamic Allocation VI Fund: Class III (BRVDA3)	$663,463	$681,953
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	1,980,580	1,349,383
CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)	1,795,999	231,667
CS Trust - Commodity Return SP (CSCRS)	567,086	727,591
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	2,680,972	578,774
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)	20,544,501	13,260,675
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	161	75
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC 2 (FC2)	770,654	910,218
FID VIPs Fund - VIP Asset Manager Portfolio: SC 2 (FAM2)	347,025	361,840
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)	12,823,600	2,329,243
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)	2,815,470	2,995,727
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)	3,802,316	3,034,776
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)	62,948,435	64,083,147
FID VIPs Fund - VIP High Income Portfolio: SC 2 (FHI2)	10,530,586	13,136,244
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)	3,104,799	1,137,602
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)	3,031,897	1,808,438
FID VIPs Fund - VIP Strategic Income Portfolio: SC 2 (FVSIS2)	11,493,482	11,435,571
FID VIPs - EM Portfolio: SC 2 (FEMS2)	451,272	112,059
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	5,765,891	5,381,894
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	1,376,866	1,929,968
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	5,568,552	1,822,069
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	551,519	645,829
JPM IT - JPM IT Global Allocation Portfolio: Class 2 (JPIGA2)	790,601	32,048
JPM IT - JPM IT Income Builder Portfolio: Class 2 (JPIIB2)	513,188	157,825
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	3,576,946	1,033,441
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	4,322,576	1,589,136
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	1,078,068	747,261
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	6,299,966	1,731,914
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)	6,220,251	2,852,926
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	1,175,040	308,068
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)	2,658,060	986,483
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	1,609,383	519,011
MFS(R) VIT III - MFS Mid Cap Value Portfolio: SC (MV3MVS)	1,744,796	197,220
MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)	825,933	178,389
MFS(R) VIT II - MFS Global Tactical Allocation Portfolio: SC (MVGTAS)	463,584	1,136,134
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)	719,394	412,917
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	12,236,456	1,236,095
The Merger Fund VL - The Merger Fund VL (MGRFV)	3,285,031	3,067,448
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)	1,663,215	1,778,192
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)	3,066,980	1,467,393
MS VIF Inc - Global Strategist Portfolio: Class II (MSVGT2)	352,258	574,971
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)	3,846,547	1,373,117
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	1,988,171	41,133
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	8,333,572	6,960,449
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)	11,764,969	7,869,739
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)	3,053,880	1,885,823
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)	1,108,735	127,117
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)	652,079	833,452
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	20,621,931	10,578,565
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	3,495,701	1,286,968
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	12,398,149	1,382,828
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	14,643,743	2,366,313
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	12,436,981	1,719,038
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	5,139,355	5,467,060
NW VIT - NVIT EM Fund: Class I (GEM)	3,763,132	6,821,324
NW VIT - NVIT EM Fund: Class II (GEM2)	2,797,934	2,592,808
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	1,304,850	133,446
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	2,047,183	1,450,647
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)	461,479	39,024
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	8,726,587	8,402,180

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Purchase of Investments	Sales of Investments
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	$2,410,601	$2,466,552
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)	4,891,222	3,426,537
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	1,500,697	2,891,412
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	3,933,318	5,729,269
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	2,101,264	6,013,278
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	903,966	3,050,168
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)	1,149,499	765,326
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)	1,589,339	2,770,317
NW VIT - NVIT NW Fund: Class I (TRF)	1,926,592	3,850,562
NW VIT - NVIT NW Fund: Class II (TRF2)	157,675	128,579
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	2,623,342	3,878,535
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)	3,408,983	364,221
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	1,289,726	787,704
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	2,900,427	1,960,402
NW VIT - NVIT ID CAF: Class II (NVDCA2)	9,651,172	2,084,517
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	6,534,166	5,111,827
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	21,374,614	14,669,020
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	8,121,480	1,622,320
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	6,122,212	3,971,276
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	18,125,236	7,853,597
NW VIT - NVIT Gov MM Fund: Class I (SAM)	676	27,900
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)	1,592,378	2,403,419
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)	1,027,418	1,806,416
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	4,176,988	3,717,005
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	2,898,107	2,792,846
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	19,294	7,398
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	13,827,126	11,533,583
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	3,778,973	3,318,884
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	11,776,235	11,162,799
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	1,329,197	572,734
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	1,890,582	1,755,988
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	1,231,350	292,658
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	3,075,498	1,653,374
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	995,252	134,696
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	10,800,021	6,866,967
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	10,008,247	6,331,904
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)	3,913,791	1,567,527
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	429,896	180,550
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)	2,772,896	353,183
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)	2,630,005	1,189,643
NW VIT - NVIT Gov MM Fund: Class II (NVMM2)	499,126,070	454,752,858
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)	1,793,315	1,804,107
NW VIT - NVIT DFA CAF: Class II (NVLCA2)	2,956,130	1,368,589
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	711,708	1,460,156
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	295,413	440,691
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)	2,123,974	947,420
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)	1,317,430	61,472
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	19,100,922	13,740,426
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)	55,501,257	23,177,490
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)	745,894	202,901
NB AMT - US Equity Index PutWrite SP: S Class Shares (NBARMS)	427,885	332,445
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)	1,536,611	609,436
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	8,050,003	5,311,998
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)	2,348,297	502,731
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	9,227,939	1,576,341
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)	1,965,356	4,129,199
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)	6,454,188	6,711,051
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)	5,484,509	6,051,629
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)	8,921,605	8,166,708
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)	853,599	1,239,058

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Purchase of Investments	Sales of Investments
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)	$1,632,960	$1,781,965
PIMCO VIT - GB OP (Unhedged): Advisor Class (PMVGBD)	1,292,426	2,606,001
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)	44,537,759	55,476,182
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)	1,512,539	612,197
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)	4,167,850	2,004,656
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)	2,997,666	2,007,102
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	245,154	266,995
GMS VIT - GMS High Quality Floating Rate Fund: Advisor Shares (GVHQFA)	3,888,006	1,590,962
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)	29,395	1,589,332
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	86,235	221
Pioneer VCT - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)	13,338	79,475
ProFund VP UltraShort NASDAQ-100 (PROUSN)	8,109,164	7,893,933
ProFund VP Access High Yield Fund (PROAHY)	62,141,452	65,522,800
ProFund VP Asia 30 (PROA30)	18,569,671	19,172,344
ProFund VP Banks (PROBNK)	7,118,561	8,363,208
ProFund VP Basic Materials (PROBM)	1,849,329	13,338,662
ProFund VP Bear (PROBR)	15,085,330	15,112,971
ProFund VP Biotechnology (PROBIO)	8,134,719	8,346,593
ProFund VP Bull (PROBL)	82,326,879	86,397,080
ProFund VP Consumer Goods (PROCG)	3,835,359	3,745,947
ProFund VP Consumer Services (PROCS)	14,195,507	18,822,883
ProFund VP EM (PROEM)	12,981,588	18,102,801
ProFund VP Europe 30 (PROE30)	4,179,228	4,429,520
ProFund VP Financials (PROFIN)	7,415,026	11,009,127
ProFund VP Health Care (PROHC)	19,762,656	17,890,792
ProFund VP Industrials (PROIND)	11,784,373	22,442,765
ProFund VP Intnl (PROINT)	3,613,792	6,894,186
ProFund VP Internet (PRONET)	11,686,749	10,469,684
ProFund VP Japan (PROJP)	5,608,537	5,975,685
ProFund VP NASDAQ-100 (PRON)	42,515,585	40,912,447
ProFund VP Oil & Gas (PROOG)	14,937,581	18,586,107
ProFund VP Pharmaceuticals (PROPHR)	3,435,391	3,068,581
ProFund VP Precious Metals (PROPM)	4,210,931	5,591,192
ProFund VP Real Estate (PRORE)	5,792,389	5,753,459
ProFund VP Rising Rates Opportunity (PRORRO)	10,657,014	10,437,196
ProFund VP Semiconductor (PROSCN)	5,205,332	8,215,140
ProFund VP Short EM (PROSEM)	5,953,735	6,104,237
ProFund VP Short Intnl (PROSIN)	1,963,903	1,760,223
ProFund VP Short NASDAQ-100 (PROSN)	4,957,057	4,901,943
ProFund VP Technology (PROTEC)	13,874,164	18,389,611
ProFund VP Telecommunications (PROTEL)	2,265,320	2,702,380
ProFund VP US Gov Plus (PROGVP)	13,812,442	13,534,766
ProFund VP UltraNASDAQ-100 (PROUN)	32,734,945	31,614,383
ProFund VP Utilities (PROUTL)	17,095,063	9,654,179
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	1,848,970	318,816
GGH Variable Fund - Global Managed Futures Strategy (RVMFU)	268,652	920,539
GGH Variable Fund - Long Short Equity Fund (RSRF)	1,570,211	1,578,218
Rydex VT - Banking Fund (RBKF)	8,558,544	9,644,636
Rydex VT - Basic Materials Fund (RBMF)	3,841,185	6,060,963
Rydex VT - Biotechnology Fund (RBF)	12,873,254	14,722,956
Rydex VT - Commodities Strategy Fund (RVCMD)	8,722,927	9,011,323
Rydex VT - Consumer Products Fund (RCPF)	6,418,669	7,529,012
Rydex VT - Dow 2x Strategy Fund (RVLDD)	42,652,011	40,113,585
Rydex VT - Electronics Fund (RELF)	8,932,346	11,601,859
Rydex VT - Energy Fund (RENF)	16,861,767	19,525,835
Rydex VT - Energy Services Fund (RESF)	13,648,272	15,413,418
Rydex VT - Europe 125x Strategy Fund (RLCE)	5,627,658	6,455,088
Rydex VT - Financial Services Fund (RFSF)	7,626,274	9,525,140
Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB)	27,179,124	26,290,638
Rydex VT - Health Care Fund (RHCF)	13,470,927	14,099,742

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Purchase of Investments	Sales of Investments
Rydex VT - Internet Fund (RINF)	$9,971,257	$10,821,101
Rydex VT - Inverse Dow 2x Strategy Fund (RVIDD)	27,265,461	29,511,697
Rydex VT - Inverse Gov Long Bond Strategy Fund (RJNF)	9,136,430	9,482,928
Rydex VT - Inverse Mid-Cap Strategy Fund (RVIMC)	2,209,007	2,047,163
Rydex VT - Inverse NASDAQ-100(R) Strategy Fund (RAF)	7,571,683	5,411,902
Rydex VT - Inverse Russell 2000(R) Strategy Fund (RVISC)	12,595,005	11,976,620
Rydex VT - Inverse S&P 500 Strategy Fund (RUF)	8,037,659	7,494,831
Rydex VT - Japan 2x Strategy Fund (RLCJ)	14,564,363	14,429,229
Rydex VT - Leisure Fund (RLF)	4,042,622	4,517,041
Rydex VT - Mid-Cap 15x Strategy Fund (RMED)	4,152,442	3,862,061
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	508,402	1,213,575
Rydex VT - NASDAQ-100(R) 2x Strategy Fund (RVF)	37,419,799	36,281,247
Rydex VT - NASDAQ-100(R) Fund (ROF)	40,689,525	42,544,537
Rydex VT - Nova Fund (RNF)	47,767,400	49,714,662
Rydex VT - Precious Metals Fund (RPMF)	19,433,017	20,696,913
Rydex VT - Real Estate Fund (RREF)	14,129,592	14,092,778
Rydex VT - Retailing Fund (RRF)	10,651,354	9,794,631
Rydex VT - Russell 2000(R) 15x Strategy Fund (RMEK)	18,343,534	18,938,239
Rydex VT - S&P 500 2x Strategy Fund (RTF)	53,570,140	51,052,701
Rydex VT - S&P 500 Pure Growth Fund (RVLCG)	37,730,194	44,011,870
Rydex VT - S&P 500 Pure Value Fund (RVLCV)	30,002,793	32,070,061
Rydex VT - S&P MidCap 400 Pure Growth Fund (RVMCG)	12,063,223	13,267,189
Rydex VT - S&P MidCap 400 Pure Value Fund (RVMCV)	5,353,898	5,909,997
Rydex VT - S&P SmallCap 600 Pure Growth Fund (RVSCG)	24,024,603	23,766,974
Rydex VT - S&P SmallCap 600 Pure Value Fund (RVSCV)	11,036,609	14,672,543
Rydex VT - Strengthening Dollar 2x Strategy Fund (RVSDL)	6,800,806	6,986,594
Rydex VT - Technology Fund (RTEC)	15,011,204	17,212,676
Rydex VT - Telecommunications Fund (RTEL)	3,767,977	3,036,105
Rydex VT - Transportation Fund (RTRF)	8,789,953	10,636,014
Rydex VT - Utilities Fund (RUTL)	18,038,423	17,384,500
Rydex VT - Weakening Dollar 2x Strategy Fund (RVWDL)	1,781,631	1,811,397
GGH Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)	8,472,770	7,784,810
Rydex VT - High Yield Strategy Fund (RHYS)	2,272,805	2,671,739
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	4,975,308	1,327,384
VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)	3,346,276	1,147,199
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)	2,347,922	940,288
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	1,766,250	2,462,369
VanEck VIPT - EM Fund: Class S (VEEMS)	123,562	353
Ivy VIP - Asset Strategy: Class II (WRASP)	1,489,301	2,795,941
Ivy VIP - Energy: Class II (WRENG)	926,633	396,980

	$2,483,247,574	$2,276,707,742

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
LM PVIT - WA Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
2018	0.45%	to	2.35%	409,609	$10.92	to	9.79	$4,261,840	4.71%	-4.60%	to	-6.43%
2017	0.45%	to	2.35%	444,473	11.45	to	10.47	4,873,284	3.41%	7.94%	to	5.89%
2016	0.45%	to	2.35%	363,716	10.61	to	9.88	3,722,218	6.68%	14.84%	to	12.65%
2015	0.45%	to	2.35%	255,323	9.24	to	8.77	2,289,976	6.52%	-6.50%	to	-8.29%
2014	0.45%	to	2.20%	189,589	9.88	to	9.59	1,836,652	1.34%	-1.95%	to	-3.68%
LM PVET - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2018	0.85%	to	1.65%	362,371	9.68	to	9.41	3,486,870	0.43%	-9.35%	to	-10.08%
2017	0.85%	to	1.65%	288,030	10.67	to	10.46	3,065,649	0.35%	15.00%	to	14.08%
2016	1.00%	to	1.55%	68,796	9.26	to	9.18	635,195	0.49%	-0.07%	to	-0.62%
2015	1.00%	to	1.30%	24,088	9.27	to	9.25	222,999	0.10%	-7.34%	to	-7.47%	****
LM PVET - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2018	1.30%			103,468	15.39			1,591,968	1.54%	-10.07%
2017	1.30%			106,884	17.11			1,828,586	1.37%	13.35%
2016	1.30%			111,959	15.09			1,689,874	1.36%	11.54%
2015	1.30%			141,325	13.53			1,912,475	1.48%	-4.13%
2014	1.30%			142,858	14.12			2,016,515	1.72%	10.26%
LM ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2018	0.85%	to	1.65%	296,605	12.36	to	12.02	3,625,106	0.00%	2.33%	to	1.50%
2017	1.00%	to	1.65%	117,267	12.03	to	11.84	1,404,228	0.00%	22.68%	to	21.87%
2016	1.00%	to	1.35%	78,330	9.81	to	9.76	765,853	0.00%	4.49%	to	4.12%
2015	1.00%	to	1.65%	13,902	9.39	to	9.36	130,327	0.00%	-6.13%	to	-6.42%	****
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
2018	0.45%	to	2.50%	636,001	11.72	to	10.63	7,175,668	0.37%	-16.07%	to	-17.81%
2017	0.45%	to	2.50%	558,036	13.96	to	12.94	7,555,041	0.71%	14.52%	to	12.17%
2016	0.45%	to	2.50%	476,403	12.19	to	11.53	5,653,750	0.65%	14.68%	to	12.33%
2015	0.45%	to	2.50%	249,038	10.63	to	10.27	2,598,864	0.32%	-2.95%	to	-4.95%
2014	1.15%	to	2.50%	107,020	10.90	to	10.80	1,163,467	0.00%	9.01%	to	8.01%	****
IVCO - IVCO VI Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2018	0.45%	to	2.45%	417,499	11.31	to	10.19	4,500,914	1.37%	-7.13%	to	-9.01%
2017	0.45%	to	2.45%	388,060	12.18	to	11.20	4,545,579	3.69%	9.34%	to	7.15%
2016	0.45%	to	2.50%	455,236	11.14	to	10.44	4,916,721	0.23%	11.01%	to	8.74%
2015	0.45%	to	2.45%	272,309	10.03	to	9.61	2,669,933	4.05%	-4.83%	to	-6.74%
2014	1.15%	to	2.40%	177,984	10.46	to	10.31	1,852,143	0.00%	4.49%	to	3.17%
IVCO - IVCO VI Intnl Growth Fund: Series II Shares (AVIE2)
2018	0.85%	to	1.55%	128,227	9.36	to	9.13	1,188,609	2.35%	-15.93%	to	-16.53%
2017	0.85%	to	1.55%	62,932	11.13	to	10.94	697,477	1.51%	21.69%	to	20.83%
2016	0.85%	to	1.30%	30,497	9.15	to	9.09	278,068	1.20%	-1.54%	to	-1.98%
2015	1.00%	to	1.30%	8,736	9.28	to	9.27	81,042	0.00%	-7.17%	to	-7.30%	****
IVCO - IVCO VI Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2018	0.85%	to	1.65%	727,172	11.47	to	11.15	8,251,772	1.12%	-8.89%	to	-9.63%
2017	0.85%	to	1.65%	587,646	12.59	to	12.34	7,343,553	0.81%	17.33%	to	16.38%
2016	0.85%	to	1.65%	373,806	10.73	to	10.61	3,991,196	0.50%	12.98%	to	12.07%
2015	1.00%	to	1.65%	65,660	9.49	to	9.46	622,614	0.65%	-5.07%	to	-5.37%	****
NL VT - 7Twelve Balanced Portfolio (NO7TB)
2018	1.00%	to	2.35%	109,073	9.81	to	9.14	1,041,618	0.38%	-9.55%	to	-10.79%
2017	1.15%	to	2.10%	178,486	10.77	to	10.35	1,888,646	0.36%	9.08%	to	8.04%
2016	1.15%	to	2.10%	183,811	9.88	to	9.58	1,791,410	0.17%	7.96%	to	6.93%
2015	0.65%	to	2.45%	178,546	9.25	to	8.89	1,619,111	0.44%	-7.95%	to	-9.62%
2014	0.65%	to	2.45%	189,690	10.05	to	9.84	1,885,803	0.41%	-0.94%	to	-2.74%
NL VT - Power Income VIT Fund advised by WE Donoghue: Class 2 (NOVPI2)
2018	0.45%	to	2.50%	455,319	10.39	to	9.06	4,380,366	1.97%	-3.75%	to	-5.74%
2017	0.45%	to	2.50%	586,180	10.79	to	9.61	5,920,755	0.79%	1.66%	to	-0.43%
2016	0.45%	to	2.50%	756,697	10.61	to	9.66	7,615,979	0.00%	3.90%	to	1.77%
2015	0.45%	to	2.50%	866,827	10.22	to	9.49	8,494,803	2.18%	-2.95%	to	-4.95%
2014	0.45%	to	2.50%	1,016,921	10.53	to	9.98	10,392,864	3.05%	-1.52%	to	-3.55%
NL VT - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2018	0.45%	to	2.50%	2,189,379	10.20	to	9.07	20,959,037	2.61%	-6.50%	to	-8.44%
2017	0.45%	to	2.50%	2,526,208	10.91	to	9.90	26,210,106	2.26%	2.41%	to	0.30%
2016	0.45%	to	2.50%	2,727,517	10.65	to	9.87	27,966,818	0.02%	12.68%	to	10.37%
2015	0.45%	to	2.35%	2,042,921	9.45	to	8.98	18,761,811	0.29%	-3.65%	to	-5.48%
2014	0.45%	to	2.35%	1,627,839	9.81	to	9.50	15,673,245	0.63%	0.95%	to	-0.98%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
2018	0.65%	to	1.80%	55,028	$14.09	to	12.89	$734,394	1.72%	-7.02%	to	-8.10%
2017	0.65%	to	1.95%	68,932	15.15	to	13.88	991,289	1.30%	14.87%	to	13.37%
2016	0.65%	to	2.15%	78,745	13.19	to	12.10	996,951	1.67%	3.77%	to	2.20%
2015	0.45%	to	2.30%	128,797	12.83	to	11.76	1,580,842	1.83%	0.84%	to	-1.04%
2014	0.45%	to	2.15%	153,152	12.73	to	11.95	1,884,398	1.93%	6.63%	to	4.81%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2018	1.00%	to	1.65%	19,391	7.67	to	7.64	148,566	1.29%	-23.26%	to	-23.59%	****
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2018	0.45%	to	2.15%	337,413	7.98	to	7.30	2,562,986	1.79%	-19.32%	to	-20.71%
2017	0.45%	to	2.15%	345,432	9.89	to	9.21	3,279,599	1.84%	-1.28%	to	-2.97%
2016	0.45%	to	2.35%	358,668	10.02	to	9.43	3,477,234	2.45%	40.16%	to	37.50%
2015	0.45%	to	2.20%	274,435	7.15	to	6.88	1,917,607	0.54%	-38.20%	to	-39.29%
2014	0.45%	to	2.20%	475,016	11.57	to	11.33	5,434,050	0.26%	11.41%	to	9.45%
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2018	0.45%	to	2.45%	142,430	11.74	to	10.80	1,609,122	4.87%	-12.93%	to	-14.69%
2017	0.45%	to	2.45%	165,617	13.49	to	12.66	2,167,984	2.94%	24.40%	to	21.91%
2016	0.45%	to	2.45%	117,739	10.84	to	10.38	1,248,775	0.81%	7.49%	to	5.33%
2015	0.45%	to	2.15%	104,224	10.09	to	9.89	1,038,760	0.10%	-1.76%	to	-3.44%
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2018	0.45%	to	2.50%	1,022,898	11.69	to	10.83	11,492,704	1.97%	-7.29%	to	-9.21%
2017	0.45%	to	2.50%	870,056	12.61	to	11.93	10,656,962	2.29%	19.94%	to	17.48%
2016	0.45%	to	2.50%	1,076,663	10.51	to	10.15	11,112,424	2.37%	12.97%	to	10.66%
2015	0.45%	to	2.50%	1,022,727	9.30	to	9.17	9,445,328	1.68%	-6.97%	to	-8.26%	****
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.45%	to	2.50%	1,003,523	10.80	to	9.20	10,100,115	2.74%	-3.26%	to	-5.26%
2017	0.45%	to	2.50%	1,186,025	11.16	to	9.72	12,407,961	2.60%	3.21%	to	1.09%
2016	0.45%	to	2.50%	1,071,068	10.81	to	9.61	10,911,902	1.87%	3.92%	to	1.78%
2015	0.45%	to	2.50%	1,010,449	10.41	to	9.44	9,983,448	1.92%	-2.91%	to	-4.91%
2014	0.45%	to	2.50%	1,010,075	10.72	to	9.93	10,389,097	1.45%	2.83%	to	0.72%
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
2018	1.15%	to	1.60%	88,470	13.41	to	13.18	1,183,270	0.23%	-0.41%	to	-0.86%
2017	1.15%	to	1.60%	87,915	13.46	to	13.30	1,181,385	0.38%	30.71%	to	30.12%
2016	1.15%	to	1.60%	94,836	10.30	to	10.22	975,870	0.31%	3.25%	to	2.78%
2015	1.15%	to	1.60%	112,066	9.97	to	9.94	1,117,319	0.00%	-0.25%	to	-0.56%	****
AC VP Inc - AC VP Value Fund: Class I (ACVV)
2018	0.45%	to	2.45%	1,033,715	11.08	to	10.28	11,028,127	1.53%	-9.56%	to	-11.39%
2017	0.45%	to	2.50%	1,589,424	12.25	to	11.59	18,927,420	1.59%	8.26%	to	6.04%
2016	0.45%	to	2.50%	2,147,337	11.31	to	10.93	23,859,220	1.79%	19.94%	to	17.48%
2015	0.45%	to	2.50%	1,652,567	9.43	to	9.30	15,492,064	1.57%	-5.69%	to	-6.99%	****
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2018	0.45%	to	2.45%	438,172	13.13	to	11.70	5,469,555	0.02%	-11.21%	to	-13.00%
2017	0.45%	to	2.45%	353,136	14.79	to	13.45	5,000,982	0.40%	25.06%	to	22.56%
2016	0.45%	to	2.50%	275,505	11.82	to	10.96	3,140,585	0.11%	1.39%	to	-0.69%
2015	0.45%	to	2.45%	255,289	11.66	to	11.05	2,897,476	0.00%	-0.47%	to	-2.47%
2014	0.45%	to	2.45%	147,152	11.72	to	11.33	1,692,177	0.07%	1.42%	to	-0.61%
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
2018	0.85%	to	1.65%	660,568	10.27	to	9.99	6,720,033	1.79%	-14.15%	to	-14.85%
2017	0.85%	to	1.65%	354,380	11.97	to	11.73	4,207,780	1.76%	30.78%	to	29.73%
2016	0.85%	to	1.65%	127,026	9.15	to	9.04	1,157,757	2.05%	2.34%	to	1.52%
2015	1.00%	to	1.55%	25,800	8.93	to	8.91	230,426	1.45%	-10.66%	to	-10.89%	****
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2018	0.85%	to	1.65%	1,673,355	11.79	to	11.46	19,555,740	2.21%	-9.70%	to	-10.43%
2017	0.85%	to	1.65%	951,787	13.06	to	12.80	12,347,413	2.26%	15.71%	to	14.78%
2016	0.85%	to	1.65%	559,287	11.28	to	11.15	6,285,503	3.09%	17.49%	to	16.55%
2015	1.00%	to	1.65%	105,055	9.60	to	9.57	1,007,580	2.61%	-4.02%	to	-4.32%	****
AFIS(R) - New World Fund: Class 4 (AMVNW4)
2018	0.85%	to	1.65%	881,581	10.53	to	10.24	9,216,329	0.86%	-14.98%	to	-15.67%
2017	0.85%	to	1.65%	331,584	12.38	to	12.14	4,078,377	1.08%	27.97%	to	26.94%
2016	0.85%	to	1.65%	128,536	9.68	to	9.56	1,238,822	1.11%	4.15%	to	3.31%
2015	1.00%	to	1.65%	19,342	9.28	to	9.26	179,408	0.41%	-7.15%	to	-7.44%	****
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2018	0.45%	to	2.40%	1,408,732	10.30	to	9.49	14,038,961	2.73%	-7.67%	to	-9.49%
2017	0.45%	to	2.40%	1,066,106	11.16	to	10.49	11,572,472	2.61%	12.14%	to	9.95%
2016	0.45%	to	2.50%	774,341	9.95	to	9.52	7,548,638	3.17%	3.32%	to	1.20%
2015	0.45%	to	2.15%	381,441	9.63	to	9.45	3,629,367	2.89%	-2.23%	to	-3.90%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
2018	0.85%	to	1.65%	817,280	$10.69	to	10.39	$8,639,549	5.14%	-3.72%	to	-4.50%
2017	0.85%	to	1.65%	835,402	11.11	to	10.88	9,214,718	4.82%	6.17%	to	5.32%
2016	1.00%	to	1.65%	608,034	10.44	to	10.33	6,337,471	5.14%	11.69%	to	10.96%
2015	1.00%	to	1.35%	42,539	9.34	to	9.33	397,214	1.72%	-6.56%	to	-6.73%	****
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
2018	0.45%	to	2.10%	324,033	10.09	to	9.65	3,201,616	2.42%	-1.17%	to	-2.82%
2017	0.45%	to	2.10%	210,802	10.21	to	9.93	2,120,898	2.19%	2.74%	to	1.04%
2016	0.45%	to	1.80%	57,049	9.93	to	9.85	563,358	0.93%	-0.66%	to	-1.55%	****
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
2018	0.45%	to	2.45%	548,146	11.97	to	11.34	6,415,839	1.76%	-7.83%	to	-9.70%
2017	0.45%	to	2.45%	520,013	12.99	to	12.56	6,657,428	1.72%	15.97%	to	13.65%
2016	0.45%	to	2.45%	235,495	11.20	to	11.05	2,621,653	1.38%	12.01%	to	10.52%	****
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
2018	0.45%	to	2.45%	1,980,641	13.75	to	11.53	25,018,243	0.82%	-8.00%	to	-9.86%
2017	0.45%	to	2.45%	2,218,348	14.94	to	12.79	30,721,011	1.29%	13.20%	to	10.93%
2016	0.45%	to	2.45%	2,311,445	13.20	to	11.53	28,513,844	1.19%	3.34%	to	1.27%
2015	0.45%	to	2.35%	2,548,870	12.78	to	11.46	30,683,389	1.08%	-1.45%	to	-3.33%
2014	0.45%	to	2.45%	2,368,131	12.96	to	11.79	29,246,367	2.43%	1.47%	to	-0.57%
BR VSF Inc - BR iShares(R) Dynamic Allocation VI Fund: Class III (BRVDA3)
2018	0.45%	to	2.10%	81,180	10.83	to	10.11	851,138	0.76%	-5.61%	to	-7.18%
2017	0.45%	to	2.10%	84,130	11.48	to	10.89	941,443	1.96%	14.21%	to	12.32%
2016	0.45%	to	1.95%	62,139	10.05	to	9.73	612,405	2.06%	5.68%	to	4.10%
2015	0.45%	to	1.95%	53,940	9.51	to	9.35	508,135	3.96%	-4.42%	to	-5.86%
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
2018	0.45%	to	1.95%	107,436	9.81	to	9.57	1,038,893	6.82%	-4.43%	to	-5.88%
2017	0.85%	to	1.95%	51,790	10.24	to	10.16	529,033	3.26%	2.38%	to	1.63%	****
CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
2018	0.45%	to	2.10%	309,084	9.34	to	9.09	2,851,632	0.00%	-8.17%	to	-9.70%
2017	0.45%	to	1.85%	145,404	10.17	to	10.08	1,471,759	0.07%	1.73%	to	0.78%	****
CS Trust - Commodity Return SP (CSCRS)
2018	0.45%	to	2.35%	101,186	5.51	to	4.66	516,632	2.56%	-12.06%	to	-13.75%
2017	0.45%	to	2.10%	132,501	6.26	to	5.51	777,238	7.97%	1.06%	to	-0.61%
2016	0.45%	to	2.10%	125,124	6.19	to	5.54	732,990	0.00%	11.52%	to	9.67%
2015	0.45%	to	2.15%	86,189	5.55	to	5.04	455,552	0.00%	-25.43%	to	-26.71%
2014	0.45%	to	2.15%	72,108	7.45	to	6.87	513,524	0.00%	-17.38%	to	-18.80%
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.85%	to	1.65%	352,074	10.86	to	10.55	3,781,463	0.54%	-17.65%	to	-18.32%
2017	0.85%	to	1.65%	209,290	13.18	to	12.92	2,737,070	0.61%	10.81%	to	9.92%
2016	0.85%	to	1.65%	92,656	11.90	to	11.76	1,096,723	0.45%	29.97%	to	28.93%
2015	1.00%	to	1.65%	25,034	9.15	to	9.12	228,790	0.00%	-8.53%	to	-8.81%	****
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
2018	0.45%	to	2.50%	1,706,626	10.71	to	9.92	17,681,045	3.81%	-0.54%	to	-2.60%
2017	0.45%	to	2.50%	1,064,001	10.76	to	10.18	11,165,012	3.27%	2.98%	to	0.86%
2016	0.45%	to	2.50%	816,617	10.45	to	10.10	8,406,005	3.39%	8.46%	to	6.23%
2015	0.45%	to	2.45%	214,276	9.64	to	9.51	2,051,353	1.94%	-3.63%	to	-4.94%	****
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	1.30%			299	17.70			5,293	3.04%	-1.89%
2017	1.30%			300	18.04			5,413	3.23%	2.69%
2016	1.30%			300	17.57			5,271	3.54%	2.48%
2015	1.30%			300	17.15			5,144	3.75%	-1.54%
2014	1.30%			301	17.41			5,241	3.71%	2.44%
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC 2 (FC2)
2018	0.95%	to	1.60%	474,009	12.80	to	11.26	5,392,495	0.43%	-7.91%	to	-8.14%
2017	0.95%	to	1.60%	525,400	13.90	to	12.26	6,488,907	0.76%	19.98%	to	19.65%
2016	0.95%	to	1.60%	595,707	11.59	to	10.25	6,132,562	0.58%	6.22%	to	6.01%
2015	0.95%	to	1.60%	704,451	10.91	to	9.67	6,822,487	0.77%	-3.19%	to	-3.34%	****
FID VIPs Fund - VIP Asset Manager Portfolio: SC 2 (FAM2)
2018	0.45%	to	1.95%	35,392	13.36	to	11.89	442,453	1.22%	-6.04%	to	-7.47%
2017	0.45%	to	2.00%	38,626	14.22	to	12.81	517,922	1.58%	13.23%	to	11.47%
2016	0.45%	to	2.00%	46,733	12.56	to	11.49	555,189	0.74%	2.38%	to	0.79%
2015	0.45%	to	2.45%	129,762	12.27	to	11.16	1,512,698	1.31%	-0.51%	to	-2.51%
2014	0.45%	to	2.45%	155,125	12.33	to	11.45	1,844,933	1.27%	5.06%	to	2.95%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
2018	0.45%	to	2.35%	1,701,806	$11.54	to	10.96	$18,857,303	1.51%	-4.87%	to	-6.70%
2017	0.45%	to	2.20%	895,955	12.13	to	11.78	10,533,134	1.61%	15.59%	to	13.57%
2016	1.00%	to	2.20%	405,804	10.26	to	10.37	4,158,481	2.50%	5.91%	to	3.72%	****
2015	1.00%	to	1.35%	23,700	9.69	to	9.67	229,553	2.14%	-3.11%	to	-3.27%	****
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
2018	0.45%	to	2.50%	877,571	11.17	to	10.34	9,437,794	2.06%	-8.95%	to	-10.84%
2017	0.45%	to	2.50%	943,635	12.26	to	11.60	11,262,432	1.30%	12.14%	to	9.84%
2016	0.45%	to	2.50%	1,313,407	10.94	to	10.56	14,113,445	2.21%	17.18%	to	14.78%
2015	0.45%	to	2.50%	1,281,852	9.33	to	9.20	11,889,520	2.78%	-6.68%	to	-7.97%	****
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
2018	0.45%	to	2.35%	581,341	11.89	to	11.29	6,759,689	0.18%	-9.60%	to	-11.34%
2017	0.45%	to	2.15%	545,942	13.15	to	12.78	7,075,353	1.26%	16.09%	to	14.11%
2016	0.45%	to	2.15%	300,528	11.33	to	11.20	3,382,186	3.99%	13.26%	to	11.98%	****
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
2018	0.45%	to	2.50%	3,389,539	13.75	to	12.74	45,139,764	0.05%	-0.88%	to	-2.94%
2017	0.45%	to	2.50%	4,287,653	13.88	to	13.13	57,890,751	0.08%	34.21%	to	31.46%
2016	0.45%	to	2.50%	3,666,543	10.34	to	9.99	37,249,353	0.00%	0.10%	to	-1.96%
2015	0.45%	to	2.50%	4,519,108	10.33	to	10.19	46,393,370	0.06%	3.29%	to	1.86%	****
FID VIPs Fund - VIP High Income Portfolio: SC 2 (FHI2)
2018	0.45%	to	2.50%	238,786	10.64	to	9.86	2,447,927	3.73%	-4.06%	to	-6.05%
2017	0.45%	to	2.50%	502,854	11.09	to	10.49	5,454,513	3.64%	6.43%	to	4.25%
2016	0.45%	to	2.50%	877,393	10.42	to	10.06	9,055,287	7.79%	13.66%	to	11.32%
2015	0.45%	to	2.50%	437,803	9.17	to	9.04	3,984,150	5.70%	-8.34%	to	-9.61%	****
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
2018	0.45%	to	1.90%	637,609	10.26	to	9.86	6,410,189	2.62%	-1.24%	to	-2.68%
2017	0.45%	to	1.90%	452,149	10.39	to	10.14	4,637,941	2.69%	3.53%	to	2.02%
2016	0.45%	to	1.90%	215,943	10.03	to	9.94	2,154,165	0.60%	0.32%	to	-0.65%	****
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
2018	0.45%	to	1.85%	356,056	9.55	to	9.33	3,658,709	2.96%	-6.88%	to	-8.20%
2017	0.85%	to	1.85%	272,613	11.23	to	10.16	3,034,761	1.75%	2.89%	to	1.62%	****
2016	0.85%	to	1.65%	148,880	10.91	to	10.78	1,617,819	2.02%	4.57%	to	3.73%
2015	1.00%	to	1.65%	29,685	10.43	to	10.40	309,371	3.27%	4.28%	to	3.96%	****
FID VIPs Fund - VIP Strategic Income Portfolio: SC 2 (FVSIS2)
2018	0.45%	to	2.45%	1,046,245	10.76	to	9.89	10,832,924	3.36%	-3.26%	to	-5.22%
2017	0.45%	to	2.35%	1,071,626	11.12	to	10.47	11,559,537	3.76%	7.06%	to	5.03%
2016	0.45%	to	2.20%	887,744	10.39	to	10.00	9,039,903	6.25%	7.53%	to	5.65%
2015	0.45%	to	2.00%	225,260	9.66	to	9.49	2,151,273	4.66%	-2.38%	to	-3.90%
FID VIPs - EM Portfolio: SC 2 (FEMS2)
2018	1.00%	to	1.90%	36,396	8.26	to	8.21	299,780	1.01%	-17.38%	to	-17.89%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018	0.45%	to	2.50%	1,519,867	12.07	to	10.73	17,331,385	4.81%	-4.74%	to	-6.71%
2017	0.45%	to	2.50%	1,547,679	12.67	to	11.50	18,677,157	4.36%	9.18%	to	6.94%
2016	0.45%	to	2.50%	1,307,754	11.61	to	10.76	14,570,222	4.84%	13.51%	to	11.18%
2015	0.45%	to	2.50%	1,181,994	10.23	to	9.67	11,714,749	4.62%	-7.47%	to	-9.38%
2014	0.45%	to	2.50%	1,200,924	11.05	to	10.68	13,052,206	5.42%	4.15%	to	2.00%
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2018	0.45%	to	2.40%	578,609	12.38	to	11.06	6,796,957	2.33%	-11.62%	to	-13.36%
2017	0.45%	to	2.40%	634,363	14.01	to	12.77	8,479,159	1.81%	8.11%	to	6.00%
2016	0.45%	to	2.15%	496,721	12.95	to	12.16	6,200,340	1.68%	11.67%	to	9.77%
2015	0.45%	to	2.20%	473,617	11.60	to	11.06	5,339,249	3.02%	-4.08%	to	-5.77%
2014	0.45%	to	2.45%	336,122	12.09	to	11.69	3,991,939	2.36%	5.23%	to	3.12%
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.45%	to	2.35%	1,881,017	9.98	to	9.30	18,262,242	0.00%	1.48%	to	-0.47%
2017	0.45%	to	2.20%	1,476,886	9.84	to	9.38	14,231,210	0.00%	1.47%	to	-0.31%
2016	0.45%	to	2.15%	901,438	9.70	to	9.42	8,621,570	0.00%	2.48%	to	0.73%
2015	0.45%	to	2.15%	342,398	9.46	to	9.35	3,218,445	1.18%	-5.38%	to	-6.47%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018	0.45%	to	2.20%	248,319	15.69	to	13.46	3,642,236	3.01%	-10.06%	to	-11.65%
2017	0.45%	to	2.20%	264,369	17.45	to	15.23	4,339,503	2.75%	11.48%	to	9.52%
2016	0.45%	to	2.20%	252,098	15.65	to	13.91	3,737,817	3.80%	12.67%	to	10.70%
2015	0.45%	to	2.20%	294,082	13.89	to	12.56	3,890,937	2.89%	-6.63%	to	-8.28%
2014	0.45%	to	2.45%	435,151	14.88	to	13.53	6,223,331	2.81%	2.39%	to	0.33%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
JPM IT - JPM IT Global Allocation Portfolio: Class 2 (JPIGA2)
2018	0.85%	to	1.65%	159,663	$10.73	to	10.44	$1,692,871	0.00%	-7.11%	to	-7.87%
2017	0.85%	to	1.65%	91,508	11.56	to	11.33	1,048,851	1.31%	15.86%	to	14.92%
2016	0.85%	to	1.55%	74,694	9.97	to	9.87	741,880	5.50%	4.94%	to	4.20%
2015	1.35%	to	1.55%	8,101	9.48	to	9.47	76,802	1.48%	-5.18%	to	-5.27%	****
JPM IT - JPM IT Income Builder Portfolio: Class 2 (JPIIB2)
2018	0.85%	to	1.65%	80,274	10.64	to	10.34	843,968	0.00%	-5.73%	to	-6.49%
2017	1.00%	to	1.35%	47,073	11.24	to	11.15	525,849	4.13%	10.59%	to	10.20%
2016	1.00%	to	1.35%	35,656	10.17	to	10.11	361,120	9.41%	5.14%	to	4.77%
2015	1.00%			1,055	9.67			10,201	0.00%	-3.31%****
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2018	0.85%	to	1.65%	618,182	11.90	to	11.57	7,263,851	1.78%	-0.43%	to	-1.23%
2017	0.85%	to	1.65%	426,456	11.95	to	11.71	5,055,302	1.54%	17.13%	to	16.19%
2016	1.00%	to	1.65%	200,293	10.18	to	10.08	2,032,372	2.42%	3.28%	to	2.61%
2015	1.00%	to	1.55%	9,305	9.86	to	9.83	91,645	0.59%	-1.44%	to	-1.70%	****
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2018	0.85%	to	1.65%	551,182	13.36	to	12.99	7,292,331	0.12%	-1.51%	to	-2.31%
2017	0.85%	to	1.65%	386,442	13.57	to	13.30	5,205,967	0.55%	26.01%	to	25.00%
2016	0.85%	to	1.65%	218,334	10.77	to	10.64	2,341,082	0.74%	11.15%	to	10.26%
2015	1.00%	to	1.65%	80,168	9.68	to	9.65	775,544	0.31%	-3.20%	to	-3.49%	****
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2018	0.85%	to	1.65%	405,797	10.12	to	9.84	4,063,796	2.75%	-2.13%	to	-2.92%
2017	0.85%	to	1.65%	379,665	10.34	to	10.14	3,893,991	2.66%	2.48%	to	1.65%
2016	0.85%	to	1.65%	308,197	10.09	to	9.97	3,094,461	2.90%	1.36%	to	0.54%
2015	1.00%	to	1.65%	68,097	9.95	to	9.92	676,857	1.05%	-0.52%	to	-0.83%	****
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.85%	to	1.65%	514,740	16.33	to	15.88	8,312,926	1.05%	0.05%	to	-0.77%
2017	0.85%	to	1.65%	274,974	16.32	to	16.00	4,453,103	0.43%	43.69%	to	42.53%
2016	0.85%	to	1.65%	131,313	11.36	to	11.23	1,484,828	0.08%	12.89%	to	11.98%
2015	1.00%	to	1.65%	26,006	10.06	to	10.03	261,332	0.00%	0.57%	to	0.26%	****
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2018	0.45%	to	2.45%	1,707,119	9.28	to	8.27	15,079,857	2.18%	-18.92%	to	-20.56%
2017	0.45%	to	2.50%	1,365,738	11.44	to	10.39	14,984,496	1.94%	27.25%	to	24.64%
2016	0.45%	to	2.50%	1,022,688	8.99	to	8.33	8,883,121	1.34%	20.24%	to	17.77%
2015	0.45%	to	2.35%	511,206	7.48	to	7.10	3,720,343	1.44%	-20.42%	to	-21.94%
2014	0.45%	to	2.35%	420,710	9.40	to	9.10	3,890,330	3.06%	-5.07%	to	-6.88%
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2018	0.45%	to	2.15%	435,433	10.22	to	9.76	4,452,922	3.57%	-1.47%	to	-3.17%
2017	0.45%	to	2.15%	359,520	10.37	to	10.08	3,759,228	3.05%	3.40%	to	1.64%
2016	0.45%	to	2.15%	236,073	10.03	to	9.92	2,396,849	3.86%	0.31%	to	-0.83%
2015	1.00%	to	1.65%	45,344	9.91	to	9.88	449,138	5.68%	-0.89%	to	-1.19%	****
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
2018	0.85%	to	1.65%	659,392	10.31	to	10.02	6,733,687	4.13%	0.29%	to	-0.53%
2017	0.85%	to	1.65%	511,301	10.28	to	10.08	5,220,955	3.74%	1.32%	to	0.51%
2016	0.85%	to	1.35%	361,756	10.15	to	10.07	3,655,324	4.91%	2.59%	to	2.08%
2015	0.85%	to	1.35%	63,112	9.89	to	9.87	623,548	4.12%	-1.10%	to	-1.33%	****
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2018	0.45%	to	2.10%	256,424	11.84	to	11.33	2,974,350	1.32%	-3.03%	to	-4.65%
2017	0.45%	to	2.10%	180,730	12.21	to	11.88	2,179,055	1.42%	11.10%	to	9.27%
2016	0.85%	to	1.95%	70,314	10.96	to	10.88	769,389	1.06%	9.65%	to	8.84%	****
MFS(R) VIT III - MFS Mid Cap Value Portfolio: SC (MV3MVS)
2018	0.85%	to	1.65%	317,050	10.56	to	10.27	3,311,729	0.74%	-12.37%	to	-13.08%
2017	0.85%	to	1.65%	202,203	12.06	to	11.82	2,418,880	1.15%	12.45%	to	11.54%
2016	0.85%	to	1.65%	107,689	10.72	to	10.59	1,149,406	0.75%	14.78%	to	13.86%
2015	1.00%	to	1.30%	25,909	9.33	to	9.32	241,672	0.13%	-6.66%	to	-6.80%	****
MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)
2018	0.85%	to	1.65%	206,082	11.21	to	10.90	2,287,924	1.15%	-8.78%	to	-9.52%
2017	0.85%	to	1.65%	169,998	12.29	to	12.05	2,075,832	1.35%	19.45%	to	18.49%
2016	0.85%	to	1.55%	154,555	10.29	to	10.18	1,584,262	1.46%	7.26%	to	6.50%
2015	1.00%	to	1.55%	40,006	9.59	to	9.56	383,160	0.00%	-4.15%	to	-4.40%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT II - MFS Global Tactical Allocation Portfolio: SC (MVGTAS)
2018	0.45%	to	2.45%	153,383	$12.41	to	10.62	$1,766,934	0.48%	-5.23%	to	-7.15%
2017	0.45%	to	2.45%	216,134	13.10	to	11.44	2,647,545	2.81%	10.09%	to	7.88%
2016	0.45%	to	2.45%	251,334	11.90	to	10.60	2,817,254	0.00%	5.51%	to	3.39%
2015	0.45%	to	2.20%	226,821	11.28	to	10.38	2,428,074	4.94%	-2.93%	to	-4.64%
2014	0.45%	to	2.20%	230,786	11.62	to	10.88	2,575,329	2.96%	3.78%	to	1.95%
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
2018	0.85%	to	1.65%	167,177	10.55	to	10.26	1,745,985	0.92%	-0.05%	to	-0.86%
2017	0.85%	to	1.65%	139,076	10.55	to	10.35	1,455,825	4.26%	13.52%	to	12.61%
2016	0.85%	to	1.65%	91,233	9.30	to	9.19	844,273	4.90%	10.29%	to	9.41%
2015	1.00%	to	1.35%	18,111	8.42	to	8.41	152,399	0.00%	-15.76%	to	-15.90%	****
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.85%	to	1.65%	1,593,035	11.34	to	11.02	17,946,388	0.99%	-10.50%	to	-11.22%
2017	0.85%	to	1.65%	713,454	12.66	to	12.41	8,974,206	1.41%	25.74%	to	24.73%
2016	0.85%	to	1.65%	466,163	10.07	to	9.95	4,676,219	1.34%	2.96%	to	2.13%
2015	1.00%	to	1.55%	76,130	9.78	to	9.75	743,738	0.00%	-2.25%	to	-2.50%	****
The Merger Fund VL - The Merger Fund VL (MGRFV)
2018	0.45%	to	2.15%	389,618	11.12	to	10.18	4,146,216	0.66%	6.61%	to	4.78%
2017	0.45%	to	2.40%	364,743	10.43	to	9.62	3,671,054	0.00%	2.10%	to	0.11%
2016	0.45%	to	2.50%	322,387	10.22	to	9.57	3,201,135	0.86%	1.98%	to	-0.11%
2015	0.45%	to	2.45%	248,518	10.02	to	9.60	2,440,575	3.23%	-1.35%	to	-3.33%
2014	0.45%	to	2.45%	102,527	10.16	to	9.93	1,028,059	1.94%	0.92%	to	-1.11%
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
2018	0.45%	to	2.45%	548,936	10.76	to	9.78	5,681,914	3.02%	-8.31%	to	-10.16%
2017	0.45%	to	2.45%	592,022	11.73	to	10.89	6,725,481	2.02%	12.04%	to	9.80%
2016	0.45%	to	2.50%	446,629	10.47	to	9.91	4,562,295	2.22%	14.45%	to	12.10%
2015	0.45%	to	2.45%	257,517	9.15	to	8.84	2,319,723	1.72%	-14.27%	to	-16.00%
2014	0.45%	to	2.45%	159,377	10.67	to	10.53	1,688,966	0.00%	6.72%	to	5.28%	****
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
2018	0.45%	to	2.50%	929,384	12.38	to	10.56	10,788,011	5.66%	-7.46%	to	-9.38%
2017	0.45%	to	2.50%	836,569	13.38	to	11.65	10,549,686	5.29%	9.09%	to	6.85%
2016	0.45%	to	2.50%	642,260	12.27	to	10.90	7,457,620	5.46%	10.08%	to	7.82%
2015	0.45%	to	2.50%	496,196	11.14	to	10.11	5,257,235	5.24%	-1.62%	to	-3.65%
2014	0.45%	to	2.50%	314,954	11.33	to	10.49	3,414,099	5.48%	2.43%	to	0.32%
MS VIF Inc - Global Strategist Portfolio: Class II (MSVGT2)
2018	1.00%	to	2.10%	118,156	11.89	to	10.92	1,356,117	1.07%	-7.59%	to	-8.62%
2017	1.00%	to	2.15%	141,790	12.87	to	11.91	1,767,940	1.03%	14.81%	to	13.48%
2016	1.00%	to	2.10%	139,046	11.21	to	10.52	1,517,012	0.00%	4.44%	to	3.28%
2015	1.15%	to	2.10%	145,377	10.66	to	10.19	1,522,443	1.63%	-7.60%	to	-8.49%
2014	0.65%	to	2.10%	133,415	11.75	to	11.13	1,518,753	0.77%	1.33%	to	-0.15%
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
2018	0.45%	to	2.50%	1,249,254	12.57	to	10.71	14,728,171	3.16%	-8.62%	to	-10.51%
2017	0.45%	to	2.50%	1,081,412	13.75	to	11.97	14,022,593	2.38%	9.21%	to	6.97%
2016	0.45%	to	2.50%	942,836	12.59	to	11.19	11,248,409	1.36%	2.66%	to	0.55%
2015	0.45%	to	2.50%	666,394	12.26	to	11.13	7,773,755	2.18%	-1.86%	to	-3.88%
2014	0.45%	to	2.50%	541,529	12.50	to	11.58	6,508,503	0.77%	13.34%	to	11.01%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018	0.65%	to	1.85%	191,942	10.14	to	10.06	1,937,211	4.68%	1.39%	to	0.57%	****
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2018	0.45%	to	2.35%	2,330,143	10.43	to	9.63	23,532,110	2.71%	-0.82%	to	-2.72%
2017	0.45%	to	2.35%	2,234,188	10.51	to	9.90	22,847,993	2.86%	2.66%	to	0.70%
2016	0.45%	to	2.35%	1,551,608	10.24	to	9.83	15,569,058	2.17%	1.80%	to	-0.13%
2015	0.45%	to	2.35%	1,162,145	10.06	to	9.84	11,568,033	5.66%	-0.31%	to	-2.21%
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
2018	0.45%	to	2.20%	2,722,377	10.30	to	9.57	27,145,266	2.75%	-14.20%	to	-15.72%
2017	0.45%	to	2.50%	2,422,837	12.00	to	11.24	28,299,288	3.72%	24.32%	to	21.77%
2016	0.45%	to	2.50%	950,900	9.65	to	9.23	9,012,149	4.25%	0.47%	to	-1.59%
2015	0.45%	to	2.10%	361,849	9.61	to	9.42	3,435,888	2.82%	-1.40%	to	-3.04%
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
2018	0.85%	to	1.65%	273,095	12.22	to	11.88	3,314,050	1.11%	-3.41%	to	-4.19%
2017	0.85%	to	1.65%	192,241	12.65	to	12.40	2,416,690	1.23%	20.66%	to	19.69%
2016	1.00%	to	1.65%	105,135	10.46	to	10.36	1,097,580	1.49%	8.95%	to	8.23%
2015	1.00%	to	1.35%	97,786	9.60	to	9.58	938,145	2.66%	-4.02%	to	-4.18%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
2018	1.00%	to	1.65%	234,342	$11.35	to	11.09	$2,646,152	1.51%	-5.78%	to	-6.40%
2017	1.00%	to	1.65%	162,181	12.05	to	11.85	1,947,455	2.02%	16.38%	to	15.62%
2016	1.00%	to	1.30%	103,920	10.35	to	10.31	1,074,953	0.00%	7.46%	to	7.14%
2015	1.00%	to	1.30%	53,778	9.63	to	9.62	517,886	1.80%	-3.68%	to	-3.81%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
2018	0.85%	to	1.65%	224,110	11.01	to	10.71	2,441,479	1.27%	-10.24%	to	-10.97%
2017	0.85%	to	1.65%	254,148	12.27	to	12.03	3,093,670	1.79%	7.52%	to	6.65%
2016	0.85%	to	1.65%	150,830	11.41	to	11.28	1,712,798	3.46%	19.19%	to	18.23%
2015	1.00%	to	1.35%	29,431	9.57	to	9.55	281,305	2.25%	-4.34%	to	-4.50%	****
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018	0.45%	to	2.50%	4,337,164	16.49	to	14.06	66,739,569	1.19%	-5.41%	to	-7.37%
2017	0.45%	to	2.50%	3,953,360	17.43	to	15.17	64,677,155	1.17%	15.27%	to	12.91%
2016	0.45%	to	2.50%	2,870,103	15.12	to	13.44	41,030,662	1.98%	8.51%	to	6.28%
2015	0.45%	to	2.50%	2,248,551	13.93	to	12.64	29,796,785	1.43%	0.53%	to	-1.54%
2014	0.45%	to	2.50%	1,778,833	13.86	to	12.84	23,660,831	1.01%	4.52%	to	2.37%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018	0.85%	to	1.65%	581,454	10.23	to	9.95	5,896,110	2.75%	-1.92%	to	-2.71%
2017	0.85%	to	1.65%	374,678	10.43	to	10.23	3,878,724	1.34%	2.34%	to	1.51%
2016	0.85%	to	1.65%	237,886	10.19	to	10.07	2,413,672	3.42%	1.78%	to	0.96%
2015	1.00%	to	1.30%	13,798	10.01	to	9.99	137,950	0.00%	0.08%	to	-0.06%	****
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018	0.85%	to	1.65%	1,595,105	11.26	to	10.95	17,831,804	0.26%	-10.20%	to	-10.93%
2017	0.85%	to	1.65%	789,133	12.54	to	12.29	9,828,596	0.83%	29.86%	to	28.81%
2016	0.85%	to	1.65%	349,659	9.65	to	9.54	3,361,364	1.92%	-0.66%	to	-1.46%
2015	0.85%	to	1.65%	102,474	9.72	to	9.68	994,946	0.15%	-2.82%	to	-3.19%	****
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018	0.85%	to	1.65%	1,777,371	13.36	to	12.99	23,518,804	0.35%	-1.51%	to	-2.30%
2017	0.85%	to	1.65%	1,078,343	13.56	to	13.29	14,517,233	0.36%	26.71%	to	25.70%
2016	0.85%	to	1.55%	444,358	10.70	to	10.59	4,737,199	0.27%	8.14%	to	7.38%
2015	0.85%	to	1.55%	132,725	9.90	to	9.86	1,312,623	0.14%	-1.03%	to	-1.36%	****
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018	0.85%	to	1.65%	1,596,307	12.52	to	12.17	19,755,476	1.16%	-3.02%	to	-3.81%
2017	0.85%	to	1.65%	920,117	12.91	to	12.65	11,780,813	1.57%	20.89%	to	19.92%
2016	0.85%	to	1.65%	368,792	10.68	to	10.55	3,919,105	1.30%	10.15%	to	9.26%
2015	0.85%	to	1.65%	110,075	9.69	to	9.66	1,065,000	0.22%	-3.08%	to	-3.44%	****
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.85%	to	1.90%	274,586	10.99	to	10.45	2,966,833	3.77%	-3.83%	to	-4.85%
2017	0.85%	to	1.90%	315,001	11.43	to	10.99	3,545,289	5.18%	5.85%	to	4.73%
2016	0.45%	to	1.90%	279,127	10.91	to	10.49	2,977,063	4.74%	13.64%	to	11.99%
2015	0.45%	to	1.90%	255,096	9.60	to	9.37	2,415,733	4.92%	-3.05%	to	-4.46%
2014	0.45%	to	1.90%	338,008	9.90	to	9.80	3,331,555	3.65%	-0.97%	to	-1.96%	****
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.45%	to	2.50%	361,158	10.09	to	9.15	3,471,994	0.49%	-17.79%	to	-19.49%
2017	0.45%	to	2.50%	649,679	12.27	to	11.37	7,648,180	1.81%	40.87%	to	37.98%
2016	0.45%	to	2.50%	356,757	8.71	to	8.24	3,020,697	0.83%	7.23%	to	5.03%
2015	0.45%	to	2.50%	380,459	8.12	to	7.84	3,033,115	0.97%	-16.37%	to	-18.10%
2014	0.45%	to	2.50%	284,459	9.71	to	9.58	2,740,098	0.85%	-2.86%	to	-4.23%	****
NW VIT - NVIT EM Fund: Class II (GEM2)
2018	0.85%	to	1.65%	144,329	10.36	to	10.08	1,477,503	0.40%	-18.36%	to	-19.02%
2017	0.85%	to	1.65%	133,227	12.70	to	12.44	1,676,003	1.50%	40.02%	to	38.90%
2016	0.85%	to	1.35%	19,341	9.07	to	9.00	174,949	1.00%	6.57%	to	6.03%
2015	1.00%	to	1.30%	12,717	8.50	to	8.49	108,102	0.00%	-14.98%	to	-15.10%	****
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
2018	0.85%	to	1.65%	217,899	9.73	to	9.46	2,096,515	2.10%	-15.53%	to	-16.22%
2017	1.00%	to	1.65%	114,103	11.48	to	11.29	1,302,994	2.02%	25.81%	to	24.98%
2016	1.00%	to	1.35%	36,909	9.12	to	9.08	335,814	3.48%	-0.37%	to	-0.72%
2015	1.00%			688	9.16			6,300	0.29%			-8.42%	****
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2018	0.65%	to	2.10%	240,496	12.94	to	12.44	3,060,458	0.45%	-5.63%	to	-7.01%
2017	1.00%	to	2.10%	222,396	13.63	to	13.38	3,014,040	0.74%	23.52%	to	22.15%
2016	1.00%	to	1.45%	18,479	11.03	to	11.00	203,468	0.91%	10.33%	to	9.99%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
2018	1.00%	to	1.55%	90,296	$11.57	to	11.34	$1,041,698	0.66%	-6.82%	to	-7.34%
2017	1.00%	to	1.55%	65,533	12.41	to	12.24	812,227	0.83%	17.18%	to	16.53%
2016	1.00%	to	1.35%	23,129	10.59	to	10.54	244,488	1.17%	9.01%	to	8.63%
2015	1.00%	to	1.30%	8,905	9.72	to	9.70	86,469	1.29%	-2.83%	to	-2.97%	****
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2018	0.45%	to	2.10%	526,973	17.45	to	15.10	8,441,507	1.71%	-11.15%	to	-12.63%
2017	0.45%	to	2.10%	524,032	19.64	to	17.28	9,540,347	1.22%	19.26%	to	17.29%
2016	0.45%	to	2.10%	535,941	16.47	to	14.74	8,224,948	2.30%	7.88%	to	6.09%
2015	0.45%	to	2.10%	622,297	15.27	to	13.89	8,948,245	2.89%	-2.20%	to	-3.82%
2014	0.45%	to	2.10%	277,822	15.61	to	14.44	4,131,688	2.08%	4.03%	to	2.30%
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2018	0.45%	to	2.50%	872,271	14.68	to	12.26	11,753,042	2.24%	-6.66%	to	-8.59%
2017	0.45%	to	2.50%	926,263	15.73	to	13.41	13,513,238	1.81%	11.55%	to	9.26%
2016	0.45%	to	2.50%	1,046,807	14.10	to	12.28	13,812,717	2.61%	5.63%	to	3.46%
2015	0.45%	to	2.50%	1,035,762	13.35	to	11.86	13,079,416	2.67%	-1.50%	to	-3.53%
2014	0.45%	to	2.50%	1,645,659	13.55	to	12.30	21,415,970	3.86%	3.83%	to	1.69%
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
2018	0.85%	to	2.50%	1,008,553	15.56	to	13.46	14,788,887	2.10%	-8.94%	to	-10.47%
2017	0.85%	to	2.50%	972,537	17.09	to	15.03	15,705,564	1.68%	14.82%	to	12.92%
2016	0.85%	to	2.50%	1,016,035	14.89	to	13.31	14,367,053	2.74%	6.41%	to	4.65%
2015	0.45%	to	2.50%	1,056,215	14.31	to	12.72	14,137,039	3.02%	-1.77%	to	-3.80%
2014	0.45%	to	2.55%	1,031,275	14.57	to	13.19	14,226,928	3.11%	4.23%	to	2.03%
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2018	0.85%	to	2.30%	1,020,336	12.25	to	10.79	11,722,445	2.15%	-3.44%	to	-4.86%
2017	0.45%	to	2.30%	1,150,132	13.09	to	11.34	13,779,403	2.00%	5.88%	to	3.92%
2016	0.45%	to	2.30%	1,259,124	12.36	to	10.91	14,383,344	2.53%	4.14%	to	2.21%
2015	0.45%	to	2.30%	1,195,585	11.87	to	10.67	13,210,388	1.82%	-1.18%	to	-3.02%
2014	0.45%	to	2.30%	1,390,229	12.01	to	11.01	15,754,070	3.01%	2.87%	to	0.96%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2018	0.45%	to	2.50%	1,497,286	15.44	to	12.89	21,102,657	1.99%	-7.51%	to	-9.42%
2017	0.45%	to	2.50%	1,700,995	16.69	to	14.23	26,126,415	1.60%	13.46%	to	11.13%
2016	0.45%	to	2.50%	2,370,957	14.71	to	12.81	32,416,486	2.63%	6.26%	to	4.08%
2015	0.45%	to	2.50%	2,737,046	13.84	to	12.30	35,598,436	3.16%	-1.51%	to	-3.54%
2014	0.45%	to	2.50%	2,108,083	14.05	to	12.75	28,147,988	2.54%	4.10%	to	1.96%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2018	0.45%	to	2.20%	419,024	16.61	to	14.25	6,393,840	1.54%	-9.91%	to	-11.51%
2017	0.45%	to	2.50%	676,199	18.44	to	15.73	11,557,440	1.39%	17.54%	to	15.13%
2016	0.45%	to	2.50%	806,643	15.69	to	13.66	11,809,323	2.38%	7.11%	to	4.91%
2015	0.45%	to	2.50%	1,230,141	14.65	to	13.02	16,972,583	4.95%	-1.95%	to	-3.97%
2014	0.45%	to	2.50%	290,550	14.94	to	13.56	4,143,500	1.78%	4.09%	to	1.95%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2018	0.45%	to	2.50%	502,897	14.08	to	11.76	6,438,294	2.07%	-5.19%	to	-7.16%
2017	0.45%	to	2.50%	687,470	14.85	to	12.66	9,357,076	2.01%	9.39%	to	7.15%
2016	0.45%	to	2.50%	646,126	13.58	to	11.82	8,133,921	2.64%	5.52%	to	3.36%
2015	0.45%	to	2.85%	644,930	12.87	to	11.21	7,758,763	1.88%	-1.51%	to	-3.89%
2014	0.45%	to	2.85%	1,262,452	13.06	to	11.66	15,623,836	3.95%	3.61%	to	1.12%
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
2018	1.00%	to	1.65%	289,095	10.40	to	10.16	2,987,391	3.20%	-1.69%	to	-2.34%
2017	0.85%	to	1.65%	256,980	10.62	to	10.41	2,708,853	3.14%	3.30%	to	2.47%
2016	1.00%	to	1.65%	199,123	10.26	to	10.16	2,037,269	4.23%	3.96%	to	3.28%
2015	1.00%	to	1.35%	24,355	9.87	to	9.85	240,194	6.05%	-1.35%	to	-1.51%	****
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2018	0.45%	to	2.20%	402,069	11.57	to	10.10	4,319,966	2.44%	-1.90%	to	-3.63%
2017	0.45%	to	2.40%	518,627	11.79	to	10.34	5,705,067	1.90%	3.30%	to	1.28%
2016	0.45%	to	2.50%	870,990	11.41	to	10.15	9,334,860	2.40%	2.87%	to	0.76%
2015	0.45%	to	2.45%	855,161	11.10	to	10.09	9,008,769	1.51%	-0.96%	to	-2.95%
2014	0.45%	to	2.45%	1,143,294	11.20	to	10.40	12,303,527	3.39%	4.41%	to	2.31%
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.45%	to	2.10%	134,325	14.58	to	13.48	1,876,142	1.16%	-0.46%	to	-2.11%
2017	0.45%	to	2.30%	277,662	14.65	to	13.67	3,908,621	1.11%	19.98%	to	17.76%
2016	0.45%	to	2.30%	172,307	12.21	to	11.61	2,046,898	1.12%	10.89%	to	8.83%
2015	0.45%	to	2.50%	384,754	11.01	to	10.63	4,178,786	1.32%	0.48%	to	-1.59%
2014	0.45%	to	2.30%	293,951	10.96	to	10.82	3,208,499	0.87%	9.56%	to	8.16%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT NW Fund: Class II (TRF2)
2018	1.00%	to	1.65%	32,053	$12.35	to	12.07	$394,913	0.84%	-1.28%	to	-1.93%
2017	1.00%	to	1.65%	29,423	12.51	to	12.31	367,583	0.74%	19.05%	to	18.27%
2016	1.00%	to	1.65%	44,266	10.51	to	10.41	464,063	2.38%	10.05%	to	9.33%
2015	1.00%	to	1.65%	6,055	9.55	to	9.52	57,738	1.30%	-4.53%	to	-4.83%	****
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.45%	to	2.50%	543,182	10.31	to	9.35	5,349,870	2.03%	-0.50%	to	-2.56%
2017	0.45%	to	2.50%	675,408	10.36	to	9.60	6,751,367	1.86%	1.63%	to	-0.46%
2016	0.45%	to	2.50%	1,042,731	10.20	to	9.64	10,343,716	1.39%	0.29%	to	-1.77%
2015	0.45%	to	2.50%	1,038,287	10.17	to	9.82	10,374,812	2.08%	-0.56%	to	-2.61%
2014	0.45%	to	2.50%	651,310	10.23	to	10.08	6,606,686	1.06%	2.26%	to	0.81%	****
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)
2018	0.85%	to	1.65%	430,565	9.93	to	9.66	4,234,467	3.88%	-1.10%	to	-1.91%
2017	1.00%	to	1.65%	120,964	10.01	to	9.85	1,202,942	2.06%	0.82%	to	0.16%
2016	1.00%	to	1.35%	77,350	9.93	to	9.88	765,343	2.44%	-0.52%	to	-0.87%
2015	1.00%	to	1.35%	18,436	9.98	to	9.96	183,854	2.63%	-0.21%	to	-0.37%	****
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.45%	to	2.45%	546,062	11.97	to	10.88	6,229,053	1.49%	-9.27%	to	-11.10%
2017	0.45%	to	2.45%	553,230	13.19	to	12.24	7,028,836	1.75%	17.90%	to	15.54%
2016	0.45%	to	2.45%	466,597	11.19	to	10.59	5,082,699	1.48%	8.98%	to	6.79%
2015	0.45%	to	2.10%	528,278	10.26	to	9.98	5,332,573	1.32%	-1.44%	to	-3.08%
2014	0.45%	to	2.50%	628,850	10.41	to	10.27	6,502,909	1.48%	4.14%	to	2.67%	****
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	0.45%	to	2.30%	646,794	11.37	to	10.41	7,063,930	1.96%	-5.28%	to	-7.05%
2017	0.45%	to	2.30%	601,345	12.00	to	11.20	6,983,659	2.03%	10.63%	to	8.58%
2016	0.45%	to	2.15%	498,988	10.85	to	10.36	5,285,310	2.19%	5.83%	to	4.02%
2015	0.45%	to	2.30%	346,219	10.25	to	9.93	3,493,108	1.30%	-0.62%	to	-2.47%
2014	0.45%	to	2.30%	199,407	10.32	to	10.19	2,044,443	1.75%	3.17%	to	1.85%	****
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	0.45%	to	2.30%	1,314,482	11.75	to	10.76	14,838,095	2.29%	-6.89%	to	-8.63%
2017	0.45%	to	2.30%	789,291	12.62	to	11.78	9,588,941	2.23%	14.29%	to	12.18%
2016	0.45%	to	2.30%	410,422	11.04	to	10.50	4,400,063	1.94%	7.26%	to	5.27%
2015	1.00%	to	2.30%	357,957	10.20	to	9.97	3,616,429	1.37%	-1.53%	to	-2.82%
2014	0.45%	to	2.50%	411,780	10.39	to	10.25	4,252,319	2.93%	3.94%	to	2.47%	****
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.45%	to	2.50%	1,508,728	10.89	to	9.88	15,766,803	2.09%	-2.25%	to	-4.27%
2017	0.45%	to	2.50%	1,415,301	11.14	to	10.32	15,217,663	1.98%	5.21%	to	3.05%
2016	0.45%	to	2.50%	1,352,080	10.59	to	10.01	13,922,775	2.16%	3.80%	to	1.66%
2015	0.45%	to	2.50%	1,096,796	10.20	to	9.85	10,989,145	1.57%	-0.19%	to	-2.24%
2014	0.45%	to	2.50%	978,369	10.22	to	10.08	9,933,726	1.56%	2.21%	to	0.76%	****
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.45%	to	2.50%	5,265,537	11.60	to	10.52	58,768,178	1.88%	-6.11%	to	-8.05%
2017	0.45%	to	2.50%	5,176,800	12.35	to	11.44	61,951,035	1.92%	12.42%	to	10.11%
2016	0.45%	to	2.50%	3,963,445	10.99	to	10.39	42,502,601	2.06%	6.66%	to	4.47%
2015	0.45%	to	2.50%	3,723,008	10.30	to	9.95	37,775,766	2.54%	-0.78%	to	-2.83%
2014	0.45%	to	2.50%	1,768,302	10.38	to	10.23	18,278,859	1.53%	3.82%	to	2.35%	****
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.45%	to	2.45%	1,972,351	11.83	to	10.75	22,466,275	1.80%	-8.14%	to	-10.00%
2017	0.45%	to	2.45%	1,644,988	12.87	to	11.95	20,533,358	1.82%	16.15%	to	13.83%
2016	1.00%	to	2.45%	1,352,219	10.92	to	10.50	14,623,881	2.00%	7.40%	to	5.83%
2015	0.45%	to	2.50%	1,018,739	10.26	to	9.91	10,289,593	1.80%	-1.18%	to	-3.21%
2014	0.45%	to	2.50%	719,794	10.39	to	10.24	7,430,132	1.48%	3.85%	to	2.38%	****
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.45%	to	2.50%	2,062,588	11.25	to	10.21	22,283,472	1.98%	-4.17%	to	-6.15%
2017	0.45%	to	2.50%	2,012,077	11.74	to	10.88	22,854,686	2.08%	8.72%	to	6.49%
2016	0.45%	to	2.50%	1,708,962	10.80	to	10.21	17,985,057	2.35%	5.23%	to	3.07%
2015	0.45%	to	2.50%	1,217,405	10.26	to	9.91	12,277,946	1.92%	-0.48%	to	-2.53%
2014	0.45%	to	2.50%	944,676	10.31	to	10.17	9,682,645	1.48%	3.12%	to	1.66%	****
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.45%	to	2.20%	2,798,247	11.98	to	11.13	32,484,979	1.50%	-11.78%	to	-13.35%
2017	0.45%	to	2.35%	2,265,493	13.58	to	12.78	29,986,686	1.28%	15.26%	to	13.07%
2016	0.45%	to	2.50%	1,319,288	11.78	to	11.27	15,246,746	1.81%	19.75%	to	17.29%
2015	0.45%	to	2.10%	392,371	9.84	to	9.65	3,816,989	1.47%	-2.97%	to	-4.58%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	1.30%			3,517	$9.09			$31,971	1.33%	0.07%
2017	1.30%			6,516	9.08			59,194	0.42%	-0.88%
2016	1.30%			6,519	9.17			59,747	0.01%	-1.29%
2015	1.30%			6,522	9.28			60,555	0.00%	-1.30%
2014	1.30%			11,504	9.41			108,219	0.00%	-1.30%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
2018	0.45%	to	2.15%	323,038	13.67	to	11.78	4,066,391	1.05%	-17.05%	to	-18.47%
2017	0.45%	to	2.50%	426,714	16.48	to	14.06	6,507,926	1.02%	24.97%	to	22.41%
2016	0.45%	to	2.50%	397,851	13.19	to	11.48	4,894,604	1.14%	-2.91%	to	-4.90%
2015	0.45%	to	2.45%	266,004	13.59	to	12.11	3,394,034	0.13%	-1.10%	to	-3.09%
2014	0.45%	to	2.45%	224,523	13.74	to	12.50	2,944,411	2.27%	-1.80%	to	-3.77%
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
2018	0.45%	to	2.45%	583,226	8.96	to	8.15	4,986,140	3.88%	-17.71%	to	-19.37%
2017	0.45%	to	2.50%	682,118	10.89	to	10.08	7,149,841	2.52%	21.98%	to	19.48%
2016	0.45%	to	2.50%	710,285	8.93	to	8.44	6,162,574	2.66%	4.51%	to	2.36%
2015	0.45%	to	2.45%	421,105	8.54	to	8.25	3,529,054	1.04%	-5.77%	to	-7.67%
2014	0.45%	to	2.45%	405,939	9.06	to	8.94	3,655,246	1.72%	-9.37%	to	-10.62%	****
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2018	0.45%	to	2.50%	337,722	22.96	to	19.18	7,056,935	0.06%	-3.79%	to	-5.78%
2017	0.45%	to	2.50%	373,917	23.87	to	20.35	8,201,857	0.10%	29.30%	to	26.64%
2016	0.45%	to	2.50%	456,845	18.46	to	16.07	7,850,446	0.89%	1.53%	to	-0.55%
2015	0.45%	to	2.50%	294,364	18.18	to	16.16	5,014,521	0.26%	2.67%	to	0.55%
2014	0.45%	to	2.50%	268,848	17.71	to	16.07	4,501,661	0.33%	9.65%	to	7.39%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2018	0.45%	to	2.45%	525,999	18.51	to	15.53	8,911,414	1.25%	-12.19%	to	-13.97%
2017	0.45%	to	2.50%	582,611	21.08	to	17.98	11,339,335	1.22%	13.85%	to	11.51%
2016	0.45%	to	2.50%	774,134	18.52	to	16.12	13,386,869	2.65%	15.52%	to	13.15%
2015	0.45%	to	2.45%	348,734	16.03	to	14.29	5,237,383	1.04%	-3.87%	to	-5.80%
2014	0.45%	to	2.45%	358,216	16.68	to	15.17	5,667,146	1.29%	9.75%	to	7.54%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	1.15%	to	1.60%	3,191	28.31	to	27.09	88,546	0.00%	-7.93%	to	-8.35%
2017	1.15%	to	1.60%	3,395	30.75	to	29.56	102,458	0.00%	26.27%	to	25.70%
2016	1.15%	to	1.60%	3,684	24.35	to	23.51	88,222	0.00%	5.24%	to	4.77%
2015	1.15%	to	1.60%	10,326	23.14	to	22.44	235,481	0.00%	-1.33%	to	-1.78%
2014	1.15%	to	1.60%	11,097	23.45	to	22.85	257,049	0.00%	2.84%	to	2.37%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2018	0.45%	to	2.45%	396,280	21.50	to	18.03	7,773,229	0.00%	-7.47%	to	-9.34%
2017	0.45%	to	2.50%	373,996	23.23	to	19.81	7,963,423	0.00%	26.95%	to	24.34%
2016	0.45%	to	2.50%	260,056	18.30	to	15.93	4,422,763	0.00%	5.58%	to	3.41%
2015	0.45%	to	2.50%	439,773	17.33	to	15.41	7,132,124	0.00%	-0.79%	to	-2.84%
2014	0.45%	to	2.45%	267,498	17.47	to	15.89	4,434,759	0.00%	3.25%	to	1.18%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.45%	to	2.45%	403,068	21.31	to	17.88	7,919,022	1.07%	-13.55%	to	-15.30%
2017	0.45%	to	2.50%	441,461	24.65	to	21.02	10,091,732	1.02%	13.33%	to	11.00%
2016	0.45%	to	2.50%	537,974	21.76	to	18.94	10,940,679	1.66%	17.07%	to	14.66%
2015	0.45%	to	2.45%	354,372	18.58	to	16.57	6,242,788	1.13%	-3.32%	to	-5.27%
2014	0.45%	to	2.45%	475,679	19.22	to	17.49	8,764,471	1.61%	16.49%	to	14.15%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.45%	to	2.45%	368,271	13.69	to	12.45	4,779,433	0.00%	-8.36%	to	-10.21%
2017	0.45%	to	2.50%	378,111	14.94	to	13.84	5,389,604	0.00%	24.36%	to	21.81%
2016	0.45%	to	2.50%	220,195	12.01	to	11.36	2,561,937	0.00%	7.82%	to	5.60%
2015	0.45%	to	2.50%	292,448	11.14	to	10.76	3,196,137	0.00%	0.30%	to	-1.76%
2014	0.45%	to	2.45%	223,672	11.11	to	10.95	2,464,685	0.00%	11.06%	to	9.53%	****
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2018	0.85%	to	1.65%	137,561	10.79	to	10.49	1,470,587	0.00%	-9.00%	to	-9.74%
2017	0.85%	to	1.65%	91,578	11.86	to	11.63	1,079,398	0.00%	23.59%	to	22.60%
2016	0.85%	to	1.65%	45,722	9.60	to	9.48	437,082	0.00%	7.14%	to	6.28%
2015	1.00%	to	1.65%	35,096	8.95	to	8.92	313,985	0.00%	-10.50%	to	-10.77%	****
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.45%	to	2.45%	306,459	11.38	to	10.35	3,323,110	0.69%	-17.33%	to	-19.00%
2017	0.45%	to	2.50%	347,227	13.77	to	12.75	4,602,224	0.41%	8.57%	to	6.34%
2016	0.45%	to	2.50%	502,461	12.68	to	11.99	6,191,231	0.75%	25.37%	to	22.79%
2015	0.45%	to	2.45%	379,349	10.11	to	9.77	3,770,754	0.64%	-6.45%	to	-8.33%
2014	0.45%	to	2.45%	462,116	10.81	to	10.66	4,969,036	0.27%	8.10%	to	6.61%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2018	0.85%	to	1.65%	161,242	$10.19	to	9.91	$1,620,601	0.53%	-17.83%	to	-18.50%
2017	0.85%	to	1.65%	110,595	12.40	to	12.16	1,358,132	0.40%	7.83%	to	6.96%
2016	0.85%	to	1.65%	55,859	11.50	to	11.36	639,253	0.61%	24.55%	to	23.55%
2015	1.00%	to	1.35%	24,757	9.23	to	9.21	228,330	0.71%	-7.74%	to	-7.89%	****
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.45%	to	2.10%	398,577	12.34	to	11.41	4,702,720	0.01%	-13.03%	to	-14.48%
2017	0.45%	to	2.10%	356,726	14.19	to	13.34	4,889,568	0.00%	12.98%	to	11.11%
2016	0.45%	to	2.10%	342,415	12.56	to	12.01	4,190,932	0.39%	22.28%	to	20.26%
2015	0.45%	to	2.10%	274,289	10.27	to	9.98	2,795,620	0.36%	-2.08%	to	-3.70%
2014	0.45%	to	2.10%	320,570	10.49	to	10.37	3,353,751	0.18%	4.88%	to	3.69%	****
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2018	0.85%	to	1.65%	147,374	10.80	to	10.50	1,581,389	0.00%	-13.58%	to	-14.28%
2017	0.85%	to	1.35%	110,348	12.49	to	12.34	1,374,346	0.00%	12.24%	to	11.68%
2016	0.85%	to	1.35%	26,607	11.13	to	11.05	295,052	0.11%	21.50%	to	20.89%
2015	1.00%	to	1.30%	12,554	9.15	to	9.14	114,887	0.07%	-8.46%	to	-8.59%	****
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.45%	to	2.35%	1,434,532	10.72	to	9.61	14,608,040	2.82%	-2.79%	to	-4.65%
2017	0.45%	to	2.50%	1,077,375	11.03	to	10.01	11,358,802	5.46%	5.85%	to	3.68%
2016	0.45%	to	2.50%	706,336	10.42	to	9.65	7,075,604	3.37%	8.16%	to	5.94%
2015	0.45%	to	2.45%	456,734	9.63	to	9.12	4,273,112	1.93%	-3.33%	to	-5.27%
2014	0.45%	to	2.45%	372,253	9.96	to	9.63	3,639,274	4.05%	3.42%	to	1.34%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.45%	to	2.35%	1,703,929	10.57	to	9.12	16,824,333	2.49%	0.36%	to	-1.56%
2017	0.45%	to	2.50%	1,349,905	10.53	to	9.17	13,378,603	1.52%	1.12%	to	-0.95%
2016	0.45%	to	2.50%	1,490,755	10.41	to	9.26	14,691,214	2.31%	2.03%	to	-0.06%
2015	0.45%	to	2.45%	928,715	10.21	to	9.28	9,053,531	1.87%	-0.79%	to	-2.78%
2014	0.45%	to	2.45%	1,017,668	10.29	to	9.55	10,060,290	1.05%	0.04%	to	-1.97%
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
2018	0.45%	to	2.50%	630,993	12.81	to	12.11	7,720,802	0.58%	-1.99%	to	-4.02%
2017	0.45%	to	2.50%	511,554	13.07	to	12.62	6,445,896	0.29%	26.50%	to	23.90%
2016	0.45%	to	2.50%	339,792	10.33	to	10.18	3,416,507	0.73%	3.31%	to	1.84%
2015	1.00%	to	1.65%	38,542	9.84	to	9.81	378,914	0.52%	-1.62%	to	-1.92%	****
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.85%	to	1.65%	101,838	9.09	to	8.83	916,281	2.23%	-16.41%	to	-17.09%
2017	0.85%	to	1.65%	81,789	10.87	to	10.66	882,492	2.47%	21.68%	to	20.70%
2016	0.85%	to	1.35%	47,947	8.93	to	8.87	426,427	2.63%	0.26%	to	-0.25%
2015	1.00%	to	1.35%	30,202	8.90	to	8.89	268,649	3.71%	-10.96%	to	-11.11%	****
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
2018	0.85%	to	1.65%	273,299	11.46	to	11.14	3,098,439	2.14%	-8.25%	to	-9.00%
2017	0.85%	to	1.65%	103,855	12.49	to	12.25	1,287,578	3.68%	16.69%	to	15.75%
2016	1.00%	to	1.55%	32,618	10.68	to	10.60	347,488	2.29%	16.40%	to	15.76%
2015	1.00%	to	1.30%	23,928	9.18	to	9.16	219,540	0.00%	-8.23%	to	-8.36%	****
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
2018	0.45%	to	2.50%	331,079	12.14	to	10.79	3,835,204	2.12%	-4.49%	to	-6.47%
2017	0.45%	to	2.50%	216,204	12.71	to	11.53	2,637,619	1.92%	5.67%	to	3.50%
2016	0.45%	to	2.50%	203,791	12.03	to	11.14	2,365,581	1.64%	6.70%	to	4.51%
2015	0.45%	to	2.50%	211,340	11.27	to	10.66	2,318,589	1.61%	-6.08%	to	-8.02%
2014	0.45%	to	2.50%	380,236	12.00	to	11.59	4,493,910	5.13%	28.03%	to	25.39%
NW VIT - NVIT Gov MM Fund: Class II (NVMM2)
2018	0.45%	to	2.50%	22,580,846	9.73	to	8.06	202,046,573	1.11%	0.68%	to	-1.40%
2017	0.45%	to	2.50%	17,578,319	9.66	to	8.17	157,673,261	0.22%	-0.23%	to	-2.28%
2016	0.45%	to	2.50%	16,351,457	9.69	to	8.37	147,894,571	0.00%	-0.45%	to	-2.49%
2015	0.45%	to	2.50%	23,705,499	9.73	to	8.58	217,646,578	0.00%	-0.45%	to	-2.50%
2014	0.45%	to	2.50%	22,120,520	9.77	to	8.80	206,063,496	0.00%	-0.45%	to	-2.50%
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
2018	0.45%	to	2.45%	473,770	13.00	to	11.52	5,810,236	1.40%	-8.24%	to	-10.09%
2017	0.45%	to	2.15%	492,304	14.17	to	13.01	6,648,436	1.32%	13.32%	to	11.39%
2016	0.45%	to	2.15%	512,774	12.50	to	11.68	6,165,789	1.32%	8.28%	to	6.44%
2015	0.45%	to	2.15%	542,886	11.54	to	10.97	6,092,033	1.68%	-2.20%	to	-3.87%
2014	0.45%	to	2.15%	520,306	11.80	to	11.41	6,027,930	1.55%	1.40%	to	-0.33%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
2018	0.45%	to	2.20%	306,743	$13.71	to	12.34	$3,962,264	1.87%	-10.59%	to	-12.17%
2017	0.45%	to	2.20%	210,763	15.34	to	14.05	3,079,802	2.28%	17.36%	to	15.30%
2016	0.45%	to	2.30%	148,001	13.07	to	12.14	1,853,247	1.44%	10.89%	to	8.83%
2015	0.45%	to	2.30%	138,664	11.79	to	11.15	1,583,150	1.98%	-3.59%	to	-5.39%
2014	0.45%	to	2.30%	136,378	12.23	to	11.79	1,632,666	1.44%	2.66%	to	0.76%
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2018	1.00%	to	2.20%	116,827	11.00	to	10.34	1,256,582	1.38%	-8.01%	to	-9.13%
2017	0.45%	to	2.20%	190,845	12.24	to	11.37	2,239,046	1.66%	17.26%	to	15.21%
2016	0.45%	to	2.20%	179,311	10.44	to	9.87	1,812,133	2.30%	5.74%	to	3.88%
2015	0.45%	to	2.20%	175,329	9.87	to	9.50	1,686,921	1.78%	-5.30%	to	-6.97%
2014	1.15%	to	1.90%	56,671	10.34	to	10.25	583,458	3.29%	-0.15%	to	-0.91%
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2018	1.00%	to	2.35%	104,025	10.78	to	10.05	1,103,153	2.00%	-7.95%	to	-9.21%
2017	0.85%	to	2.35%	122,015	11.79	to	11.07	1,407,533	1.89%	13.79%	to	12.08%
2016	1.00%	to	2.35%	104,486	10.31	to	9.88	1,056,757	2.46%	4.50%	to	3.08%
2015	1.25%	to	2.35%	127,924	9.81	to	9.58	1,244,370	1.30%	-5.49%	to	-6.54%
2014	1.25%	to	2.35%	94,519	10.38	to	10.25	976,833	4.59%	0.98%	to	-0.14%
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
2018	1.00%	to	1.95%	235,301	11.28	to	10.74	2,606,239	1.95%	-7.00%	to	-7.90%
2017	1.00%	to	1.85%	151,732	12.13	to	11.70	1,811,532	1.54%	15.80%	to	14.81%
2016	1.00%	to	2.10%	242,882	10.47	to	10.11	2,513,301	2.05%	5.88%	to	4.71%
2015	1.25%	to	1.85%	120,041	9.84	to	9.71	1,176,229	1.97%	-5.16%	to	-5.73%
2014	1.25%	to	1.90%	49,734	10.37	to	10.30	513,588	3.45%	0.46%	to	-0.20%
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
2018	1.00%	to	2.10%	237,993	11.01	to	10.39	2,585,974	2.25%	-6.57%	to	-7.62%
2017	1.00%	to	2.10%	144,064	11.78	to	11.25	1,673,310	1.97%	12.89%	to	11.64%
2016	1.00%	to	2.10%	119,999	10.44	to	10.08	1,240,196	1.88%	4.65%	to	3.49%
2015	1.00%	to	2.10%	100,455	9.97	to	9.74	994,507	2.59%	-4.21%	to	-5.27%
2014	1.25%	to	2.10%	31,338	10.38	to	10.28	324,369	4.01%	1.18%	to	0.30%
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018	0.45%	to	2.15%	2,086,380	11.69	to	10.88	23,628,518	1.23%	-11.74%	to	-13.26%
2017	0.45%	to	2.35%	2,003,529	13.24	to	12.47	25,842,608	1.24%	13.67%	to	11.51%
2016	0.45%	to	2.15%	1,032,165	11.65	to	11.23	11,798,545	1.85%	20.33%	to	18.28%
2015	0.45%	to	2.35%	278,770	9.68	to	9.47	2,668,213	1.18%	-5.31%	to	-7.12%
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
2018	0.45%	to	2.50%	12,332,176	13.02	to	11.95	155,185,488	1.87%	-5.05%	to	-7.02%
2017	0.45%	to	2.50%	10,471,552	13.71	to	12.85	139,702,422	2.08%	20.98%	to	18.50%
2016	0.45%	to	2.50%	7,162,296	11.34	to	10.84	79,557,041	3.12%	11.16%	to	8.88%
2015	0.45%	to	2.45%	2,891,001	10.20	to	9.96	29,186,318	3.99%	0.71%	to	-1.32%
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2018	0.85%	to	2.20%	159,570	10.12	to	10.40	1,600,812	0.96%	-9.25%	to	-10.50%
2017	0.45%	to	2.20%	114,668	11.97	to	11.62	1,278,461	1.35%	17.90%	to	15.84%
2016	0.85%	to	1.55%	79,852	9.49	to	9.40	755,578	1.17%	2.10%	to	1.38%
2015	0.85%	to	1.35%	32,607	9.30	to	9.28	302,819	0.00%	-7.01%	to	-7.23%	****
NB AMT - US Equity Index PutWrite SP: S Class Shares (NBARMS)
2018	0.45%	to	2.10%	107,206	9.26	to	8.64	962,734	0.00%	-7.20%	to	-8.75%
2017	1.00%	to	2.10%	98,826	9.81	to	9.47	962,498	0.00%	5.62%	to	4.45%
2016	1.00%	to	2.10%	59,659	9.29	to	9.07	550,574	0.00%	-1.64%	to	-2.73%
2015	1.00%	to	2.10%	38,573	9.44	to	9.32	362,482	0.00%	-6.01%	to	-7.05%
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
2018	0.85%	to	1.65%	259,112	9.21	to	8.95	2,360,693	0.59%	-20.24%	to	-20.89%
2017	0.85%	to	1.65%	175,012	11.54	to	11.31	2,005,150	1.17%	25.37%	to	24.37%
2016	0.85%	to	1.65%	116,297	9.21	to	9.10	1,065,683	0.83%	-3.54%	to	-4.32%
2015	1.00%	to	1.65%	37,758	9.54	to	9.51	359,712	0.00%	-4.63%	to	-4.93%	****
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2018	0.45%	to	2.50%	745,410	14.02	to	12.46	9,996,630	0.72%	-13.78%	to	-15.57%
2017	0.45%	to	2.50%	621,009	16.26	to	14.76	9,626,107	0.68%	35.71%	to	32.92%
2016	0.45%	to	2.50%	341,754	11.98	to	11.10	3,955,247	0.77%	-0.61%	to	-2.65%
2015	0.45%	to	2.50%	480,902	12.05	to	11.40	5,635,310	1.40%	3.21%	to	1.08%
2014	0.45%	to	2.50%	241,225	11.68	to	11.28	2,774,030	0.81%	1.60%	to	-0.50%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
2018	0.85%	to	1.65%	444,099	$10.48	to	10.19	$4,603,996	0.06%	-11.30%	to	-12.02%
2017	0.85%	to	1.65%	334,053	11.81	to	11.58	3,914,954	0.67%	12.94%	to	12.04%
2016	0.85%	to	1.65%	225,010	10.46	to	10.33	2,342,985	0.25%	16.67%	to	15.74%
2015	0.85%	to	1.35%	54,493	8.96	to	8.94	487,815	0.00%	-10.36%	to	-10.58%	****
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
2018	0.45%	to	2.20%	1,030,680	10.42	to	10.12	10,630,845	3.11%	-0.17%	to	-1.93%
2017	0.45%	to	2.10%	308,774	10.44	to	10.32	3,204,014	1.57%	4.39%	to	3.24%	****
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
2018	0.45%	to	2.45%	669,750	11.79	to	10.09	7,284,809	2.92%	-5.87%	to	-7.78%
2017	0.45%	to	2.45%	877,703	12.53	to	10.94	10,211,903	4.50%	12.87%	to	10.61%
2016	0.45%	to	2.50%	926,387	11.10	to	9.87	9,638,474	2.69%	12.40%	to	10.09%
2015	0.45%	to	2.45%	706,689	9.87	to	8.98	6,625,614	2.89%	-9.60%	to	-11.41%
2014	0.45%	to	2.45%	1,048,624	10.92	to	10.14	10,988,167	5.10%	0.00%	to	-2.01%
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
2018	0.45%	to	2.35%	162,516	11.46	to	9.70	1,721,781	3.13%	-4.51%	to	-6.34%
2017	0.45%	to	2.10%	207,882	12.00	to	10.56	2,316,528	1.78%	10.24%	to	8.42%
2016	0.45%	to	2.50%	138,822	10.89	to	9.48	1,407,239	1.17%	2.44%	to	0.34%
2015	0.45%	to	2.10%	178,917	10.63	to	9.67	1,785,710	1.43%	-7.59%	to	-9.12%
2014	0.45%	to	2.15%	188,653	11.50	to	10.61	2,061,161	2.05%	-0.15%	to	-1.86%
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
2018	0.45%	to	2.45%	1,508,835	10.48	to	8.97	14,627,623	1.78%	-0.22%	to	-2.23%
2017	0.45%	to	2.50%	1,578,738	10.51	to	9.15	15,417,902	1.25%	0.80%	to	-1.27%
2016	0.45%	to	2.50%	2,009,748	10.42	to	9.26	19,677,093	1.38%	0.85%	to	-1.22%
2015	0.45%	to	2.50%	2,606,396	10.34	to	9.38	25,644,440	3.82%	-0.24%	to	-2.30%
2014	0.45%	to	2.50%	1,393,573	10.36	to	9.60	13,853,449	1.04%	0.29%	to	-1.77%
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
2018	0.45%	to	2.45%	2,172,893	11.68	to	9.99	23,791,605	2.45%	-1.08%	to	-3.08%
2017	0.45%	to	2.50%	2,161,616	11.80	to	10.28	24,056,923	1.93%	4.35%	to	2.20%
2016	0.45%	to	2.50%	1,973,591	11.31	to	10.05	21,125,209	1.99%	2.12%	to	0.03%
2015	0.45%	to	2.45%	1,805,992	11.08	to	10.08	19,019,736	5.33%	-0.12%	to	-2.12%
2014	0.45%	to	2.45%	1,414,783	11.09	to	10.29	15,071,151	1.97%	3.70%	to	1.62%
PIMCO VIT - CommodityReaLReturn(R) SP: Advisor Class (PMVRSD)
2018	0.45%	to	2.50%	375,612	6.00	to	5.01	2,041,242	1.93%	-14.59%	to	-16.36%
2017	0.45%	to	2.50%	441,128	7.02	to	5.99	2,828,075	11.15%	1.59%	to	-0.50%
2016	0.45%	to	2.50%	436,023	6.91	to	6.02	2,791,510	0.99%	14.36%	to	12.01%
2015	0.45%	to	2.50%	250,185	6.04	to	5.37	1,424,468	4.22%	-26.00%	to	-27.52%
2014	0.45%	to	2.50%	207,140	8.17	to	7.41	1,610,927	0.28%	-18.99%	to	-20.66%
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
2018	0.45%	to	2.35%	285,406	14.00	to	11.85	3,718,938	4.02%	-5.26%	to	-7.07%
2017	0.45%	to	2.20%	307,657	14.78	to	12.90	4,240,109	4.98%	9.29%	to	7.37%
2016	0.45%	to	2.15%	274,015	13.52	to	12.06	3,481,123	5.25%	12.71%	to	10.79%
2015	0.45%	to	2.15%	221,269	12.00	to	10.88	2,500,438	5.14%	-2.80%	to	-4.46%
2014	0.45%	to	2.45%	355,130	12.34	to	11.23	4,181,911	5.30%	0.95%	to	-1.08%
PIMCO VIT - GB OP (Unhedged): Advisor Class (PMVGBD)
2018	0.45%	to	2.50%	336,153	11.72	to	9.79	3,587,679	5.48%	-4.72%	to	-6.70%
2017	0.45%	to	2.50%	474,895	12.31	to	10.49	5,376,317	1.82%	8.03%	to	5.82%
2016	0.45%	to	2.50%	529,621	11.39	to	9.92	5,609,974	1.42%	3.48%	to	1.35%
2015	0.45%	to	2.50%	626,063	11.01	to	9.78	6,480,577	1.73%	-4.57%	to	-6.53%
2014	0.45%	to	2.50%	618,483	11.53	to	10.47	6,776,960	2.38%	1.70%	to	-0.40%
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
2018	0.45%	to	2.50%	741,588	15.10	to	12.61	10,341,823	5.11%	-3.19%	to	-5.20%
2017	0.45%	to	2.50%	1,602,379	15.60	to	13.30	23,260,174	4.72%	6.04%	to	3.86%
2016	0.45%	to	2.50%	2,423,168	14.71	to	12.81	33,477,356	5.17%	11.85%	to	9.55%
2015	0.45%	to	2.50%	1,375,441	13.15	to	11.69	17,117,278	5.01%	-2.21%	to	-4.22%
2014	0.45%	to	2.50%	1,105,129	13.45	to	12.20	14,193,525	5.36%	2.77%	to	0.65%
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2018	0.45%	to	2.45%	398,031	10.89	to	9.81	4,116,594	2.80%	0.47%	to	-1.56%
2017	0.45%	to	2.45%	317,179	10.84	to	9.97	3,287,563	1.63%	4.44%	to	2.34%
2016	0.45%	to	2.45%	297,378	10.38	to	9.74	2,982,256	1.62%	4.16%	to	2.08%
2015	0.45%	to	2.20%	401,420	9.96	to	9.59	3,901,224	3.36%	-2.23%	to	-3.95%
2014	0.45%	to	2.20%	374,575	10.19	to	9.99	3,767,064	1.18%	2.48%	to	0.68%
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
2018	0.85%	to	1.65%	508,079	10.28	to	10.00	5,168,162	2.11%	0.56%	to	-0.26%
2017	0.85%	to	1.65%	300,317	10.23	to	10.02	3,045,668	1.61%	1.44%	to	0.62%
2016	0.85%	to	1.35%	118,194	10.08	to	10.01	1,186,767	1.50%	1.40%	to	0.89%
2015	1.00%	to	1.35%	14,959	9.93	to	9.92	148,456	0.21%	-0.66%	to	-0.82%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)
2018	0.45%	to	2.20%	287,067	$10.31	to	10.01	$2,922,984	1.32%	1.55%	to	-0.24%
2017	0.85%	to	1.85%	193,168	10.13	to	10.06	1,952,631	22.87%	1.28%	to	0.61%	****
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018	1.00%	to	2.45%	71,712	10.80	to	10.01	751,171	0.70%	-5.30%	to	-6.69%
2017	1.00%	to	2.45%	74,446	11.40	to	10.73	831,271	0.31%	11.98%	to	10.35%
2016	1.00%	to	2.45%	69,705	10.18	to	9.72	698,198	0.33%	3.30%	to	1.79%
2015	1.00%	to	2.45%	53,424	9.85	to	9.55	519,462	0.11%	-6.76%	to	-8.13%
2014	1.25%	to	2.15%	10,294	10.54	to	10.43	107,843	0.06%	2.65%	to	1.71%
GMS VIT - GMS High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
2018	0.45%	to	2.35%	695,845	10.10	to	9.33	6,815,407	1.82%	0.91%	to	-1.03%
2017	0.85%	to	2.50%	466,312	9.89	to	9.38	4,546,390	1.24%	0.40%	to	-1.27%
2016	0.45%	to	2.50%	162,528	9.93	to	9.50	1,576,716	0.89%	0.51%	to	-1.56%
2015	1.00%	to	2.50%	133,762	9.82	to	9.65	1,304,668	0.34%	-1.56%	to	-3.05%
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)
2017	0.45%	to	2.10%	170,315	9.42	to	8.94	1,556,625	0.77%	-2.76%	to	-4.37%
2016	0.45%	to	2.10%	152,168	9.69	to	9.35	1,442,252	2.11%	0.29%	to	-1.37%
2015	0.45%	to	2.10%	115,180	9.66	to	9.48	1,099,600	2.33%	-2.69%	to	-4.30%
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2018	1.00%	to	1.35%	8,652	9.42	to	9.40	81,529	5.70%	-5.75%	to	-5.97%	****
Pioneer VCT - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2018	0.95%	to	1.60%	19,427	22.54	to	13.43	268,061	4.43%	-5.31%	to	-5.51%
2017	0.95%	to	1.65%	24,669	23.80	to	14.16	359,565	4.32%	5.58%	to	5.26%
2016	0.95%	to	1.80%	26,272	22.55	to	13.32	362,441	4.65%	12.19%	to	11.74%
2015	0.95%	to	2.10%	32,265	20.10	to	11.71	396,509	4.52%	-5.58%	to	-6.25%
2014	0.95%	to	2.10%	45,927	21.28	to	12.49	619,568	4.49%	-1.66%	to	-2.39%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2018	1.15%	to	2.15%	1,302,919	0.32	to	0.29	407,004	0.00%	-12.61%	to	-13.50%
2017	1.15%	to	2.15%	612,696	0.37	to	0.34	218,981	0.00%	-45.57%	to	-46.12%
2016	1.15%	to	2.15%	620,012	0.67	to	0.63	405,179	0.00%	-21.13%	to	-21.92%
2015	0.45%	to	2.45%	505,722	0.89	to	0.79	417,092	0.00%	-26.59%	to	-28.07%
2014	1.15%	to	2.15%	473,189	1.17	to	1.12	535,542	0.00%	-36.49%	to	-37.14%
ProFund VP Access High Yield Fund (PROAHY)
2018	0.45%	to	2.15%	270,651	15.86	to	13.66	3,931,262	3.15%	-1.06%	to	-2.76%
2017	0.45%	to	2.15%	588,901	16.03	to	14.05	8,831,381	2.97%	4.32%	to	2.55%
2016	0.45%	to	2.50%	2,239,656	15.36	to	13.37	33,011,718	3.27%	8.51%	to	6.28%
2015	0.45%	to	2.45%	438,199	14.16	to	12.62	5,844,517	1.50%	-0.30%	to	-2.30%
2014	0.45%	to	2.45%	536,044	14.20	to	12.92	7,265,745	6.11%	1.88%	to	-0.17%
ProFund VP Asia 30 (PROA30)
2018	0.45%	to	2.10%	105,793	10.15	to	8.78	988,559	0.43%	-18.96%	to	-20.32%
2017	0.45%	to	2.10%	167,785	12.53	to	11.02	1,944,286	0.00%	32.28%	to	30.10%
2016	0.45%	to	2.10%	143,905	9.47	to	8.47	1,271,269	1.07%	0.19%	to	-1.47%
2015	0.45%	to	2.35%	250,619	9.45	to	8.48	2,216,005	0.33%	-9.79%	to	-11.51%
2014	0.45%	to	2.45%	139,150	10.48	to	9.53	1,382,202	0.08%	-2.01%	to	-3.98%
ProFund VP Banks (PROBNK)
2018	0.45%	to	2.45%	107,150	16.97	to	14.53	1,662,740	0.35%	-18.27%	to	-19.92%
2017	0.45%	to	2.45%	183,886	20.76	to	18.14	3,531,126	0.25%	17.39%	to	15.04%
2016	0.45%	to	2.45%	236,108	17.69	to	15.77	3,905,956	0.22%	22.68%	to	20.22%
2015	0.45%	to	2.45%	153,779	14.42	to	13.12	2,094,309	0.19%	-0.88%	to	-2.87%
2014	1.15%	to	2.45%	85,417	14.18	to	13.50	1,188,941	0.10%	9.11%	to	7.67%
ProFund VP Basic Materials (PROBM)
2018	0.45%	to	2.15%	198,553	10.15	to	8.89	1,837,646	0.22%	-18.03%	to	-19.44%
2017	0.45%	to	2.15%	1,209,541	12.38	to	11.04	13,903,137	0.45%	22.40%	to	20.32%
2016	0.45%	to	2.15%	708,738	10.11	to	9.17	6,742,656	0.61%	17.96%	to	15.95%
2015	0.45%	to	2.15%	136,926	8.57	to	7.91	1,108,008	0.52%	-14.31%	to	-15.77%
2014	1.15%	to	2.15%	202,526	9.75	to	9.39	1,933,798	0.99%	0.52%	to	-0.50%
ProFund VP Bear (PROBR)
2018	0.45%	to	1.90%	127,905	2.94	to	2.59	347,610	0.00%	3.58%	to	2.07%
2017	0.45%	to	1.90%	161,839	2.84	to	2.54	425,996	0.00%	-18.33%	to	-19.52%
2016	0.45%	to	2.10%	242,023	3.48	to	3.11	788,514	0.00%	-13.44%	to	-14.87%
2015	0.65%	to	2.10%	210,408	3.97	to	3.65	793,510	0.00%	-5.54%	to	-6.92%
2014	0.65%	to	2.35%	375,099	4.20	to	3.88	1,502,426	0.00%	-14.81%	to	-16.26%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Biotechnology (PROBIO)
2018	0.45%	to	2.50%	199,497	$27.96	to	23.83	$5,127,164	0.00%	-7.17%	to	-9.09%
2017	0.45%	to	2.50%	204,680	30.11	to	26.22	5,713,562	0.00%	21.99%	to	19.49%
2016	0.45%	to	2.50%	199,002	24.69	to	21.94	4,604,995	0.00%	-15.86%	to	-17.59%
2015	0.45%	to	2.50%	259,473	29.34	to	26.62	7,216,474	0.00%	2.84%	to	0.72%
2014	0.45%	to	2.50%	449,535	28.53	to	26.44	12,338,212	0.00%	29.14%	to	26.49%
ProFund VP Bull (PROBL)
2018	0.45%	to	2.10%	288,007	20.26	to	17.53	5,377,030	0.00%	-6.57%	to	-8.13%
2017	0.45%	to	2.50%	546,147	21.69	to	18.49	11,012,733	0.00%	18.81%	to	16.37%
2016	0.45%	to	2.50%	767,266	18.25	to	15.89	13,105,082	0.00%	9.17%	to	6.93%
2015	0.45%	to	2.50%	1,599,922	16.72	to	14.86	25,380,545	0.00%	-0.91%	to	-2.95%
2014	0.45%	to	2.50%	2,442,600	16.87	to	15.31	39,528,358	0.00%	10.97%	to	8.68%
ProFund VP Consumer Goods (PROCG)
2018	0.45%	to	2.50%	118,398	15.99	to	13.63	1,740,145	1.01%	-15.19%	to	-16.95%
2017	0.45%	to	2.50%	137,173	18.85	to	16.41	2,406,014	0.76%	14.54%	to	12.19%
2016	0.45%	to	2.50%	223,172	16.46	to	14.63	3,428,554	0.88%	3.08%	to	0.96%
2015	0.45%	to	2.50%	458,236	15.97	to	14.49	6,947,832	0.51%	3.69%	to	1.56%
2014	0.45%	to	2.45%	620,053	15.40	to	14.29	9,185,663	0.90%	9.73%	to	7.53%
ProFund VP Consumer Services (PROCS)
2018	0.45%	to	2.50%	255,156	23.43	to	19.97	5,512,735	0.00%	0.16%	to	-1.91%
2017	0.45%	to	2.15%	479,056	23.39	to	20.86	10,422,922	0.00%	17.84%	to	15.83%
2016	0.45%	to	2.15%	420,130	19.85	to	18.01	7,857,628	0.00%	3.72%	to	1.95%
2015	0.45%	to	2.50%	382,999	19.14	to	17.37	6,991,167	0.00%	4.22%	to	2.07%
2014	0.45%	to	2.45%	588,414	18.36	to	17.05	10,408,997	0.00%	11.95%	to	9.71%
ProFund VP EM (PROEM)
2018	0.45%	to	2.45%	407,894	8.56	to	7.18	3,193,815	0.25%	-15.65%	to	-17.36%
2017	0.45%	to	2.45%	961,453	10.15	to	8.69	8,997,702	0.07%	32.66%	to	30.01%
2016	0.45%	to	2.45%	538,359	7.65	to	6.68	3,857,383	0.23%	10.51%	to	8.30%
2015	0.45%	to	2.45%	244,196	6.92	to	6.17	1,594,714	1.70%	-17.73%	to	-19.39%
2014	0.45%	to	2.45%	373,572	8.41	to	7.65	2,987,574	0.21%	-3.85%	to	-5.79%
ProFund VP Europe 30 (PROE30)
2018	1.15%	to	2.45%	307,262	11.28	to	10.05	3,332,833	2.46%	-15.12%	to	-16.25%
2017	0.45%	to	2.45%	329,321	14.02	to	12.00	4,231,690	2.17%	19.17%	to	16.79%
2016	0.45%	to	2.45%	266,682	11.77	to	10.28	2,905,976	2.62%	7.33%	to	5.17%
2015	0.45%	to	2.45%	404,677	10.96	to	9.77	4,147,047	4.52%	-11.28%	to	-13.06%
2014	0.45%	to	2.45%	271,242	12.36	to	11.24	3,183,952	1.22%	-9.06%	to	-10.89%
ProFund VP Financials (PROFIN)
2018	0.45%	to	2.50%	222,206	18.04	to	15.38	3,681,746	0.39%	-10.83%	to	-12.68%
2017	0.45%	to	2.50%	411,042	20.23	to	17.61	7,735,315	0.40%	17.66%	to	15.24%
2016	0.45%	to	2.50%	539,835	17.19	to	15.28	8,705,406	0.34%	14.80%	to	12.44%
2015	0.45%	to	2.50%	801,013	14.98	to	13.59	11,416,836	0.12%	-1.94%	to	-3.96%
2014	0.45%	to	2.45%	237,817	15.27	to	14.18	3,480,598	0.10%	12.41%	to	10.15%
ProFund VP Health Care (PROHC)
2018	0.45%	to	2.50%	468,993	24.17	to	20.60	10,424,617	0.00%	3.96%	to	1.81%
2017	0.45%	to	2.50%	427,976	23.24	to	20.24	9,224,591	0.00%	20.37%	to	17.90%
2016	0.45%	to	2.50%	406,975	19.31	to	17.16	7,373,999	0.00%	-4.48%	to	-6.45%
2015	0.45%	to	2.50%	583,272	20.22	to	18.35	11,179,218	0.00%	4.55%	to	2.40%
2014	0.45%	to	2.50%	727,943	19.34	to	17.92	13,490,662	0.05%	23.14%	to	20.61%
ProFund VP Industrials (PROIND)
2018	0.45%	to	2.10%	210,118	17.43	to	15.33	3,377,934	0.08%	-13.16%	to	-14.61%
2017	0.45%	to	2.35%	809,946	20.07	to	17.65	15,114,755	0.18%	21.85%	to	19.53%
2016	0.45%	to	2.35%	792,642	16.47	to	14.77	12,284,545	0.24%	17.02%	to	14.79%
2015	0.45%	to	2.35%	540,448	14.07	to	12.86	7,233,997	0.18%	-3.86%	to	-5.69%
2014	0.45%	to	2.45%	251,139	14.64	to	13.59	3,536,581	0.17%	5.10%	to	2.99%
ProFund VP Intnl (PROINT)
2018	0.45%	to	2.15%	168,183	11.27	to	9.71	1,744,744	0.00%	-16.14%	to	-17.58%
2017	0.45%	to	2.15%	471,324	13.44	to	11.78	5,857,806	0.00%	21.25%	to	19.19%
2016	0.45%	to	2.15%	184,497	11.08	to	9.88	1,918,056	0.00%	-1.37%	to	-3.05%
2015	0.45%	to	2.10%	193,125	11.24	to	10.22	2,065,351	0.00%	-3.96%	to	-5.55%
2014	0.45%	to	2.10%	200,598	11.70	to	10.82	2,237,707	0.00%	-8.52%	to	-10.04%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Internet (PRONET)
2018	0.45%	to	2.35%	270,452	$27.46	to	23.69	$6,850,378	0.00%	4.46%	to	2.45%
2017	0.45%	to	2.45%	248,719	26.29	to	22.96	6,102,225	0.00%	35.44%	to	32.73%
2016	0.45%	to	2.45%	231,575	19.41	to	17.30	4,238,715	0.00%	5.06%	to	2.95%
2015	0.45%	to	2.50%	382,997	18.47	to	16.76	6,726,750	0.00%	19.81%	to	17.34%
2014	0.45%	to	2.45%	131,448	15.42	to	14.31	1,950,007	0.00%	0.67%	to	-1.36%
ProFund VP Japan (PROJP)
2018	0.45%	to	1.95%	108,051	14.76	to	12.94	1,451,889	0.00%	-12.03%	to	-13.37%
2017	0.45%	to	2.15%	130,637	16.77	to	14.70	2,025,863	0.00%	17.92%	to	15.91%
2016	0.45%	to	2.15%	131,868	14.23	to	12.68	1,748,199	0.00%	-0.04%	to	-1.74%
2015	0.45%	to	2.35%	226,725	14.23	to	12.76	3,026,252	0.00%	5.33%	to	3.32%
2014	0.45%	to	2.20%	134,742	13.51	to	12.44	1,732,082	0.00%	2.76%	to	0.96%
ProFund VP NASDAQ-100 (PRON)
2018	0.45%	to	2.45%	430,013	28.02	to	23.51	11,016,876	0.00%	-2.31%	to	-4.29%
2017	0.45%	to	2.45%	416,081	28.68	to	24.56	11,037,773	0.00%	29.79%	to	27.19%
2016	0.45%	to	2.45%	513,642	22.10	to	19.31	10,640,584	0.00%	4.78%	to	2.68%
2015	0.45%	to	2.45%	747,756	21.09	to	18.80	14,937,745	0.00%	6.97%	to	4.82%
2014	0.45%	to	2.45%	940,882	19.72	to	17.94	17,742,745	0.00%	16.48%	to	14.14%
ProFund VP Oil & Gas (PROOG)
2018	0.45%	to	2.50%	667,510	9.18	to	7.67	5,541,878	1.49%	-20.58%	to	-22.23%
2017	0.45%	to	2.50%	1,078,772	11.57	to	9.86	11,351,303	1.17%	-3.61%	to	-5.59%
2016	0.45%	to	2.50%	1,258,835	12.00	to	10.44	13,903,142	1.35%	23.63%	to	21.09%
2015	0.45%	to	2.50%	1,185,343	9.71	to	8.63	10,717,212	0.68%	-23.72%	to	-25.29%
2014	0.45%	to	2.50%	886,429	12.72	to	11.55	10,659,196	0.46%	-11.27%	to	-13.10%
ProFund VP Pharmaceuticals (PROPHR)
2018	0.45%	to	2.50%	114,663	18.53	to	15.80	1,933,296	0.91%	-6.62%	to	-8.56%
2017	0.45%	to	2.50%	102,623	19.84	to	17.27	1,870,010	0.86%	9.86%	to	7.61%
2016	0.45%	to	2.50%	137,426	18.06	to	16.05	2,312,517	0.82%	-4.17%	to	-6.13%
2015	0.45%	to	2.50%	235,796	18.84	to	17.10	4,203,402	0.59%	3.97%	to	1.83%
2014	0.45%	to	2.45%	246,310	18.12	to	16.83	4,274,560	0.67%	18.82%	to	16.44%
ProFund VP Precious Metals (PROPM)
2018	0.45%	to	2.50%	599,884	3.11	to	2.65	1,703,984	0.00%	-13.86%	to	-15.65%
2017	0.45%	to	2.50%	1,078,639	3.61	to	3.14	3,596,520	0.00%	4.81%	to	2.65%
2016	0.45%	to	2.50%	1,076,007	3.44	to	3.06	3,478,027	0.00%	55.12%	to	51.93%
2015	0.45%	to	2.50%	828,838	2.22	to	2.01	1,738,321	0.00%	-33.15%	to	-34.53%
2014	0.45%	to	2.50%	608,583	3.32	to	3.07	1,943,549	0.00%	-24.21%	to	-25.77%
ProFund VP Real Estate (PRORE)
2018	0.45%	to	2.50%	179,981	14.32	to	12.21	2,368,094	2.24%	-6.12%	to	-8.07%
2017	0.45%	to	2.50%	198,500	15.26	to	13.28	2,814,335	0.75%	7.56%	to	5.36%
2016	0.45%	to	2.50%	242,989	14.18	to	12.61	3,246,449	1.24%	5.25%	to	3.09%
2015	0.45%	to	2.50%	641,284	13.48	to	12.23	8,205,536	0.64%	-0.13%	to	-2.18%
2014	0.45%	to	2.50%	510,356	13.49	to	12.50	6,623,469	1.77%	24.45%	to	21.89%
ProFund VP Rising Rates Opportunity (PRORRO)
2018	0.45%	to	2.15%	141,625	3.46	to	2.98	447,831	0.00%	3.69%	to	1.91%
2017	0.45%	to	2.15%	80,657	3.33	to	2.92	249,284	0.00%	-12.30%	to	-13.79%
2016	0.45%	to	2.35%	849,813	3.80	to	3.34	3,009,715	0.00%	-5.59%	to	-7.38%
2015	0.45%	to	2.20%	128,910	4.03	to	3.64	485,909	0.00%	-2.03%	to	-3.75%
2014	0.45%	to	2.20%	157,991	4.11	to	3.78	614,204	0.00%	-30.57%	to	-31.79%
ProFund VP Semiconductor (PROSCN)
2018	0.45%	to	2.15%	117,026	22.30	to	19.54	2,400,558	0.00%	-10.64%	to	-12.17%
2017	0.45%	to	2.45%	248,980	24.95	to	21.80	5,799,352	0.20%	34.95%	to	32.25%
2016	0.45%	to	2.15%	196,042	18.49	to	16.77	3,414,804	0.14%	27.13%	to	24.97%
2015	0.45%	to	2.15%	98,642	14.55	to	13.42	1,368,093	0.44%	-3.31%	to	-4.96%
2014	0.45%	to	2.45%	371,556	15.04	to	13.97	5,387,504	0.14%	33.92%	to	31.24%
ProFund VP Short EM (PROSEM)
2018	1.15%	to	2.15%	17,091	5.38	to	4.92	89,337	0.00%	11.28%	to	10.15%
2017	0.85%	to	2.30%	27,944	4.95	to	4.42	133,537	0.00%	-28.45%	to	-29.50%
2016	1.15%	to	2.30%	16,032	6.78	to	6.27	106,769	0.00%	-17.20%	to	-18.16%
2015	1.15%	to	2.45%	28,179	8.18	to	7.59	222,881	0.00%	10.24%	to	8.79%
2014	1.35%	to	2.30%	6,375	7.35	to	7.03	46,252	0.00%	-4.24%	to	-5.16%
ProFund VP Short Intnl (PROSIN)
2018	0.45%	to	2.15%	81,124	4.54	to	3.91	337,240	0.00%	14.95%	to	12.98%
2017	1.15%	to	2.30%	24,141	3.74	to	3.42	86,875	0.00%	-21.55%	to	-22.46%
2016	0.65%	to	2.30%	102,919	4.93	to	4.41	483,657	0.00%	-6.51%	to	-8.06%
2015	0.45%	to	2.30%	52,420	5.33	to	4.79	263,074	0.00%	-4.22%	to	-6.00%
2014	1.15%	to	2.30%	85,409	5.39	to	5.10	442,228	0.00%	1.62%	to	0.44%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Short NASDAQ-100 (PROSN)
2018	0.45%	to	2.15%	62,189	$1.98	to	1.70	$114,021	0.00%	-3.33%	to	-4.99%
2017	1.25%	to	2.15%	60,228	1.92	to	1.79	112,769	0.00%	-26.18%	to	-26.85%
2016	0.45%	to	2.15%	280,028	2.75	to	2.45	709,190	0.00%	-10.46%	to	-11.99%
2015	0.45%	to	1.85%	54,422	3.07	to	2.83	158,731	0.00%	-13.44%	to	-14.65%
2014	0.45%	to	2.15%	114,259	3.54	to	3.27	381,614	0.00%	-19.74%	to	-21.12%
ProFund VP Technology (PROTEC)
2018	0.45%	to	2.50%	399,001	22.40	to	19.10	8,153,457	0.00%	-2.74%	to	-4.75%
2017	0.45%	to	2.15%	619,987	23.03	to	20.54	13,212,314	0.05%	34.58%	to	32.29%
2016	0.45%	to	2.45%	284,726	17.12	to	15.26	4,559,670	0.00%	11.84%	to	9.60%
2015	0.45%	to	2.35%	550,302	15.30	to	13.99	7,978,790	0.00%	1.94%	to	0.00%
2014	0.45%	to	2.50%	410,320	15.01	to	13.91	5,892,607	0.00%	17.58%	to	15.16%
ProFund VP Telecommunications (PROTEL)
2018	1.15%	to	2.10%	30,152	11.84	to	11.00	346,747	4.41%	-16.09%	to	-16.90%
2017	0.45%	to	2.35%	66,977	14.79	to	13.01	918,448	3.10%	-2.56%	to	-4.42%
2016	0.45%	to	2.45%	94,732	15.18	to	13.53	1,352,938	1.63%	21.11%	to	18.69%
2015	0.45%	to	2.10%	30,985	12.53	to	11.59	368,536	6.74%	1.06%	to	-0.61%
2014	0.45%	to	2.15%	47,871	12.40	to	11.64	570,687	4.46%	0.11%	to	-1.60%
ProFund VP US Gov Plus (PROGVP)
2018	0.45%	to	2.15%	98,785	15.91	to	13.71	1,434,467	0.93%	-5.85%	to	-7.47%
2017	0.45%	to	2.15%	78,670	16.90	to	14.81	1,213,650	0.45%	9.00%	to	7.14%
2016	0.45%	to	2.15%	99,532	15.51	to	13.83	1,428,728	0.00%	-0.76%	to	-2.45%
2015	0.45%	to	2.15%	246,664	15.63	to	14.17	3,594,158	0.00%	-6.07%	to	-7.67%
2014	0.45%	to	2.20%	161,162	16.64	to	15.32	2,539,122	0.18%	35.78%	to	33.39%
ProFund VP UltraNASDAQ-100 (PROUN)
2018	0.45%	to	2.15%	71,560	66.62	to	57.39	4,393,333	0.00%	-10.04%	to	-11.59%
2017	0.45%	to	2.50%	78,230	74.05	to	63.16	5,342,361	0.00%	67.57%	to	64.14%
2016	0.45%	to	2.50%	118,652	44.19	to	38.48	4,959,448	0.00%	8.13%	to	5.91%
2015	0.45%	to	2.45%	73,879	40.87	to	36.43	2,850,033	0.00%	13.09%	to	10.82%
2014	0.45%	to	2.50%	184,912	36.14	to	32.80	6,287,569	0.00%	35.23%	to	32.45%
ProFund VP Utilities (PROUTL)
2018	0.45%	to	2.35%	685,615	18.46	to	15.92	11,622,549	1.57%	2.42%	to	0.45%
2017	0.45%	to	2.50%	260,362	18.02	to	15.69	4,345,625	2.33%	10.14%	to	7.88%
2016	0.45%	to	2.50%	307,568	16.36	to	14.54	4,714,339	1.16%	14.56%	to	12.21%
2015	0.45%	to	2.50%	197,035	14.28	to	12.96	2,667,033	1.42%	-6.82%	to	-8.74%
2014	0.45%	to	2.50%	364,675	15.33	to	14.20	5,370,466	2.19%	25.32%	to	22.74%
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
2018	0.85%	to	1.65%	406,601	11.33	to	11.02	4,558,995	0.61%	-9.27%	to	-10.01%
2017	0.85%	to	1.65%	296,870	12.49	to	12.24	3,678,151	1.27%	17.77%	to	16.82%
2016	0.85%	to	1.55%	162,774	10.60	to	10.49	1,718,133	1.40%	12.68%	to	11.89%
2015	1.00%	to	1.55%	52,116	9.40	to	9.38	489,720	0.00%	-5.97%	to	-6.21%	****
GGH Variable Fund - Global Managed Futures Strategy (RVMFU)
2018	0.45%	to	2.45%	749,469	6.67	to	5.44	4,556,103	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.15%	840,325	7.36	to	6.30	5,689,604	1.52%	8.22%	to	6.38%
2016	0.45%	to	2.15%	976,706	6.80	to	5.92	6,152,011	3.41%	-15.15%	to	-16.59%
2015	0.45%	to	2.35%	991,335	8.02	to	7.00	7,358,106	1.96%	-1.99%	to	-3.86%
2014	0.45%	to	2.35%	439,704	8.18	to	7.28	3,359,616	0.00%	11.58%	to	9.45%
GGH Variable Fund - Long Short Equity Fund (RSRF)
2018	0.45%	to	2.45%	438,274	10.60	to	9.53	5,945,033	0.00%	-13.33%	to	-15.08%
2017	0.45%	to	2.15%	495,742	12.23	to	17.50	7,837,567	0.34%	14.34%	to	12.39%
2016	0.45%	to	2.50%	562,396	10.70	to	9.96	7,891,364	0.00%	0.20%	to	-1.85%
2015	0.45%	to	2.35%	776,095	10.68	to	15.40	10,894,555	0.00%	0.80%	to	-1.12%
2014	0.45%	to	2.40%	546,015	10.59	to	15.48	7,808,046	0.00%	2.33%	to	0.33%
Rydex VT - Banking Fund (RBKF)
2018	1.15%	to	2.45%	210,412	9.13	to	5.27	1,799,681	0.51%	-20.13%	to	-21.18%
2017	0.45%	to	2.45%	315,722	9.01	to	6.69	3,349,648	0.24%	11.98%	to	9.74%
2016	0.45%	to	2.45%	557,503	8.04	to	6.09	5,365,058	1.11%	26.68%	to	24.14%
2015	1.15%	to	2.45%	404,243	8.17	to	4.91	3,087,040	0.47%	-5.95%	to	-7.19%
2014	0.45%	to	2.45%	233,270	6.70	to	5.29	1,926,493	1.36%	2.95%	to	0.89%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex VT - Basic Materials Fund (RBMF)
2018	0.45%	to	2.45%	122,448	$11.35	to	11.86	$2,661,886	0.48%	-17.82%	to	-19.48%
2017	0.45%	to	2.45%	219,709	13.82	to	14.73	5,671,248	0.54%	20.89%	to	18.47%
2016	0.45%	to	2.45%	262,544	11.43	to	12.43	5,817,974	0.00%	30.27%	to	27.66%
2015	0.45%	to	2.50%	118,511	8.77	to	9.69	2,097,515	0.00%	-17.67%	to	-19.37%
2014	0.45%	to	2.50%	167,362	10.66	to	12.02	3,602,338	3.09%	-2.26%	to	-4.27%
Rydex VT - Biotechnology Fund (RBF)
2018	0.45%	to	2.45%	252,782	36.97	to	25.32	7,262,363	0.00%	-9.85%	to	-11.68%
2017	0.45%	to	2.50%	310,675	41.01	to	28.49	9,987,924	0.00%	28.86%	to	26.21%
2016	0.45%	to	2.50%	309,616	31.83	to	22.58	7,859,297	0.00%	-20.02%	to	-21.67%
2015	0.45%	to	2.50%	453,190	39.80	to	28.82	14,533,009	0.00%	7.99%	to	5.76%
2014	0.45%	to	2.50%	458,541	36.85	to	27.25	13,717,417	0.00%	32.10%	to	29.38%
Rydex VT - Commodities Strategy Fund (RVCMD)
2018	0.45%	to	2.50%	511,807	2.66	to	1.95	947,103	3.23%	-15.51%	to	-17.26%
2017	0.45%	to	2.50%	652,197	3.14	to	2.35	1,438,132	0.00%	3.96%	to	1.83%
2016	0.45%	to	2.50%	889,510	3.02	to	2.31	1,935,730	0.00%	9.91%	to	7.65%
2015	0.65%	to	2.50%	764,311	2.70	to	2.15	1,492,889	0.00%	-34.23%	to	-35.46%
2014	0.65%	to	2.50%	809,296	4.11	to	3.32	2,425,031	0.00%	-34.44%	to	-35.66%
Rydex VT - Consumer Products Fund (RCPF)
2018	0.45%	to	2.35%	167,554	21.62	to	25.39	4,922,122	0.68%	-12.52%	to	-14.20%
2017	0.45%	to	2.35%	207,014	24.71	to	29.59	7,028,978	1.00%	11.03%	to	8.92%
2016	0.45%	to	2.45%	293,161	22.26	to	21.04	8,984,959	0.66%	4.94%	to	2.84%
2015	0.45%	to	2.50%	553,132	21.21	to	20.35	16,115,663	0.50%	5.74%	to	3.57%
2014	0.45%	to	2.50%	317,791	20.06	to	19.65	8,838,889	0.62%	12.12%	to	9.81%
Rydex VT - Dow 2x Strategy Fund (RVLDD)
2018	0.45%	to	2.35%	266,698	24.75	to	28.10	8,318,401	0.22%	-14.62%	to	-16.26%
2017	0.45%	to	2.50%	236,677	28.99	to	30.68	8,789,192	0.05%	57.80%	to	54.57%
2016	0.45%	to	2.50%	386,051	18.37	to	19.85	9,227,553	0.00%	30.13%	to	27.46%
2015	0.45%	to	2.50%	800,214	14.12	to	15.57	14,986,879	0.00%	-4.65%	to	-6.61%
2014	0.45%	to	2.50%	484,688	14.80	to	16.68	9,586,358	0.00%	16.28%	to	13.88%
Rydex VT - Electronics Fund (RELF)
2018	0.70%	to	2.10%	202,302	15.93	to	16.20	3,067,168	0.00%	-13.67%	to	-14.55%
2017	0.45%	to	2.35%	359,692	19.07	to	18.26	6,303,065	0.00%	30.47%	to	27.99%
2016	0.45%	to	2.45%	352,421	14.62	to	11.44	4,829,681	0.00%	23.78%	to	21.30%
2015	0.45%	to	2.50%	335,163	11.81	to	9.38	3,788,042	0.00%	1.64%	to	-0.45%
2014	0.45%	to	2.50%	400,386	11.62	to	9.42	4,465,554	0.00%	23.18%	to	20.65%
Rydex VT - Energy Fund (RENF)
2018	0.45%	to	2.20%	439,176	5.96	to	12.40	5,537,779	0.56%	-25.82%	to	-27.14%
2017	0.45%	to	2.35%	633,358	8.04	to	16.64	10,865,224	0.59%	-6.69%	to	-8.46%
2016	0.45%	to	2.45%	952,588	8.61	to	8.67	17,650,131	0.82%	30.78%	to	28.16%
2015	0.45%	to	2.50%	839,869	6.59	to	6.73	11,995,085	0.41%	-30.54%	to	-31.97%
2014	0.45%	to	2.50%	759,621	9.48	to	9.90	15,822,605	0.17%	-18.99%	to	-20.66%
Rydex VT - Energy Services Fund (RESF)
2018	0.45%	to	2.50%	266,163	2.64	to	2.67	1,891,210	3.13%	-45.90%	to	-47.02%
2017	0.45%	to	2.50%	428,056	4.88	to	5.03	5,664,558	0.00%	-19.01%	to	-20.67%
2016	0.45%	to	2.50%	587,594	6.02	to	6.35	9,471,392	1.00%	22.60%	to	20.08%
2015	0.45%	to	2.50%	597,799	4.91	to	5.29	7,964,659	0.37%	-32.01%	to	-33.41%
2014	0.45%	to	2.50%	552,521	7.23	to	7.94	11,202,901	0.00%	-29.66%	to	-31.11%
Rydex VT - Europe 125x Strategy Fund (RLCE)
2018	0.45%	to	2.15%	140,914	5.53	to	9.46	1,256,475	0.37%	-19.34%	to	-20.73%
2017	0.45%	to	2.15%	231,471	6.86	to	11.93	2,494,103	0.96%	28.02%	to	25.85%
2016	1.15%	to	2.15%	92,509	9.24	to	9.48	829,321	1.72%	-6.66%	to	-7.60%
2015	0.45%	to	2.15%	108,694	5.70	to	10.26	1,036,926	1.24%	-7.60%	to	-9.18%
2014	0.45%	to	2.15%	134,608	6.17	to	11.30	1,362,829	0.92%	-12.88%	to	-14.37%
Rydex VT - Financial Services Fund (RFSF)
2018	0.45%	to	2.50%	368,885	10.21	to	7.91	4,489,423	0.81%	-12.68%	to	-14.48%
2017	0.45%	to	2.50%	502,360	11.69	to	9.25	7,099,794	0.44%	15.05%	to	12.69%
2016	0.45%	to	2.50%	735,445	10.16	to	8.21	9,094,946	1.42%	15.31%	to	12.94%
2015	0.45%	to	2.50%	693,822	8.81	to	7.27	7,555,577	0.36%	-4.42%	to	-6.39%
2014	0.45%	to	2.50%	671,332	9.22	to	7.77	7,747,716	0.64%	12.07%	to	9.77%
Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB)
2018	0.45%	to	2.15%	312,611	17.97	to	14.74	5,782,473	1.54%	-5.75%	to	-7.37%
2017	0.45%	to	2.15%	255,028	19.07	to	15.91	5,115,436	1.24%	9.14%	to	7.28%
2016	0.45%	to	2.15%	349,360	17.47	to	14.83	6,448,764	0.88%	-0.79%	to	-2.48%
2015	0.45%	to	2.45%	456,187	17.61	to	14.06	8,447,751	0.89%	-5.52%	to	-7.42%
2014	0.45%	to	2.55%	621,779	18.64	to	15.05	12,309,884	0.69%	34.05%	to	31.23%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex VT - Health Care Fund (RHCF)
2018	0.45%	to	2.45%	450,556	$24.66	to	20.00	$11,767,789	0.00%	0.79%	to	-1.25%
2017	0.45%	to	2.45%	479,809	24.47	to	20.25	12,553,597	0.00%	22.31%	to	19.86%
2016	0.45%	to	2.45%	510,299	20.00	to	16.89	10,998,993	0.00%	-10.10%	to	-11.90%
2015	0.45%	to	2.50%	798,201	22.25	to	19.08	19,342,049	0.00%	4.06%	to	1.92%
2014	0.45%	to	2.50%	818,470	21.38	to	18.72	19,291,518	0.00%	24.06%	to	21.50%
Rydex VT - Internet Fund (RINF)
2018	0.45%	to	2.20%	113,408	25.76	to	34.73	4,193,100	0.00%	-3.64%	to	-5.34%
2017	0.45%	to	2.20%	136,439	26.74	to	36.69	5,204,336	0.00%	33.36%	to	31.02%
2016	0.45%	to	2.35%	169,573	20.05	to	27.42	4,936,192	0.00%	3.97%	to	1.99%
2015	0.45%	to	2.50%	214,786	19.28	to	17.79	6,020,677	0.00%	7.87%	to	5.65%
2014	0.45%	to	2.50%	134,520	17.88	to	16.84	3,583,436	0.00%	1.50%	to	-0.59%
Rydex VT - Inverse Dow 2x Strategy Fund (RVIDD)
2018	1.15%	to	2.15%	4,461,941	0.33	to	0.29	1,397,502	0.00%	0.26%	to	-0.76%
2017	1.15%	to	2.30%	10,883,858	0.33	to	0.28	3,379,428	0.00%	-39.65%	to	-40.36%
2016	0.45%	to	2.30%	2,041,696	0.96	to	0.48	1,107,827	0.00%	-29.96%	to	-31.26%
2015	1.15%	to	2.45%	2,794,435	0.79	to	0.85	2,112,085	0.00%	-9.09%	to	-10.29%
2014	1.15%	to	2.50%	1,996,596	0.87	to	0.94	1,661,317	0.00%	-22.67%	to	-23.72%
Rydex VT - Inverse Gov Long Bond Strategy Fund (RJNF)
2018	1.15%	to	2.10%	340,931	2.69	to	2.46	890,457	0.00%	2.59%	to	1.60%
2017	0.45%	to	2.15%	464,625	3.14	to	2.41	1,216,573	0.00%	-9.30%	to	-10.84%
2016	0.45%	to	2.45%	452,215	3.47	to	3.06	1,267,887	0.00%	-3.38%	to	-5.31%
2015	0.45%	to	2.20%	664,416	3.59	to	2.82	1,920,146	0.00%	-1.66%	to	-3.39%
2014	0.45%	to	2.50%	798,202	3.65	to	3.34	2,388,554	0.00%	-25.25%	to	-26.79%
Rydex VT - Inverse Mid-Cap Strategy Fund (RVIMC)
2018	1.15%	to	2.15%	207,501	1.55	to	1.34	309,025	0.00%	9.62%	to	8.51%
2017	1.15%	to	2.15%	95,769	1.42	to	1.23	128,973	0.00%	-14.54%	to	-15.40%
2016	1.15%	to	2.15%	121,474	1.66	to	1.46	191,195	0.00%	-20.06%	to	-20.87%
2015	1.15%	to	1.95%	208,444	2.07	to	1.89	413,390	0.00%	-2.26%	to	-3.05%
2014	1.15%	to	2.50%	351,637	2.12	to	2.48	698,292	0.00%	-12.58%	to	-13.77%
Rydex VT - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2018	0.45%	to	2.15%	2,906,311	1.52	to	0.72	2,327,297	0.00%	-3.21%	to	-4.87%
2017	0.45%	to	2.15%	247,552	1.58	to	0.76	169,243	0.00%	-25.00%	to	-26.28%
2016	1.15%	to	2.15%	535,422	0.89	to	1.03	449,375	0.00%	-10.52%	to	-11.42%
2015	1.15%	to	2.10%	318,657	0.99	to	1.17	298,344	0.00%	-13.87%	to	-14.70%
2014	0.45%	to	2.50%	321,838	2.69	to	2.09	392,180	0.00%	-19.00%	to	-20.67%
Rydex VT - Inverse Russell 2000(R) Strategy Fund (RVISC)
2018	0.45%	to	2.20%	910,480	2.14	to	1.23	1,279,109	0.00%	10.63%	to	8.68%
2017	0.45%	to	2.30%	450,457	1.94	to	1.12	569,927	0.00%	-13.88%	to	-15.47%
2016	1.15%	to	2.50%	7,555,153	1.53	to	1.75	10,617,019	0.00%	-21.20%	to	-22.27%
2015	0.45%	to	2.40%	1,622,820	2.83	to	1.68	3,245,304	0.00%	-0.35%	to	-2.30%
2014	0.45%	to	2.50%	655,199	2.84	to	2.31	1,245,930	0.00%	-9.26%	to	-11.13%
Rydex VT - Inverse S&P 500 Strategy Fund (RUF)
2018	0.45%	to	2.15%	997,668	2.76	to	1.42	1,617,716	0.00%	3.50%	to	1.72%
2017	0.45%	to	2.15%	672,999	2.66	to	1.40	1,057,934	0.00%	-17.72%	to	-19.12%
2016	0.45%	to	2.15%	777,519	3.24	to	1.73	1,473,865	0.00%	-12.40%	to	-13.89%
2015	0.65%	to	2.10%	1,035,469	3.63	to	2.02	2,241,550	0.00%	-5.06%	to	-6.44%
2014	0.65%	to	2.50%	878,859	3.83	to	3.05	2,018,138	0.00%	-15.01%	to	-16.59%
Rydex VT - Japan 2x Strategy Fund (RLCJ)
2018	0.45%	to	2.15%	68,954	13.19	to	19.58	1,023,454	0.00%	-23.30%	to	-24.62%
2017	0.45%	to	2.15%	68,202	17.20	to	25.98	1,308,835	0.00%	49.62%	to	47.08%
2016	0.45%	to	2.15%	59,041	11.49	to	17.66	781,163	0.00%	8.37%	to	6.53%
2015	0.45%	to	2.45%	101,533	10.61	to	9.04	1,234,316	0.00%	11.49%	to	9.25%
2014	1.15%	to	2.50%	79,473	11.43	to	8.23	881,829	0.00%	-16.38%	to	-17.53%
Rydex VT - Leisure Fund (RLF)
2018	0.45%	to	2.30%	87,236	18.74	to	24.76	2,580,480	0.29%	-13.83%	to	-15.44%
2017	0.45%	to	2.30%	103,637	21.75	to	29.28	3,588,408	0.22%	19.57%	to	17.36%
2016	0.45%	to	2.30%	146,875	18.19	to	24.95	4,185,284	0.49%	9.07%	to	7.05%
2015	0.45%	to	2.50%	256,578	16.68	to	15.23	6,843,107	0.09%	-0.15%	to	-2.20%
2014	0.45%	to	2.50%	181,903	16.70	to	15.57	4,941,762	0.22%	7.00%	to	4.80%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex VT - Mid-Cap 15x Strategy Fund (RMED)
2018	0.45%	to	2.45%	63,196	$20.26	to	17.12	$2,418,652	0.26%	-19.76%	to	-21.38%
2017	0.45%	to	2.50%	73,684	25.25	to	21.65	3,574,864	0.00%	21.90%	to	19.39%
2016	0.45%	to	2.45%	343,638	20.72	to	18.23	14,284,951	0.00%	29.06%	to	26.48%
2015	0.45%	to	2.50%	336,043	16.05	to	14.34	10,875,301	0.00%	-5.93%	to	-7.87%
2014	0.45%	to	2.50%	94,489	17.06	to	15.57	3,088,946	0.00%	11.43%	to	9.14%
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018	0.45%	to	2.35%	569,165	8.98	to	7.65	4,914,169	0.00%	-5.50%	to	-7.32%
2017	0.45%	to	2.30%	638,005	9.50	to	8.31	5,892,726	0.00%	3.21%	to	1.30%
2016	0.45%	to	2.50%	801,612	9.21	to	7.85	7,227,702	0.10%	-0.93%	to	-2.96%
2015	0.45%	to	2.35%	902,632	9.29	to	8.39	8,312,369	0.64%	1.39%	to	-0.54%
2014	0.45%	to	2.35%	732,401	9.17	to	8.44	6,714,451	0.00%	4.19%	to	2.20%
Rydex VT - NASDAQ-100(R) 2x Strategy Fund (RVF)
2018	0.45%	to	2.45%	362,509	53.80	to	49.20	20,818,371	0.00%	-9.72%	to	-11.54%
2017	0.45%	to	2.50%	433,381	59.59	to	55.28	27,750,687	0.00%	68.73%	to	65.27%
2016	0.45%	to	2.15%	216,334	35.32	to	56.50	8,067,938	0.00%	9.10%	to	7.25%
2015	0.45%	to	2.45%	611,925	32.37	to	31.46	20,769,741	0.00%	14.11%	to	11.82%
2014	0.45%	to	2.45%	1,027,097	28.37	to	28.14	31,048,384	0.00%	35.96%	to	33.23%
Rydex VT - NASDAQ-100(R) Fund (ROF)
2018	0.45%	to	2.45%	457,417	29.47	to	26.02	16,887,743	0.00%	-2.25%	to	-4.23%
2017	0.45%	to	2.45%	530,654	30.15	to	27.17	20,170,097	0.00%	30.53%	to	27.92%
2016	0.45%	to	2.35%	540,704	23.10	to	28.11	16,007,952	0.00%	5.51%	to	3.50%
2015	0.45%	to	2.35%	900,604	21.89	to	27.16	24,997,743	0.00%	7.75%	to	5.70%
2014	0.45%	to	2.55%	746,528	20.32	to	19.28	19,033,453	0.00%	16.92%	to	14.45%
Rydex VT - Nova Fund (RNF)
2018	0.45%	to	2.10%	407,699	19.97	to	28.14	9,921,657	0.15%	-10.73%	to	-12.22%
2017	0.45%	to	2.15%	489,051	22.37	to	31.82	13,606,944	0.04%	31.19%	to	28.96%
2016	0.45%	to	2.45%	796,712	17.05	to	15.97	16,663,086	0.00%	15.20%	to	12.90%
2015	0.45%	to	2.50%	566,895	14.80	to	14.08	10,643,310	0.00%	-1.17%	to	-3.20%
2014	0.45%	to	2.55%	666,929	14.98	to	14.48	12,705,422	0.08%	18.05%	to	15.56%
Rydex VT - Precious Metals Fund (RPMF)
2018	0.45%	to	2.30%	737,847	4.68	to	6.82	6,838,000	4.50%	-16.98%	to	-18.54%
2017	0.45%	to	2.30%	855,739	5.63	to	8.37	9,924,963	4.50%	6.60%	to	4.63%
2016	0.45%	to	2.50%	940,721	5.28	to	4.75	10,152,106	0.00%	64.77%	to	61.40%
2015	0.45%	to	2.50%	1,368,428	3.21	to	2.94	7,977,234	5.83%	-30.68%	to	-32.12%
2014	0.45%	to	2.50%	879,941	4.63	to	4.34	8,151,128	0.13%	-17.72%	to	-19.42%
Rydex VT - Real Estate Fund (RREF)
2018	0.45%	to	2.30%	199,001	13.21	to	18.11	4,428,058	1.21%	-7.75%	to	-9.47%
2017	0.45%	to	2.30%	197,693	14.32	to	20.00	4,865,511	2.60%	6.18%	to	4.21%
2016	0.45%	to	2.35%	223,411	13.49	to	19.06	5,250,115	1.02%	9.66%	to	7.57%
2015	0.45%	to	2.50%	338,751	12.30	to	10.30	7,117,895	2.02%	-2.96%	to	-4.96%
2014	0.45%	to	2.50%	492,656	12.68	to	10.84	10,849,321	1.19%	20.46%	to	17.98%
Rydex VT - Retailing Fund (RRF)
2018	0.45%	to	2.35%	118,827	20.10	to	22.93	3,072,827	0.01%	-3.67%	to	-5.52%
2017	0.70%	to	2.10%	91,769	28.56	to	25.20	2,511,408	0.00%	11.54%	to	10.46%
2016	0.70%	to	2.15%	87,325	25.60	to	22.65	2,148,144	0.00%	-0.87%	to	-1.85%
2015	0.45%	to	2.50%	124,823	18.60	to	15.74	3,084,162	0.00%	-1.77%	to	-3.79%
2014	0.45%	to	2.50%	187,893	18.94	to	16.36	4,394,236	0.00%	8.17%	to	5.94%
Rydex VT - Russell 2000(R) 15x Strategy Fund (RMEK)
2018	0.45%	to	2.20%	90,508	16.51	to	28.17	2,512,478	0.00%	-19.93%	to	-21.35%
2017	0.45%	to	2.20%	115,272	20.62	to	35.82	4,063,560	0.00%	19.48%	to	17.38%
2016	0.45%	to	2.35%	138,655	17.26	to	29.88	4,092,656	0.00%	29.83%	to	27.36%
2015	0.45%	to	2.50%	119,456	13.30	to	11.28	2,750,865	0.00%	-9.49%	to	-11.35%
2014	0.45%	to	2.50%	237,482	14.69	to	12.72	5,562,054	0.00%	3.82%	to	1.68%
Rydex VT - S&P 500 2x Strategy Fund (RTF)
2018	0.45%	to	2.20%	715,384	20.38	to	32.34	18,466,709	0.07%	-15.79%	to	-17.28%
2017	0.45%	to	2.50%	753,349	24.21	to	22.70	23,345,040	0.00%	42.85%	to	39.92%
2016	0.45%	to	2.50%	709,399	16.95	to	16.23	15,450,323	0.00%	19.86%	to	17.40%
2015	0.45%	to	2.50%	369,480	14.14	to	13.82	6,625,529	0.00%	-2.10%	to	-4.12%
2014	0.45%	to	2.50%	891,598	14.44	to	14.42	16,675,744	0.00%	24.09%	to	21.54%
Rydex VT - S&P 500 Pure Growth Fund (RVLCG)
2018	0.45%	to	2.45%	1,066,315	23.18	to	18.82	24,143,623	0.00%	-6.06%	to	-7.96%
2017	0.45%	to	2.45%	1,435,023	24.67	to	20.45	34,945,300	0.00%	23.84%	to	21.36%
2016	0.45%	to	2.45%	1,468,718	19.92	to	16.85	29,264,332	0.00%	2.12%	to	0.07%
2015	0.45%	to	2.50%	2,553,715	19.51	to	16.76	50,132,537	0.00%	0.63%	to	-1.45%
2014	0.45%	to	2.50%	3,194,594	19.39	to	17.00	62,517,460	0.00%	11.91%	to	9.61%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex VT - S&P 500 Pure Value Fund (RVLCV)
2018	0.45%	to	2.45%	1,060,163	$16.80	to	14.81	$20,948,196	0.71%	-13.71%	to	-15.45%
2017	0.45%	to	2.45%	1,254,394	19.47	to	17.52	29,033,105	0.76%	15.34%	to	13.03%
2016	0.45%	to	2.50%	1,523,979	16.88	to	15.41	30,875,245	1.14%	16.87%	to	14.47%
2015	0.45%	to	2.50%	1,217,367	14.44	to	13.46	21,106,001	1.04%	-9.79%	to	-11.65%
2014	0.45%	to	2.50%	2,128,730	16.01	to	15.24	41,597,840	0.37%	10.44%	to	8.17%
Rydex VT - S&P MidCap 400 Pure Growth Fund (RVMCG)
2018	0.45%	to	2.45%	313,364	20.65	to	16.55	7,251,756	0.00%	-15.21%	to	-16.93%
2017	0.45%	to	2.45%	380,793	24.36	to	19.92	10,473,123	0.00%	18.23%	to	15.86%
2016	0.45%	to	2.45%	509,527	20.60	to	17.19	11,946,334	0.00%	2.24%	to	0.19%
2015	0.45%	to	2.45%	930,696	20.15	to	17.16	21,384,407	0.00%	0.86%	to	-1.16%
2014	0.45%	to	2.50%	827,165	19.98	to	17.28	18,929,666	0.00%	-2.00%	to	-4.01%
Rydex VT - S&P MidCap 400 Pure Value Fund (RVMCV)
2018	0.45%	to	2.50%	329,823	15.30	to	13.09	6,257,510	0.00%	-19.34%	to	-21.02%
2017	0.45%	to	2.50%	404,813	18.97	to	16.57	9,583,077	0.00%	12.64%	to	10.33%
2016	0.45%	to	2.50%	911,057	16.85	to	15.02	19,318,534	0.34%	28.31%	to	25.68%
2015	0.45%	to	2.50%	479,147	13.13	to	11.95	7,992,316	0.14%	-12.26%	to	-14.07%
2014	0.45%	to	2.50%	573,667	14.96	to	13.91	11,065,293	0.04%	6.24%	to	4.06%
Rydex VT - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2018	0.45%	to	2.45%	457,942	20.53	to	16.68	10,602,394	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.45%	496,353	22.67	to	18.80	12,909,532	0.00%	15.56%	to	13.25%
2016	0.45%	to	2.45%	465,553	19.62	to	16.60	10,572,159	0.00%	18.16%	to	15.79%
2015	0.45%	to	2.45%	705,352	16.61	to	14.34	13,744,555	0.00%	-0.82%	to	-2.81%
2014	0.45%	to	2.50%	756,633	16.74	to	14.69	14,965,168	0.00%	-0.45%	to	-2.50%
Rydex VT - S&P SmallCap 600 Pure Value Fund (RVSCV)
2018	0.45%	to	2.45%	315,134	13.05	to	10.33	4,741,259	0.00%	-20.94%	to	-22.54%
2017	0.45%	to	2.45%	528,975	16.51	to	13.33	10,150,079	0.00%	-0.72%	to	-2.71%
2016	0.45%	to	2.45%	836,193	16.63	to	13.71	16,213,550	0.00%	31.15%	to	28.52%
2015	0.45%	to	2.45%	528,126	12.68	to	10.66	7,812,190	0.00%	-13.93%	to	-15.66%
2014	0.45%	to	2.45%	517,699	14.73	to	12.65	9,163,876	0.00%	0.86%	to	-1.17%
Rydex VT - Strengthening Dollar 2x Strategy Fund (RVSDL)
2018	0.45%	to	2.30%	139,467	8.83	to	6.12	961,980	0.00%	11.32%	to	9.24%
2017	0.95%	to	2.30%	167,540	6.26	to	5.60	1,030,716	0.00%	-18.80%	to	-19.54%
2016	0.45%	to	2.30%	294,555	9.68	to	6.97	2,290,986	0.00%	6.52%	to	4.55%
2015	0.45%	to	2.30%	179,801	9.09	to	6.66	1,294,892	0.00%	12.84%	to	10.74%
2014	0.45%	to	2.40%	560,826	8.05	to	5.96	3,757,287	0.00%	22.38%	to	19.98%
Rydex VT - Technology Fund (RTEC)
2018	0.45%	to	2.45%	333,860	20.19	to	17.22	8,654,905	0.00%	-1.94%	to	-3.92%
2017	0.45%	to	2.45%	419,506	20.59	to	17.93	11,207,725	0.00%	32.03%	to	29.39%
2016	0.45%	to	2.45%	440,399	15.60	to	13.85	8,985,933	0.00%	10.57%	to	8.36%
2015	0.45%	to	2.50%	457,774	14.10	to	12.72	8,584,454	0.00%	0.66%	to	-1.41%
2014	0.45%	to	2.50%	527,975	14.01	to	12.90	9,837,345	0.00%	9.76%	to	7.50%
Rydex VT - Telecommunications Fund (RTEL)
2018	0.45%	to	2.45%	126,955	8.67	to	8.31	1,177,415	0.69%	-5.72%	to	-7.63%
2017	0.65%	to	2.45%	58,362	9.00			582,335	1.08%	3.27%
2016	0.65%	to	2.45%	102,863	8.56	to	8.72	993,798	0.32%	16.64%	to	14.54%
2015	0.65%	to	2.15%	127,757	7.34	to	11.31	1,043,908	1.59%	-7.33%	to	-8.73%
2014	0.65%	to	2.15%	126,898	7.92	to	12.39	1,138,272	1.99%	1.95%	to	0.41%
Rydex VT - Transportation Fund (RTRF)
2018	0.70%	to	2.30%	116,508	28.20	to	22.04	3,124,597	0.00%	-20.95%	to	-21.90%
2017	0.45%	to	2.30%	183,274	20.99	to	28.22	6,057,552	0.27%	21.47%	to	19.22%
2016	0.45%	to	2.35%	224,030	17.28	to	23.51	6,040,756	0.00%	14.91%	to	12.72%
2015	0.65%	to	2.50%	174,576	14.79	to	13.05	4,303,854	0.00%	-14.65%	to	-16.24%
2014	0.45%	to	2.50%	355,267	17.59	to	15.58	10,200,613	0.00%	22.25%	to	19.73%
Rydex VT - Utilities Fund (RUTL)
2018	0.45%	to	2.35%	235,136	17.86	to	23.72	4,498,811	1.92%	3.31%	to	1.33%
2017	0.45%	to	2.50%	199,593	17.29	to	16.51	3,740,981	1.58%	10.52%	to	8.25%
2016	0.45%	to	2.50%	280,829	15.64	to	15.25	4,823,502	0.94%	15.81%	to	13.44%
2015	0.45%	to	2.50%	512,587	13.51	to	13.45	7,536,635	2.50%	-7.78%	to	-9.68%
2014	0.45%	to	2.50%	551,770	14.64	to	14.89	8,856,609	1.72%	22.34%	to	19.82%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex VT - Weakening Dollar 2x Strategy Fund (RVWDL)
2018	1.15%	to	1.85%	41,323	$6.00	to	5.46	$243,052	0.00%	-12.65%	to	-13.28%
2017	1.15%	to	1.95%	50,443	6.87	to	6.22	336,591	0.00%	17.95%	to	16.99%
2016	1.15%	to	1.95%	61,576	5.83	to	5.32	348,742	0.00%	-9.76%	to	-10.49%
2015	0.45%	to	2.45%	110,043	5.77	to	5.76	670,233	0.00%	-17.20%	to	-18.87%
2014	0.45%	to	2.10%	69,426	6.97	to	7.18	524,984	0.00%	-22.27%	to	-23.56%
GGH Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2018	0.45%	to	2.35%	1,099,175	11.48	to	10.29	11,840,407	2.78%	-1.25%	to	-3.15%
2017	0.45%	to	2.50%	1,057,242	11.63	to	10.55	11,665,235	2.98%	3.00%	to	0.88%
2016	0.45%	to	2.45%	1,886,568	11.29	to	10.48	20,484,574	5.43%	8.08%	to	5.91%
2015	0.45%	to	2.45%	1,142,012	10.45	to	9.90	11,554,154	3.03%	0.28%	to	-1.74%
2014	0.45%	to	2.45%	656,347	10.42	to	10.07	6,709,817	0.00%	1.92%	to	-0.13%
Rydex VT - High Yield Strategy Fund (RHYS)
2018	1.15%	to	1.90%	105,131	11.18	to	10.84	1,154,440	5.18%	-2.01%	to	-2.76%
2017	1.15%	to	1.95%	148,622	11.41	to	11.13	1,667,959	3.96%	5.64%	to	4.79%
2016	0.45%	to	2.45%	180,571	10.97	to	10.50	1,929,928	9.76%	11.12%	to	8.89%
2015	1.15%	to	1.95%	85,475	9.79	to	9.70	831,855	0.19%	-1.85%	to	-2.65%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.85%	to	1.65%	1,017,768	10.25	to	9.97	10,322,465	0.00%	0.00%	to	-0.82%
2017	0.85%	to	1.65%	740,093	10.25	to	10.05	7,527,628	0.00%	26.23%	to	25.21%
2016	0.85%	to	1.65%	451,417	8.12	to	8.02	3,649,358	0.00%	-11.47%	to	-12.19%
2015	1.00%	to	1.65%	168,760	9.17	to	9.14	1,545,737	0.00%	-8.34%	to	-8.62%	****
VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)
2018	0.45%	to	1.95%	284,202	9.02	to	8.79	2,524,700	1.81%	-16.96%	to	-18.21%
2017	1.00%	to	1.65%	45,104	10.71	to	10.66	483,239	0.00%	7.09%	to	6.62%	****
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
2018	0.85%	to	1.65%	737,610	6.81	to	6.62	4,966,791	0.00%	-29.03%	to	-29.61%
2017	0.85%	to	1.65%	565,610	9.59	to	9.40	5,382,630	0.00%	-2.80%	to	-3.58%
2016	0.85%	to	1.65%	309,007	9.87	to	9.75	3,036,037	0.23%	42.20%	to	41.05%
2015	0.85%	to	1.65%	104,748	6.94	to	6.91	725,758	0.00%	-30.62%	to	-30.88%	****
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.45%	to	2.50%	560,536	4.67	to	3.98	2,401,058	0.00%	-28.60%	to	-30.08%
2017	0.45%	to	2.50%	688,632	6.55	to	5.70	4,178,307	0.00%	-2.14%	to	-4.15%
2016	0.45%	to	2.50%	877,139	6.69	to	5.94	5,499,904	0.35%	43.06%	to	40.13%
2015	0.45%	to	2.50%	717,439	4.68	to	4.24	3,183,037	0.03%	-33.75%	to	-35.11%
2014	0.45%	to	2.50%	598,836	7.06	to	6.54	4,061,072	0.06%	-19.47%	to	-21.13%
VanEck VIPT - EM Fund: Class S (VEEMS)
2018	1.00%	to	1.35%	14,262	7.74	to	7.72	110,327	0.00%	-22.58%	to	-22.77%	****
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.45%	to	2.45%	1,097,000	13.26	to	11.12	13,353,108	1.78%	-5.87%	to	-7.77%
2017	0.45%	to	2.45%	1,246,020	14.09	to	12.06	16,243,300	1.53%	17.74%	to	15.38%
2016	0.45%	to	2.45%	1,460,461	11.96	to	10.45	16,318,949	0.58%	-3.01%	to	-4.95%
2015	0.45%	to	2.45%	1,806,564	12.33	to	11.00	21,053,117	0.36%	-8.76%	to	-10.59%
2014	0.45%	to	2.50%	2,023,234	13.52	to	12.27	26,136,125	0.50%	-5.69%	to	-7.63%
Ivy VIP - Energy: Class II (WRENG)
2018	0.85%	to	1.65%	180,863	5.95	to	5.78	1,064,015	0.00%	-34.70%	to	-35.23%
2017	1.00%	to	1.65%	121,565	9.07	to	8.93	1,097,925	0.81%	-13.52%	to	-14.08%
2016	1.00%	to	1.65%	85,714	10.49	to	10.39	897,079	0.14%	33.21%	to	32.34%
2015	1.00%	to	1.65%	9,027	7.88	to	7.85	71,055	0.00%	-21.23%	to	-21.47%	****
DX Insurance Trust - DX VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)
2014	1.15%	to	2.10%	59,108	11.36	to	11.29	669,623	0.00%	13.59%	to	12.86%	****
DX Insurance Trust - DX VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)
2014	1.25%	to	2.00%	2,438	9.18	to	9.13	22,335	0.00%	-8.23%	to	-8.70%	****
DX Insurance Trust - Dynamic VP HY Bond Fund (obsolete) (DXVHY)
2014	1.15%	to	2.50%	99,835	10.66	to	10.27	1,046,427	2.25%	-1.25%	to	-2.60%
NL VT - Mariner Managed Futures SP: Class 2 (obsolete) (NOVMH2)
2016	0.45%	to	2.50%	627,989	9.11	to	8.29	5,419,175	0.00%	-8.55%	to	-10.42%
2015	0.45%	to	2.50%	650,267	9.96	to	9.25	6,206,351	8.46%	-7.05%	to	-8.96%
2014	0.45%	to	2.50%	352,793	10.72	to	10.16	3,664,471	0.00%	7.06%	to	4.85%
NW VIT - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P (obsolete) (NLFOSP)
2016	1.00%	to	2.10%	298,392	10.25	to	9.95	3,011,508	2.03%	4.35%	to	3.20%
2015	1.25%	to	2.10%	264,531	9.78	to	9.64	2,571,082	0.88%	-4.45%	to	-5.28%
2014	1.25%	to	1.95%	60,458	10.24	to	10.19	617,679	0.81%	2.38%	to	1.89%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Flexible Fixed Income Fund: Class P (obsolete) (NVFIP)
2016	1.00%	to	1.95%	132,510	$9.97	to	9.71	$1,302,153	3.78%	6.87%	to	5.85%
2015	1.00%	to	1.95%	110,518	9.33	to	9.18	1,020,662	5.17%	-4.48%	to	-5.40%
2014	1.25%	to	1.90%	55,403	9.75	to	9.70	538,888	3.96%	-2.52%	to	-2.95%	****
NW VIT - NVIT Flexible Moderate Growth Fund: Class P (obsolete) (NVFMGP)
2016	1.00%	to	1.95%	481,577	10.62	to	10.35	5,061,209	3.08%	8.20%	to	7.16%
2015	1.00%	to	1.95%	265,618	9.82	to	9.66	2,584,937	2.78%	-4.31%	to	-5.22%
2014	1.25%	to	1.95%	86,529	10.24	to	10.20	884,088	2.68%	2.44%	to	1.95%	****
Pioneer VCT - Pioneer EM VCT Portfolio: Class II (obsolete) (PIVEM2)
2016	0.45%	to	1.95%	62,739	7.14	to	6.45	421,889	0.20%	5.51%	to	3.92%
2015	0.45%	to	2.10%	74,082	6.77	to	6.15	475,873	4.30%	-15.94%	to	-17.34%
2014	0.45%	to	2.10%	77,131	8.05	to	7.45	594,884	0.19%	-13.19%	to	-14.63%
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC 2R (obsolete) (FC2R)
2014	0.95%	to	1.60%	336,677	24.66	to	23.96	8,331,456	0.69%	10.18%	to	9.88%
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2R (obsolete) (FEI2R)
2014	0.45%	to	2.50%	785,259	16.63	to	13.02	13,829,493	3.05%	7.96%	to	5.74%
GGH Variable Fund - CLS Global Diversified Equity Fund (obsolete) (RVAMR)
2016	1.15%	to	2.30%	160,546	12.72	to	11.30	1,969,554	1.48%	7.24%	to	6.00%
2015	0.45%	to	2.50%	1,257,580	11.76	to	10.47	14,467,164	0.91%	-6.52%	to	-8.45%
2014	0.45%	to	2.55%	1,249,764	12.58	to	11.39	15,543,695	0.27%	3.01%	to	0.83%
GGH Variable Fund - CLS Global Growth Fund (obsolete) (RVBER)
2016	0.45%	to	2.30%	126,569	12.55	to	10.47	1,436,108	0.57%	6.46%	to	4.48%
2015	0.45%	to	2.50%	853,997	11.79	to	9.85	9,180,862	0.69%	-4.45%	to	-6.41%
2014	0.45%	to	2.50%	878,354	12.34	to	10.52	9,985,356	0.61%	2.34%	to	0.23%
FID VIPs Fund - VIP Growth Portfolio: SC 2R (obsolete) (FG2R)
2014	0.45%	to	2.50%	2,163,708	19.04	to	15.19	38,138,026	0.24%	10.54%	to	8.27%
GGH Variable Fund - CLS Growth and Income Fund (obsolete) (RVCLR)
2016	0.45%	to	2.35%	214,319	11.95	to	10.14	2,412,715	0.68%	6.61%	to	4.58%
2015	0.45%	to	2.50%	1,986,155	11.21	to	9.57	20,771,137	1.09%	-4.59%	to	-6.55%
2014	0.45%	to	2.50%	2,024,648	11.74	to	10.24	22,412,265	0.65%	1.34%	to	-0.75%
FID VIPs Fund - VIP High Income Portfolio: SC 2R (obsolete) (FHI2R)
2014	0.45%	to	2.50%	333,474	11.27	to	10.66	3,658,266	3.60%	0.45%	to	-1.62%
GGH Variable Funds Trust - Series M (Macro Opportunities Series) (obsolete) (GSBLMO)
2015	0.45%	to	2.35%	185,315	10.49	to	10.06	1,899,162	2.58%	-0.75%	to	-2.65%
2014	0.45%	to	2.35%	95,487	10.56	to	10.34	996,814	0.00%	4.87%	to	2.87%
NW VIT - NVIT Growth Fund: Class II (obsolete) (CAF2)
2015	0.45%	to	2.50%	244,341	13.65	to	12.91	3,230,670	0.87%	3.89%	to	1.75%
2014	0.45%	to	2.50%	98,599	13.13	to	12.69	1,272,551	0.92%	10.54%	to	8.27%
AC VP Inc - AC VP Income & Growth Fund: Class III (obsolete) (ACVIG3)
2014	0.45%	to	2.50%	660,331	18.51	to	14.44	12,814,948	2.01%	12.00%	to	9.69%
AC VP Inc - AC VP Ultra(R) Fund: Class III (obsolete) (ACVU3)
2014	1.15%	to	1.60%	57,799	18.18	to	17.16	1,043,856	0.42%	8.74%	to	8.25%
AC VP Inc - AC VP Value Fund: Class III (obsolete) (ACVV3)
2014	0.45%	to	2.50%	767,059	17.75	to	15.03	16,521,671	1.44%	12.57%	to	10.25%
Van Eck VIPT - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)
2014	1.15%	to	2.15%	188,357	9.78	to	9.43	1,819,617	0.00%	-2.20%	to	-3.19%

2018	Reserves for annuity contracts in payout phase:								$2,628,253
2018	Contract Owners’ Equity:								$2,048,504,167
2017	Reserves for annuity contracts in payout phase:								$66,779
2017	Contract Owners’ Equity:								$2,123,466,643
2016	Reserves for annuity contracts in payout phase:								$69,540
2016	Contract Owners’ Equity:								$1,791,511,137
2015	Reserves for annuity contracts in payout phase:								$70,623
2015	Contract Owners’ Equity:								$1,613,745,449
2014	Reserves for annuity contracts in payout phase:								$89,289
2014	Contract Owners’ Equity:								$1,524,687,920

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2018.
Statement of Operations for the year ended December 31, 2018.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2018 and 2017.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016.
Consolidated Balance Sheets as of December 31, 2018 and 2017.
Consolidated Statements of Equity as of December 31, 2018, 2017, 2016 and 2015.
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
5)	Variable Annuity Application - Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
8)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc. dated January 3, 2000 with the registration statement under 033-60063, post effective amendment number 21 filed on April 22, 2008 as document creditsuissefpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
22)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
23)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
24)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
25)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
26)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
27)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
28)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
29)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
30)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm

31)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
32)	Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
34)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
35)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
40)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
9)	Opinion of Counsel – Filed with initial Registration Statement on February 2, 2015 (File No. 333-201820) as Exhibit (9) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer

Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 1,443 and 2,887 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C

Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact